UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, President

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Reports to Stockholders.

The following are copies of the reports transmitted to shareholders of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund and Forward Multi-Strategy Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

2

Semi-Annual Report June 30, 2015

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Global Dividend Fund

Forward International Dividend Fund

Forward International Small Companies Fund

Forward Select EM Dividend Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Commodity Long/Short Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2015

1

Shareholder Update	June 30, 2015

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

We at Salient have long emphasized the importance of building truly diversified portfolios that are more resilient, more adaptive and better aligned with investor goals than traditional stock and bond portfolios. The economic and market developments globally over the last six months show why effective portfolio diversification remains one of our key tenets.

U.S. equity market gains have slowed, some overseas stock markets are outpacing the U.S. and we remain in a low-interest-rate environment. Economic policy is continually evolving in the U.S. and overseas, leading to higher market volatility and rapid economic regime shifts that, at times, feel more like tectonic shifts. This climate leaves investors challenged, once again, to find tools to build more diversified portfolios that will weather these regime shifts over time.

The big news from Salient is that we have dramatically expanded our resources for putting smart diversification and risk management principles into action. At the beginning of June we completed our acquisition of Forward Management, an asset manager with a wide-ranging set of alternative strategies that complement our own.

Beyond doubling the size of our investment team, this move realizes our vision of Salient + Forward as a single source of portfolio solutions. Our expanded capabilities include:

•	Global and tactical allocation strategies with built-in adaptability to economic and market change.

•	Real estate and infrastructure strategies that complement Salient’s strengths in master limited partnerships.

•	International dividend strategies that serve both income and growth objectives.

•	Other specialized alternative and niche strategies, including frontier equities, emerging market debt, credit long/short and a variety of hedge fund and private equity strategies.

We are excited to be able to offer such a far-reaching set of core strategies with the potential to generate income and enhance alpha at a time when investors urgently need more innovative, risk-based and flexible solutions. Please stay tuned for further details as we continue to integrate the Salient and Forward teams in the weeks and months ahead.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Alpha is a technical risk ratio that shows a fund’s excess return relative to the performance of its benchmark index.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

June 30, 2015	2

Shareholder Update	June 30, 2015

A MESSAGE FROM:	Lee Partridge Chief Investment Officer

Dear Shareholder:

As we enter the second half of the year we observe that investors are confronted by a number of ongoing challenges that have characterized the global economy since the financial crisis of 2008. These challenges include severe fiscal imbalances across peripheral European countries, a large overhang of global debt, waning growth in China, the divergence of global central bank activity across developed market regions and a continued wealth divide within the United States. As the philosopher Plato of ancient Greece so eloquently stated nearly 2400 years ago, “Excess generally causes reaction, and produces a change in the opposite direction, whether it be in the seasons, or in individuals, or in governments.”

The backdrop to a strong dollar

In the wake of these challenges, the U.S. dollar continued its appreciation versus most major currencies in the first half of 2015 as the Federal Reserve adopted a more restrictive monetary stance relative to other major central banks. The European Central Bank began implementing quantitative easing measures in March with a commitment to purchase €1.1 trillion worth of assets. Those purchases include asset-backed securities, covered bonds and sovereign debt, including, but not limited to, the sovereign debt of Greece. As the U.S. dollar rallied, U.S. equity markets began underperforming most other developed markets, which we attribute to the dual impact of reduced profits from foreign operations for U.S. companies and reduced competitiveness of their exports. Commodity markets are generally down for the year, reflecting the U.S. dollar’s strength as well as dissipating demand from China and the better part of Southeast Asia.

Greek playwright Sophocles once said, “Money is the worst currency that ever grew among mankind. This sacks cities, this drives men from their homes, this teaches and corrupts the worthiest minds to turn base deeds.” A recent study conducted by the McKinsey Global Institute estimates that worldwide debt increased by $57 trillion between the fourth quarter of 2007 and the fourth quarter of 2014. As a percentage of gross domestic product (GDP), the study estimates that debt increased from 269% in 2007 to 286% in 2014. The increases in debt reflect the collective, cumulative fiscal deficits of countries, corporations, households and the financial sector. Both the size of outstanding debt and the pace of debt increases have been affected by three principal drivers: expenditures, output growth rates and restructuring.

Market drivers with political consequences

Each of these drivers has political consequences associated with them. Expenditures are reduced by austerity measures—spending less on social welfare programs, post-retirement benefits, healthcare and public works. Growth is difficult for policymakers to engineer. Debt restructuring or forgiveness transfers wealth from lenders to borrowers. At the very least, making changes that impact expenditures and restructuring existing debt offer politically unpalatable options for most policymakers. Both cases represent the prospects of short-term pain and long-term gain, which are inconsistent with the time horizons of elected officials and their appointed agents. As Plato once said, “There will be no end to the troubles of states, or of humanity itself, till philosophers become kings in this world, or till those we now call kings and rulers really and truly become philosophers, and political power and philosophy thus come into the same hands.”

The questionable interest rate rise

Plato also said, “Opinion is the medium between knowledge and ignorance.” With that in mind, we humbly submit the following observations for the latter half of 2015. The Federal Open Market Committee (FOMC) will have three opportunities to adjust monetary policy before the end of the year (September 16 – 17, October 27 – 28 and December 15 – 16). Fed Chair Janet Yellen continues to state that, dependent on the continuation of economic growth, the FOMC intends to increase interest rates in 2015. It seems to us that if the FOMC does not begin the process of raising interest rates at the September meeting, concerns about interfering with the economy during the upcoming election year will diminish the probability of making changes before the general election in November 2016. Such delays would likely result in downward pressure on the U.S. dollar, which could translate to a reversal in the equity trends cited above. Regardless of FOMC activity, we believe that commodity prices will remain under pressure due to the more pernicious growth problems in China and Europe.

The upcoming presidential debates are likely to be dominated by social issues including the yawning wealth divide in America. The more centrist candidates will likely move toward more polarized positions as social initiatives and fiscal discipline are juxtaposed during the campaign period. The current turmoil in Greece will likely be touted as the inevitable consequence of a deficit-driven economy. We expect the existing levels of debt to GDP along with the prospect of

3	June 30, 2015

continued austerity measures in Europe and tepid growth in China to create a perfect storm—a storm that could increase general market volatility, keep long-term interest rates low and reduce both future equity market returns and commodity prices. We firmly believe that, in this environment, diversification is the most important weapon in an investor’s arsenal.

In conclusion, it’s often not the quality of predictions but the rigor of preparation that allows investors to withstand times of uncertainty. In our view, the best preparation is diversification across markets, geographies and strategies. Diversification allows investors to realize Greek philosopher Aristotle’s adage, “The ideal man bears the accidents of life with dignity and grace, making the best of circumstances.” It would seem that the intellectual forefathers of modern day Greece identified the answers to many of the challenges that face modern day Greece as well as the global economy more generally.

We are humbled by the trust you have placed with us as investors and remain grateful for the opportunities you have given to us.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Diversification does not assure profit or protect against risk.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Lee Partridge has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2015 Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2015	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 10 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Credit Analysis Long/Short Fund(a)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		2.17%	2.34%	5.17%	05/01/08

Institutional Class		2.57%	2.72%	5.56%	05/01/08

Class A (with sales load)(b)(c)		-3.90%	0.94%	0.65%	12/29/06

Class A (without sales load)(c)(d)		1.93%	2.13%	1.35%	12/29/06

Class C (with CDSC)(e)		0.50%	1.69%	4.66%	06/03/09

Class C (without CDSC)(f)		1.49%	1.69%	4.66%	06/03/09

Advisor Class(g)		2.48%	2.69%	3.03%	02/01/10

Forward Dynamic Income Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class(h)			N/A	-0.38%	12/31/14

Institutional Class			3.82%	10.09%	07/31/13

Class A (with sales load)(b)			-2.61%	6.23%	07/31/13

Class A (without sales load)(d)			3.33%	9.58%	07/31/13

Forward EM Corporate Debt Fund(i)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-3.92%	4.75%	4.32%	10/05/07

Institutional Class		-3.70%	5.13%	4.67%	10/05/07

Class C (with CDSC)(e)		-5.37%	4.16%	3.81%	10/05/07

Class C (without CDSC)(f)		-4.47%	4.16%	3.81%	10/05/07

Advisor Class		-3.65%	N/A	-0.15%	05/01/14

Forward Emerging Markets Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-7.98%	3.42%	6.82%	12.63%	04/09/03

Institutional Class	-7.60%	3.79%	7.21%	6.18%	10/04/95

Advisor Class(g)	-7.60%	3.83%	N/A	2.91%	02/01/10

5	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 10 for important performance disclosure information about the Forward Funds.

Forward Global Dividend Fund(k)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-3.60%	N/A	5.00%	05/02/11

Institutional Class		-3.36%	10.67%	4.02%	01/31/07

Class A (with sales load)(b)		-9.34%	8.84%	3.37%	10/31/06

Class A (without sales load)(d)		-3.80%	10.13%	4.08%	10/31/06

Forward International Dividend Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-6.23%	8.90%	4.70%	4.40%	10/01/98

Institutional Class	-5.89%	9.32%	N/A	-0.83%	05/01/07

Class A (with sales load)(b)	-11.76%	N/A	N/A	-2.75%	05/01/13

Class A (without sales load)(d)	-6.36%	N/A	N/A	-0.04%	05/01/13

Class C (with CDSC)(e)	-7.65%	N/A	N/A	7.29%	07/31/12

Class C (without CDSC)(f)	-6.76%	N/A	N/A	7.29%	07/31/12

Advisor Class(g)	-5.94%	N/A	N/A	3.04%	05/02/11

Forward International Small Companies Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	0.54%	11.12%	5.68%	9.36%	03/05/02

Institutional Class	0.87%	11.49%	6.03%	8.50%	02/07/96

Advisor Class(g)	0.85%	11.49%	N/A	9.12%	02/01/10

Forward Select EM Dividend Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-12.97%	-1.11%	05/02/11

Institutional Class			-12.68%	-0.11%	05/03/11

Class C (with CDSC)(e)			-14.33%	-1.70%	05/02/11

Class C (without CDSC)(f)			-13.50%	-1.70%	05/02/11

Advisor Class(g)			-12.72%	-0.76%	05/02/11

June 30, 2015	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 10 for important performance disclosure information about the Forward Funds.

Forward Small Cap Equity Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	2.13%	11.60%	3.93%	6.96%	10/01/98

Institutional Class	2.48%	12.03%	4.30%	6.47%	06/06/02

Advisor Class(g)	2.41%	11.91%	N/A	10.22%	02/01/10

Forward Tactical Enhanced Fund(o)			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-9.99%	0.52%	12/31/10

Institutional Class			-9.73%	0.86%	12/31/10

Class A (with sales load)(b)			-15.31%	-0.97%	12/31/10

Class A (without sales load)(d)			-10.15%	0.35%	12/31/10

Class C (with CDSC)(e)			-11.39%	-0.10%	12/31/10

Class C (without CDSC)(f)			-10.56%	-0.10%	12/31/10

Advisor Class(g)			-9.90%	0.36%	04/15/11

Forward Tactical Growth Fund		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-0.77%	3.49%	3.22%	09/14/09

Institutional Class		-0.41%	3.85%	3.57%	09/14/09

Class A (with sales load)(b)		-6.58%	2.13%	1.30%	03/12/10

Class A (without sales load)(d)		-0.89%	3.34%	2.44%	03/12/10

Class C (with CDSC)(e)		-2.34%	2.87%	2.60%	09/14/09

Class C (without CDSC)(f)		-1.37%	2.87%	2.60%	09/14/09

Advisor Class(g)		-0.45%	3.83%	3.38%	02/01/10

Forward Commodity Long/Short Strategy Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-9.82%	-5.07%	12/31/10

Institutional Class			-9.46%	-4.74%	12/31/10

Class C (with CDSC)(e)			-11.27%	-8.99%	05/04/11

Class C (without CDSC)(f)			-10.38%	-8.99%	05/04/11

Advisor Class(g)			-9.54%	-7.80%	12/07/11

Class Z			-9.41%	-4.72%	12/31/10

7	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 10 for important performance disclosure information about the Forward Funds.

(a) Effective November 1, 2013, Cedar Ridge Partners, LLC (“Cedar Ridge”) resigned as sub-advisor of Forward Credit Analysis Long/Short Fund and terminated its sub-advisory agreement with Forward Management. From November 1, 2013, to November 12, 2013, Forward Management was the sole advisor of the fund. Effective November 13, 2013, the fund is sub-advised solely by Pacific Investment Management Company LLC (“PIMCO”). Performance figures shown for periods before November 1, 2013, represent performance of Cedar Ridge under the previous investment strategy for the fund. Prior to May 1, 2011, Forward Credit Analysis Long/Short Fund was known as Forward Long/Short Credit Analysis Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Class A shares of the fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown for any period beginning on or after November 24, 2008, and lasting through August 31, 2010, is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after September 1, 2010 is that of the fund’s Class A shares.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2013, the Advisor Class was known as Class M.

(h) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(i) Effective June 9, 2015, the Trust and Forward Management terminated their sub-advisory agreement with SW Asset Management, LLC (“SW”). The fund is now advised solely by Forward Management. As of February 14, 2011, Forward EM Corporate Debt Fund replaced the sub-advisor, Pictet Asset Management SA (“Pictet”) with SW. Performance figures shown for periods before June 9, 2015, represent performance of the fund while being sub-advised by Pictet or SW. Prior to May 1, 2011, Forward EM Corporate Debt Fund was known as Forward International Fixed-Income Fund.

(j) Effective September 1, 2012, the Trust and Forward Management terminated their sub-advisory agreement with Pictet Asset Management Ltd, for investment sub-advisory services provided for Forward Emerging Markets Fund. The fund is now advised solely by Forward Management. Performance figures shown for periods before September 1, 2012, represent performance of Pictet Asset Management Ltd, under the previous investment strategy for the Fund. The Retail Class and Institutional Class of Pictet Global Emerging Markets Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for periods prior to September 16, 2004, represent performance of the Retail Class and Institutional Class of Pictet Global Emerging Markets Fund. Prior to May 1, 2008, Forward Emerging Markets Fund was known as Forward Global Emerging Markets Fund.

(k) Prior to February 20, 2013, Forward Global Dividend Fund was known as Forward Large Cap Dividend Fund. Prior to November 1, 2011, Forward Large Cap Dividend Fund was known as Forward Large Cap Equity Fund.

(l) Prior to May 1, 2010, Forward International Dividend Fund was known as Forward International Equity Fund. As of December 1, 2008, the fund is directly managed by Forward Management, LLC., the advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management’s performance or strategy. From September 1, 2005, through November 30, 2008, Pictet Asset Management Limited was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to September 1, 2005, Forward International Equity Fund was known as Forward Hansberger International Growth Fund. From March 6, 2000, through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the fund was managed by a different sub-advisor.

(m) The Retail Class and Institutional Class of Pictet International Small Companies Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003, represent performance of the respective class of shares of Pictet International Small Companies Fund.

(n) Prior to May 1, 2008, Forward Small Cap Equity Fund was known as Forward Hoover Small Cap Equity Fund. As of February 1, 2011, the fund is directly managed by Forward Management, LLC., the advisor to Forward Funds. Performance figures and other portfolio data shown for periods prior to February 1, 2011, do not reflect Forward Management’s performance or strategy. Hoover Investment Management Co., LLC was the Fund’s sub-advisor prior to February 1, 2011.

(o) Effective November 1, 2012, the Trust and Forward Management terminated their sub-advisory agreement with Broadmark Asset Management, LLC, for investment sub-advisory services provided for Forward Tactical Enhanced Fund. The fund is now advised solely by Forward Management. Performance figures and other portolio data shown for periods prior to November 1, 2012, represent performance of Broadmark Asset Management, LLC, under the previous investment strategy for the Fund.

June 30, 2015	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Credit Analysis Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Dynamic Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

9	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward EM Corporate Debt Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Forward Emerging Markets Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Global Dividend Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

June 30, 2015	10

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward International Dividend Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward International Small Companies Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Select EM Dividend Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Small Cap Equity Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

11	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Tactical Enhanced Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

June 30, 2015	12

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Forward Commodity Long/Short Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

13	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Forward Credit Analysis Long/Short Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period (b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$1,001.90	1.76%	$8.74

Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80
Institutional Class
Actual	$1,000.00	$1,003.80	1.42%	$7.06

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class A
Actual	$1,000.00	$1,000.20	1.91%	$9.47

Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class C
Actual	$1,000.00	$997.20	2.36%	$11.69

Hypothetical	$1,000.00	$1,013.09	2.36%	$11.78
Advisor Class
Actual	$1,000.00	$1,003.10	1.47%	$7.30

Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Forward Dynamic Income Fund
Investor Class
Actual	$1,000.00	$996.20	1.34%	$6.63

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

June 30, 2015	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Dynamic Income Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period (b) 01/01/15-06/30/15
Institutional Class
Actual	$1,000.00	$997.30	0.99%	$4.90

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$995.00	1.49%	$7.37

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Forward EM Corporate Debt Fund
Investor Class
Actual	$1,000.00	$1,012.20	1.49%	$7.43

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,013.00	1.14%	$5.69

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Class C
Actual	$1,000.00	$1,009.60	2.09%	$10.41

Hypothetical	$1,000.00	$1,014.43	2.09%	$10.44
Advisor Class
Actual	$1,000.00	$1,012.80	1.19%	$5.94

Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96
Forward Emerging Markets Fund
Investor Class
Actual	$1,000.00	$1,005.90	1.74%	$8.65

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Institutional Class
Actual	$1,000.00	$1,007.70	1.39%	$6.92

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class
Actual	$1,000.00	$1,007.50	1.44%	$7.17

Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Forward Global Dividend Fund
Investor Class
Actual	$1,000.00	$1,029.10	1.34%	$6.74

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

15	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Global Dividend Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period (b) 01/01/15-06/30/15
Institutional Class
Actual	$1,000.00	$1,030.10	0.99%	$4.98

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,027.50	1.49%	$7.49

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Forward International Dividend Fund
Investor Class
Actual	$1,000.00	$1,038.30	1.46%	$7.38

Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
Institutional Class
Actual	$1,000.00	$1,040.00	1.11%	$5.61

Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
Class A
Actual	$1,000.00	$1,037.60	1.61%	$8.13

Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05
Class C
Actual	$1,000.00	$1,035.80	2.06%	$10.40

Hypothetical	$1,000.00	$1,014.58	2.06%	$10.29
Advisor Class
Actual	$1,000.00	$1,039.80	1.16%	$5.87

Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
Forward International Small Companies Fund
Investor Class
Actual	$1,000.00	$1,126.10	1.64%	$8.65

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$1,127.50	1.29%	$6.80

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Advisor Class
Actual	$1,000.00	$1,127.40	1.34%	$7.07

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Forward Select EM Dividend Fund
Investor Class
Actual	$1,000.00	$1,006.10	1.93%	$9.60

Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64

June 30, 2015	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Select EM Dividend Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period (b) 01/01/15-06/30/15
Institutional Class
Actual	$1,000.00	$1,008.00	1.58%	$7.87

Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90
Class C
Actual	$1,000.00	$1,003.20	2.53%	$12.57

Hypothetical	$1,000.00	$1,012.25	2.53%	$12.62
Advisor Class
Actual	$1,000.00	$1,007.30	1.63%	$8.11

Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Forward Small Cap Equity Fund
Investor Class
Actual	$1,000.00	$1,030.00	1.49%	$7.50

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,031.80	1.14%	$5.74

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Advisor Class
Actual	$1,000.00	$1,031.50	1.19%	$5.99

Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96
Forward Tactical Enhanced Fund
Investor Class
Actual	$1,000.00	$939.80	1.74%	$8.37

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Institutional Class
Actual	$1,000.00	$941.00	1.39%	$6.69

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class A
Actual	$1,000.00	$939.10	1.89%	$9.09

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class C
Actual	$1,000.00	$936.80	2.34%	$11.24

Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Advisor Class
Actual	$1,000.00	$940.00	1.44%	$6.93

Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

17	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Tactical Growth Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$980.40	1.75%	$8.59

Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Institutional Class
Actual	$1,000.00	$982.30	1.40%	$6.88

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
Class A
Actual	$1,000.00	$979.80	1.90%	$9.33

Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class C
Actual	$1,000.00	$977.70	2.35%	$11.52

Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73
Advisor Class
Actual	$1,000.00	$982.00	1.45%	$7.13

Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Forward Commodity Long/Short Strategy Fund
Investor Class
Actual	$1,000.00	$883.00	2.11%	$9.85

Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54
Institutional Class
Actual	$1,000.00	$884.60	1.74%	$8.13

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class C
Actual	$1,000.00	$880.30	2.70%	$12.59

Hypothetical	$1,000.00	$1,011.41	2.70%	$13.47
Advisor Class
Actual	$1,000.00	$884.50	1.80%	$8.41

Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class Z
Actual	$1,000.00	$885.00	1.71%	$7.99

Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

June 30, 2015	18

Summary of Portfolio Holdings (Note 9) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Credit Analysis Long/Short Fund*
Municipal Bonds	85.23%
Short-Term Securities	11.18%
Net Other Assets and Liabilities	3.59%
100.00%

Forward Dynamic Income Fund*
Financials(a)	27.09%
Consumer Staples	15.20%
Consumer Discretionary	4.62%
Telecommunication Services	3.52%
Industrials	3.49%
Energy	3.01%
Materials	1.90%
Healthcare	0.92%
Utilities	0.84%
Exchange-Traded Funds	0.44%
Information Technology	0.31%
Net Other Assets and Liabilities	38.66%
100.00%

Forward EM Corporate Debt Fund
South America	32.62%
Asia ex-Japan	27.97%
Europe ex-UK	16.11%
Latin America	12.57%
Africa	5.57%
Middle East	4.77%
Suprainternational	1.43%
United Kingdom	0.24%
Net Other Assets and Liabilities	-1.28%
100.00%

Forward Emerging Markets Fund*
Asia ex-Japan	61.91%
Europe ex-UK	7.71%
Latin America	6.93%
South America	5.18%

United Kingdom	1.05%
Africa	0.86%
Net Other Assets and Liabilities	16.36%
100.00%

Forward Global Dividend Fund
Europe ex-UK	33.18%
North America	28.42%
Asia ex-Japan	17.70%
Japan	10.44%
United Kingdom	5.41%
South America	1.66%
Net Other Assets and Liabilities	3.19%
100.00%

Forward International Dividend Fund*
Europe ex-UK	45.66%
Asia ex-Japan	34.26%
United Kingdom	10.40%
Japan	9.11%
North America	6.54%
South America	3.35%
Middle East	0.88%
Africa	0.83%
Latin America	0.73%
Net Other Assets and Liabilities	-11.76%
100.00%

Forward International Small Companies Fund
Europe	52.20%
Japan	32.14%
Asia ex-Japan	5.72%
Far East	4.90%
United States	2.07%
Net Other Assets and Liabilities	2.97%
100.00%

19	June 30, 2015

Summary of Portfolio Holdings (Note 9) (Unaudited)

Forward Select EM Dividend Fund*
Asia ex-Japan	65.96%
South America	11.28%
Europe ex-UK	10.38%
North America	4.96%
Latin America	4.79%
Africa	2.62%
United Kingdom	1.45%
Middle East	1.27%
Japan	1.17%
Net Other Assets and Liabilities	-3.88%
100.00%

Forward Small Cap Equity Fund
Information Technology	23.95%
Healthcare	15.66%
Consumer Discretionary	15.28%
Financials	13.03%
Industrials	11.45%
Materials	4.64%
Energy	3.46%
Consumer Staples	3.44%
Affiliated Investment Companies	1.30%
Net Other Assets and Liabilities	7.79%
100.00%

Forward Tactical Enhanced Fund*
Net Other Assets and Liabilities	100.00%
100.00%

Forward Tactical Growth Fund
Exchange-Traded Funds	50.63%
Net Other Assets and Liabilities	49.37%
100.00%

Forward Commodity Long/Short Strategy Fund*
Municipal Bonds	18.96%
Corporate Bonds	15.29%
Agency Pass-Through Securities	14.45%
U.S. Treasury Bonds & Notes	14.36%
Collateralized Mortgage Obligations	5.52%
Asset-Backed Securities	2.82%
Net Other Assets and Liabilities	28.60%
100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short and derivative instruments.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

June 30, 2015	20

Portfolio of Investments (Note 9) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)

Municipal Bonds: 85.23%
Alabama: 1.93%

$3,000,000	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F 7.900%, 10/01/50(a)	$1,954,440

California: 13.36%

500,000	California State Heath Facilities Financing Authority, Revenue Bonds (Stanford Health Care), Series A 5.000%, 08/15/54	542,950

1,800,000	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2 8.361%, 10/01/34	2,567,232

1,000,000	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A 5.000%, 11/15/15	1,014,400

3,760,000	M-S-R Energy Authority, Revenue Bonds, Series B 6.500%, 11/01/39	4,951,882

1,000,000	Stockton Public Financing Authority, Revenue Bonds (Delta Water Supply Project), Series A 6.125%, 10/01/35	1,195,050

2,750,000	6.250%, 10/01/40	3,263,095

		13,534,609

Georgia: 1.07%

1,000,000	Savannah College of Art & Design Projects, Revenue Bonds, (Private Colleges & Universities Authority) 5.000%, 04/01/33	1,079,180

Hawaii: 1.28%

1,100,000	Honolulu City & County Board of Water Supply & Water Systems, Revenue Bonds, Series A 5.000%, 07/01/27	1,295,866

Illinois: 5.01%

2,000,000	City of Chicago, Illinois General Obligation Bond, Series 2002B 5.500%, 01/01/34	1,979,400

Principal Amount		Value (Note 2)

$1,715,000	City of Chicago, Illinois General Obligation Bond, Series E 6.050%, 01/01/29	$1,639,780

1,355,000	Illinois State General Obligation Bond 5.000%, 01/01/19	1,450,555

		5,069,735

Iowa: 5.72%

1,000,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project) 5.000%, 12/01/19	1,066,570

4,785,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	4,726,623

		5,793,193

New Jersey: 3.98%

2,500,000	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.625%, 06/01/26	2,363,475

1,500,000	South Jersey Transportation Authority Llc, Revenue Bonds, (Build America Taxable Bonds), Series A-5 7.000%, 11/01/38	1,669,095

		4,032,570

New York: 34.16%

5,000,000	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN 7.750%, 08/01/31(b)	5,350,450

6,000,000	8.000%, 08/01/28(b)	6,455,700

3,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Subseries B-1 5.000%, 08/01/31	3,422,100

5,000,000	5.000%, 08/01/39	5,566,050

2,000,000	New York Metropolitan Transportation Authority, Refunding Revenue Bonds, Subseries G-1 5.000%, 11/15/28	2,292,560

June 30, 2015	21	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)

New York (continued): 34.16%

$5,000,000	New York State Dormitory Authority, General Purpose Refunding Revenue Bonds (Personal Income Tax Revenue), Series A 5.000%, 03/15/30	$5,785,250

5,000,000	5.000%, 12/15/30	5,730,600

		34,602,710

Ohio: 6.61%

4,790,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 6.500%, 06/01/47	4,060,723

2,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	1,635,280

1,000,000	Ohio State Water Development Authority Pollution Control Facilities, Revenue Bonds (First Energy Nuclear), Series A, VRDN 3.375%, 07/01/33(b)	1,000,000

		6,696,003

Oklahoma: 1.13%

1,000,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, Series A 5.000%, 08/15/29	1,140,460

Texas: 10.98%

3,000,000	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D 6.250%, 12/15/26	3,578,220

Principal Amount		Value (Note 2)

$7,500,000	Texas State Public Finance Authority, Taxable Revenue Bonds, (Texas Windstorm Insurance Association) 8.250%, 07/01/24	$7,547,625

		11,125,845

	Total Municipal Bonds (Cost $85,705,627)	86,324,611

Par Value

Short-Term Securities: 11.18%

	U.S. Treasury Bills, Discount Notes

5,627,000	0.025%, due 09/17/15(c)	5,627,090

500,000	0.025%, due 10/01/15(c)	499,987

3,400,000	0.005%, due 10/08/15(c)	3,399,837

1,500,000	0.010%, due 10/15/15(c)	1,499,944

300,000	0.019%, due 11/12/15(c)	299,964

	Total Short-Term Securities (Cost $11,326,559)	11,326,822

	Total Investments: 96.41% (Cost $97,032,186)	97,651,433

	Net Other Assets and Liabilities: 3.59%	3,640,717	(d)

	Net Assets: 100.00%	$101,292,150

Percentages are stated as a percent of net assets.

(a) Represents a step-up bond. Rate disclosed is as of June 30, 2015.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(c) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(d) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
U.S. Treasury Long Bond Futures	Short	(45)	09/22/15	$(6,787,971)	$91,565
Total Futures Contracts				$(6,787,971)	$91,565

Investment Abbreviations:

Sr. — Senior

VRDN — Variable Rate Demand Notes

June 30, 2015	22	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Dynamic Income Fund

Shares		Value (Note 2)

Common Stocks: 46.82%
Consumer Discretionary: 4.62%

6,500	Home Depot, Inc.	$722,345

10,500	Target Corp.	857,115

6,500	Walt Disney Co.	741,910

		2,321,370

Consumer Staples: 15.20%

7,600	Clorox Co.	790,552

19,200	Coca-Cola Co.	753,216

4,300	Costco Wholesale Corp.	580,758

10,000	CVS Health Corp.	1,048,800

6,800	Dr. Pepper Snapple Group, Inc.	495,720

15,000	Kellogg Co.	940,500

12,000	Kraft Foods Group, Inc.	1,021,680

11,000	Kroger Co.	797,610

10,400	Procter & Gamble Co.	813,696

4,600	Walgreens Boots Alliance, Inc.	388,424

		7,630,956

Energy: 1.14%

10,000	Williams Cos., Inc.	573,900

Financials: 16.71%

37,248	AXA SA	939,733

22,200	Bank of America Corp.	377,844

70,000	Bluerock Residential Growth REIT, Inc.	886,200

45,500	British Land Co., Plc	567,288

1,042,189	GDI Property Group	703,589

3,500	Macerich Co.	261,100

10,000	Montpelier Re Holdings Ltd.	395,000

50,000	New York REIT, Inc.	497,500

500	NIPPON REIT Investment Corp.	1,180,292

20,000	NorthStar Realty Finance Corp.	318,000

13,200	Post Properties, Inc.	717,684

54,000	Winthrop Realty Trust	818,100

Shares		Value (Note 2)

40,000	Wuestenrot & Wuerttembergische AG	$723,092

		8,385,422

Healthcare: 0.92%

3,800	UnitedHealth Group, Inc.	463,600

Industrials: 2.35%

1,797,500	ASR Logistics Holdings, Ltd.	248,121

35,000	General Electric Co.	929,950

		1,178,071

Information Technology: 0.31%

1,000	Alarm.com Holdings, Inc.(a)	15,380

10,000	MINDBODY, Inc., Class A(a)	138,300

		153,680

Materials: 1.90%

9,200	LyondellBasell Industries NV, Class A	952,384

Telecommunication Services: 2.83%

4,700	Alteva, Inc.	33,746

20,700	AT&T, Inc.	735,264

14,000	Verizon Communications, Inc.	652,540

		1,421,550

Utilities: 0.84%

6,000	PG&E Corp.	294,600

2,820	WEC Energy Group, Inc.	126,815

		421,415

	Total Common Stocks (Cost $22,998,046)	23,502,348

Exchange-Traded Funds: 0.44%

4,000	ProShares® UltraShort Real Estate(a)	218,680

	Total Exchange-Traded Funds (Cost $207,463)	218,680

See Notes to Financial Statements	23	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Dynamic Income Fund

Shares		Value (Note 2)

Limited Partnerships: 1.87%
Energy: 1.87%

36,871	Calumet Specialty Products Partners LP	$938,736

	Total Limited Partnerships (Cost $806,981)	938,736

Preferred Stocks: 11.25%
Financials: 9.42%

5,351	Chesapeake Lodging Trust Series A, 7.750%	143,139

3,000	Excel Trust, Inc. Series B, 8.125%	75,150

19,860	Hancock Holding Co. 5.950%	475,448

169	Highwoods Properties, Inc. Series A, 8.625%	201,363

5,530	iStar Financial, Inc. Series D, 8.000%	137,255

35,000	National General Holdings Corp. Series B, 7.500%	875,700

3,747	Northern Trust Corp. Series C, 5.850%	95,848

6,800	NorthStar Realty Finance Corp. Series E, 8.750%	171,428

10,000	Pennsylvania REIT Series A, 8.250%	265,800

4,700	Series B, 7.375%	124,550

1,250	Prologis, Inc. Series Q, 8.540%	82,813

10,000	RBS Capital Funding Trust V Series E, 5.900%	242,300

18,007	RBS Capital Funding Trust VII Series G, 6.080%	439,911

10,000	State Street Corp. 6.000%	250,300

40,550	Winthrop Realty Trust, Sr. Unsec. Notes 7.750%	1,031,187

Shares		Value (Note 2)

4,400	WP GLIMCHER, Inc. Series I, 6.875%	$113,872

		4,726,064

Industrials: 1.14%

25,000	Tsakos Energy Navigation, Ltd. Series D, 8.750%	571,500

Telecommunication Services: 0.69%

10,000	United States Cellular Corp. 7.250%	251,400

3,700	Verizon Communications, Inc. 5.900%	97,014

		348,414

	Total Preferred Stocks (Cost $5,680,550)	5,645,978

Principal Amount

Corporate Bonds: 0.96%
Financials: 0.96%

$500,000	Citigroup, Inc., Jr. Sub. Notes 5.950%, Perpetual Maturity(b)(c)	483,125

	Total Corporate Bonds (Cost $500,000)	483,125

	Total Investments: 61.34% (Cost $30,193,040)	30,788,867

	Net Other Assets and Liabilities: 38.66%	19,404,414	(d)

	Net Assets: 100.00%	$50,193,281

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(c) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-Mini S&P 500® Futures	Long	120	09/21/15	$12,326,400	$(117,950)
Total Futures Contracts				$12,326,400	$(117,950)

June 30, 2015	24	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Dynamic Income Fund

Investment Abbreviations:

Jr. — Junior

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	25	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Foreign Government Obligations: 3.99%
Brazil: 0.53%
1,750,000	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes 3.375%, 09/26/16(a)(b)	USD	$1,767,500

Ivory Coast: 1.11%
3,900,000	Ivory Coast Government International Bond, Sr. Unsec. Notes 5.750%, 12/31/32(c)(d)	USD	3,696,030

Paraguay: 0.40%
1,300,000	Republic of Paraguay, Sr. Unsec. Notes 4.625%, 01/25/23(a)(b)	USD	1,319,500

South Korea: 0.52%

1,800,000	Export-Import Bank of Korea, Sr. Unsec. Notes 2.875%, 01/21/25	USD	1,738,464

Suprainternational: 1.43%

4,700,000	Africa Finance Corp., Sr. Unsec. Notes 4.375%, 04/29/20(a)	USD	4,758,750

	Total Foreign Government Obligations (Cost $13,297,576)		13,280,244

Asset-Backed Securities: 0.07%
China: 0.07%
189,361	Start CLO, Ltd., Series 2011-7A, Class A 2.281%, 06/09/16(a)(e)(f)	USD	179,420
66,532	Start CLO, Ltd., Series 2011-7X, Class A 2.281%, 06/09/16(e)(f)	USD	63,039

			242,459

	Total Asset-Backed Securities (Cost $255,893)		242,459

Contingent Convertible Securities: 2.24%
Brazil: 1.09%
4,000,000	Banco do Brasil SA/Cayman, Jr. Sub. Notes 9.000%, Perpetual Maturity(a)(e)(g)	USD	3,628,800

South Korea: 0.56%
1,800,000	Woori Bank, Sub. Notes 4.750%, 04/30/24(a)	USD	1,864,112

Principal Amount		Currency	Value (Note 2)

Turkey: 0.59%
2,000,000	Turkiye Vakiflar Bankasi, Sub. Notes 6.875%, 02/03/25(a)(e)	USD	$1,974,920

	Total Contingent Convertible Securities (Cost $7,759,473)		7,467,832

Corporate Bonds: 94.98%
Argentina: 4.67%
7,831,000	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes 9.750%, 08/15/21(a)	USD	7,067,477
5,022,604	MetroGas SA, Sr. Unsec. Notes, A-L 8.875%, 12/31/18(a)	USD	4,746,361
91,670	PIK Notes 8.875% (or 8.875% PIK), 12/31/18(a)	USD	77,919
3,724,371	Provincia de Buenos Aires, Sr. Unsec. Notes 9.950%, 06/09/21(a)	USD	3,649,884

			15,541,641

Azerbaijan: 0.60%
2,000,000	International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Sr. Unsec. Notes, EMTN 7.750%, 09/26/18	USD	1,990,000

Bangladesh: 1.46%
4,800,000	Banglalink Digital Communications, Ltd., Sr. Unsec. Notes 8.625%, 05/06/19(a)	USD	4,872,000

Bolivia: 1.47%
4,930,000	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes 10.250%, 08/15/16(a)	USD	4,896,106

Brazil: 5.91%
4,000,000	BRF SA, Sr. Unsec. Notes 4.750%, 05/22/24(a)(b)	USD	3,945,000
6,000,000	General Shopping Investments, Ltd., Sub. Notes 12.000%, Perpetual Maturity(c)(e)(g)	USD	4,642,500
5,000,000	Odebrecht Finance, Ltd., Sr. Unsec. Notes 5.250%, 06/27/29(a)	USD	3,776,000

June 30, 2015	26	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Brazil (continued): 5.91%

3,750,000	Petrobras Global Finance BV, Sr. Unsec. Notes 3.250%, 03/17/17(b)	USD	$3,698,775

3,750,000	6.250%, 03/17/24(b)	USD	3,629,887

			19,692,162

Chile: 6.29%

2,300,000	Empresa Electrica Angamos SA, First Lien Notes 4.875%, 05/25/29(a)	USD	2,269,840

3,300,000	GNL Quintero SA, Sr. Unsec. Notes 4.634%, 07/31/29(a)(b)	USD	3,311,299

9,228,185	Inversiones Alsacia SA, First Lien Notes 8.000%, 12/31/18(a)(f)	USD	5,121,643

2,800,000	Latam Airlines 2015-1 Pass Through Trust A, Sec. Notes 4.200%, 11/15/27(a)	USD	2,775,500

2,300,000	SACI Falabella, Sr. Unsec. Notes 4.375%, 01/27/25(a)	USD	2,293,845

1,800,000	Transelec SA, Sr. Unsec. Notes 4.250%, 01/14/25(a)(b)	USD	1,806,935

3,300,000	VTR Finance BV, Sec. Notes 6.875%, 01/15/24(a)	USD	3,380,355

			20,959,417

China: 8.00%

3,800,000	Baidu, Inc., Sr. Unsec. Notes 2.750%, 06/09/19(b)	USD	3,806,171

1,750,000	CNOOC Curtis Funding No. 1, Ltd., Sr. Unsec. Notes 4.500%, 10/03/23(a)	USD	1,839,642

3,000,000	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes 3.000%, 05/09/23(a)(b)	USD	2,843,292

7,000,000	Sinopec Group Overseas Development 2014, Ltd., Sr. Unsec. Notes 4.375%, 04/10/24(a)(b)	USD	7,350,343

6,800,000	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes 3.125%, 05/22/23(a)(b)	USD	6,675,581

4,000,000	Tencent Holdings, Ltd., Sr. Unsec. Notes 3.375%, 03/05/18(a)(b)	USD	4,131,908

			26,646,937

Colombia: 9.41%

5,655,000	Avianca Holdings SA, Sr. Unsec. Notes 8.375%, 05/10/20(a)(b)	USD	5,725,687

Principal Amount		Currency	Value (Note 2)

5,117,000	Bancolombia SA, Sub. Notes 5.125%, 09/11/22(b)	USD	$5,132,351

5,273,000	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes 5.375%, 09/27/22(a)(b)	USD	5,240,044

4,000,000	Millicom International Cellular SA, Sr. Unsec. Notes 6.625%, 10/15/21(a)	USD	4,130,000

1,865,000	Pacific Rubiales Energy Corp., Sr. Unsec. Notes 7.250%, 12/12/21(b)(c)	USD	1,538,625

2,800,000	SUAM Finance BV, Sr. Unsec. Notes 4.875%, 04/17/24(a)	USD	2,828,000

6,385,000	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes 5.700%, 03/20/22(b)(c)	USD	6,728,194

			31,322,901

Costa Rica: 0.92%

3,000,000	Banco Nacional de Costa Rica, Sr. Unsec. Notes 4.875%, 11/01/18(a)(b)	USD	3,075,000

Guatemala: 1.03%

3,250,000	Bantrab Senior Trust, Sr. Unsec. Notes 9.000%, 11/14/20(a)(b)	USD	3,425,594

Hong Kong: 2.33%

3,300,000	Hutchison Whampoa International 12, II, Ltd., Sr. Unsec. Notes 2.000%, 11/08/17(a)(b)	USD	3,319,879

1,200,000	Hutchison Whampoa International 14, Ltd., Unsec. Notes 3.625%, 10/31/24(a)	USD	1,181,079

4,250,000	MIE Holdings Corp., Sr. Unsec. Notes 7.500%, 04/25/19(a)	USD	3,251,250

			7,752,208

India: 4.81%

2,800,000	Bharti Airtel International Netherlands BV, Sr. Unsec. Notes 5.350%, 05/20/24(b)(c)	USD	2,975,384

2,750,000	Reliance Industries, Ltd., Sr. Unsec. Notes 4.875%, 02/10/45(a)	USD	2,475,311

4,850,000	Rolta Americas Llc, Sr. Unsec. Notes 8.875%, 07/24/19(a)	USD	4,074,000

See Notes to Financial Statements	27	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

India (continued): 4.81%

6,200,000	State Bank of India, Sr. Unsec. Notes 4.875%, 04/17/24(a)(b)	USD	$6,497,203

			16,021,898

Kazakhstan: 1.09%

10,500,000	Tristan Oil, Ltd., Sec. Notes 0.000%, 01/01/16(c)(f)	USD	3,622,500

Latvia: 0.80%

2,700,000	Four Finance SA, Sr. Unsec. Notes 11.750%, 08/14/19(a)	USD	2,656,125

Malaysia: 0.40%

5,000,000	Special Port Vehicle Bhd, Series 9 5.550%, 07/30/15(f)	MYR	1,318,023

Mexico: 10.62%

7,000,000	BBVA Bancomer SA, Sub. Notes 6.750%, 09/30/22(a)(b)	USD	7,726,250

6,000,000	Cemex SAB de CV, Sec. Notes 6.500%, 12/10/19(a)(b)	USD	6,313,200
750,000	Comision Federal de Electricidad, Sr. Unsec. Notes 4.875%, 01/15/24(a)	USD	768,750

1,800,000	El Puerto de Liverpool SAB de CV, Sr. Unsec. Notes 3.950%, 10/02/24(a)	USD	1,764,000

3,000,000	Grupo Bimbo SAB de CV, Sr. Unsec. Notes 3.875%, 06/27/24(a)	USD	2,994,570

1,500,000	Grupo Posadas SAB CV, Sr. Unsec. Notes 7.875%, 06/30/22(a)	USD	1,522,500

5,840,000	Latina Offshore, Ltd., First Lien Notes 8.875%, 07/03/18(a)	USD	5,343,600

11,890,651	Maxcom Telecomunicaciones SAB de CV, First Lien Notes 6.000%, 06/15/20(d)	USD	8,917,988

			35,350,858

Morocco: 1.51%

4,800,000	Office Cherifien des Phosphates SA, Sr. Unsec. Notes 5.625%, 04/25/24(a)	USD	5,022,576

Principal Amount		Currency	Value (Note 2)

Nigeria: 2.95%

4,800,000	FBN Finance Co., BV, Sub. Notes 8.000%, 07/23/21(a)(e)	USD	$4,425,600

6,297,000	Seven Energy, Ltd., Sec. Notes 10.250%, 10/11/21(a)	USD	5,383,935

			9,809,535

Norway: 0.98%

5,400,000	Island Drilling Co. ASA, Second Lien Notes 9.500%, 04/03/18	USD	3,253,500

Peru: 0.91%

2,870,000	SAN Miguel Industrias Pet SA, Sr. Unsec. Notes 7.750%, 11/06/20(a)	USD	3,027,850

Poland: 1.18%

3,800,000	PKO Finance AB, Sr. Unsec. Notes 4.630%, 09/26/22(a)(b)	USD	3,937,750

Qatar: 2.43%

4,000,000	QNB Finance, Ltd., Sr. Unsec. Notes 2.875%, 04/29/20(b)	USD	4,074,440

3,722,550	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes 5.298%, 09/30/20(b)(c)	USD	4,029,660

			8,104,100

Russia: 6.77%

2,500,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes 7.750%, 04/28/21(b)(c)	USD	2,480,000

4,100,000	Borets Finance, Ltd., Unsec. Notes 7.625%, 09/26/18(a)	USD	3,669,500

5,300,000	EDC Finance, Ltd., Sr. Unsec. Notes 4.875%, 04/17/20(a)	USD	4,682,550

2,800,000	Eurasian Development Bank, Sr. Unsec. Notes 5.000%, 09/26/20(a)(b)	USD	2,772,280

4,500,000	Evraz Group SA, Sr. Unsec. Notes 6.500%, 04/22/20(c)	USD	4,092,750

80,500,000	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes, Euro-Medium-Term Notes 8.446%, 03/13/19	RUB	1,289,080

June 30, 2015	28	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Russia (continued): 6.77%

47,000,000	RusHydro Finance, Ltd., Sec. Notes, Euro-Medium-Term Notes 7.875%, 10/28/15	RUB	$838,982

2,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes 8.500%, 10/16/23(a)	USD	1,820,000

1,050,000	Sberbank of Russia Via SB Capital SA, Sub. Notes 5.125%, 10/29/22(c)	USD	904,575

			22,549,717

Saudi Arabia: 1.27%

4,250,000	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes 5.060%, 04/08/43(a)	USD	4,228,750

Serbia: 1.23%

3,450,000	United Group BV, Sec. Notes 7.875%, 11/15/20(a)	EUR	4,077,471

Singapore: 1.08%

3,800,000	Neptuno Finance, Ltd., First Lien Notes 9.750%, 11/07/19(a)	USD	3,610,000

South Korea: 6.27%

5,350,000	Doosan Infracore Co., Ltd., Sr. Unsec. Notes 3.250%, 10/05/42(b)(d)	USD	5,389,906

1,500,000	Korea East-West Power Co., Ltd., Sr. Unsec. Notes 2.500%, 07/16/17(a)(b)	USD	1,523,307

5,000,000	Korea Exchange Bank, Sr. Unsec. Notes 2.500%, 06/12/19(a)	USD	5,009,275

4,000,000	Korea Finance Corp., Sr. Unsec. Notes 2.250%, 08/07/17(b)	USD	4,050,948

1,800,000	Korea Gas Corp., Sr. Unsec. Notes 3.875%, 02/12/24(a)(b)	USD	1,891,312

2,000,000	Korea Resources Corp., Sr. Unsec. Notes 2.125%, 05/02/18(a)(b)	USD	2,006,664

1,000,000	SK Telecom Co., Ltd., Sr. Unsec. Notes 2.125%, 05/01/18(a)(b)	USD	1,009,864

			20,881,276

Turkey: 4.18%

3,000,000	Anadolu Efes Biracilik Ve Malt Sanayii AS, Sr. Unsec. Notes 3.375%, 11/01/22(b)(c)	USD	2,697,000

Principal Amount		Currency	Value (Note 2)

2,800,000	Turk Telekomunikasyon AS, Sr. Unsec. Notes 4.875%, 06/19/24(a)(b)	USD	$2,799,244

5,550,000	Turkish Airlines 2015-1 Class A Pass Through Trust, Sec. Notes 4.200%, 03/15/27(a)	USD	5,522,250

1,500,000	Turkiye Is Bankasi AS, Sr. Unsec. Notes 5.000%, 04/30/20(a)	USD	1,519,680

1,300,000	Yasar Holdings AS, Sr. Unsec. Notes 8.875%, 05/06/20(a)	USD	1,378,000

			13,916,174

Ukraine: 0.38%

2,000,000	Ukraine Railways via Shortline Plc, Sr. Unsec. Notes 9.500%, 05/21/18(c)	USD	1,255,400

United Arab Emirates: 1.07%

3,800,000	Millennium Offshore Services Superholdings Llc, Sec. Notes 9.500%, 02/15/18(a)(b)	USD	3,572,000

United Kingdom: 0.24%

800,000	Standard Chartered Plc, Sr. Unsec. Notes 1.700%, 04/17/18(a)	USD	797,704

Venezuela: 1.94%

7,300,000	Petroleos de Venezuela SA, Unsec. Notes 6.000%, 05/16/24(c)	USD	2,628,000

3,601,000	PSOS Finance, Ltd., First Lien Notes 11.750%, 04/23/18(a)(f)	USD	3,366,935

3,245,000	Sidetur Finance BV, Sr. Unsec. Notes 10.000%, 04/20/16(c)(f)(h)	USD	451,055

			6,445,990

Vietnam: 0.78%

3,000,000	Golden Close Maritime Corp., Ltd., Sec. Notes 9.000%, 10/24/19(a)	USD	2,610,000

	Total Corporate Bonds (Cost $336,833,199)		316,243,163

	Total Investments: 101.28% (Cost $358,146,141)		337,233,698

	Net Other Assets and Liabilities: (1.28)%		(4,254,994	)(i)

	Net Assets: 100.00%		$332,978,704

See Notes to Financial Statements	29	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $246,300,471, representing 73.97% of net assets.

(b) Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $138,022,459, representing 41.45% of net assets.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $41,741,673, representing 12.54% of net assets.

(d) Represents a step-up bond. Rate disclosed is as of June 30, 2015.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(f) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(g) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(h) Security in default on interest payments.

(i) Includes cash which is being held as collateral for potential transactions in swap contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
4/25/13-08/29/14	Inversiones Alsacia SA, First Lien Notes 8.000%, 12/31/18(a)(f)	$7,754,300	$5,121,643	1.54%
07/01/14-12/11/14	PSOS Finance, Ltd., First Lien Notes 11.750%, 04/23/18(a)(f)	3,605,530	3,366,935	1.01%
09/13/12-05/27/15	Sidetur Finance BV, Sr. Unsec. Notes 10.000%, 04/20/16(c)(f)(h)	2,462,596	451,055	0.13%
11/20/14	Special Port Vehicle Bhd, Series 9 5.550%, 07/30/15(f)	1,466,666	1,318,023	0.40%
12/06/11-09/10/14	Start CLO, Ltd., Series 2011-7A, Class A 2.281%, 06/09/16(a)(e)(f)	189,361	179,420	0.05%
10/02/14	Start CLO, Ltd., Series 2011-7X, Class A 2.281%, 06/09/16(e)(f)	66,532	63,039	0.02%
05/09/12-09/17/13	Tristan Oil, Ltd., Sec. Notes 0.000%, 01/01/16(c)(f)	9,278,420	3,622,500	1.09%
		$24,823,405	$14,122,615	4.24%

Investment Abbreviations:

EMTN — Euro Medium Term Note

Jr. — Junior

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2015	30	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward EM Corporate Debt Fund

Currency Abbreviations:

EUR — Euro

MYR — Malaysian Ringgit

RUB — Russian Ruble

USD — U.S. Dollar

See Notes to Financial Statements	31	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Common Stocks: 78.81%
Bangladesh: 0.06%

22,834	Beximco Pharmaceuticals, Ltd., GDR(a)	$6,548

Brazil: 5.65%

50,600	BM&F Bovespa SA - Bolsa de Valores Mercadoras e Futuros	190,903

40,500	Hypermarcas SA(b)	295,306

28,000	Transmissora Alianca de Energia Electria SA	185,520

		671,729

Cambodia: 1.40%

226,000	NagaCorp, Ltd.	166,478

Chile: 1.05%

60,000	Quinenco SA	125,298

China: 10.75%

382,000	Century Sage Scientific Holdings, Ltd.(a)	110,388

200,000	China Galaxy Securities Co., Ltd., Class H	260,593

204,000	China Machinery Engineering Corp., Class H	220,013

311,021	China Pioneer Pharma Holdings, Ltd.	180,156

210,000	China South City Holdings, Ltd.	72,605

10,000	China Yuchai International, Ltd.	167,500

168,000	Cosmo Lady China Holdings Co., Ltd.(a)(c)	165,582

170,000	Qingdao Port International Co., Ltd., Class H(a)(c)	100,225

		1,277,062

Czech Republic: 1.17%

4,100	Pegas Nonwovens SA	138,435

Egypt: 0.86%

9,466	Arabian Cement Co.(d)	18,312

2,960	Eastern Tobacco(d)	83,399

		101,711

Georgia: 1.42%

5,500	Bank of Georgia Holdings Plc	168,517

Greece: 1.27%

26,800	Plaisio Computers SA(d)(e)	151,183

Hong Kong: 4.64%

113,000	China Gas Holdings, Ltd.	181,055

Shares		Value (Note 2)

5,300	Guangdong Investment, Ltd., Unsponsored ADR	$370,364

		551,419

Indonesia: 4.12%

296,100	AKR Corporindo Tbk PT	131,588

1,250,000	Arwana Citramulia Tbk PT	49,690

1,220,640	Astra Graphia Tbk PT	201,418

850,000	Kalbe Farma Tbk PT	106,788

		489,484

Malaysia: 5.03%

115,000	Globetronics Technology Bhd	181,354

517,031	Oldtown Bhd	219,255

150,000	Power Root Bhd	79,910

160,800	Silverlake Axis, Ltd.	117,002

		597,521

Mexico: 4.45%

110,000	Bolsa Mexicana de Valores SAB de CV	190,361

123,399	Gentera SAB de CV	219,437

60,525	PLA Administradora Industrial S de RL de CV	118,412

		528,210

Peru: 0.96%

80,080	Grana y Montero SAA	114,598

Philippines: 6.58%

1,100,000	8990 Holdings, Inc.	176,869

80,000	Concepcion Industrial Corp.	101,220

660,760	D&L Industries, Inc.	284,585

87,495	First Gen Corp.	52,392

100,900	Robinsons Retail Holdings, Inc.	166,600

		781,666

Poland: 0.94%

10,000	Prime Car Management SA	111,968

Russia: 0.50%

93,700	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(d)	59,968

June 30, 2015	32	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Singapore: 0.99%

96,000	OSIM International, Ltd.	$117,964

South Korea: 2.70%

10,000	Mirae Asset Life Insurance Co., Ltd.(b)	67,237

9,609	Samjin Pharmaceutical Co., Ltd.	254,127

		321,364

Sri Lanka: 5.91%

226,608	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	223,559

190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	246,860

1,791,963	Piramal Glass Ceylon Plc	83,036

710,002	Textured Jersey Lanka Plc	148,580

		702,035

Taiwan: 8.87%

31,000	FineTek Co., Ltd.	126,092

266,900	Formosan Rubber Group, Inc.	251,291

154,000	Kinik Co.	293,481

1,584	Mega Financial Holding Co., Ltd.	1,427

222,000	Wah Lee Industrial Corp.	381,338

		1,053,629

Thailand: 4.48%

187,500	Bangkok Aviation Fuel Services Pcl	142,948

458,100	Jasmine International Pcl	71,884

237,000	RS Pcl	95,430

662,601	TTW Pcl	221,681

		531,943

Turkey: 2.32%

131,707	Anadolu Hayat Emeklilik AS	276,182

Ukraine: 0.55%

6,500	MHP SA, GDR(a)	65,650

United Kingdom: 1.05%

41,100	Stock Spirits Group Plc	124,636

Vietnam: 1.09%

35,000	Masan Group Corp.(b)	129,817

Shares		Value (Note 2)

	Total Common Stocks (Cost $9,102,585)	$9,365,015

Loan Participation Notes: 4.78%
Bangladesh: 0.96%

126,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	113,854

India: 2.58%

38,000	Engineers India, (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/20/16	135,697

39,500	Rural Electrification, Ltd. (Loan Participation Notes issues by Macquarie Bank, Ltd.), expiring 06/27/16	170,673

		306,370

Pakistan: 1.24%

70,000	Habib Bank, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	147,978

	Total Loan Participation Notes (Cost $575,589)	568,202

Warrants: 0.05%
Thailand: 0.05%

224,559	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(b)	6,649

	Total Warrants (Cost $0)	6,649

	Total Investments: 83.64% (Cost $9,678,174)	9,939,866

	Net Other Assets and Liabilities: 16.36%	1,943,650	(f)

	Net Assets: 100.00%	$11,883,516

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $508,361, representing 4.28% of net assets.

(b) Non-income producing security.

See Notes to Financial Statements	33	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Emerging Markets Fund

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $265,807, representing 2.24% of net assets.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f) Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(d)	$12,039	$18,312	0.16%
10/04/12 - 05/09/13	Eastern Tobacco(d)	42,053	83,399	0.70%
05/02/13 - 06/06/14	HMS Hydraulic Machines and Systems Group Plc, GDR(d)	265,071	59,968	0.50%
06/20/14 - 08/26/14	Plaisio Computers SA(d)(e)	262,976	151,183	1.27%
		$582,139	$312,862	2.63%

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Futures	Long	20	09/21/15	$959,400	$(7,753)
Total Futures Contracts				$959,400	$(7,753)

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Currency Abbreviations:

THB — Thai Baht

June 30, 2015	34	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Global Dividend Fund

Shares		Value (Note 2)

Common Stocks: 93.71%
China: 2.38%

102,000	China Machinery Engineering Corp., Class H	$110,006

206,000	China South City Holdings, Ltd.	71,222

7,000	China Yuchai International, Ltd.	117,250

		298,478

Denmark: 0.65%

45	A.P. Moller-Maersk AS, Class B(a)	81,501

France: 5.07%

3,400	Danone SA	219,811

1,300	LVMH Moet Hennessy Louis Vuitton SE	227,758

2,700	Orpea	188,884

		636,453

Germany: 3.70%

2,600	Bayer AG, Sponsored ADR	366,561

6,050	RIB Software AG	97,564

		464,125

Hong Kong: 4.31%

60,000	BOC Hong Kong Holdings, Ltd.	250,015

208,000	Guangdong Investment, Ltd.	291,410

		541,425

Indonesia: 1.44%

1,094,683	Astra Graphia Tbk PT	180,634

Italy: 1.29%

10,710	Danieli & C. Officine Meccaniche SpA	162,385

Japan: 10.44%

30,000	Astellas Pharma, Inc., REIT	427,871

17,500	Kuraray Co., Ltd.	214,058

25,000	Santen Pharmaceutical Co., Ltd.	354,006

13,000	Yumeshin Holdings Co., Ltd.	82,853

6,500	Zenkoku Hosho Co., Ltd.	231,565

		1,310,353

Netherlands: 0.22%

1,078	Amsterdam Commodities NV	27,275

Norway: 2.17%

23,800	Marine Harvest ASA	272,895

Shares		Value (Note 2)

Pakistan: 0.79%

3,600	Suncor Energy, Inc.	$99,151

Peru: 1.66%

1,500	Credicorp, Ltd.	208,380

Philippines: 3.87%

340,000	8990 Holdings, Inc.	54,668

483,124	D&L Industries, Inc.	208,079

68,138	First Gen Corp.	40,801

110,000	Robinsons Retail Holdings, Inc.	181,626

		485,174

Singapore: 0.66%

67,000	OSIM International, Ltd.	82,329

Sweden: 6.00%

7,500	Investor AB, Class B	279,468

25,700	Nordea Bank AB	320,559

26,000	TeliaSonera AB	153,086

		753,113

Switzerland: 13.00%

6,800	Clariant AG	139,353

4,200	Novartis AG, Sponsored ADR	413,028

600	Partners Group Holding AG	179,368

13,200	Roche Holdings AG, Ltd., Sponsored ADR	462,924

2,100	Syngenta AG, ADR	171,381

12,500	UBS Group AG	265,121

		1,631,175

Taiwan: 2.04%

70,000	Kinik Co.	133,400

71,000	Wah Lee Industrial Corp.	121,960

		255,360

Thailand: 2.11%

837,200	Jasmine International Pcl	131,372

400,000	TTW Pcl	133,825

		265,197

United Kingdom: 5.41%

18,000	Dunelm Group Plc	256,098

See Notes to Financial Statements	35	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Global Dividend Fund

Shares		Value (Note 2)

United Kingdom (continued): 5.41%

2,500	HSBC Holdings Plc, Sponsored ADR	$112,025

57,900	Stock Spirits Group Plc	175,582

1,200	WPP Plc, Sponsored ADR	135,264

		678,969

United States: 26.50%

1,900	3M Co.	293,170

1,085	AvalonBay Communities, Inc.	173,459

6,230	BankUnited, Inc.	223,844

885	BlackRock, Inc.	306,192

3,470	Cardinal Health, Inc.	290,266

6,300	Comcast Corp., Class A	378,882

4,130	ConocoPhillips	253,623

5,030	JPMorgan Chase & Co.	340,833

4,100	KLA-Tencor Corp.	230,461

9,680	Pfizer, Inc.	324,570

5,000	Qualcomm, Inc.	313,150

14,060	Silvercrest Asset Management Group, Inc., Class A	197,684

		3,326,134

	Total Common Stocks (Cost $9,822,553)	11,760,506

Limited Partnerships: 1.25%
United States: 1.25%

6,850	KKR & Co., LP	156,522

	Total Limited Partnerships (Cost $150,448)	156,522

Preferred Stocks: 1.08%
Germany: 1.08%

3,488	Sixt SE	135,304

	Total Preferred Stocks (Cost $107,860)	135,304

Shares		Value (Note 2)

Warrants: 0.10%
Thailand: 0.10%

410,392	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(a)	$12,151

	Total Warrants (Cost $0)	12,151

Principal Amount

Collateralized Mortgage Obligations: 0.67%
United States: 0.67%

$544,310	FHLMC, REMICS 3.000%, 06/15/27(b)	58,458

161,174	FNMA, REMICS 3.500%, 11/25/20(b)	10,169

73,746	4.000%, 09/25/20(b)	4,061

178,561	4.000%, 10/25/20(b)	11,676

		84,364

	Total Collateralized Mortgage Obligations (Cost $136,644)	84,364

	Total Investments: 96.81% (Cost $10,217,505)	12,148,847

	Net Other Assets and Liabilities: 3.19%	400,661

	Net Assets: 100.00%	$12,549,508

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Interest only security.

Investment Abbreviations:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

REMICS — Real Estate Mortgage Investment Conduits

Currency Abbreviations:

THB — Thai Baht

June 30, 2015	36	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

Common Stocks: 98.24%
Australia: 1.05%

4,330,000	GDI Property Group	$2,923,211

Brazil: 2.47%

517,000	AMBEV SA, ADR(a)	3,153,700

980,500	Bolsa de Valores Mercadorias e Futuros	3,699,226

		6,852,926

Canada: 1.44%

144,800	Suncor Energy, Inc.	3,988,087

China: 3.68%

2,286,000	China Machinery Engineering Corp., Class H	2,465,437

3,250,000	China Petroleum & Chemical Corp., Class H(a)	2,804,923

197,570	China Yuchai International, Ltd.(a)	3,309,298

299,000	Cosmo Lady China Holdings Co., Ltd.(b)(c)	294,697

2,300,000	Qingdao Port International Co., Ltd., Class H(b)(c)	1,355,987

		10,230,342

Denmark: 1.15%

1,760	A.P. Moller-Maersk AS, Class B(d)	3,187,615

Egypt: 0.83%

82,100	Eastern Tobacco(e)	2,313,203

France: 9.24%

136,000	AXA SA	3,431,154

53,000	Danone SA(a)	3,426,460

25,100	LVMH Moet Hennessy Louis Vuitton SE(a)	4,397,490

662,400	Natixis SA(a)	4,766,870

74,975	Orpea(a)	5,245,018

216,600	Veolia Environnement SA	4,416,609

		25,683,601

Germany: 8.31%

39,800	Bayer AG, Sponsored ADR(a)	5,611,203

113,000	FinTech Group AG(d)	1,952,661

237,400	MagForce AG(d)	1,773,260

496,300	MLP AG	2,080,410

172,798	RIB Software AG(a)	2,786,595

181,000	TLG Immobilien AG	2,926,935

367,631	TUI AG	5,949,697

		23,080,761

Shares		Value (Note 2)

Hong Kong: 4.93%

1,490,550	BOC Hong Kong Holdings, Ltd.	$6,210,985

71,944,090	CSI Properties, Ltd.(a)	2,784,376

3,362,000	Guangdong Investment, Ltd.	4,710,196

		13,705,557

India: 0.90%

60,200	State Bank of India, GDR(b)	2,489,270

Indonesia: 2.60%

13,966,807	Astra Graphia Tbk PT	2,304,667

3,355,650	Bank Mandiri Persero Tbk PT	2,529,479

18,931,505	Kalbe Farma Tbk PT	2,378,419

		7,212,565

Italy: 1.58%

655,000	Unicredit SpA	4,399,619

Japan: 9.11%

371,400	Astellas Pharma, Inc.(a)	5,297,044

393,200	Kuraray Co., Ltd.(a)	4,809,580

1,300	NIPPON REIT Investment Corp.	3,068,758

327,700	Santen Pharmaceutical Co., Ltd.(a)	4,640,308

426,700	Yumeshin Holdings Co., Ltd.(a)	2,719,500

133,900	Zenkoku Hosho Co., Ltd.	4,770,225

		25,305,415

Macau: 0.35%

286,800	Sands China, Ltd.(a)	965,675

Malaysia: 1.76%

1,875,000	Globetronics Technology Bhd	2,956,865

2,666,520	Silverlake Axis, Ltd.	1,940,223

		4,897,088

Mexico: 0.73%

22,900	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	2,040,161

Netherlands: 0.87%

25,924	Amsterdam Commodities NV	655,917

30,900	Royal Dutch Shell Plc, Sponsored ADR, Class A(a)	1,761,609

		2,417,526

See Notes to Financial Statements	37	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

Norway: 2.25%

544,500	Marine Harvest ASA(a)	$6,243,334

Peru: 0.88%

17,590	Credicorp, Ltd.(a)	2,443,603

Philippines: 3.98%

2,269,510	8990 Holdings, Inc.	364,913

11,282,676	D&L Industries, Inc.	4,859,383

3,843,070	First Gen Corp.	2,301,239

2,147,400	Robinsons Retail Holdings, Inc.	3,545,663

		11,071,198

Russia: 2.05%

334,783	HMS Hydraulic Machines and Systems Group Plc, GDR(b)(e)	214,261

52,735	LUKOIL OAO, Sponsored ADR(a)	2,368,329

103,000	MMC Norilsk Nickel OJSC, ADR	1,737,610

140,000	Mobile Telesystems OJSC, Sponsored ADR(a)	1,369,200

		5,689,400

Singapore: 0.77%

1,740,100	OSIM International, Ltd.(a)	2,138,223

Sri Lanka: 1.71%

1,951,598	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,925,344

1,542,944	Hatton National Bank Plc, Non-Voting Depository Receipt	1,994,987

17,918,874	Piramal Glass Ceylon Plc	830,322

		4,750,653

Sweden: 4.88%

141,800	Investor AB, Class B(a)	5,283,813

417,800	Nordea Bank AB(a)	5,211,255

522,800	TeliaSonera AB(a)	3,078,206

		13,573,274

Switzerland: 10.45%

195,200	Clariant AG	4,000,248

55,900	Novartis AG, Sponsored ADR(a)	5,497,206

16,800	Partners Group Holding AG	5,022,301

159,700	Roche Holdings AG, Ltd., Sponsored ADR(a)	5,600,679

25,450	Syngenta AG, ADR(a)	2,076,974

Shares		Value (Note 2)

323,000	UBS Group AG	$6,850,730

		29,048,138

Taiwan: 3.25%

1,537,300	Kinik Co.	2,929,661

135,200	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	3,070,392

1,760,600	Wah Lee Industrial Corp.	3,024,253

		9,024,306

Thailand: 3.21%

7,650,200	BTS Group Holdings Pcl	2,265,015

25,617,826	Jasmine International Pcl	4,019,910

7,859,270	TTW Pcl	2,629,413

		8,914,338

Turkey: 1.34%

1,774,298	Anadolu Hayat Emeklilik AS	3,720,590

Ukraine: 0.38%

105,600	MHP SA, GDR(b)	1,066,560

United Kingdom: 10.40%

751,000	BT Group Plc(a)	5,312,399

283,200	Dunelm Group Plc(a)	4,029,276

84,000	HSBC Holdings Plc, Sponsored ADR	3,764,040

502,400	Inchcape Plc(a)	6,402,001

480,000	Infinis Energy Plc	1,463,148

882,168	Stock Spirits Group Plc(a)	2,675,185

46,497	WPP Plc, Sponsored ADR(a)	5,241,142

		28,887,191

Vietnam: 1.69%

430,880	Masan Group Corp.(d)	1,598,154

928,000	PetroVietnam Gas JSC	2,634,613

89,000	Vietnam Dairy Products JSC	460,517

		4,693,284

	Total Common Stocks (Cost $260,241,567)	272,956,714

June 30, 2015	38	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

Loan Participation Notes: 6.11%
Bangladesh: 1.51%

346,800	Grameenphone, Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	$1,470,138

3,017,300	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	2,715,666

		4,185,804

India: 2.78%

95,000	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	3,792,168

595,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	3,935,988

		7,728,156

Pakistan: 0.94%

1,230,000	Habib Bank, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	2,600,192

United Arab Emirates: 0.88%

593,077	First Gulf Bank PJSC, (Loan Participation Notes issued by HSBC Bank Plc), expiring 12/11/17	2,454,401

	Total Loan Participation Notes (Cost $16,215,833)	16,968,553

Preferred Stocks: 3.14%
Germany: 2.18%

156,023	Sixt SE	6,052,325

United States: 0.96%

104,800	Winthrop Realty Trust, Sr. Unsec. Notes, 7.750%	2,665,064

	Total Preferred Stocks (Cost $7,441,183)	8,717,389

Warrants: 0.13%
Thailand: 0.13%

12,557,756	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(d)	371,801

	Total Warrants (Cost $0)	371,801

Principal Amount		Value (Note 2)

Collateralized Mortgage Obligations: 0.95%
United States: 0.95%

$7,033,135	FHLMC, REMICS 2.500%, 04/15/28(f)	$644,846

2,190,984	3.000%, 06/15/26(f)	201,190

1,888,076	3.000%, 06/15/27(f)	202,778

1,137,615	3.000%, 09/15/31(f)	147,625

1,127,970	3.500%, 04/15/30(f)	81,007

155,756	4.000%, 07/15/23(f)	1,602

811,737	4.000%, 12/15/23(f)	36,330

258,215	5.000%, 02/15/24(f)	17,874

439,221	7.015%, 09/15/26(f)(g)	72,599

2,145,666	FHLMC, STRIP 6.500%, 02/01/28(f)	362,076

294,798	FNMA, REMICS 3.000%, 09/25/27(f)	35,015

396,912	4.500%, 12/25/20(f)	21,922

2,067,419	6.293%, 04/25/42(f)(g)	443,568

372,634	6.493%, 07/25/41(f)(g)	63,230

554,342	7.613%, 04/25/32(f)(g)	134,463

835,314	GNMA, REMICS 6.417%, 09/16/33(f)(g)	165,635

		2,631,760

	Total Collateralized Mortgage Obligations (Cost $4,010,284)	2,631,760

Corporate Bonds: 3.19%
Canada: 0.30%

1,000,000	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes 9.000%, 08/28/34(g)	841,951

United States: 2.89%

1,500,000	Arch Coal, Inc., Sr. Unsec. Notes 7.250%, 10/01/20	427,500

1,000,000	Citigroup, Inc., Sr. Unsec. Medium-Term Notes 10.000%, 09/29/34(g)	850,000

750,000	Claire’s Stores, Inc., Second Lien Notes 8.875%, 03/15/19	341,250

1,000,000	Hecla Mining Co., Sr. Unsec. Notes 6.875%, 05/01/21	951,250

See Notes to Financial Statements	39	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward International Dividend Fund

Principal Amount		Value (Note 2)

United States (continued): 2.89%

$ 1,000,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.400%, 04/01/37	$817,500

750,000	8.125%, 10/01/19	746,250

978,000	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD 10.000%, 09/29/34(g)	816,630

984,000	Morgan Stanley, Unsec. Medium-Term Notes 11.000%, 08/29/34(g)	897,900

2,020,000	NRG REMA Llc, Series C, Sec. Notes 9.681%, 07/02/26	2,176,550

		8,024,830

	Total Corporate Bonds (Cost $10,144,092)	8,866,781

	Total Investments: 111.76% (Cost $298,052,959)	310,512,998

	Net Other Assets and Liabilities: (11.76)%	(32,664,427	)(h)

	Net Assets: 100.00%	$277,848,571

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $74,835,982, representing 26.93% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $5,420,775, representing 1.95% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,650,684, representing 0.59% of net assets.

(d) Non-income producing security.

(e) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(f) Interest only security.

(g) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(h) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-Mini MSCI EAFE® Futures	Long	46	09/21/15	$4,218,200	$(146,632)
Total Futures Contracts				$4,218,200	$(146,632)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
10/17/12 – 03/08/15	Eastern Tobacco(e)	$1,322,218	$2,313,203	0.83%
05/03/13 – 10/09/13	HMS Hydraulic Machines and Systems Group Plc, GDR (b)(e)	1,131,928	214,261	0.08%
		$2,454,146	$2,527,464	0.91%

Investment Abbreviations:

ADR — American Depositary Receipt

EAFE — Europe, Australasia, Far East

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

June 30, 2015	40	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward International Dividend Fund

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Unsec. — Unsecured

Currency Abbreviations:

THB — Thai Baht

See Notes to Financial Statements	41	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Common Stocks: 93.97%
Australia: 4.71%

249,713	carsales.com, Ltd.	$1,963,268

226,970	Estia Health, Ltd.(a)	1,050,712

592,644	Healthscope, Ltd.	1,243,732

510,435	OzForex Group, Ltd.	874,294

147,296	Pact Group Holdings, Ltd.	531,865

162,116	Super Retail Group, Ltd.	1,143,237

421,632	Virtus Health, Ltd.	1,746,916

		8,554,024

Austria: 1.65%

40,018	ams AG	1,750,613

39,198	Porr AG	1,248,507

		2,999,120

Belgium: 2.08%

65,053	bpost SA	1,787,001

16,039	Cie d’Entreprises CFE	1,992,848

		3,779,849

Denmark: 1.70%

36,877	FLSmidth & Co., A/S	1,774,443

32,839	SimCorp A/S	1,307,789

		3,082,232

Finland: 1.02%

165,542	Valmet Oyj	1,860,311

France: 6.45%

166,569	Altran Technologies SA	1,789,030

59,816	Belvedere SA(a)	1,325,049

26,000	Groupe FNAC(a)	1,558,873

16,787	Montupet	1,206,182

213,994	Technicolor SA	1,395,643

31,983	Teleperformance	2,259,538

122,661	UBISOFT Entertainment(a)	2,185,244

		11,719,559

Germany: 8.22%

42,973	Aareal Bank AG	1,687,337

63,385	Dialog Semiconductor Plc(a)	3,426,537

Shares		Value (Note 2)

24,819	Gerresheimer AG	$1,547,001

36,183	LANXESS AG	2,133,511

11,990	MorphoSys AG(a)	860,571

14,769	MTU Aero Engines AG	1,389,172

17,117	Pfeiffer Vacuum Technology AG	1,525,105

46,988	Rhoen-Klinikum AG	1,260,636

18,533	Vossloh AG(a)	1,106,425

		14,936,295

Hong Kong: 2.93%

982,000	Pacific Textiles Holdings, Ltd.	1,568,352

399,900	Samsonite International SA	1,382,604

725,500	Techtronic Industries Co., Ltd.	2,377,292

		5,328,248

Ireland: 0.87%

57,397	Smurfit Kappa Group Plc	1,581,170

Italy: 3.27%

198,039	Anima Holding SpA(b)(c)	1,739,777

1,951,709	Banca Popolare di Milano Scarl	2,058,368

154,108	Credito Emiliano SpA	1,269,657

172,519	Unipol Gruppo Finanziario SpA	877,038

		5,944,840

Japan: 32.14%

409,000	77 Bank, Ltd.	2,496,409

49,300	Aeon Delight Co., Ltd.	1,510,602

56,600	Ain Pharmaciez, Inc.	2,626,858

44,300	ALPS Electric Co., Ltd.	1,366,446

21,800	CyberAgent, Inc.	1,034,914

59,559	Daiseki Co., Ltd.	1,152,880

62,800	Dena Co., Ltd.	1,234,602

23,000	Don Quijote Holdings Co., Ltd.	979,123

224,000	Dowa Holdings Co., Ltd.	2,115,815

87,000	Fuji Media Holdings, Inc.	1,155,166

76,100	Glory, Ltd.	2,254,055

72,000	Goldcrest Co., Ltd.	1,421,939

103,500	Hitachi Capital Corp.	2,740,042

June 30, 2015	42	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Japan (continued): 32.14%

26,707	Hoshizaki Electric Co., Ltd.	$1,571,193

31,800	Itochu Techno-Solutions Corp.	792,499

2,094	Japan Hotel REIT Investment Corp.	1,394,460

23,600	Japan Petroleum Exploration Co., Ltd.	751,089

71,388	JSR Corp.	1,262,276

130,900	JTEKT Corp.	2,479,276

133,000	Kamigumi Co., Ltd.	1,249,745

62,100	Kanamoto Co., Ltd.	1,575,524

505	Kenedix Retail REIT Corp.(a)	1,198,697

110,000	Kinden Corp.	1,455,162

26,200	Miraca Holdings, Inc.	1,310,161

70,300	Musashi Seimitsu Industry Co., Ltd.	1,363,665

52,200	Nabtesco Corp.	1,309,425

537	Nippon Prologis REIT, Inc.	989,008

45,900	OTSUKA Corp.	2,145,263

23,400	Pola Orbis Holdings, Inc.	1,325,015

316,300	Sapporo Holdings, Ltd.	1,175,932

93,500	SBI Holdings, Inc.	1,288,075

151,700	SBS Holdings, Inc.	1,230,854

42,700	Sundrug Co., Ltd.	2,543,473

207,300	Takara Leben Co., Ltd.	1,234,806

68,000	Temp Holdings Co., Ltd.	2,455,857

256,700	Tokyo Steel Manufacturing Co., Ltd.	1,885,634

145,200	Tokyo Tatemono Co., Ltd.	2,016,914

26,300	Toshiba Plant Systems & Services Corp.	320,409

		58,413,263

Netherlands: 1.25%

54,198	TKH Group NV	2,270,382

New Zealand: 1.01%

468,826	Spark New Zealand, Ltd.	887,971

411,387	Trade Me Group, Ltd.	945,052

		1,833,023

Portugal: 1.16%

263,763	NOS SGPS SA	2,109,561

Shares		Value (Note 2)

Singapore: 1.97%

979,300	ComfortDelGro Corp., Ltd.	$2,275,836

1,665,900	Keppel DC REIT(a)	1,298,730

		3,574,566

Spain: 1.91%

466,745	Ence Energia y Celulosa SA	1,594,876

119,289	Gamesa Corporation Tecnologica SA(a)	1,879,141

		3,474,017

Sweden: 0.78%

78,081	Boliden AB	1,423,191

Switzerland: 2.16%

30,615	BKW AG	1,142,803

6,051	Kuoni Reisen Holding AG, Class B	1,575,933

5,941	U-Blox AG	1,202,243

		3,920,979

United Kingdom: 18.69%

300,643	Arrow Global Group Plc	1,249,459

33,218	Aveva Group Plc	943,664

408,974	BBA Aviation Plc	1,938,725

611,561	Card Factory Plc	3,103,756

107,001	Daily Mail & General Trust Plc NV, Class A	1,561,884

42,946	Derwent London REIT Plc	2,295,632

92,579	EMIS Group Plc	1,341,185

299,287	Halfords Group Plc	2,482,945

273,418	Henderson Group Plc	1,121,277

93,712	Hunting Plc	898,194

171,467	IG Group Holdings Plc	2,011,202

238,627	Informa Plc	2,049,062

482,203	Melrose Industries Plc	1,875,212

271,941	Mitchells & Butlers Plc(a)	1,950,566

619,959	Moneysupermarket.com Group Plc	2,836,610

289,623	Pets at Home Group Plc	1,359,294

526,187	Polypipe Group Plc	2,244,684

280,251	RPS Group Plc	991,876

32,259	Spirax-Sarco Engineering Plc	1,719,808

		33,975,035

	Total Common Stocks (Cost $137,325,102)	170,779,665

See Notes to Financial Statements	43	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 2.07%
United States: 2.07%

73,700	iShares® MSCI EAFE Small-Cap ETF	$3,760,174

	Total Exchange-Traded Funds (Cost $3,751,213)	3,760,174

Preferred Stocks: 0.99%
Germany: 0.99%

16,701	Draegerwerk AG & Co. KGaA	1,789,484

	Total Preferred Stocks (Cost $1,618,348)	1,789,484

	Total Investments: 97.03% (Cost $142,694,663)	176,329,323

	Net Other Assets and Liabilities: 2.97%	5,404,564

	Net Assets: 100.00%	$181,733,887

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,739,777, representing 0.96% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,739,777, representing 0.96% of net assets.

Investment Abbreviations:

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

June 30, 2015	44	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

Common Stocks: 91.04%
Bangladesh: 0.08%

171,704	Beximco Pharmaceuticals, Ltd., GDR(a)(b)	$49,237

Brazil: 6.92%

169,785	AMBEV SA, ADR(b)	1,035,688

323,300	BM&F Bovespa SA — Bolsa de Valores Mercadorias e Futuros	1,219,745

182,000	Hypermarcas SA(c)	1,327,053

90,270	Transmissora Alianca de Energia Electria SA	598,103

		4,180,589

Cambodia: 1.89%

1,545,200	NagaCorp, Ltd.(b)	1,138,236

Chile: 1.50%

433,065	Quinenco SA	904,371

China: 11.41%

1,924,000	Century Sage Scientific Holdings, Ltd.(a)	555,987

771,500	China Galaxy Securities Co., Ltd., Class H(b)	1,005,238

1,192,475	China Machinery Engineering Corp., Class H(b)	1,286,077

1,054,000	China Petroleum & Chemical Corp., Class H	909,658

631,050	China South City Holdings, Ltd.	218,177

49,018	China Yuchai International, Ltd.	821,051

651,000	Cosmo Lady China Holdings Co., Ltd.(a)(d)	641,632

950,000	Qinhuangdao Port Co., Ltd., Class H	507,382

212,900	Sinopharm Group Co., Ltd., Class H	946,186

		6,891,388

Czech Republic: 1.50%

26,813	Pegas Nonwovens SA	905,334

Egypt: 0.75%

43,404	Arabian Cement Co.(e)	83,963

13,012	Eastern Tobacco(e)	366,619

		450,582

Georgia: 1.47%

28,951	Bank of Georgia Holdings Plc(b)	887,041

Hong Kong: 2.46%

415,850	China Gas Holdings, Ltd.(b)	666,300

584,550	Guangdong Investment, Ltd.	818,960

		1,485,260

Shares		Value (Note 2)

India: 1.49%

21,800	State Bank of India, GDR(a)	$901,430

Indonesia: 4.96%

1,970,500	AKR Corporindo Tbk PT	875,696

11,065,300	Arwana Citramulia Tbk PT	439,873

4,006,070	Astra Graphia Tbk PT	661,043

676,900	Bank Mandiri Persero Tbk PT	510,245

4,059,900	Kalbe Farma Tbk PT	510,057

		2,996,914

Japan: 1.17%

300	NIPPON REIT Investment Corp.	708,175

Malaysia: 5.80%

1,620,000	Globetronics Technology Bhd(b)	2,554,731

930,368	Oldtown Bhd	394,537

763,080	Silverlake Axis, Ltd.	555,235

		3,504,503

Mexico: 4.79%

676,500	Bolsa Mexicana de Valores SAB de CV	1,170,721

6,304	Fomento Economico Mexicano SAB de CV, Sponsored ADR	561,623

593,075	PLA Administradora Industrial S de RL de CV, REIT	1,160,303

		2,892,647

Peru: 2.86%

8,779	Credicorp, Ltd.(b)	1,219,579

354,507	Grana y Montero SAA	507,314

		1,726,893

Philippines: 5.39%

3,528,800	8990 Holdings, Inc.	567,394

3,701,156	D&L Industries, Inc.	1,594,066

343,050	First Gen Corp.	205,419

539,160	Robinsons Retail Holdings, Inc.	890,230

		3,257,109

Poland: 0.47%

25,339	Prime Car Management SA	283,716

See Notes to Financial Statements	45	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

Russia: 4.26%

609,213	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(e)	$389,896

13,088	Lukoil OAO, Sponsored ADR(b)	587,782

56,700	MMC Norilsk Nickel OJSC, ADR(b)	956,529

65,421	Mobile Telesystems OJSC, Sponsored ADR(b)	639,818

		2,574,025

Singapore: 0.94%

462,600	OSIM International, Ltd.(b)	568,440

South Africa: 1.87%

60,050	MTN Group, Ltd.	1,129,084

South Korea: 2.46%

50,000	Mirae Asset Life Insurance Co., Ltd.(c)	336,187

43,378	Samjin Pharmaceutical Co., Ltd.	1,147,206

		1,483,393

Sri Lanka: 4.56%

1,029,609	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,015,757

439,625	Hatton National Bank Plc, Non-Voting Depository Receipt	568,424

4,925,624	Piramal Glass Ceylon Plc	228,243

4,502,486	Textured Jersey Lanka Plc	942,224

		2,754,648

Taiwan: 10.15%

123,800	FineTek Co., Ltd.	503,554

1,045,250	Formosan Rubber Group, Inc.(b)	984,120

589,225	Kinik Co.(b)	1,122,897

1,207,175	Mega Financial Holding Co., Ltd.(b)	1,087,668

40,094	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)	910,535

884,700	Wah Lee Industrial Corp.(b)	1,519,684

		6,128,458

Thailand: 5.23%

516,719	Bangkok Aviation Fuel Services Pcl	393,940

1,702,100	BTS Group Holdings Pcl	503,945

4,944,976	Jasmine International Pcl	775,958

1,927,000	RS Pcl	775,923

Shares		Value (Note 2)

2,119,673	TTW Pcl	$709,162

		3,158,928

Turkey: 2.04%

585,874	Anadolu Hayat Emeklilik AS	1,228,541

Ukraine: 0.49%

28,959	MHP SA, GDR(a)	292,486

United Kingdom: 1.45%

288,782	Stock Spirits Group Plc(b)	875,735

Vietnam: 2.68%

341,540	Ho Chi Minh City Infrastructure Investment JSC	370,653

131,500	Masan Group Corp.(c)	487,740

211,000	PetroVietnam Gas JSC	599,034

30,660	Vietnam Dairy Products JSC	158,645

		1,616,072

	Total Common Stocks (Cost $54,739,550)	54,973,235

Loan Participation Notes: 9.12%
Bangladesh: 2.38%

108,200	Grameenphone, Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	458,676

1,087,500	Titas Gas Transmission & Distribution Co., Ltd., (Loan Participation Notes issued by Deutsche Bank AG, London), expiring 01/27/21	978,785

		1,437,461

India: 5.02%

34,500	Bajaj Auto, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	1,377,155

250,000	Coal India, Ltd., (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	1,653,777

		3,030,932

Pakistan: 0.45%

130,000	Habib Bank, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	274,817

June 30, 2015	46	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

United Arab Emirates: 1.27%

184,615	First Gulf Bank PJSC, (Loan Participation Notes issued by HSBC Bank Plc), expiring 12/11/17	$764,016

	Total Loan Participation Notes (Cost $5,366,524)	5,507,226

Preferred Stocks: 0.89%
United States: 0.89%

21,200	Winthrop Realty Trust, Sr. Unsec. Notes 7.750%	539,116

	Total Preferred Stocks (Cost $540,810)	539,116

Warrants: 0.12%
Thailand: 0.12%

2,424,007	Jasmine International Pcl, Warrants, Strike Price 4.30 THB (expiring 07/05/20)(c)	71,768

	Total Warrants (Cost $0)	71,768

Principal Amount

Collateralized Mortgage Obligations: 1.30%
United States: 1.30%

$544,310	FHLMC, REMICS 3.000%, 06/15/27(f)	58,458

277,467	3.000%, 09/15/31(f)	36,006

407,982	4.000%, 05/15/26(f)	42,649

45,612	FNMA, REMICS 5.000%, 03/25/23(f)	2,573

29,540	5.000%, 03/25/24(f)	2,064

11,290	6.313%, 08/25/36(f)(g)	2,477

1,086,256	GNMA, REMICS 5.846%, 05/20/41(f)(g)	204,126

274,642	6.417%, 09/16/33(f)(g)	54,459

364,000	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J 5.500%, 05/15/40(d)(g)	382,886

		785,698

	Total Collateralized Mortgage Obligations (Cost $895,653)	785,698

Principal Amount		Value (Note 2)

Corporate Bonds: 1.41%
United States: 1.41%

$ 500,000	Arch Coal, Inc., Sr. Unsec. Notes 7.250%, 10/01/20	$142,500

140,000	Citigroup, Inc., Sr. Unsec. Medium-Term Notes 1.952%, 05/30/33(g)	93,926
250,000	Claire’s Stores, Inc., Second Lien Notes 8.875%, 03/15/19	113,750

$300,000	Hecla Mining Co., Sr. Unsec. Notes 6.875%, 05/01/21	$285,375

261,000	International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Notes, Class 1 10.000%, 08/28/34(g)	214,020

		849,571

	Total Corporate Bonds (Cost $1,269,455)	849,571

	Total Investments: 103.88% (Cost $62,811,992)	62,726,614

	Net Other Assets and Liabilities: (3.88)%	(2,342,846	)(h)

	Net Assets: 100.00%	$60,383,768

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate market value of those securities was $2,830,668, representing 4.69% of net assets.

(b) Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $14,905,663, representing 24.68% of net assets.

(c) Non-income producing security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,024,518, representing 1.69% of net assets.

See Notes to Financial Statements	47	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Select EM Dividend Fund

(e) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(f) Interest only security.

(g) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(h) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Futures	Long	34	09/21/15	$1,630,980	$(11,445)
Total Futures Contracts				$1,630,980	$(11,445)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
05/14/14	Arabian Cement Co.(e)	$55,201	$83,963	0.14%
09/10/13	Eastern Tobacco(e)	178,269	366,619	0.61%
05/02/13 – 05/06/14	HMS Hydraulic Machines and Systems Group Plc, GDR(a)(e)	1,343,874	389,896	0.64%
		$1,577,344	$840,478	1.39%

Investment Abbreviations:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Unsec. — Unsecured

Currency Abbreviations:

THB  — Thailand Baht

June 30, 2015	48	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

Common Stocks: 90.91%
Consumer Discretionary: 15.28%

50,000	Christopher & Banks Corp.(a)	$200,500

49,000	Diversified Restaurant Holdings, Inc.(a)	182,280

15,000	Gentherm, Inc.(a)	823,650

13,000	IMAX Corp.(a)	523,510

5,000	Monro Muffler Brake, Inc.	310,800

29,000	Performance Sports Group, Ltd.(a)	522,000

10,000	Pool Corp.	701,800

4,000	Restoration Hardware Holdings, Inc.(a)	390,520

10,000	Sotheby’s	452,400

		4,107,460

Consumer Staples: 3.44%

5,000	Casey’s General Stores, Inc.	478,700

20,000	Limoneira Co.	444,600

		923,300

Energy: 3.46%

5,000	Core Laboratories NV	570,200

7,500	World Fuel Services Corp.	359,625

		929,825

Financials: 13.03%

12,500	Artisan Partners Asset Management, Inc., Class A	580,750

10,000	CBOE Holdings, Inc.	572,200

2,500	Enstar Group, Ltd.(a)	387,375

10,000	Evercore Partners, Inc., Class A	539,600

12,500	FCB Financial Holdings, Inc., Class A(a)	397,500

18,754	Silvercrest Asset Management Group, Inc., Class A	263,681

10,000	South State Corp.	759,900

		3,501,006

Healthcare: 15.66%

4,600	Aegerion Pharmaceuticals, Inc.(a)	87,262

12,000	Clovis Oncology, Inc.(a)	1,054,560

37,600	HMS Holdings Corp.(a)	645,592

20,000	KYTHERA Biopharmaceuticals, Inc.(a)	1,506,200

12,500	PRA Health Sciences, Inc.(a)	454,125

10,000	Prestige Brands Holdings, Inc.(a)	462,400

		4,210,139

Shares		Value (Note 2)

Industrials: 11.45%

14,158	Enphase Energy, Inc.(a)	$107,743

20,000	Exponent, Inc.	895,600

5,000	John Bean Technologies Corp.	187,950

9,000	Nordson Corp.	701,010

10,000	Owens Corning	412,500

7,500	Sun Hydraulics Corp.	285,825

10,000	US Ecology, Inc.	487,200

		3,077,828

Information Technology: 23.95%

7,100	ACI Worldwide, Inc.(a)	174,447

25,000	AVX Corp.	336,500

2,500	Broadridge Financial Solutions, Inc.	125,025

4,300	CoreLogic, Inc.(a)	170,667

20,000	CUI Global, Inc.(a)	101,200

10,000	DST Systems, Inc.	1,259,800

3,000	ePlus, Inc.(a)	229,950

7,800	InterDigital, Inc.	443,742

8,000	Littelfuse, Inc.	759,120

7,500	Methode Electronics, Inc.	205,875

12,500	MKS Instruments, Inc.	474,250

5,000	Science Applications International Corp.	264,250

2,500	SYNNEX Corp.	182,975

20,300	TrueCar, Inc.(a)	243,397

5,000	Vantiv, Inc., Class A(a)	190,950

7,500	WEX, Inc.(a)	854,775

20,000	Xoom Corp.(a)	421,100

		6,438,023

Materials: 4.64%

250,000	Hecla Mining Co.	657,500

10,000	Neenah Paper, Inc.	589,600

		1,247,100

	Total Common Stocks (Cost $23,239,979)	24,434,681

See Notes to Financial Statements	49	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

Affiliated Investment Companies: 1.30%
350,051	Forward U.S. Government Money Fund Institutional Class, 0.010% 7-day yield	$350,051

	Total Affiliated Investment Companies (Cost $350,051)	350,051

	Total Investments: 92.21% (Cost $23,590,030)	24,784,732

	Net Other Assets and Liabilities: 7.79%	2,093,051	(b)

	Net Assets: 100.00%	$26,877,783

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Includes cash which is being held as collateral for potential transactions in futures contracts.

June 30, 2015	50	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Forward Tactical Enhanced Fund

	Value (Note 2)

Total Investments: 0.00% (Cost $0)	$0

Net Other Assets and Liabilities: 100.00%	21,863,938	(a)

Net Assets: 100.00%	$21,863,938

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-Mini S&P 500® Futures	Long	320	09/21/15	$32,870,400	$(316,389)
Total Futures Contracts				$32,870,400	$(316,389)

Investment Abbreviations:

S&P — Standard & Poor’s

See Notes to Financial Statements	51	June 30, 2015

Portfolio of Investments (Note 9) (Unaudited)

Forward Tactical Growth Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 50.63%
1,690,192	SPDR® S&P 500® ETF Trust	$347,926,023

	Total Exchange-Traded Funds (Cost $338,340,309)	347,926,023

	Total Investments: 50.63% (Cost $338,340,309)	347,926,023

	Net Other Assets and Liabilities: 49.37%	339,272,681

	Net Assets: 100.00%	$687,198,704

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

June 30, 2015	52	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

Agency Pass-Through Securities: 14.45%
Federal Home Loan Mortgage Corporation (FHLMC): 1.44%

$212,693	FHLMC 0.415%, 09/01/37(a)	$217,797

193,000	0.415%, 09/01/37(a)	197,568

3,604	1.942%, 12/01/30(a)	3,755

9,825	2.033%, 01/01/23(a)	10,485

1,475	2.166%, 01/01/26(a)	1,564

8,383	2.176%, 06/01/36(a)	8,896

321	2.310%, 03/01/17(a)	322

34,025	2.424%, 08/01/36(a)	36,433

62,988	2.495%, 10/01/30(a)	65,453

4,617	3.133%, 11/01/19(a)	4,684

62,564	6.045%, 10/01/37(a)	65,951

		612,908

Federal National Mortgage Association (FNMA): 11.97%

4,933	FNMA 1.016%, 01/01/21(a)	5,004

23,648	1.336%, 10/01/44(a)	24,283

164,143	1.375%, 01/01/21(a)	169,065

1,554	1.512%, 09/01/33(a)	1,628

78,058	1.536%, 06/01/40(a)	81,712

20,571	1.536%, 10/01/40(a)	21,183

19,050	1.536%, 06/01/40(a)	19,879

2,057	1.596%, 11/01/33(a)	2,164

6,610	1.610%, 03/01/28(a)	6,872

4,813	1.621%, 11/01/33(a)	5,030

333,169	1.687%, 07/01/34(a)	354,575

132,800	1.784%, 03/01/34(a)	139,305

723	1.828%, 01/01/17(a)	727

7,896	1.846%, 12/01/24(a)	8,230

41,810	1.850%, 10/01/32(a)	44,349

87,898	1.885%, 02/01/33(a)	92,302

6,626	1.910%, 03/01/35(a)	6,971

15,388	1.917%, 08/01/35(a)	16,269

8,674	1.920%, 04/01/33(a)	9,114

90,393	1.925%, 05/01/33(a)	94,915

Principal Amount		Value (Note 2)

$ 14,049	1.948%, 05/01/19(a)	$14,314

39,772	1.948%, 08/01/33(a)	41,886

147	1.950%, 07/01/17(a)	151

77,019	1.950%, 06/01/32(a)	78,943

239	1.950%, 10/01/16(a)	242

21,293	1.964%, 07/01/34(a)	22,763

2,625	1.965%, 04/01/18(a)	2,767

146,619	1.990%, 05/01/34(a)	153,971

27,137	2.019%, 08/01/33(a)	28,390

80,844	2.019%, 03/01/37(a)	84,677

53,987	2.041%, 11/01/35(a)	56,859

3,684	2.059%, 08/01/29(a)	3,899

16,141	2.061%, 06/01/19(a)	16,825

20,977	2.082%, 01/01/36(a)	22,066

395,002	2.084%, 01/01/35(a)	419,471

227,700	2.107%, 11/01/35(a)	239,119

25,026	2.122%, 11/01/35(a)	26,349

8,526	2.130%, 04/01/23(a)	8,882

40,890	2.132%, 11/01/17(a)	41,700

184,681	2.139%, 11/01/35(a)	194,437

175,095	2.148%, 03/01/34(a)	186,310

142,306	2.186%, 07/01/33(a)	151,523

24,915	2.186%, 11/01/35(a)	26,583

14,974	2.190%, 12/01/26(a)	15,667

5,074	2.202%, 04/01/18(a)	5,285

23,503	2.209%, 01/01/33(a)	25,041

30,058	2.216%, 02/01/25(a)	32,005

471,136	2.273%, 12/01/39(a)	501,350

36,027	2.287%, 07/01/36(a)	38,123

1,050	2.289%, 07/01/25(a)	1,096

12,337	2.307%, 08/01/36(a)	13,092

18,248	2.330%, 09/01/33(a)	19,045

17,439	2.330%, 12/01/29(a)	18,191

26,491	2.340%, 02/01/34(a)	27,590

8,106	2.341%, 06/01/32(a)	8,546

See Notes to Financial Statements	53	June 30, 2015

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 11.97%

$ 386,867	2.342%, 09/01/31(a)	$413,505

666	2.354%, 03/01/30(a)	709

7,619	2.357%, 08/01/36(a)	8,151

31,888	2.366%, 01/01/33(a)	32,990

12,088	2.382%, 01/01/21(a)	12,857

17,339	2.393%, 11/01/29(a)	18,489

27,491	2.402%, 08/01/34(a)	28,614

1,756	2.414%, 05/01/33(a)	1,859

32,747	2.423%, 04/01/37(a)	34,763

21,141	2.429%, 08/01/25(a)	22,582

2,818	2.450%, 01/01/17(a)	2,827

8,255	2.460%, 04/01/36(a)	8,862

4,997	2.528%, 07/01/28(a)	5,248

44,960	2.529%, 11/01/29(a)	47,570

6,233	2.539%, 09/01/33(a)	6,626

34,998	2.610%, 02/01/26(a)	36,660

69,355	2.626%, 05/01/34(a)	73,483

29,780	2.651%, 09/01/30(a)	31,809

513	2.690%, 06/01/19(a)	513

43,510	2.956%, 11/01/36(a)	45,720

3,362	3.180%, 03/01/25(a)	3,382

14	3.330%, 05/01/18(a)	14

948	3.536%, 08/01/26(a)	1,004

5,888	3.700%, 07/01/17(a)	6,113

81,287	3.939%, 05/01/36(a)	85,180

3,247	4.582%, 04/01/29(a)	3,349

272	4.683%, 12/01/26(a)	286

3,810	4.863%, 03/01/27(a)	3,940

461,237	5.000%, 01/01/40	511,078

80	6.500%, 07/01/17	80

7,097	6.750%, 12/01/16(a)	7,149

802	7.365%, 08/01/20(a)	801

		5,086,948

Principal Amount		Value (Note 2)

Government National Mortgage Association (GNMA): 1.04%

$ 416,237	GNMA 3.500%, 09/20/28	$439,278

	Total Agency Pass-Through Securities (Cost $6,018,894)	6,139,134

Asset-Backed Securities: 2.82%

250,000	American Express Credit Account Master Trust, Series 2014-2, Class A 1.260%, 01/15/20	250,406

250,000	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2 0.836%, 08/16/21(a)(b)	251,226

397,648	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3 0.840%, 11/15/17	397,823

300,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4 1.450%, 09/21/20	300,265

	Total Asset-Backed Securities (Cost $1,197,535)	1,199,720

Collateralized Mortgage Obligations: 5.52%
Collateralized Mortgage Obligations-Other: 1.71%

243,093	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR 9.192%, 05/14/17(a)(b)	256,403

195,608	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 1A1 5.500%, 09/25/33	204,044

262,699	JP Morgan Mortgage Trust, Series 2004-A5, Class 2A1 2.281%, 12/25/34(a)	264,418

		724,865

Federal Home Loan Mortgage Corporation (FHLMC): 3.29%

377,067	FHLMC, REMICS 3.000%, 08/15/40	394,143

515,411	3.500%, 04/15/40	546,099

150,419	4.500%, 08/15/20	158,094

292,486	FHLMC, STRIP 3.500%, 07/15/42	300,774

		1,399,110

June 30, 2015	54	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA): 0.52%

$ 206,791	FNMA, REMICS 4.500%, 10/25/39	$222,162

	Total Collateralized Mortgage Obligations (Cost $2,311,728)	2,346,137

Corporate Bonds: 15.29%
Basic Materials: 0.76%

300,000	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes 5.400%, 03/29/17	322,715

Consumer Cyclical: 1.78%

750,000	Daimler Finance North America Llc, Sr. Unsec. Notes 1.138%, 08/01/18(a)(b)	756,935

Consumer Noncyclical: 3.50%

500,000	Amgen, Inc., Sr. Unsec. Notes 2.500%, 11/15/16	509,459

500,000	Bottling Group Llc, Sr. Unsec. Notes 5.500%, 04/01/16	519,057

445,000	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes 2.625%, 05/01/17	458,573

		1,487,089

Financials: 7.29%

360,000	American Express Credit Corp., Sr. Unsec. Notes 0.836%, 03/18/19(a)	358,977

320,000	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes 2.450%, 12/15/15	322,780

382,000	Macquarie Group, Ltd., Sr. Unsec. Notes 1.278%, 01/31/17(a)(b)	383,925

1,554,000	National City Bank, Sub. Notes 0.649%, 06/07/17(a)	1,547,077

500,000	Skyway Concession Co., Llc, Sec. Notes 0.562%, 06/30/17(a)(b)	483,125

		3,095,884

Industrials: 0.79%

325,000	Honeywell International, Inc., Sr. Unsec. Notes 5.400%, 03/15/16	335,569

Principal Amount		Value (Note 2)

Telecommunication Services: 1.17%

$ 500,000	AT&T, Inc., Sr. Unsec. Notes 0.665%, 02/12/16(a)	$499,340

	Total Corporate Bonds (Cost $6,466,297)	6,497,532

Municipal Bonds: 18.96%
275,000	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project 2.199%, 10/01/19	277,326

500,000	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B 1.140%, 03/01/16	502,535

50,000	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B 1.086%, 05/15/17	50,068

500,000	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B 1.070%, 04/01/16	499,715

750,000	Colorado Housing & Finance Authority, Single Family Mortgage Revenue Bonds, Class I, Series A 1.473%, 05/01/18	753,847

500,000	1.623%, 11/01/18	503,000

750,000	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B 0.895%, 12/01/16	751,485

250,000	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B 1.282%, 12/01/16	252,827

600,000	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B 1.053%, 06/01/17	601,140

250,000	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B 1.233%, 06/15/16	249,898

500,000	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F 1.650%, 03/15/18	503,990

See Notes to Financial Statements	55	June 30, 2015

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

Municipal Bonds (continued): 18.96%
$ 250,000	North Texas Tollway Authority, First Tier Variable Revenue Refunding Bonds, Series A 0.870%, 01/01/50(a)	$250,160

750,000	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B 1.861%, 11/01/18	757,103

300,000	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B 3.000%, 02/15/17	308,565

250,000	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B 0.948%, 02/01/16	249,648

430,000	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T 2.080%, 10/01/17	434,210

400,000	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes — Direct Pay), Series B 4.376%, 11/01/21	438,428

170,000	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A 2.800%, 03/01/36	170,015

500,000	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds 1.700%, 02/01/17	500,220

	Total Municipal Bonds (Cost $8,015,906)	8,054,180

Principal Amount		Value (Note 2)

U.S. Treasury Bonds & Notes: 14.36%
$ 3,500,000	U.S. Treasury Notes 0.875%, 05/15/17	$3,515,586

2,500,000	2.375%, 07/31/17	2,586,522

	Total U.S. Treasury Bonds & Notes (Cost $6,086,974)	6,102,108

	Total Investments: 71.40% (Cost $30,097,334)	30,338,811

	Net Other Assets and Liabilities: 28.60%	12,155,247	(c)

	Net Assets: 100.00%	$42,494,058

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,131,614, representing 5.02% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund (Pays)/Receives	Fund (Pays)/Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	(105 Bps)	Total Return	07/06/15	$44,241,716	$(95,536)
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	(Total Return)	07/06/15	(1,300,000)	7,405
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	(Total Return)	07/06/15	(400,000)	9,593
Total of Total Return Swap Contracts					$42,541,716	$(78,538)

June 30, 2015	56	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Investment Abbreviations:

Bps — Basis Points

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	57	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund
Assets:
Investments, at value	$97,651,433	$30,788,867	$337,233,698
Cash	268,034	16,097,082	21,547,694
Foreign currency, at value (Cost $—, $20,393 and $—, respectively)	—	20,469	—
Deposit with broker for futures contracts	311,646	3,863,300	—
Variation margin receivable	2,813	—	—
Receivable for investments sold	2,909,883	1,254,859	4,867,664
Receivable for shares sold	81,796	327,573	347,626
Receivable due from broker	—	—	300,001
Interest and dividends receivable	1,622,208	169,578	5,544,634
Other assets	40,650	21,244	42,931

Total Assets	102,888,463	52,542,972	369,884,248

Liabilities:
Payable on loan (Note 2)	—	—	36,048,790
Payable for interest due on loan (Note 2)	—	—	2,777
Variation margin payable	—	117,950	—
Payable for investments purchased	839,443	2,164,562	—
Payable for shares redeemed	564,742	22,174	417,894
Payable to advisor	97,566	24,130	196,191
Payable for distribution and service fees	31,684	7,532	100,001
Payable to trustees	235	65	734
Payable for chief compliance officer fee	730	13	2,094
Payable for legal and audit fees	31,681	10,474	39,110
Accrued expenses and other liabilities	30,232	2,791	97,953

Total Liabilities	1,596,313	2,349,691	36,905,544

Net Assets	$101,292,150	$50,193,281	$332,978,704

Net Assets Consist of:
Paid-in capital	$194,211,005	$52,085,927	$384,892,110
Accumulated net investment income	39,173	98,955	542,095
Accumulated net realized loss on investments, securities sold short, futures contracts, swap contracts and foreign currency transactions	(93,668,840)	(2,459,270)	(31,539,985)
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	710,812	467,669	(20,915,516)

Total Net Assets	$101,292,150	$50,193,281	$332,978,704

Investments, At Cost	$97,032,186	$30,193,040	$358,146,141

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$7.41	$25.59	$8.58
Net Assets	$65,398,785	$1,109,611	$284,943,466
Shares of beneficial interest outstanding	8,830,416	43,357	33,225,017
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.35	$25.59	$8.51
Net Assets	$19,437,845	$36,769,269	$42,685,774
Shares of beneficial interest outstanding	2,646,114	1,436,883	5,013,514

June 30, 2015	58	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Credit Analysis Long/Short Fund (continued)	Forward Dynamic Income Fund (continued)	Forward EM Corporate Debt Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$7.37	$25.55	—
Net Assets	$4,361,567	$12,314,401	—
Shares of beneficial interest outstanding	591,669	481,941	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$7.82	$27.11	—
Class C:
Net Asset Value, offering and redemption price per share	$7.41	—	$8.61
Net Assets	$6,052,460	—	$2,376,820
Shares of beneficial interest outstanding	816,248	—	276,128
Advisor Class:
Net Asset Value, offering and redemption price per share	$7.35	—	$8.50
Net Assets	$6,041,493	—	$2,972,644
Shares of beneficial interest outstanding	822,132	—	349,600

See Notes to Financial Statements	59	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Emerging Markets Fund	Forward Global Dividend Fund	Forward International Dividend Fund
Assets:
Investments, at value	$9,939,866	$12,148,847	$310,512,998
Cash	1,541,103	278,613	5,443,695
Foreign currency, at value (Cost $33,774, $9,105 and $1,765,281, respectively)	33,695	9,109	1,759,777
Deposit with broker for futures contracts	411,782	—	297,678
Receivable for investments sold	585	67,402	8,424,189
Receivable for shares sold	5,801	—	354,282
Receivable due from custodian	626	7,735	148,904
Interest and dividends receivable	48,107	48,370	2,217,599
Other assets	21,558	18,151	46,533

Total Assets	12,003,123	12,578,227	329,205,655

Liabilities:
Payable on loan (Note 2)	—	—	30,235,446
Payable for interest due on loan (Note 2)	—	—	5,192
Variation margin payable	7,753	—	146,632
Payable for investments purchased	67,910	—	7,206,166
Payable for shares redeemed	13,076	—	13,439,954
Payable to advisor	2,355	194	171,338
Payable for distribution and service fees	1,508	5,206	58,400
Payable to trustees	29	35	598
Payable for chief compliance officer fee	62	90	1,739
Payable for legal and audit fees	18,782	17,981	25,258
Accrued expenses and other liabilities	8,132	5,213	66,361

Total Liabilities	119,607	28,719	51,357,084

Net Assets	$11,883,516	$12,549,508	$277,848,571

Net Assets Consist of:
Paid-in capital	$12,923,135	$10,679,593	$298,070,392
Accumulated net investment income/(loss)	67,348	(21,834)	(2,394,167)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(1,359,917)	(38,345)	(30,081,586)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	252,950	1,930,094	12,253,932

Total Net Assets	$11,883,516	$12,549,508	$277,848,571

Investments, At Cost	$9,678,174	$10,217,505	$298,052,959

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$10.30	$11.40	$8.90
Net Assets	$3,332,623	$247,924	$116,026,034
Shares of beneficial interest outstanding	323,436	21,755	13,037,631
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.46	$11.22	$7.33
Net Assets	$7,638,063	$1,404,833	$104,702,732
Shares of beneficial interest outstanding	730,375	125,154	14,289,429

June 30, 2015	60	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Emerging Markets Fund (continued)	Forward Global Dividend Fund (continued)	Forward International Dividend Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$11.40	$8.90
Net Assets	—	$10,896,751	$4,987,684
Shares of beneficial interest outstanding	—	955,834	560,524
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$12.10	$9.44
Class C:
Net Asset Value, offering and redemption price per share	—	—	$8.88
Net Assets	—	—	$11,633,205
Shares of beneficial interest outstanding	—	—	1,310,564
Advisor Class:
Net Asset Value, offering and redemption price per share	$10.76	—	$7.33
Net Assets	$912,830	—	$40,498,916
Shares of beneficial interest outstanding	84,871	—	5,528,029

See Notes to Financial Statements	61	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward International Small Companies Fund	Forward Select EM Dividend Fund	Forward Small Cap Equity Fund
Assets:
Investments in affiliates, at value	$—	$—	$350,051
Investments, at value	176,329,323	62,726,614	24,434,681
Cash	4,910,038	2,106,364	1,441,961
Foreign currency, at value (Cost $83,244, $552,046 and $—, respectively)	82,753	547,561	—
Deposit with broker for futures contracts	—	142,049	690,615
Receivable for investments sold	406,957	1,156,307	—
Receivable for shares sold	93,941	99,983	—
Receivable due from custodian	375	6,964	—
Interest and dividends receivable	391,901	413,022	1,803
Other assets	27,734	38,127	92,968

Total Assets	182,243,022	67,236,991	27,012,079

Liabilities:
Payable on loan (Note 2)	—	5,601,285	—
Payable for interest due on loan (Note 2)	—	431	—
Variation margin payable	—	11,445	—
Payable for investments purchased	121,270	1,033,202	—
Payable for shares redeemed	146,878	92,280	96,419
Payable to advisor	145,037	43,184	10,025
Payable for distribution and service fees	17,411	15,437	7,288
Payable to trustees	368	148	95
Payable for chief compliance officer fee	866	206	119
Payable for legal and audit fees	32,001	18,560	9,062
Accrued expenses and other liabilities	45,304	37,045	11,288

Total Liabilities	509,135	6,853,223	134,296

Net Assets	$181,733,887	$60,383,768	$26,877,783

Net Assets Consist of:
Paid-in capital	$343,490,752	$74,724,507	$50,445,609
Accumulated net investment income/(loss)	(798,025)	225,885	(93,267)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(194,589,549)	(14,459,025)	(24,669,261)
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	33,630,709	(107,599)	1,194,702

Total Net Assets	$181,733,887	$60,383,768	$26,877,783

Investments in Affiliates, At Cost	—	—	$350,051

Investments, At Cost	$142,694,663	$62,811,992	$23,239,979

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$17.86	$19.48	$23.01
Net Assets	$33,694,953	$40,672,801	$20,594,455
Shares of beneficial interest outstanding	1,886,426	2,088,279	895,030
Institutional Class:
Net Asset Value, offering and redemption price per share	$17.86	$19.48	$24.34
Net Assets	$144,984,720	$16,815,231	$3,717,143
Shares of beneficial interest outstanding	8,116,697	863,127	152,740

June 30, 2015	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward International Small Companies Fund (continued)	Forward Select EM Dividend Fund (continued)	Forward Small Cap Equity Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	—	$19.44	—
Net Assets	—	$1,662,684	—
Shares of beneficial interest outstanding	—	85,537	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$17.87	$19.47	$24.21
Net Assets	$3,054,214	$1,233,052	$2,566,185
Shares of beneficial interest outstanding	170,866	63,332	105,980

See Notes to Financial Statements	63	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund
Assets:
Investments, at value	$—	$347,926,023
Cash	19,740,878	275,091,921
Deposit with broker for futures contracts	2,438,854	—
Receivable for investments sold	—	68,746,885
Receivable for shares sold	17,308	408,130
Interest and dividends receivable	—	2,932,565
Other assets	26,778	62,944

Total Assets	22,223,818	695,168,468

Liabilities:
Variation margin payable	316,389	—
Payable for shares redeemed	—	6,944,073
Payable to advisor	11,874	671,298
Payable for distribution and service fees	5,108	156,583
Payable to trustees	526	1,596
Payable for chief compliance officer fee	305	4,794
Payable for legal and audit fees	15,095	46,961
Accrued expenses and other liabilities	10,583	144,459

Total Liabilities	359,880	7,969,764

Net Assets	$21,863,938	$687,198,704

Net Assets Consist of:
Paid-in capital	$25,082,266	$680,930,564
Accumulated net investment loss	(200,088)	(1,678,766)
Accumulated net realized loss on investments, written option contracts and futures contracts	(2,701,851)	(1,638,808)
Net unrealized appreciation/(depreciation) on investments and futures contracts	(316,389)	9,585,714

Total Net Assets	$21,863,938	$687,198,704

Investments, At Cost	$—	$338,340,309

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$22.49	$25.05
Net Assets	$10,548,131	$118,611,071
Shares of beneficial interest outstanding	469,103	4,734,117
Institutional Class:
Net Asset Value, offering and redemption price per share	$22.80	$25.58
Net Assets	$9,475,757	$41,094,098
Shares of beneficial interest outstanding	415,547	1,606,348
Class A:
Net Asset Value, offering and redemption price per share	$22.34	$24.79
Net Assets	$482,997	$51,527,364
Shares of beneficial interest outstanding	21,623	2,078,421
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.70	$26.30
Class C:
Net Asset Value, offering and redemption price per share	$21.94	$24.08
Net Assets	$1,109,203	$67,272,295
Shares of beneficial interest outstanding	50,545	2,793,374

June 30, 2015	64	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Tactical Enhanced Fund (continued)	Forward Tactical Growth Fund (continued)
Advisor Class:
Net Asset Value, offering and redemption price per share	$22.73	$25.57
Net Assets	$247,850	$408,693,876
Shares of beneficial interest outstanding	10,903	15,982,733

See Notes to Financial Statements	65	June 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Forward Commodity Long/Short Strategy Fund
Assets:
Investments, at value	$30,338,811
Cash	7,307,659
Deposit with broker for swap contracts	4,954,080
Unrealized gain on swap contracts	16,998
Receivable for investments sold	3,625
Receivable for shares sold	944,819
Interest and dividends receivable	103,950
Other assets	27,807

Total Assets	43,697,749

Liabilities:
Unrealized loss on swap contracts	95,536
Payable for swap contract payments	32,432
Payable for investments purchased	900,000
Payable for shares redeemed	57,939
Payable to advisor	35,792
Payable for distribution and service fees	9,028
Payable to trustees	717
Payable for chief compliance officer fee	522
Payable for legal and audit fees	39,033
Accrued expenses and other liabilities	32,692

Total Liabilities	1,203,691

Net Assets	$42,494,058

Net Assets Consist of:
Paid-in capital	$44,879,928
Accumulated net investment loss	(234,641)
Accumulated net realized loss on investments and swap contracts	(2,314,168)
Net unrealized appreciation on investments and swap contracts	162,939

Total Net Assets	$42,494,058

Investments, At Cost	$30,097,334

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$18.64
Net Assets	$17,042,269
Shares of beneficial interest outstanding	914,358
Institutional Class:
Net Asset Value, offering and redemption price per share	$18.86
Net Assets	$8,898,474
Shares of beneficial interest outstanding	471,926
Class C:
Net Asset Value, offering and redemption price per share	$18.31
Net Assets	$2,417,427
Shares of beneficial interest outstanding	131,999

June 30, 2015	66	See Notes to Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)

Forward Commodity Long/Short Strategy Fund (continued)
Advisor Class:
Net Asset Value, offering and redemption price per share	$18.77
Net Assets	$11,059,645
Shares of beneficial interest outstanding	589,257
Class Z:
Net Asset Value, offering and redemption price per share	$18.86
Net Assets	$3,076,243
Shares of beneficial interest outstanding	163,152

See Notes to Financial Statements	67	June 30, 2015

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund
Investment Income:
Interest	$2,780,794	$29,733	$14,509,526
Dividends	—	2,128,831	—
Foreign taxes withheld	—	(53,137)	—

Total Investment Income	2,780,794	2,105,427	14,509,526

Expenses:
Investment advisory fee	652,394	198,422	1,246,279
Administration fee	39,886	16,339	101,311
Custodian fee	1,812	4,099	16,693
Legal and audit fees	39,309	17,659	55,823
Transfer agent fee	37,835	8,181	204,826
Trustees’ fees and expenses	9,055	4,607	26,775
Registration/filing fees	37,531	16,638	28,809
Reports to shareholder and printing fees	5,004	4,652	31,104
Recoupment of past waived fees by advisor (Note 3)	58,350	—	—
Distribution and service fees
Investor Class	164,037	1,881	617,428
Institutional Class	6,958	9,538	10,559
Class A	11,619	28,912	—
Class C	41,053	—	11,002
Advisor Class	4,097	—	1,465
Chief compliance officer fee	4,510	1,523	12,524
ReFlow fees (Note 2)	—	—	403
Interest on loan	—	—	198,610
Other	4,015	1,681	13,059

Total expenses before waiver	1,117,465	314,132	2,576,670
Less fees waived/reimbursed by investment advisor (Note 3)	—	(40,655)	—

Total Net Expenses	1,117,465	273,477	2,576,670

Net Investment Income:	1,663,329	1,831,950	11,932,856

Net realized loss on investments	(227,612)	(1,293,246)	(13,032,443)
Net realized loss on securities sold short	(41,016)	—	—
Net realized gain/(loss) on futures contracts	627,780	(957,341)	—
Net realized loss on swap contracts	—	—	(257,722)
Net realized gain/(loss) on foreign currency	—	20,596	(11,821)
Net change in unrealized appreciation/(depreciation) on investments	(2,528,404)	379,508	5,203,246
Net change in unrealized appreciation/(depreciation) on futures contracts	390,287	(114,653)	—
Net change in unrealized appreciation on swap contracts	—	—	278,148
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	—	(9,584)	13,248

Net Realized and Unrealized Loss on Investments, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Translations	(1,778,965)	(1,974,720)	(7,807,344)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(115,636)	$(142,770)	$4,125,512

June 30, 2015	68	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Emerging Markets Fund	Forward Global Dividend Fund	Forward International Dividend Fund
Investment Income:
Interest	$371	$6,895	$885,563
Dividends	252,058	314,795	11,549,632
Foreign taxes withheld	(22,638)	(21,460)	(897,680)

Total Investment Income	229,791	300,230	11,537,515

Expenses:
Investment advisory fee	63,595	53,673	1,222,573
Administration fee	10,956	11,400	86,188
Custodian fee	5,759	2,637	48,664
Legal and audit fees	18,590	17,470	44,249
Transfer agent fee	5,761	3,996	46,104
Trustees’ fees and expenses	942	1,010	23,190
Registration/filing fees	17,293	17,398	38,760
Reports to shareholder and printing fees	3,882	1,767	15,982
Distribution and service fees
Investor Class	7,170	533	218,004
Institutional Class	1,850	397	24,321
Class A	—	31,803	13,339
Class C	—	—	56,184
Advisor Class	564	—	35,293
Chief compliance officer fee	416	483	10,379
ReFlow fees (Note 2)	144	—	—
Interest on loan	—	—	178,726
Other	2,987	3,439	19,502

Total expenses before waiver	139,909	146,006	2,081,458
Less fees waived/reimbursed by investment advisor (Note 3)	(49,164)	(50,208)	(178,791)

Total Net Expenses	90,745	95,798	1,902,667

Net Investment Income:	139,046	204,432	9,634,848

Net realized loss on investments	(234,611)	(69,590)	(13,908,692)
Net realized gain on futures contracts	111,782	—	963,305
Net realized loss on foreign currency	(26,167)	(4,795)	(188,051)
Net change in unrealized appreciation on investments	133,658	288,344	14,361,014
Net change in unrealized depreciation on futures contracts	(7,753)	—	(109,698)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	291	(447)	1,856

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	(22,800)	213,512	1,119,734

Net Increase in Net Assets Resulting From Operations	$116,246	$417,944	$10,754,582

See Notes to Financial Statements	69	June 30, 2015

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward International Small Companies Fund	Forward Select EM Dividend Fund	Forward Small Cap Equity Fund
Investment Income:
Interest	$2,034	$148,544	$—
Dividends	2,568,783	1,705,217	102,556
Dividends from affiliated investment company shares	—	—	18
Foreign taxes withheld	(270,858)	(146,521)	—

Total Investment Income	2,299,959	1,707,240	102,574

Expenses:
Investment advisory fee	870,110	270,253	118,012
Administration fee	65,036	23,320	13,309
Custodian fee	15,832	34,887	782
Legal and audit fees	40,225	20,355	9,106
Transfer agent fee	55,310	11,027	20,920
Trustees’ fees and expenses	13,772	3,889	2,166
Registration/filing fees	20,076	28,938	27,358
Reports to shareholder and printing fees	19,749	4,744	9,701
Distribution and service fees
Investor Class	61,421	61,035	42,330
Institutional Class	35,106	3,937	994
Class C	—	8,393	—
Advisor Class	1,444	597	1,314
Chief compliance officer fee	5,884	1,570	931
Interest on loan	—	46,160	—
Other	11,005	6,268	1,750

Total expenses before waiver	1,214,970	525,373	248,673
Less fees waived/reimbursed by investment advisor (Note 3)	(38,063)	(76,050)	(52,693)
Affiliated management fee waiver (Note 2)	—	—	(139)

Total Net Expenses	1,176,907	449,323	195,841

Net Investment Income/(Loss):	1,123,052	1,257,917	(93,267)

Net realized gain/(loss) on investments	8,715,134	(4,013,132)	2,638,147
Net realized gain/(loss) on futures contracts	—	(57,951)	97,611
Net realized loss on foreign currency	(56,110)	(138,859)	—
Net change in unrealized appreciation/(depreciation) on investments	10,935,728	2,780,845	(1,806,434)
Net change in unrealized depreciation on futures contracts	—	(11,445)	(20,074)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	1,375	(5,541)	—

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	19,596,127	(1,446,083)	909,250

Net Increase/(Decrease) in Net Assets Resulting From Operations	$20,719,179	$(188,166)	$815,983

June 30, 2015	70	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund
Investment Income:
Interest	$—	$103,007
Dividends	6,783	4,382,379

Total Investment Income	6,783	4,485,386

Expenses:
Investment advisory fee	146,782	4,375,417
Administration fee	11,636	186,126
Custodian fee	1,079	5,987
Legal and audit fees	14,930	91,372
Transfer agent fee	20,664	257,501
Trustees’ fees and expenses	1,868	55,939
Registration/filing fees	23,725	44,205
Reports to shareholder and printing fees	3,537	67,343
Distribution and service fees
Investor Class	24,184	246,394
Institutional Class	2,607	11,464
Class A	1,944	154,274
Class C	6,613	378,777
Advisor Class	490	229,792
Chief compliance officer fee	1,024	27,185
Other	3,961	32,376

Total expenses before waiver	265,044	6,164,152
Less fees waived/reimbursed by investment advisor (Note 3)	(58,173)	—

Total Net Expenses	206,871	6,164,152

Net Investment Loss:	(200,088)	(1,678,766)

Net realized gain/(loss) on investments	60,560	(1,938,886)
Net realized gain on written option contracts	—	291,250
Net realized loss on futures contracts	(706,589)	—
Net change in unrealized depreciation on investments	(514,689)	(12,220,104)
Net change in unrealized appreciation on written option contracts	—	1,193,750
Net change in unrealized depreciation on futures contracts	(316,389)	—

Net Realized and Unrealized Loss on Investments, Written Option Contracts and Futures Contracts	(1,477,107)	(12,673,990)

Net Decrease in Net Assets Resulting From Operations	$(1,677,195)	$(14,352,756)

See Notes to Financial Statements	71	June 30, 2015

Consolidated Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Forward Commodity Long/Short Strategy Fund
Investment Income:
Interest	$260,910

Total Investment Income	260,910

Expenses:
Investment advisory fee	255,397
Administration fee	60,643
Custodian fee	1,397
Legal and audit fees	43,304
Transfer agent fee	29,198
Trustees’ fees and expenses	3,746
Registration/filing fees	23,510
Reports to shareholder and printing fees	11,351
Distribution and service fees
Investor Class	35,704
Institutional Class	3,487
Class C	14,964
Advisor Class	6,429
Chief compliance officer fee	2,005
Other	4,416

Total expenses	495,551

Net Investment Loss:	(234,641)

Net realized gain on investments	30,399
Net realized loss on swap contracts	(1,778,252)
Net change in unrealized depreciation on investments	(15,153)
Net change in unrealized depreciation on swap contracts	(4,358,560)

Net Realized and Unrealized Loss on Investments and Swap Contracts	(6,121,566)

Net Decrease in Net Assets Resulting From Operations	$(6,356,207)

June 30, 2015	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Credit Analysis Long/Short Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$1,663,329	$2,760,408
Net realized gain/(loss) on investments	(227,612)	2,851,219
Net realized loss on securities sold short	(41,016)	—
Net realized gain/(loss) on futures contracts	627,780	(1,024,852)
Net realized gain on swap contracts	—	16,947
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(2,138,117)	5,588,820

Net increase/(decrease) in net assets resulting from operations	(115,636)	10,192,542

Distributions to Shareholders:
From net investment income
Investor Class	(1,013,577)	(1,557,458)
Institutional Class	(419,322)	(605,208)
Class A	(58,532)	(110,214)
Class C	(76,186)	(214,352)
Advisor Class	(109,618)	(293,274)

Total distributions	(1,677,235)	(2,780,506)

Share Transactions:
Investor Class
Proceeds from sale of shares	53,735,606	86,061,020
Issued to shareholders in reinvestment of distributions	567,782	1,115,804
Cost of shares redeemed	(46,666,124)	(87,770,451)

Net increase/(decrease) from share transactions	7,637,264	(593,627)

Institutional Class
Proceeds from sale of shares	27,566,406	39,336,855
Issued to shareholders in reinvestment of distributions	293,362	474,598
Cost of shares redeemed	(27,340,624)	(65,881,004)

Net increase/(decrease) from share transactions	519,144	(26,069,551)

Class A
Proceeds from sale of shares	451,695	2,054,487
Issued to shareholders in reinvestment of distributions	46,491	64,227
Cost of shares redeemed	(305,424)	(2,743,250)

Net increase/(decrease) from share transactions	192,762	(624,536)

Class C
Proceeds from sale of shares	368,727	3,843,320
Issued to shareholders in reinvestment of distributions	46,673	141,844
Cost of shares redeemed	(3,754,041)	(5,898,377)

Net decrease from share transactions	(3,338,641)	(1,913,213)

Advisor Class
Proceeds from sale of shares	1,629,219	11,050,560
Issued to shareholders in reinvestment of distributions	40,010	116,841
Cost of shares redeemed	(5,675,746)	(13,434,525)

Net decrease from share transactions	(4,006,517)	(2,267,124)

Net decrease in net assets	$(788,859)	$(24,056,015)

See Notes to Financial Statements	73	June 30, 2015

Statement of Changes in Net Assets

	Forward Credit Analysis Long/Short Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Net Assets:
Beginning of period	102,081,009	126,137,024

End of period (including accumulated net investment income of $39,173 and $53,079, respectively)	$101,292,150	$102,081,009

Changes in Shares Outstanding:
Investor Class
Sold	7,119,191	11,622,870
Distributions reinvested	76,019	150,754
Redeemed	(6,218,294)	(11,804,674)

Net increase/(decrease) in shares outstanding	976,916	(31,050)

Institutional Class
Sold	3,675,106	5,402,538
Distributions reinvested	39,484	64,806
Redeemed	(3,671,161)	(9,041,668)

Net increase/(decrease) in shares outstanding	43,429	(3,574,324)

Class A
Sold	60,266	279,881
Distributions reinvested	6,256	8,689
Redeemed	(40,834)	(372,909)

Net increase/(decrease) in shares outstanding	25,688	(84,339)

Class C
Sold	48,829	517,770
Distributions reinvested	6,239	19,184
Redeemed	(499,493)	(795,490)

Net decrease in shares outstanding	(444,425)	(258,536)

Advisor Class
Sold	217,635	1,501,516
Distributions reinvested	5,396	15,859
Redeemed	(759,620)	(1,840,966)

Net decrease in shares outstanding	(536,589)	(323,591)

June 30, 2015	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Dynamic Income Fund
	Six Months Ended June 30, 2015 (Unaudited)(a)	Year Ended December 31, 2014
Operations:
Net investment income	$1,831,950	$779,330
Net realized gain/(loss) on investments	(1,293,246)	110,860
Net realized loss on futures contracts	(957,341)	(123,738)
Net realized gain/(loss) on foreign currency transactions	20,596	(34,270)
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	255,271	183,763

Net increase/(decrease) in net assets resulting from operations	(142,770)	915,945

Distributions to Shareholders:
From net investment income
Investor Class	(33,446)	—
Institutional Class	(1,365,228)	(652,508)
Class A	(359,027)	(82,250)
From net realized gains on investments
Institutional Class	—	(170,152)
Class A	—	(9,847)

Total distributions	(1,757,701)	(914,757)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,167,084	—
Issued to shareholders in reinvestment of distributions	1,880	—
Cost of shares redeemed	(19,323)	—

Net increase from share transactions	1,149,641	—

Institutional Class
Proceeds from sale of shares	13,671,327	27,218,053
Issued to shareholders in reinvestment of distributions	1,224,202	642,296
Cost of shares redeemed	(6,840,434)	(673,140)

Net increase from share transactions	8,055,095	27,187,209

Class A
Proceeds from sale of shares	5,006,592	8,267,473
Issued to shareholders in reinvestment of distributions	244,275	70,854
Cost of shares redeemed	(1,011,551)	(87,865)

Net increase from share transactions	4,239,316	8,250,462

Net increase in net assets	$11,543,581	$35,438,859

Net Assets:
Beginning of period	38,649,700	3,210,841

End of period (including accumulated net investment income of $98,955 and $24,706)	$50,193,281	$38,649,700

Changes in Shares Outstanding:
Investor Class
Sold	44,030	—
Distributions reinvested	72	—
Redeemed	(745)	—

Net increase in shares outstanding	43,357	—

See Notes to Financial Statements	75	June 30, 2015

Statement of Changes in Net Assets

	Forward Dynamic Income Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)(a)	Year Ended December 31, 2014
Institutional Class
Sold	517,345	1,016,932
Distributions reinvested	46,976	24,192
Redeemed	(263,155)	(25,221)

Net increase in shares outstanding	301,166	1,015,903

Class A
Sold	191,491	311,536
Distributions reinvested	9,396	2,681
Redeemed	(38,803)	(3,334)

Net increase in shares outstanding	162,084	310,883

(a) The Forward Dynamic Income Fund began offering Investor Class shares on January 2, 2015.

June 30, 2015	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward EM Corporate Debt Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Operations:
Net investment income	$11,932,856	$27,782,999
Net realized loss on investments	(13,032,443)	(12,627,165)
Net realized loss on futures contracts	—	(579,594)
Net realized gain/(loss) on swap contracts	(257,722)	411,591
Net realized loss on foreign currency transactions	(11,821)	(4,158,665)
Net change in unrealized appreciation/(depreciation) on investments, swap contracts and translation of assets and liabilities in foreign currencies	5,494,642	(16,536,629)

Net increase/(decrease) in net assets resulting from operations	4,125,512	(5,707,463)

Distributions to Shareholders:
From net investment income
Investor Class	(9,527,716)	(21,436,611)
Institutional Class	(1,498,988)	(2,696,292)
Class C	(68,597)	(126,541)
Advisor Class	(101,916)	(154,381)

Total distributions	(11,197,217)	(24,413,825)

Share Transactions:
Investor Class
Proceeds from sale of shares	47,105,633	163,039,100
Issued to shareholders in reinvestment of distributions	7,166,045	15,415,530
Cost of shares redeemed	(109,956,836)	(109,577,152)

Net increase/(decrease) from share transactions	(55,685,158)	68,877,478

Institutional Class
Proceeds from sale of shares	11,390,327	39,659,809
Issued to shareholders in reinvestment of distributions	966,364	1,450,759
Cost of shares redeemed	(10,367,831)	(31,095,431)

Net increase from share transactions	1,988,860	10,015,137

Class C
Proceeds from sale of shares	343,800	677,485
Issued to shareholders in reinvestment of distributions	66,372	94,021
Cost of shares redeemed	(147,322)	(360,415)

Net increase from share transactions	262,850	411,091

Advisor Class
Proceeds from sale of shares	41,891	3,154,481
Issued to shareholders in reinvestment of distributions	101,651	103,667
Cost of shares redeemed	(53,004)	(113,565)

Net increase from share transactions	90,538	3,144,583

Net increase/(decrease) in net assets	$(60,414,615)	$52,327,001

Net Assets:
Beginning of period	393,393,319	341,066,318

End of period (including accumulated net investment income/(loss) of $542,095 and $(193,544), respectively)	$332,978,704	$393,393,319

See Notes to Financial Statements	77	June 30, 2015

Statement of Changes in Net Assets

	Forward EM Corporate Debt Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Changes in Shares Outstanding:
Investor Class
Sold	5,415,951	17,345,249
Distributions reinvested	834,318	1,676,957
Redeemed	(12,625,345)	(11,737,050)

Net increase/(decrease) in shares outstanding	(6,375,076)	7,285,156

Institutional Class
Sold	1,317,777	4,221,193
Distributions reinvested	113,296	159,235
Redeemed	(1,196,853)	(3,345,224)

Net increase in shares outstanding	234,220	1,035,204

Class C
Sold	39,353	71,638
Distributions reinvested	7,695	10,241
Redeemed	(16,948)	(38,558)

Net increase in shares outstanding	30,100	43,321

Advisor Class
Sold	4,833	340,131
Distributions reinvested	11,939	11,585
Redeemed	(6,122)	(12,766)

Net increase in shares outstanding	10,650	338,950

(a) The Forward EM Corporate Debt Fund began offering Advisor Class shares on May 1, 2014.

June 30, 2015	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Emerging Markets Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$139,046	$179,475
Net realized gain/(loss) on investments	(234,611)	419,628
Net realized gain on futures contracts	111,782	17,658
Net realized loss on foreign currency transactions	(26,167)	(254,950)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	126,196	(551,606)

Net increase/(decrease) in net assets resulting from operations	116,246	(189,795)

Distributions to Shareholders:
From net investment income
Investor Class	—	(69,487)
Institutional Class	—	(140,997)
Advisor Class	—	(29,516)

Total distributions	—	(240,000)

Share Transactions:
Investor Class
Proceeds from sale of shares	288,933	3,917,145
Issued to shareholders in reinvestment of distributions	—	65,114
Cost of shares redeemed	(811,281)	(4,960,467)

Net decrease from share transactions	(522,348)	(978,208)

Institutional Class
Proceeds from sale of shares	2,567,882	2,971,690
Issued to shareholders in reinvestment of distributions	—	74,273
Cost of shares redeemed	(855,671)	(3,939,851)

Net increase/(decrease) from share transactions	1,712,211	(893,888)

Advisor Class
Proceeds from sale of shares	146,665	953,209
Issued to shareholders in reinvestment of distributions	—	28,724
Cost of shares redeemed	(802,152)	(629,960)

Net increase/(decrease) from share transactions	(655,487)	351,973

Net increase/(decrease) in net assets	$650,622	$(1,949,918)

Net Assets:
Beginning of period	11,232,894	13,182,812

End of period (including accumulated net investment income/(loss) of $67,348 and $(71,773), respectively)	$11,883,516	$11,232,894

Changes in Shares Outstanding:
Investor Class
Sold	28,060	351,561
Distributions reinvested	—	6,409
Redeemed	(77,461)	(447,612)

Net decrease in shares outstanding	(49,401)	(89,642)

See Notes to Financial Statements	79	June 30, 2015

Statement of Changes in Net Assets

	Forward Emerging Markets Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Institutional Class
Sold	246,836	263,124
Distributions reinvested	—	7,218
Redeemed	(81,384)	(361,387)

Net increase/(decrease) in shares outstanding	165,452	(91,045)

Advisor Class
Sold	13,632	84,098
Distributions reinvested	—	2,712
Redeemed	(74,143)	(55,025)

Net increase/(decrease) in shares outstanding	(60,511)	31,785

June 30, 2015	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Global Dividend Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$204,432	$661,513
Net realized gain/(loss) on investments	(69,590)	1,054,576
Net realized loss on foreign currency transactions	(4,795)	(58,928)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	287,897	(1,672,942)

Net increase/(decrease) in net assets resulting from operations	417,944	(15,781)

Distributions to Shareholders:
From net investment income
Investor Class	(3,912)	(17,291)
Institutional Class	(24,510)	(208,470)
Class A	(164,380)	(450,179)
From net realized gains on investments
Investor Class	—	(9,462)
Institutional Class	—	(47,557)
Class A	—	(261,321)

Total distributions	(192,802)	(994,280)

Share Transactions:
Investor Class
Proceeds from sale of shares	61,151	27,130
Issued to shareholders in reinvestment of distributions	3,761	25,353
Cost of shares redeemed	(243,943)	(51,458)

Net increase/(decrease) from share transactions	(179,031)	1,025

Institutional Class
Proceeds from sale of shares	35,794	2,887,819
Issued to shareholders in reinvestment of distributions	4,156	75,956
Cost of shares redeemed	(579,370)	(10,289,003)

Net decrease from share transactions	(539,420)	(7,325,228)

Class A
Proceeds from sale of shares	634,158	1,447,016
Issued to shareholders in reinvestment of distributions	162,275	700,594
Cost of shares redeemed	(1,565,771)	(1,482,824)

Net increase/(decrease) from share transactions	(769,338)	664,786

Net decrease in net assets	$(1,262,647)	$(7,669,478)

Net Assets:
Beginning of period	13,812,155	21,481,633

End of period (including accumulated net investment loss of $(21,834) and $(33,464), respectively)	$12,549,508	$13,812,155

Changes in Shares Outstanding:
Investor Class
Sold	5,225	2,280
Distributions reinvested	322	2,166
Redeemed	(21,821)	(4,377)

Net increase/(decrease) in shares outstanding	(16,274)	69

See Notes to Financial Statements	81	June 30, 2015

Statement of Changes in Net Assets

	Forward Global Dividend Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Institutional Class
Sold	3,211	242,930
Distributions reinvested	361	6,490
Redeemed	(50,780)	(865,978)

Net decrease in shares outstanding	(47,208)	(616,558)

Class A
Sold	54,690	123,310
Distributions reinvested	13,883	59,796
Redeemed	(133,076)	(125,668)

Net increase/(decrease) in shares outstanding	(64,503)	57,438

June 30, 2015	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Dividend Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$9,634,848	$16,585,628
Net realized gain/(loss) on investments	(2,772,730)	2,315,877
Net realized gain/(loss) on futures contracts	963,305	(267,134)
Net realized loss on foreign currency transactions	(11,324,013)	(3,528,901)
Long-term capital gain distributions from other investment companies	—	32,499
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	14,253,172	(33,827,328)

Net increase/(decrease) in net assets resulting from operations	10,754,582	(18,689,359)

Distributions to Shareholders:
From net investment income
Investor Class	(2,675,434)	(6,652,695)
Institutional Class	(3,193,001)	(6,383,837)
Class A	(120,082)	(185,016)
Class C	(250,431)	(457,480)
Advisor Class	(2,224,760)	(5,550,878)

Total distributions	(8,463,708)	(19,229,906)

Share Transactions:
Investor Class
Proceeds from sale of shares	65,937,950	130,715,014
Issued to shareholders in reinvestment of distributions	1,033,939	2,406,622
Cost of shares redeemed	(92,476,716)	(87,147,909)

Net increase/(decrease) from share transactions	(25,504,827)	45,973,727

Institutional Class
Proceeds from sale of shares	48,646,783	63,362,256
Issued to shareholders in reinvestment of distributions	1,420,064	2,452,661
Cost of shares redeemed	(30,424,529)	(62,752,048)

Net increase from share transactions	19,642,318	3,062,869

Class A
Proceeds from sale of shares	1,767,892	3,416,746
Issued to shareholders in reinvestment of distributions	118,751	143,403
Cost of shares redeemed	(987,802)	(1,760,635)

Net increase from share transactions	898,841	1,799,514

Class C
Proceeds from sale of shares	2,241,078	5,791,018
Issued to shareholders in reinvestment of distributions	226,423	416,401
Cost of shares redeemed	(1,233,376)	(2,471,639)

Net increase from share transactions	1,234,125	3,735,780

Advisor Class
Proceeds from sale of shares	12,958,417	61,631,272
Issued to shareholders in reinvestment of distributions	2,198,283	4,976,976
Cost of shares redeemed	(48,641,857)	(48,522,210)

Net increase/(decrease) from share transactions	(33,485,157)	18,086,038

Net increase/(decrease) in net assets	$(34,923,826)	$34,738,663

See Notes to Financial Statements	83	June 30, 2015

Statement of Changes in Net Assets

	Forward International Dividend Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Net Assets:
Beginning of period	312,772,397	278,033,734

End of period (including accumulated net investment loss of $(2,394,167) and $(3,565,307), respectively)	$277,848,571	$312,772,397

Changes in Shares Outstanding:
Investor Class
Sold	7,252,056	13,724,759
Distributions reinvested	113,148	255,825
Redeemed	(10,360,897)	(9,233,398)

Net increase/(decrease) in shares outstanding	(2,995,693)	4,747,186

Institutional Class
Sold	6,497,182	7,906,679
Distributions reinvested	188,260	314,434
Redeemed	(4,086,442)	(7,866,317)

Net increase in shares outstanding	2,599,000	354,796

Class A
Sold	195,138	357,050
Distributions reinvested	12,986	15,451
Redeemed	(108,365)	(188,316)

Net increase in shares outstanding	99,759	184,185

Class C
Sold	248,875	608,675
Distributions reinvested	24,809	44,488
Redeemed	(137,661)	(261,891)

Net increase in shares outstanding	136,023	391,272

Advisor Class
Sold	1,737,524	7,718,524
Distributions reinvested	291,219	634,196
Redeemed	(6,493,682)	(6,311,992)

Net increase/(decrease) in shares outstanding	(4,464,939)	2,040,728

June 30, 2015	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Small Companies Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$1,123,052	$1,639,513
Net realized gain on investments	8,715,134	20,125,057
Net realized loss on foreign currency transactions	(56,110)	(4,341,018)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	10,937,103	(33,688,642)

Net increase/(decrease) in net assets resulting from operations	20,719,179	(16,265,090)

Distributions to Shareholders:
From net investment income
Investor Class	—	(82,341)
Institutional Class	—	(1,020,164)
Advisor Class	—	(47,499)

Total distributions	—	(1,150,004)

Share Transactions:
Investor Class
Proceeds from sale of shares	9,168,013	4,624,066
Issued to shareholders in reinvestment of distributions	—	80,474
Cost of shares redeemed	(5,758,259)	(13,914,899)

Net increase/(decrease) from share transactions	3,409,754	(9,210,359)

Institutional Class
Proceeds from sale of shares	11,516,725	43,921,914
Issued to shareholders in reinvestment of distributions	—	870,756
Cost of shares redeemed	(17,676,641)	(63,000,266)

Net decrease from share transactions	(6,159,916)	(18,207,596)

Advisor Class
Proceeds from sale of shares	453,990	6,089,500
Issued to shareholders in reinvestment of distributions	—	47,496
Cost of shares redeemed	(261,810)	(6,154,601)

Net increase/(decrease) from share transactions	192,180	(17,605)

Net increase/(decrease) in net assets	$18,161,197	$(44,850,654)

Net Assets:
Beginning of period	163,572,690	208,423,344

End of period (including accumulated net investment loss of $(798,025) and $(1,921,077), respectively)	$181,733,887	$163,572,690

Changes in Shares Outstanding:
Investor Class
Sold	537,051	275,203
Distributions reinvested	—	5,026
Redeemed	(337,682)	(808,499)

Net increase/(decrease) in shares outstanding	199,369	(528,270)

See Notes to Financial Statements	85	June 30, 2015

Statement of Changes in Net Assets

	Forward International Small Companies Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Institutional Class
Sold	667,841	2,615,148
Distributions reinvested	—	54,490
Redeemed	(1,031,749)	(3,776,730)

Net decrease in shares outstanding	(363,908)	(1,107,092)

Advisor Class
Sold	26,522	346,274
Distributions reinvested	—	2,971
Redeemed	(14,792)	(379,800)

Net increase/(decrease) in shares outstanding	11,730	(30,555)

June 30, 2015	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Select EM Dividend Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$1,257,917	$4,335,431
Net realized loss on investments	(4,013,132)	(6,065,904)
Net realized gain/(loss) on futures contracts	(57,951)	1,534,726
Net realized loss on foreign currency transactions	(138,859)	(3,199,607)
Long-term capital gain distributions from other investment companies	—	4,075
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	2,763,859	(4,930,764)

Net decrease in net assets resulting from operations	(188,166)	(8,322,043)

Distributions to Shareholders:
From net investment income
Investor Class	(554,590)	(2,471,980)
Institutional Class	(269,938)	(1,386,139)
Class C	(28,561)	(76,859)
Advisor Class	(23,926)	(66,885)

Total distributions	(877,015)	(4,001,863)

Share Transactions:
Investor Class
Proceeds from sale of shares	26,941,968	127,525,283
Issued to shareholders in reinvestment of distributions	230,332	855,176
Cost of shares redeemed	(13,892,815)	(115,315,409)

Net increase from share transactions	13,279,485	13,065,050

Institutional Class
Proceeds from sale of shares	10,702,006	32,355,337
Issued to shareholders in reinvestment of distributions	45,616	457,394
Cost of shares redeemed	(12,833,750)	(32,402,420)

Net increase/(decrease) from share transactions	(2,086,128)	410,311

Class C
Proceeds from sale of shares	295,312	567,300
Issued to shareholders in reinvestment of distributions	26,195	54,666
Cost of shares redeemed	(127,484)	(310,758)

Net increase from share transactions	194,023	311,208

Advisor Class
Proceeds from sale of shares	90,711	436,901
Issued to shareholders in reinvestment of distributions	23,926	46,185
Cost of shares redeemed	(13,579)	(217,841)

Net increase from share transactions	101,058	265,245

Net increase in net assets	$10,423,257	$1,727,908

Net Assets:
Beginning of period	49,960,511	48,232,603

End of period (including accumulated net investment income/(loss) of $225,885 and $(155,017), respectively)	$60,383,768	$49,960,511

See Notes to Financial Statements	87	June 30, 2015

Statement of Changes in Net Assets

	Forward Select EM Dividend Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	1,348,600	5,535,017
Distributions reinvested	11,682	38,872
Redeemed	(700,339)	(5,186,162)

Net increase in shares outstanding	659,943	387,727

Institutional Class
Sold	535,763	1,410,621
Distributions reinvested	2,310	20,868
Redeemed	(645,517)	(1,461,484)

Net decrease in shares outstanding	(107,444)	(29,995)

Class C
Sold	14,997	25,465
Distributions reinvested	1,333	2,541
Redeemed	(6,281)	(14,536)

Net increase in shares outstanding	10,049	13,470

Advisor Class
Sold	4,511	19,419
Distributions reinvested	1,213	2,148
Redeemed	(675)	(9,714)

Net increase in shares outstanding	5,049	11,853

June 30, 2015	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Small Cap Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(93,267)	$(181,576)
Net realized gain on investments	2,638,147	4,238,152
Net realized gain on futures contracts	97,611	251,867
Net change in unrealized depreciation on investments and futures contracts	(1,826,508)	(3,894,380)

Net increase in net assets resulting from operations	815,983	414,063

Share Transactions:
Investor Class
Proceeds from sale of shares	105,381	862,137
Cost of shares redeemed	(2,140,137)	(5,430,649)

Net decrease from share transactions	(2,034,756)	(4,568,512)

Institutional Class
Proceeds from sale of shares	1,043,782	739,186
Cost of shares redeemed	(1,650,699)	(3,327,739)

Net decrease from share transactions	(606,917)	(2,588,553)

Advisor Class
Proceeds from sale of shares	152,380	370,971
Cost of shares redeemed	(416,956)	(759,516)

Net decrease from share transactions	(264,576)	(388,545)

Net decrease in net assets	$(2,090,266)	$(7,131,547)

Net Assets:
Beginning of period	28,968,049	36,099,596

End of period (including accumulated net investment loss of $(93,267) and $0, respectively)	$26,877,783	$28,968,049

Changes in Shares Outstanding:
Investor Class
Sold	4,692	38,662
Redeemed	(94,667)	(247,826)

Net decrease in shares outstanding	(89,975)	(209,164)

Institutional Class
Sold	43,139	31,477
Redeemed	(69,024)	(143,112)

Net decrease in shares outstanding	(25,885)	(111,635)

Advisor Class
Sold	6,355	16,281
Redeemed	(17,579)	(32,983)

Net decrease in shares outstanding	(11,224)	(16,702)

See Notes to Financial Statements	89	June 30, 2015

Statement of Changes in Net Assets

	Forward Tactical Enhanced Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(200,088)	$(525,761)
Net realized gain on investments	60,560	1,470,964
Net realized loss on futures contracts	(706,589)	(409,557)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(831,078)	377,576

Net increase/(decrease) in net assets resulting from operations	(1,677,195)	913,222

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(992,106)
Institutional Class	—	(1,898,632)
Class A	—	(63,719)
Class C	—	(121,909)
Advisor Class	—	(223,639)

Total distributions	—	(3,300,005)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,219,500	8,020,343
Issued to shareholders in reinvestment of distributions	—	989,233
Cost of shares redeemed	(3,501,212)	(5,521,593)

Net increase/(decrease) from share transactions	(2,281,712)	3,487,983

Institutional Class
Proceeds from sale of shares	287,221	31,217,654
Issued to shareholders in reinvestment of distributions	—	1,743,438
Cost of shares redeemed	(1,708,013)	(48,041,197)

Net decrease from share transactions	(1,420,792)	(15,080,105)

Class A
Proceeds from sale of shares	263,750	109,252
Issued to shareholders in reinvestment of distributions	—	54,906
Cost of shares redeemed	(494,955)	(2,767,076)

Net decrease from share transactions	(231,205)	(2,602,918)

Class C
Proceeds from sale of shares	24,800	503,578
Issued to shareholders in reinvestment of distributions	—	100,206
Cost of shares redeemed	(435,150)	(824,875)

Net decrease from share transactions	(410,350)	(221,091)

Advisor Class
Proceeds from sale of shares	78,936	8,859,784
Issued to shareholders in reinvestment of distributions	—	209,261
Cost of shares redeemed	(2,772,658)	(80,636,869)

Net decrease from share transactions	(2,693,722)	(71,567,824)

Net decrease in net assets	$(8,714,976)	$(88,370,738)

Net Assets:
Beginning of period	30,578,914	118,949,652

End of period (including accumulated net investment loss of $(200,088) and $0, respectively)	$21,863,938	$30,578,914

June 30, 2015	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Tactical Enhanced Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	52,345	306,856
Distributions reinvested	—	40,426
Redeemed	(153,669)	(213,110)

Net increase/(decrease) in shares outstanding	(101,324)	134,172

Institutional Class
Sold	12,194	1,187,808
Distributions reinvested	—	70,385
Redeemed	(73,097)	(1,879,479)

Net decrease in shares outstanding	(60,903)	(621,286)

Class A
Sold	11,439	4,093
Distributions reinvested	—	2,257
Redeemed	(21,699)	(105,494)

Net decrease in shares outstanding	(10,260)	(99,144)

Class C
Sold	1,085	19,440
Distributions reinvested	—	4,182
Redeemed	(19,245)	(32,175)

Net decrease in shares outstanding	(18,160)	(8,553)

Advisor Class
Sold	3,415	334,549
Distributions reinvested	—	8,468
Redeemed	(117,275)	(3,082,498)

Net decrease in shares outstanding	(113,860)	(2,739,481)

See Notes to Financial Statements	91	June 30, 2015

Statement of Changes in Net Assets

	Forward Tactical Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(1,678,766)	$(9,693,389)
Net realized loss on investments	(1,938,886)	(6,792,787)
Net realized gain on written option contracts	291,250	—
Net realized gain on futures contracts	—	37,392,307
Net change in unrealized depreciation on investments, written option contracts and futures contracts	(11,026,354)	(1,071,848)

Net increase/(decrease) in net assets resulting from operations	(14,352,756)	19,834,283

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(6,854,921)
Institutional Class	—	(2,652,915)
Class A	—	(3,030,806)
Class C	—	(4,111,234)
Advisor Class	—	(23,742,958)

Total distributions	—	(40,392,834)

Share Transactions:
Investor Class
Proceeds from sale of shares	6,247,659	30,427,211
Issued to shareholders in reinvestment of distributions	—	6,823,088
Cost of shares redeemed	(24,002,904)	(59,068,444)

Net decrease from share transactions	(17,755,245)	(21,818,145)

Institutional Class
Proceeds from sale of shares	2,844,852	15,325,981
Issued to shareholders in reinvestment of distributions	—	2,625,559
Cost of shares redeemed	(14,910,753)	(25,678,071)

Net decrease from share transactions	(12,065,901)	(7,726,531)

Class A
Proceeds from sale of shares	5,690,540	23,250,500
Issued to shareholders in reinvestment of distributions	—	2,917,842
Cost of shares redeemed	(12,824,488)	(73,560,363)

Net decrease from share transactions	(7,133,948)	(47,392,021)

Class C
Proceeds from sale of shares	1,538,955	13,870,190
Issued to shareholders in reinvestment of distributions	—	3,958,946
Cost of shares redeemed	(18,439,424)	(25,371,410)

Net decrease from share transactions	(16,900,469)	(7,542,274)

Advisor Class
Proceeds from sale of shares	24,200,658	165,368,701
Issued to shareholders in reinvestment of distributions	—	23,097,180
Cost of shares redeemed	(128,524,784)	(165,775,124)

Net increase/(decrease) from share transactions	(104,324,126)	22,690,757

Net decrease in net assets	$(172,532,445)	$(82,346,765)

Net Assets:
Beginning of period	859,731,149	942,077,914

End of period (including accumulated net investment loss of $(1,678,766) and $0, respectively)	$687,198,704	$859,731,149

June 30, 2015	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Tactical Growth Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	245,706	1,178,614
Distributions reinvested	—	266,049
Redeemed	(949,868)	(2,285,295)

Net decrease in shares outstanding	(704,162)	(840,632)

Institutional Class
Sold	109,393	585,693
Distributions reinvested	—	100,596
Redeemed	(574,955)	(977,236)

Net decrease in shares outstanding	(465,562)	(290,947)

Class A
Sold	226,806	908,778
Distributions reinvested	—	114,825
Redeemed	(510,797)	(2,874,913)

Net decrease in shares outstanding	(283,991)	(1,851,310)

Class C
Sold	62,916	555,595
Distributions reinvested	—	159,635
Redeemed	(752,547)	(1,016,500)

Net decrease in shares outstanding	(689,631)	(301,270)

Advisor Class
Sold	933,406	6,308,461
Distributions reinvested	—	884,775
Redeemed	(4,970,367)	(6,345,868)

Net increase/(decrease) in shares outstanding	(4,036,961)	847,368

See Notes to Financial Statements	93	June 30, 2015

Consolidated Statement of Changes in Net Assets

	Forward Commodity Long/Short Strategy Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(234,641)	$(705,181)
Net realized gain on investments	30,399	80,499
Net realized loss on swap contracts	(1,778,252)	(4,590,433)
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	(4,373,713)	2,988,520

Net decrease in net assets resulting from operations	(6,356,207)	(2,226,595)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,116,861	5,408,702
Cost of shares redeemed	(2,233,070)	(11,346,181)

Net increase/(decrease) from share transactions	883,791	(5,937,479)

Institutional Class
Proceeds from sale of shares	641,011	9,692,030
Cost of shares redeemed	(9,803,231)	(18,876,763)

Net decrease from share transactions	(9,162,220)	(9,184,733)

Class C
Proceeds from sale of shares	24,750	591,319
Cost of shares redeemed	(744,137)	(1,791,858)

Net decrease from share transactions	(719,387)	(1,200,539)

Advisor Class
Proceeds from sale of shares	3,048,453	22,283,937
Cost of shares redeemed	(4,773,750)	(56,326,762)

Net decrease from share transactions	(1,725,297)	(34,042,825)

Class Z
Proceeds from sale of shares	565,000	950,174
Cost of shares redeemed	(995,000)	(3,633,000)

Net decrease from share transactions	(430,000)	(2,682,826)

Net decrease in net assets	$(17,509,320)	$(55,274,997)

Net Assets:
Beginning of period	60,003,378	115,278,375

End of period (including accumulated net investment loss of $(234,641) and $0, respectively)	$42,494,058	$60,003,378

Changes in Shares Outstanding:
Investor Class
Sold	153,329	262,069
Redeemed	(111,520)	(559,541)

Net increase/(decrease) in shares outstanding	41,809	(297,472)

Institutional Class
Sold	30,896	468,209
Redeemed	(487,799)	(916,635)

Net decrease in shares outstanding	(456,903)	(448,426)

June 30, 2015	94	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

	Forward Commodity Long/Short Strategy Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Class C
Sold	1,236	29,034
Redeemed	(38,516)	(89,465)

Net decrease in shares outstanding	(37,280)	(60,431)

Advisor Class
Sold	150,179	1,074,816
Redeemed	(236,722)	(2,766,469)

Net decrease in shares outstanding	(86,543)	(1,691,653)

Class Z
Sold	29,068	46,583
Redeemed	(49,868)	(175,563)

Net decrease in shares outstanding	(20,800)	(128,980)

See Notes to Financial Statements	95	June 30, 2015

Statement of Cash Flows

For the Six Months Ended June 30, 2015 (Unaudited)

Forward Select EM Dividend Fund
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(188,166)
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of investment securities	(42,740,687)
Proceeds from sale of investment securities	34,198,201
Discount and premiums amortized	23,619
Net realized loss on investments	4,013,132
Net realized loss on foreign currency	138,859
Net change in unrealized depreciation on investments and translation of assets and liabilities in foreign currency transactions	(2,775,304)
Changes in assets and liabilities:
Increase in deposits with brokers for futures contracts	(142,049)
Decrease in receivable due from broker	1,391
Increase in receivable due from custodian	(5,845)
Increase in interest and dividends receivable	(175,305)
Increase in other assets	(25,923)
Increase in payable for interest due on loan	144
Increase in variation margin payable	11,445
Increase in payable to advisor	7,935
Increase in payable for distribution and service fees	3,308
Decrease in payable to trustees	(1,818)
Decrease in payable for chief compliance officer fee	(64)
Decrease in payable for legal and audit fees	(8,775)
Increase in accrued expenses and other liabilities	10,916

Net cash used in operating activities	(7,654,986)

Cash Flows from Financing Activities:
Cash provided by loan	46,016
Cash repayment of loan	(2,000,000)
Proceeds from sale of shares	37,971,805
Cost of shares redeemed	(26,809,962)
Cash distributions paid	(550,946)

Net cash provided by financing activities	8,656,913

Effect of Exchange Rates On Cash & Foreign Currency	(5,541)
Net Change in Cash & Foreign Currency for the Period	996,386

Cash & Foreign Currency, Beginning of Period	1,657,539

Cash & Foreign Currency, End of Period	$2,653,925

Non-cash financing activities not included herein consist of reinvestment of distributions of $326,069.

Cash paid for interest on loan during the period was $46,016.

June 30, 2015	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$7.50		$7.07	$8.93		$8.09	$7.96	$8.08
Income/(Loss) from Operations:
Net investment income	0.09	(b)	0.18 (b)	0.30	(b)	0.24 (b)	0.32 (b)	0.41
Net realized and unrealized gain/(loss) on investments	(0.08)		0.45	(1.56)		0.88	0.14	(0.07)

Total from Investment Operations	0.01		0.63	(1.26)		1.12	0.46	0.34

Less Distributions:
From investment income	(0.10)		(0.20)	(0.41)		(0.22)	(0.31)	(0.39)
From capital gains	—		—	(0.19)		(0.06)	(0.02)	(0.07)

Total Distributions	(0.10)		(0.20)	(0.60)		(0.28)	(0.33)	(0.46)

Net Increase/(Decrease) in Net Asset Value	(0.09)		0.43	(1.86)		0.84	0.13	(0.12)

Net Asset Value, End of Period	$7.41		$7.50	$7.07		$8.93	$8.09	$7.96

Total Return	0.19	%(c)	8.97%	(14.42)%		13.96%	5.83%	4.17%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$65,399		$58,907	$55,719		$338,662	$156,238	$136,654
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.50	%(d)	2.50%	4.05%		3.24%	6.13%	6.39%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.76	%(d)	1.79%	1.97	%(e)	1.99%	1.99%	1.98	%(f)
Operating expenses excluding reimbursement/waiver	1.76	%(d)	1.80%	2.08%		2.08%	2.14%	2.14%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.50	%(d)	2.50%	3.45%		2.78%	3.95%	5.15%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.76	%(d)	1.79%	2.57	%(e)	2.46%	4.17%	3.22	%(f)
Operating expenses excluding reimbursement/waiver	1.76	%(d)	1.80%	2.68%		2.55%	4.32%	3.39%
Portfolio Turnover Rate	84	%(c)	168%	125%		63%	133%	89%

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective October 1, 2013, the annual expense limitation rate changed from 1.99% to 1.79%.

(f) Effective May 1, 2010, the annual expense limitation rate changed from 1.95% to 1.99%.

See Notes to Financial Statements	97	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$7.44		$7.01	$8.88		$8.04	$7.91	$8.03
Income/(Loss) from Operations:
Net investment income	0.11	(b)	0.22 (b)	0.32	(b)	0.27 (b)	0.34 (b)	0.48
Net realized and unrealized gain/(loss) on investments	(0.08)		0.44	(1.56)		0.88	0.15	(0.11)

Total from Investment Operations	0.03		0.66	(1.24)		1.15	0.49	0.37

Less Distributions:
From investment income	(0.12)		(0.23)	(0.44)		(0.25)	(0.34)	(0.42)
From capital gains	—		—	(0.19)		(0.06)	(0.02)	(0.07)

Total Distributions	(0.12)		(0.23)	(0.63)		(0.31)	(0.36)	(0.49)

Net Increase/(Decrease) in Net Asset Value	(0.09)		0.43	(1.87)		0.84	0.13	(0.12)

Net Asset Value, End of Period	$7.35		$7.44	$7.01		$8.88	$8.04	$7.91

Total Return	0.38	%(c)	9.47%	(14.20)%		14.43%	6.23%	4.54%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$19,438		$19,366	$43,298		$214,229	$38,790	$16,994
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.84	%(d)	2.97%	4.41%		3.51%	6.39%	6.82%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.42	%(d)	1.44%	1.61	%(e)	1.64%	1.64%	1.63	%(f)
Operating expenses excluding reimbursement/waiver	1.42	%(d)	1.50%	1.74%		1.74%	1.79%	1.80%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.84	%(d)	2.97%	3.81%		3.05%	4.21%	5.57%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.42	%(d)	1.44%	2.21	%(e)	2.11%	3.82%	2.88	%(f)
Operating expenses excluding reimbursement/waiver	1.42	%(d)	1.50%	2.34%		2.21%	3.97%	3.06%
Portfolio Turnover Rate	84	%(c)	168%	125%		63%	133%	89%

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective October 1, 2013, the annual expense limitation rate changed from 1.64% to 1.44%.

(f) Effective May 1, 2010, the annual expense limitation rate changed from 1.60% to 1.64%.

June 30, 2015	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$7.47		$7.04	$8.90		$8.08	$7.95	$8.70
Income/(Loss) from Operations:
Net investment income	0.09	(c)	0.17 (c)	0.28	(c)	0.22 (c)	0.31 (c)	0.14
Net realized and unrealized gain/(loss) on investments	(0.09)		0.45	(1.56)		0.88	0.14	(0.63)

Total from Investment Operations	—		0.62	(1.28)		1.10	0.45	(0.49)

Less Distributions:
From investment income	(0.10)		(0.19)	(0.39)		(0.22)	(0.30)	(0.19)
From capital gains	—		—	(0.19)		(0.06)	(0.02)	(0.07)

Total Distributions	(0.10)		(0.19)	(0.58)		(0.28)	(0.32)	(0.26)

Net Increase/(Decrease) in Net Asset Value	(0.10)		0.43	(1.86)		0.82	0.13	(0.75)

Net Asset Value, End of Period	$7.37		$7.47	$7.04		$8.90	$8.08	$7.95

Total Return(d)	0.02	%(e)	8.85%	(14.60)%		13.69%	5.68%	(5.69	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,362		$4,228	$4,576		$18,480	$1,621	$2,360
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.39	%(f)	2.35%	3.93%		2.96%	6.06%	5.63	%(f)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.91	%(f)	1.94%	2.11	%(g)	2.14%	2.14%	2.14	%(f)
Operating expenses excluding reimbursement/waiver	1.91	%(f)	1.96%	2.24%		2.24%	2.29%	2.36	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.39	%(f)	2.35%	3.33%		2.49%	3.88%	4.46	%(f)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.91	%(f)	1.94%	2.71	%(g)	2.61%	4.32%	3.31	%(f)
Operating expenses excluding reimbursement/waiver	1.91	%(f)	1.96%	2.84%		2.71%	4.47%	3.53	%(f)
Portfolio Turnover Rate	84	%(e)	168%	125%		63%	133%	89	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class A shares on September 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective October 1, 2013, the annual expense limitation rate changed from 2.14% to 1.94%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	99	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$7.51		$7.07	$8.93		$8.09	$7.97	$8.10
Income/(Loss) from Operations:
Net investment income	0.07	(b)	0.14 (b)	0.24	(b)	0.19 (b)	0.27 (b)	0.39
Net realized and unrealized gain/(loss) on investments	(0.09)		0.45	(1.56)		0.88	0.13	(0.10)

Total from Investment Operations	(0.02)		0.59	(1.32)		1.07	0.40	0.29

Less Distributions:
From investment income	(0.08)		(0.15)	(0.35)		(0.17)	(0.26)	(0.35)
From capital gains	—		—	(0.19)		(0.06)	(0.02)	(0.07)

Total Distributions	(0.08)		(0.15)	(0.54)		(0.23)	(0.28)	(0.42)

Net Increase/(Decrease) in Net Asset Value	(0.10)		0.44	(1.86)		0.84	0.12	(0.13)

Net Asset Value, End of Period	$7.41		$7.51	$7.07		$8.93	$8.09	$7.97

Total Return(c)	(0.28	)%(d)	8.46%	(14.98)%		13.33%	5.07%	3.50%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,052		$9,466	$10,744		$29,013	$15,550	$15,357
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.90	%(e)	1.89%	3.48%		2.67%	5.51%	5.75%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	2.36	%(e)	2.39%	2.56	%(f)	2.59%	2.59%	2.58	%(g)
Operating expenses excluding reimbursement/waiver	2.36	%(e)	2.41%	2.69%		2.68%	2.74%	2.76%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.90	%(e)	1.89%	2.88%		2.21%	3.33%	4.51%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	2.36	%(e)	2.39%	3.16	%(f)	3.06%	4.77%	3.82	%(g)
Operating expenses excluding reimbursement/waiver	2.36	%(e)	2.41%	3.29%		3.15%	4.92%	4.00%
Portfolio Turnover Rate	84	%(d)	168%	125%		63%	133%	89%

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective October 1, 2013, the annual expense limitation rate changed from 2.59% to 2.39%.

(g) Effective May 1, 2010, the annual expense limitation rate changed from 2.55% to 2.59%.

June 30, 2015	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Year Ended December 31, 2011(b)	Period Ended December 31, 2010(c)
Net Asset Value, Beginning of Period	$7.44		$7.01	$8.88		$8.04	$7.91	$8.17
Income/(Loss) from Operations:
Net investment income	0.10	(d)	0.21 (d)	0.32	(d)	0.26 (d)	0.35 (d)	0.40
Net realized and unrealized gain/(loss) on investments	(0.08)		0.44	(1.56)		0.89	0.14	(0.17)

Total from Investment Operations	0.02		0.65	(1.24)		1.15	0.49	0.23

Less Distributions:
From investment income	(0.11)		(0.22)	(0.44)		(0.25)	(0.34)	(0.42)
From capital gains	—		—	(0.19)		(0.06)	(0.02)	(0.07)

Total Distributions	(0.11)		(0.22)	(0.63)		(0.31)	(0.36)	(0.49)

Net Increase/(Decrease) in Net Asset Value	(0.09)		0.43	(1.87)		0.84	0.13	(0.26)

Net Asset Value, End of Period	$7.35		$7.44	$7.01		$8.88	$8.04	$7.91

Total Return	0.31	%(e)	9.41%	(14.24)%		14.43%	6.24%	2.73	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,041		$10,114	$11,800		$101,263	$4,120	$4,930
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.77	%(f)	2.81%	4.34%		3.44%	6.54%	6.85	%(f)
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.47	%(f)	1.49%	1.65	%(g)	1.64%	1.64%	1.63	%(f)(h)
Operating expenses excluding reimbursement/waiver	1.47	%(f)	1.51%	1.75%		1.74%	1.79%	1.85	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.77	%(f)	2.81%	3.74%		2.97%	4.36%	5.50	%(f)
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.47	%(f)	1.49%	2.25	%(g)	2.11%	3.82%	2.98	%(f)(h)
Operating expenses excluding reimbursement/waiver	1.47	%(f)	1.51%	2.36%		2.20%	3.97%	3.20	%(f)
Portfolio Turnover Rate	84	%(e)	168%	125%		63%	133%	89	%(i)

(a) Prior to May 1, 2013, the Forward Credit Analysis Long/Short Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.

(b) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(c) The Fund began offering Advisor Class shares on February 1, 2010.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.64% to 1.69%. Effective October 1, 2013, the annual expense limitation rate changed from 1.69% to 1.49%.

(h) Effective May 1, 2010, the annual expense limitation rate changed from 1.60% to 1.64%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	101	June 30, 2015

Financial Highlights

For a share outstanding throughout the period presented.

Forward Dynamic Income Fund

	Investor Class
	Six Months Ended June 30, 2015(a) (Unaudited)
Net Asset Value, Beginning of Period	$26.56
Income/(Loss) from Operations:
Net investment income(b)	0.95
Net realized and unrealized loss on investments	(1.05)

Total from Investment Operations	(0.10)

Less Distributions:
From investment income	(0.87)

Total Distributions	(0.87)

Net Decrease in Net Asset Value	(0.97)

Net Asset Value, End of Period	$25.59

Total Return	(0.38	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,110
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	7.40	%(d)
Operating expenses including reimbursement/waiver	1.34	%(d)
Operating expenses excluding reimbursement/waiver	1.51	%(d)
Portfolio Turnover Rate	353	%(c)

(a) The Fund began offering Investor Class shares on January 2, 2015.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2015	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Dynamic Income Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$26.56		$24.93		$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.97		2.45		0.77
Net realized and unrealized gain/(loss) on investments	(1.03)		1.57		0.03

Total from Investment Operations	(0.06)		4.02		0.80

Less Distributions:
From investment income	(0.91)		(2.15)		(0.82)
From capital gains	—		(0.24)		(0.01)
Tax return of capital	—		—		(0.04)

Total Distributions	(0.91)		(2.39)		(0.87)

Net Increase/(Decrease) in Net Asset Value	(0.97)		1.63		(0.07)

Net Asset Value, End of Period	$25.59		$26.56		$24.93

Total Return	(0.27	)%(c)	16.75%		3.25	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$36,769		$30,165		$2,987
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	7.48	%(d)	9.40%		7.43	%(d)
Operating expenses including reimbursement/waiver	0.99	%(d)	1.20	%(e)	1.29	%(d)
Operating expenses excluding reimbursement/waiver	1.15	%(d)	1.96%		5.67	%(d)
Portfolio Turnover Rate	353	%(c)	739%		755	%(c)

(a) The Fund began offering Institutional Class shares on August 1, 2013.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective December 1, 2014, the annual expense limitation rate changed from 1.29% to 0.99%.

See Notes to Financial Statements	103	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Dynamic Income Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$26.53		$24.91		$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.91		2.92		0.68
Net realized and unrealized gain/(loss) on investments	(1.04)		0.97		0.07

Total from Investment Operations	(0.13)		3.89		0.75

Less Distributions:
From investment income	(0.85)		(2.03)		(0.79)
From capital gains	—		(0.24)		(0.01)
Tax return of capital	—		—		(0.04)

Total Distributions	(0.85)		(2.27)		(0.84)

Net Increase/(Decrease) in Net Asset Value	(0.98)		1.62		(0.09)

Net Asset Value, End of Period	$25.55		$26.53		$24.91

Total Return(c)	(0.50	)%(d)	16.19%		3.05	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,314		$8,485		$224
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	7.03	%(e)	11.50%		6.58	%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)	1.67	%(f)	1.79	%(e)
Operating expenses excluding reimbursement/waiver	1.66	%(e)	2.35%		6.10	%(e)
Portfolio Turnover Rate	353	%(d)	739%		755	%(d)

(a) The Fund began offering Class A shares on August 1, 2013.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2014, the annual expense limitation rate changed from 1.79% to 1.49%.

June 30, 2015	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$8.76		$9.41		$9.98		$9.10	$11.05	$10.60
Income/(Loss) from Operations:
Net investment income	0.29	(b)	0.70	(b)	0.65	(b)	0.62 (b)	0.61 (b)	0.42
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.76)		(0.62)		0.70	(0.89)	0.25

Total from Investment Operations	0.11		(0.06)		0.03		1.32	(0.28)	0.67

Less Distributions:
From investment income	(0.29)		(0.59)		(0.60)		(0.44)	(1.67)	(0.22)

Total Distributions	(0.29)		(0.59)		(0.60)		(0.44)	(1.67)	(0.22)

Net Increase/(Decrease) in Net Asset Value	(0.18)		(0.65)		(0.57)		0.88	(1.95)	0.45

Net Asset Value, End of Period	$8.58		$8.76		$9.41		$9.98	$9.10	$11.05

Total Return	1.22	%(c)	(0.76)%		0.48%		14.63%	(2.73)%	6.47%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$284,943		$346,733		$304,150		$168,003	$4,702	$5,924
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.78	%(d)	7.62%		6.78%		6.37%	5.35%	3.80%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.38	%(d)	1.36	%(e)	1.34	%(f)	1.35%	1.39%	1.39%
Operating expenses excluding reimbursement/waiver	n/a		1.36%		1.35%		1.36%	1.89%	1.90%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.67	%(d)	7.46%		6.69%		n/a	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.49	%(d)	1.52	%(e)	1.42	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		1.52%		1.44%		n/a	n/a	n/a
Portfolio Turnover Rate	10	%(c)	70%		85%		91%	357%	74%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.34%.

See Notes to Financial Statements	105	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$8.69		$9.35		$9.91	$9.04	$11.02	$10.55
Income/(Loss) from Operations:
Net investment income	0.30	(b)	0.72	(b)	0.67 (b)	0.65 (b)	0.68 (b)	0.48
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.75)		(0.60)	0.70	(0.92)	0.23

Total from Investment Operations	0.12		(0.03)		0.07	1.35	(0.24)	0.71

Less Distributions:
From investment income	(0.30)		(0.63)		(0.63)	(0.48)	(1.74)	(0.24)

Total Distributions	(0.30)		(0.63)		(0.63)	(0.48)	(1.74)	(0.24)

Net Increase/(Decrease) in Net Asset Value	(0.18)		(0.66)		(0.56)	0.87	(1.98)	0.47

Net Asset Value, End of Period	$8.51		$8.69		$9.35	$9.91	$9.04	$11.02

Total Return	1.30	%(c)	(0.42)%		0.92%	15.06%	(2.40)%	6.91%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$42,686		$41,555		$35,001	$33,773	$7,613	$17,469
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.11	%(d)	7.92%		6.99%	6.67%	6.10%	4.22%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.03	%(d)	1.01	%(e)	0.98%	0.99%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	n/a		1.01%		0.98%	1.01%	1.49%	1.45%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.00	%(d)	7.76%		6.90%	n/a	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.14	%(d)	1.17	%(e)	1.06%	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		1.17%		1.06%	n/a	n/a	n/a
Portfolio Turnover Rate	10	%(c)	70%		85%	91%	357%	74%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired.

June 30, 2015	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$8.79		$9.45		$10.01	$9.13	$11.08	$10.66
Income/(Loss) from Operations:
Net investment income	0.26	(b)	0.64	(b)	0.58 (b)	0.54 (b)	0.52 (b)	0.44
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.76)		(0.60)	0.73	(0.87)	0.17

Total from Investment Operations	0.08		(0.12)		(0.02)	1.27	(0.35)	0.61

Less Distributions:
From investment income	(0.26)		(0.54)		(0.54)	(0.39)	(1.60)	(0.19)

Total Distributions	(0.26)		(0.54)		(0.54)	(0.39)	(1.60)	(0.19)

Net Increase/(Decrease) in Net Asset Value	(0.18)		(0.66)		(0.56)	0.88	(1.95)	0.42

Net Asset Value, End of Period	$8.61		$8.79		$9.45	$10.01	$9.13	$11.08

Total Return(c)	0.96	%(d)	(1.44)%		(0.03)%	13.99%	(3.31)%	5.87%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,377		$2,162		$1,915	$1,695	$1,142	$2,345
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.17	%(e)	7.00%		6.04%	5.56%	4.54%	3.24%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.98	%(e)	1.96	%(f)	1.93%	1.94%	1.94%	1.94%
Operating expenses excluding reimbursement/waiver	n/a		1.96%		1.93%	2.03%	2.48%	2.38%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.06	%(e)	6.84%		5.95%	n/a	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.09	%(e)	2.12	%(f)	2.02%	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		2.12%		2.02%	n/a	n/a	n/a
Portfolio Turnover Rate	10	%(d)	70%		85%	91%	357%	74%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

See Notes to Financial Statements	107	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(a)
Net Asset Value, Beginning of Period	$8.68		$9.28
Income/(Loss) from Operations:
Net investment income(b)	0.30		0.67
Net realized and unrealized loss on investments	(0.18)		(0.80)

Total from Investment Operations	0.12		(0.13)

Less Distributions:
From investment income	(0.30)		(0.47)

Total Distributions	(0.30)		(0.47)

Net Decrease in Net Asset Value	(0.18)		(0.60)

Net Asset Value, End of Period	$8.50		$8.68

Total Return	1.28	%(c)	(1.43	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,973		$2,943
Ratios to Average Net Assets (excluding interest expense):
Net investment income	7.08	%(d)	7.34	%(d)
Operating expenses	1.08	%(d)	1.05	%(d)
Ratios to Average Net Assets (including interest expense):
Net investment income	6.97	%(d)	7.18	%(d)
Operating expenses	1.19	%(d)	1.21	%(d)
Portfolio Turnover Rate	10	%(c)	70	%(e)

(a) The Fund began offering Advisor class shares on May 1, 2014.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.

June 30, 2015	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$10.24		$10.59	$10.58		$9.55		$20.97	$21.47
Income/(Loss) from Operations:
Net investment income	0.10	(a)	0.13 (a)	0.16	(a)	0.07	(a)	0.11 (a)	0.00 (b)
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.29)	0.00	(b)	1.64		(4.61)	3.43

Total from Investment Operations	0.06		(0.16)	0.16		1.71		(4.50)	3.43

Less Distributions:
From investment income	—		(0.19)	(0.15)		(0.01)		(0.57)	(0.25)
From capital gains	—		—	—		(0.67)		(6.35)	(3.68)

Total Distributions	—		(0.19)	(0.15)		(0.68)		(6.92)	(3.93)

Net Increase/(Decrease) in Net Asset Value	0.06		(0.35)	0.01		1.03		(11.42)	(0.50)

Net Asset Value, End of Period	$10.30		$10.24	$10.59		$10.58		$9.55	$20.97

Total Return	0.59	%(c)	(1.52)%	1.54%		18.14%		(22.33)%	16.56%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,333		$3,819	$4,898		$5,934		$23,498	$49,997
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.96	%(d)	1.20%	1.45%		0.65%		0.55%	0.01%
Operating expenses including reimbursement/waiver	1.74	%(d)	1.74%	1.76	%(e)	1.80	%(f)	1.79%	1.79%
Operating expenses excluding reimbursement/waiver	2.55	%(d)	2.46%	2.55%		2.78%		2.15%	2.02%
Portfolio Turnover Rate	26	%(c)	72%	88%		150%		102%	129%

(a) Per share amounts are based upon average shares outstanding.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2013, the annual expense limitation rate changed from 1.79% to 1.74%.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.79% to 1.89%. Effective September 1, 2012, the annual expense limitation rate changed from 1.89% to 1.79%.

See Notes to Financial Statements	109	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$10.38		$10.72	$10.67	$9.76		$21.31	$21.76
Income/(Loss) from Operations:
Net investment income(a)	0.13		0.15	0.18	0.13		0.15	0.12
Net realized and unrealized gain/(loss) on investments	(0.05)		(0.27)	0.03	1.67		(4.70)	3.45

Total from Investment Operations	0.08		(0.12)	0.21	1.80		(4.55)	3.57

Less Distributions:
From investment income	—		(0.22)	(0.16)	(0.22)		(0.65)	(0.34)
From capital gains	—		—	—	(0.67)		(6.35)	(3.68)

Total Distributions	—		(0.22)	(0.16)	(0.89)		(7.00)	(4.02)

Net Increase/(Decrease) in Net Asset Value	0.08		(0.34)	0.05	0.91		(11.55)	(0.45)

Net Asset Value, End of Period	$10.46		$10.38	$10.72	$10.67		$9.76	$21.31

Total Return	0.77	%(b)	(1.12)%	1.97%	18.65%		(22.21)%	17.12%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,638		$5,862	$7,033	$4,517		$31,484	$157,970
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.51	%(c)	1.35%	1.64%	1.25%		0.76%	0.62%
Operating expenses including reimbursement/waiver	1.39	%(c)	1.39%	1.39%	1.41	%(d)	1.39%	1.39%
Operating expenses excluding reimbursement/waiver	2.20	%(c)	2.14%	2.04%	2.22%		1.76%	1.59%
Portfolio Turnover Rate	26	%(b)	72%	88%	150%		102%	129%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.

June 30, 2015	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$10.68		$11.03	$10.98		$9.86		$21.34	$20.49
Income/(Loss) from Operations:
Net investment income	0.10	(c)	0.16 (c)	0.18	(c)	0.15	(c)	0.17 (c)	0.06
Net realized and unrealized gain/(loss) on investments	(0.02)		(0.30)	0.03		1.67		(4.67)	4.78

Total from Investment Operations	0.08		(0.14)	0.21		1.82		(4.50)	4.84

Less Distributions:
From investment income	—		(0.21)	(0.16)		(0.03)		(0.63)	(0.31)
From capital gains	—		—	—		(0.67)		(6.35)	(3.68)

Total Distributions	—		(0.21)	(0.16)		(0.70)		(6.98)	(3.99)

Net Increase/(Decrease) in Net Asset Value	0.08		(0.35)	0.05		1.12		(11.48)	0.85

Net Asset Value, End of Period	$10.76		$10.68	$11.03		$10.98		$9.86	$21.34

Total Return	0.75	%(d)	(1.22)%	1.90%		18.71%		(21.96)%	24.30	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$913		$1,552	$1,253		$697		$180	$340
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.94	%(e)	1.40%	1.60%		1.42%		0.86%	0.35	%(e)
Operating expenses including reimbursement/waiver	1.44	%(e)	1.44%	1.43	%(f)	1.39	%(g)	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.25	%(e)	2.18%	2.08%		2.72%		1.74%	1.64	%(e)
Portfolio Turnover Rate	26	%(d)	72%	88%		150%		102%	129	%(h)

(a) Prior to May 1, 2013, the Forward Emerging Markets Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.44%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	111	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$11.24		$12.07	$10.77		$10.37		$11.35
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.44	0.39		0.43		0.19
Net realized and unrealized gain/(loss) on investments	0.15		(0.55)	1.32		0.49		(0.75)

Total from Investment Operations	0.33		(0.11)	1.71		0.92		(0.56)

Less Distributions:
From investment income	(0.17)		(0.47)	(0.41)		(0.48)		(0.42)
From capital gains	—		(0.25)	—		—		—
Tax return of capital	—		—	—		(0.04)		—

Total Distributions	(0.17)		(0.72)	(0.41)		(0.52)		(0.42)

Net Increase/(Decrease) in Net Asset Value	0.16		(0.83)	1.30		0.40		(0.98)

Net Asset Value, End of Period	$11.40		$11.24	$12.07		$10.77		$10.37

Total Return	2.91	%(d)	(1.00)%	16.10%		9.02%		(4.98	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$248		$428	$458		$3,266		$63
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.11	%(e)	3.71%	3.33%		4.67%		2.67	%(e)
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.28	%(f)	1.26	%(g)	1.34	%(e)
Operating expenses excluding reimbursement/waiver	2.08	%(e)	2.01%	1.75%		1.96%		1.95	%(e)
Portfolio Turnover Rate	7	%(d)	72%	142%		53%		101	%(h)

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) The Fund began offering Investor Class shares on May 2, 2011. Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.24% to 1.34%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 1.34% to 1.24%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$11.07		$11.91	$10.62		$10.24		$10.21	$9.04
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.57	0.47		0.60		0.35	0.11
Net realized and unrealized gain/(loss) on investments	0.16		(0.65)	1.27		0.34		0.13	1.15

Total from Investment Operations	0.34		(0.08)	1.74		0.94		0.48	1.26

Less Distributions:
From investment income	(0.19)		(0.51)	(0.45)		(0.52)		(0.45)	(0.09)
From capital gains	—		(0.25)	—		—		—	—
Tax return of capital	—		—	—		(0.04)		—	—

Total Distributions	(0.19)		(0.76)	(0.45)		(0.56)		(0.45)	(0.09)

Net Increase/(Decrease) in Net Asset Value	0.15		(0.84)	1.29		0.38		0.03	1.17

Net Asset Value, End of Period	$11.22		$11.07	$11.91		$10.62		$10.24	$10.21

Total Return	3.01	%(d)	(0.75)%	16.65%		9.35%		4.64%	13.98%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,405		$1,908	$9,394		$9,756		$4,895	$2,898
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.26	%(e)	4.76%	4.05%		5.65%		3.33%	1.22%
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.96	%(f)	0.91	%(g)	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	1.74	%(e)	1.58%	1.44%		1.44%		1.40%	1.35%
Portfolio Turnover Rate	7	%(d)	72%	142%		53%		101%	73%

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 0.89% to 0.99%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 0.99% to 0.89%.

See Notes to Financial Statements	113	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$11.25		$12.08	$10.77		$10.38		$10.34	$9.17
Income/(Loss) from Operations:
Net investment income	0.17	(c)	0.43 (c)	0.42	(c)	0.51	(c)	0.30 (c)	0.07
Net realized and unrealized gain/(loss) on investments	0.14		(0.56)	1.29		0.39		0.12	1.16

Total from Investment Operations	0.31		(0.13)	1.71		0.90		0.42	1.23

Less Distributions:
From investment income	(0.16)		(0.45)	(0.40)		(0.48)		(0.38)	(0.06)
From capital gains	—		(0.25)	—		—		—	—
Tax return of capital	—		—	—		(0.03)		—	—

Total Distributions	(0.16)		(0.70)	(0.40)		(0.51)		(0.38)	(0.06)

Net Increase/(Decrease) in Net Asset Value	0.15		(0.83)	1.31		0.39		0.04	1.17

Net Asset Value, End of Period	$11.40		$11.25	$12.08		$10.77		$10.38	$10.34

Total Return(d)	2.75	%(e)	(1.14)%	16.02%		8.78%		4.09%	13.45%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,897		$11,476	$11,630		$10,451		$9,369	$15,266
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.02	%(f)	3.57%	3.57%		4.71%		2.83%	0.75%
Operating expenses including reimbursement/waiver	1.49	%(f)	1.49%	1.46	%(g)	1.42	%(h)	1.49%	1.49%
Operating expenses excluding reimbursement/waiver	2.24	%(f)	2.17%	1.94%		1.93%		1.87%	1.85%
Portfolio Turnover Rate	7	%(e)	72%	142%		53%		101%	73%

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.49%.

(h) Effective May 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.

June 30, 2015	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$8.78		$9.76	$9.12	$7.86		$9.49	$8.48
Income/(Loss) from Operations:
Net investment income(b)	0.28		0.50	0.49	0.60		0.47	0.20
Net realized and unrealized gain/(loss) on investments	0.06		(0.96)	0.59	1.07		(1.61)	1.32

Total from Investment Operations	0.34		(0.46)	1.08	1.67		(1.14)	1.52

Less Distributions:
From investment income	(0.22)		(0.52)	(0.44)	(0.41)		(0.49)	(0.51)

Total Distributions	(0.22)		(0.52)	(0.44)	(0.41)		(0.49)	(0.51)

Net Increase/(Decrease) in Net Asset Value	0.12		(0.98)	0.64	1.26		(1.63)	1.01

Net Asset Value, End of Period	$8.90		$8.78	$9.76	$9.12		$7.86	$9.49

Total Return	3.83	%(c)	(4.96)%	12.14%	21.54%		(12.45)%	17.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$116,026		$140,810	$110,117	$48,875		$3,170	$4,100
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.44	%(d)	5.35%	5.22%	7.01%		5.26%	2.31%
Operating expenses including reimbursement/waiver	1.34	%(d)	1.34%	1.34%	1.36	%(e)	1.49%	1.51	%(f)
Operating expenses excluding reimbursement/waiver	1.46	%(d)	1.45%	1.46%	1.69%		2.81%	3.92%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.32	%(d)	5.26%	5.11%	n/a		n/a	n/a
Operating expenses including reimbursement/waiver	1.46	%(d)	1.43%	1.45%	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.58	%(d)	1.54%	1.57%	n/a		n/a	n/a
Portfolio Turnover Rate	72	%(c)	95%	115%	92%		93%	113%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the annual expense limitation rate changed from 1.49% to 1.34%.

(f) Effective May 1, 2010, the annual expense limitation rate changed from 1.34% to 1.60%. Effective December 1, 2010, the annual expense limitation rate changed from 1.60% to 1.49%.

See Notes to Financial Statements	115	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$7.27		$8.17	$7.70	$6.70		$8.12	$7.23
Income/(Loss) from Operations:
Net investment income(b)	0.26		0.45	0.42	0.57		0.44	0.21
Net realized and unrealized gain/(loss) on investments	0.04		(0.80)	0.52	0.86		(1.37)	1.11

Total from Investment Operations	0.30		(0.35)	0.94	1.43		(0.93)	1.32

Less Distributions:
From investment income	(0.24)		(0.55)	(0.47)	(0.43)		(0.49)	(0.43)

Total Distributions	(0.24)		(0.55)	(0.47)	(0.43)		(0.49)	(0.43)

Net Increase/(Decrease) in Net Asset Value	0.06		(0.90)	0.47	1.00		(1.42)	0.89

Net Asset Value, End of Period	$7.33		$7.27	$8.17	$7.70		$6.70	$8.12

Total Return	4.00	%(c)	(4.56)%	12.46%	21.90%		(12.01)%	18.30%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$104,703		$84,982	$92,617	$82,719		$5,705	$1,721
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	7.00	%(d)	5.73%	5.41%	7.78%		5.88%	2.86%
Operating expenses including reimbursement/waiver	0.99	%(d)	0.99%	0.99%	1.01	%(e)	1.14%	1.16	%(f)
Operating expenses excluding reimbursement/waiver	1.11	%(d)	1.10%	1.11%	1.33%		2.45%	3.54%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.88	%(d)	5.64%	5.30%	n/a		n/a	n/a
Operating expenses including reimbursement/waiver	1.11	%(d)	1.08%	1.10%	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.23	%(d)	1.19%	1.22%	n/a		n/a	n/a
Portfolio Turnover Rate	72	%(c)	95%	115%	92%		93%	113%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.

(f) Effective May 1, 2010, the annual expense limitation rate changed from 0.99% to 1.25%. Effective December 1, 2010, the annual expense limitation rate changed from 1.25% to 1.14%.

June 30, 2015	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.78		$9.76	$9.95
Income/(Loss) from Operations:
Net investment income(b)	0.29		0.48	0.32
Net realized and unrealized gain/(loss) on investments	0.04		(0.95)	(0.19)

Total from Investment Operations	0.33		(0.47)	0.13

Less Distributions:
From investment income	(0.21)		(0.51)	(0.32)

Total Distributions	(0.21)		(0.51)	(0.32)

Net Increase/(Decrease) in Net Asset Value	0.12		(0.98)	(0.19)

Net Asset Value, End of Period	$8.90		$8.78	$9.76

Total Return(c)	3.76	%(d)	(5.09)%	1.45	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,988		$4,046	$2,699
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.59	%(e)	5.16%	5.16	%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)	1.49%	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.61	%(e)	1.60%	1.61	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.47	%(e)	5.07%	5.05	%(e)
Operating expenses including reimbursement/waiver	1.61	%(e)	1.58%	1.60	%(e)
Operating expenses excluding reimbursement/waiver	1.73	%(e)	1.69%	1.72	%(e)
Portfolio Turnover Rate	72	%(d)	95%	115	%(f)

(a) The Fund began offering Class A shares on May 1, 2013.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.

See Notes to Financial Statements	117	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$8.76		$9.74	$9.11	$8.31
Income/(Loss) from Operations:
Net investment income(b)	0.26		0.44	0.45	0.21
Net realized and unrealized gain/(loss) on investments	0.06		(0.95)	0.57	0.83

Total from Investment Operations	0.32		(0.51)	1.02	1.04

Less Distributions:
From investment income	(0.20)		(0.47)	(0.39)	(0.24)

Total Distributions	(0.20)		(0.47)	(0.39)	(0.24)

Net Increase/(Decrease) in Net Asset Value	0.12		(0.98)	0.63	0.80

Net Asset Value, End of Period	$8.88		$8.76	$9.74	$9.11

Total Return(c)	3.58	%(d)	(5.52)%	11.45%	12.56	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,633		$10,293	$7,629	$879
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.99	%(e)	4.74%	4.84%	5.90	%(e)
Operating expenses including reimbursement/waiver	1.94	%(e)	1.94%	1.94%	1.94	%(e)
Operating expenses excluding reimbursement/waiver	2.06	%(e)	2.05%	2.07%	2.30	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.87	%(e)	4.65%	4.73%	n/a
Operating expenses including reimbursement/waiver	2.06	%(e)	2.03%	2.05%	n/a
Operating expenses excluding reimbursement/waiver	2.18	%(e)	2.14%	2.17%	n/a
Portfolio Turnover Rate	72	%(d)	95%	115%	92	%(f)

(a) The Fund began offering Class C shares on July 31, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.

June 30, 2015	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$7.27		$8.17	$7.70		$6.70		$8.56
Income/(Loss) from Operations:
Net investment income(c)	0.25		0.42	0.44		0.61		0.25
Net realized and unrealized gain/(loss) on investments	0.04		(0.77)	0.50		0.82		(1.64)

Total from Investment Operations	0.29		(0.35)	0.94		1.43		(1.39)

Less Distributions:
From investment income	(0.23)		(0.55)	(0.47)		(0.43)		(0.47)

Total Distributions	(0.23)		(0.55)	(0.47)		(0.43)		(0.47)

Net Increase/(Decrease) in Net Asset Value	0.06		(0.90)	0.47		1.00		(1.86)

Net Asset Value, End of Period	$7.33		$7.27	$8.17		$7.70		$6.70

Total Return	3.98	%(d)	(4.60)%	12.42%		21.90%		(16.68	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$40,499		$72,641	$64,973		$19,269		$22
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.80	%(e)	5.38%	5.61%		8.25%		5.48	%(e)
Operating expenses including reimbursement/waiver	1.04	%(e)	1.04%	1.03	%(f)	0.99	%(g)	1.14	%(e)
Operating expenses excluding reimbursement/waiver	1.16	%(e)	1.15%	1.15%		1.32%		2.50	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.68	%(e)	5.29%	5.50%		n/a		n/a
Operating expenses including reimbursement/waiver	1.16	%(e)	1.13%	1.14	%(f)	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.28	%(e)	1.24%	1.26%		n/a		n/a
Portfolio Turnover Rate	72	%(d)	95%	115%		92%		93	%(h)

(a) Prior to May 1, 2013, the Forward International Dividend Fund Advisor Class was known as the Forward International Dividend Fund Class M.

(b) The Fund began offering Advisor Class shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 0.99% to 1.04%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	119	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$15.86		$17.39		$13.85	$11.57		$14.54	$12.15
Income/(Loss) from Operations:
Net investment income	0.09	(a)	0.10	(a)	0.07 (a)	0.08	(a)	0.09 (a)	0.10
Net realized and unrealized gain/(loss) on investments	1.91		(1.58)		3.80	2.43		(2.93)	2.41

Total from Investment Operations	2.00		(1.48)		3.87	2.51		(2.84)	2.51

Less Distributions:
From investment income	—		(0.05)		(0.33)	(0.23)		(0.13)	(0.12)

Total Distributions	—		(0.05)		(0.33)	(0.23)		(0.13)	(0.12)

Net Increase/(Decrease) in Net Asset Value	2.00		(1.53)		3.54	2.28		(2.97)	2.39

Net Asset Value, End of Period	$17.86		$15.86		$17.39	$13.85		$11.57	$14.54

Total Return	12.61	%(b)	(8.51)%		27.95%	21.70%		(19.49)%	20.69%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$33,695		$26,760		$38,523	$37,843		$51,814	$95,936
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.09	%(c)	0.57%		0.42%	0.66%		0.65%	0.60%
Operating expenses including reimbursement/waiver	1.64	%(c)	1.65	%(d)	1.69%	1.70	%(e)	1.62%	1.64%
Operating expenses excluding reimbursement/waiver	1.68	%(c)	1.67%		n/a	n/a		n/a	n/a
Portfolio Turnover Rate	35	%(b)	65%		86%	109%		79%	82%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.

(e) Affiliated management fee waiver represents less than 0.005%.

June 30, 2015	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$15.83		$17.38		$13.84	$11.57		$14.55	$12.16
Income/(Loss) from Operations:
Net investment income	0.11	(a)	0.15	(a)	0.12 (a)	0.15	(a)	0.13 (a)	0.12
Net realized and unrealized gain/(loss) on investments	1.92		(1.58)		3.81	2.40		(2.92)	2.44

Total from Investment Operations	2.03		(1.43)		3.93	2.55		(2.79)	2.56

Less Distributions:
From investment income	—		(0.12)		(0.39)	(0.28)		(0.19)	(0.17)

Total Distributions	—		(0.12)		(0.39)	(0.28)		(0.19)	(0.17)

Net Increase/(Decrease) in Net Asset Value	2.03		(1.55)		3.54	2.27		(2.98)	2.39

Net Asset Value, End of Period	$17.86		$15.83		$17.38	$13.84		$11.57	$14.55

Total Return	12.75	%(b)	(8.17)%		28.42%	22.03%		(19.18)%	21.10%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$144,985		$134,290		$166,601	$107,578		$280,888	$436,307
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.33	%(c)	0.89%		0.78%	1.14%		0.94%	0.94%
Operating expenses including reimbursement/waiver	1.29	%(c)	1.30	%(d)	1.34%	1.34	%(e)	1.27%	1.27%
Operating expenses excluding reimbursement/waiver	1.33	%(c)	1.32%		n/a	n/a		n/a	n/a
Portfolio Turnover Rate	35	%(b)	65%		86%	109%		79%	82%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.

(e) Affiliated management fee waiver represents less than 0.005%.

See Notes to Financial Statements	121	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$15.85		$17.39		$13.84	$11.57		$14.55	$12.04
Income/(Loss) from Operations:
Net investment income	0.12	(c)	0.11	(c)	0.15 (c)	0.17	(c)	0.15 (c)	0.13
Net realized and unrealized gain/(loss) on investments	1.90		(1.53)		3.77	2.38		(2.94)	2.55

Total from Investment Operations	2.02		(1.42)		3.92	2.55		(2.79)	2.68

Less Distributions:
From investment income	—		(0.12)		(0.37)	(0.28)		(0.19)	(0.17)

Total Distributions	—		(0.12)		(0.37)	(0.28)		(0.19)	(0.17)

Net Increase/(Decrease) in Net Asset Value	2.02		(1.54)		3.55	2.27		(2.98)	2.51

Net Asset Value, End of Period	$17.87		$15.85		$17.39	$13.84		$11.57	$14.55

Total Return	12.74	%(d)	(8.19)%		28.36%	22.08%		(19.18)%	22.30	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,054		$2,522		$3,299	$9,698		$59	$72
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.36	%(e)	0.64%		0.97%	1.32%		1.09%	1.19	%(e)
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34	%(f)	1.37%	1.37	%(g)	1.27%	1.29	%(e)
Operating expenses excluding reimbursement/waiver	1.38	%(e)	1.38%		n/a	n/a		n/a	n/a
Portfolio Turnover Rate	35	%(d)	65%		86%	109%		79%	82	%(h)

(a) Prior to May 1, 2013, the Forward International Small Companies Fund Advisor Class was known as the Forward International Small Companies Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.34%.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2015	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$19.73		$22.44	$23.70		$19.50	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.49		1.06	1.37		1.23	0.58
Net realized and unrealized gain/(loss) on investments	(0.37)		(2.49)	(1.50)		4.07	(5.52)

Total from Investment Operations	0.12		(1.43)	(0.13)		5.30	(4.94)

Less Distributions:
From investment income	(0.37)		(1.28)	(1.13)		(1.09)	(0.56)
Tax return of capital	—		—	—		(0.01)	(0.00	)(c)

Total Distributions	(0.37)		(1.28)	(1.13)		(1.10)	(0.56)

Net Increase/(Decrease) in Net Asset Value	(0.25)		(2.71)	(1.26)		4.20	(5.50)

Net Asset Value, End of Period	$19.48		$19.73	$22.44		$23.70	$19.50

Total Return	0.61	%(d)	(6.78)%	(0.62)%		27.81%	(19.87	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$40,673		$28,180	$23,348		$13,591	$1,026
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.22	%(e)	4.77%	6.01%		5.58%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.74	%(e)	1.74%	1.75	%(f)	1.79%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.05	%(e)	1.85%	1.97%		2.52%	2.96	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.03	%(e)	4.67%	5.89%		5.52%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.93	%(e)	1.84%	1.88	%(f)	1.85%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.24	%(e)	1.95%	2.09%		2.59%	2.96	%(e)
Portfolio Turnover Rate	65	%(d)	185%	210%		103%	147	%(d)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.79% to 1.74%.

See Notes to Financial Statements	123	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$19.72		$22.44	$23.68	$19.48	$24.37
Income/(Loss) from Operations:
Net investment income(b)	0.53		1.28	1.26	1.43	0.76
Net realized and unrealized gain/(loss) on investments	(0.37)		(2.64)	(1.29)	3.97	(5.03)

Total from Investment Operations	0.16		(1.36)	(0.03)	5.40	(4.27)

Less Distributions:
From investment income	(0.40)		(1.36)	(1.21)	(1.19)	(0.62)
Tax return of capital	—		—	—	(0.01)	(0.00	)(c)

Total Distributions	(0.40)		(1.36)	(1.21)	(1.20)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.24)		(2.72)	(1.24)	4.20	(4.89)

Net Asset Value, End of Period	$19.48		$19.72	$22.44	$23.68	$19.48

Total Return	0.80	%(d)	(6.50)%	(0.19)%	28.38%	(17.60	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,815		$19,144	$22,453	$32,070	$4,244
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.49	%(e)	5.80%	5.50%	6.45%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39%	1.39%	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.70	%(e)	1.56%	1.61%	1.99%	2.19	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.30	%(e)	5.70%	5.38%	6.38%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.58	%(e)	1.49%	1.51%	1.45%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.89	%(e)	1.66%	1.73%	2.05%	2.19	%(e)
Portfolio Turnover Rate	65	%(d)	185%	210%	103%	147	%(f)

(a) The Fund began offering Institutional Class shares on May 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through December 31, 2011.

June 30, 2015	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$19.70		$22.41	$23.69		$19.49	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.47		1.15	1.18		1.18	0.53
Net realized and unrealized gain/(loss) on investments	(0.41)		(2.71)	(1.46)		4.00	(5.57)

Total from Investment Operations	0.06		(1.56)	(0.28)		5.18	(5.04)

Less Distributions:
From investment income	(0.32)		(1.15)	(1.00)		(0.97)	(0.47)
Tax return of capital	—		—	—		(0.01)	(0.00	)(c)

Total Distributions	(0.32)		(1.15)	(1.00)		(0.98)	(0.47)

Net Increase/(Decrease) in Net Asset Value	(0.26)		(2.71)	(1.28)		4.20	(5.51)

Net Asset Value, End of Period	$19.44		$19.70	$22.41		$23.69	$19.49

Total Return(d)	0.32	%(e)	(7.34)%	(1.27)%		27.14%	(20.20	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,663		$1,487	$1,390		$709	$526
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.90	%(f)	5.29%	5.19%		5.43%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.34	%(f)	2.34%	2.35	%(g)	2.39%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.66	%(f)	2.55%	2.60%		3.42%	3.42	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.71	%(f)	5.19%	5.07%		5.36%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.53	%(f)	2.44%	2.47	%(g)	2.45%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.85	%(f)	2.65%	2.72%		3.48%	3.42	%(f)
Portfolio Turnover Rate	65	%(e)	185%	210%		103%	147	%(e)

(a) The Fund began offering Class C shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 2.39% to 2.34%.

See Notes to Financial Statements	125	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$19.72		$22.43	$23.69		$19.48	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.55		1.34	1.34		1.40	0.66
Net realized and unrealized gain/(loss) on investments	(0.40)		(2.70)	(1.40)		4.01	(5.56)

Total from Investment Operations	0.15		(1.36)	(0.06)		5.41	(4.90)

Less Distributions:
From investment income	(0.40)		(1.35)	(1.20)		(1.19)	(0.62)
Tax return of capital	—		—	—		(0.01)	(0.00	)(d)

Total Distributions	(0.40)		(1.35)	(1.20)		(1.20)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.25)		(2.71)	(1.26)		4.21	(5.52)

Net Asset Value, End of Period	$19.47		$19.72	$22.43		$23.69	$19.48

Total Return	0.73	%(e)	(6.50)%	(0.31)%		28.41%	(19.66	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,233		$1,149	$1,041		$1,214	$610
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.71	%(f)	6.13%	5.80%		6.43%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.44	%(f)	1.44%	1.42	%(g)	1.39%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.75	%(f)	1.65%	1.67%		2.41%	2.47	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.52	%(f)	6.03%	5.67%		6.37%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.63	%(f)	1.54%	1.54	%(g)	1.45%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.94	%(f)	1.75%	1.79%		2.47%	2.47	%(f)
Portfolio Turnover Rate	65	%(e)	185%	210%		103%	147	%(e)

(a) Prior to May 1, 2013, the Forward Select EM Dividend Fund Advisor Class was known as the Forward Select EM Dividend Fund Class M.

(b) The Fund began offering Advisor Class shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.44%.

June 30, 2015	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$22.34		$22.01		$15.98		$14.40		$16.71		$14.45
Income/(Loss) from Operations:
Net investment loss	(0.08	)(a)	(0.14	)(a)	(0.15	)(a)	(0.04	)(a)	(0.14	)(a)	(0.41)
Net realized and unrealized gain/(loss) on investments	0.75		0.47		6.18		1.62		(2.17)		2.67

Total from Investment Operations	0.67		0.33		6.03		1.58		(2.31)		2.26

Net Increase/(Decrease) in Net Asset Value	0.67		0.33		6.03		1.58		(2.31)		2.26

Net Asset Value, End of Period	$23.01		$22.34		$22.01		$15.98		$14.40		$16.71

Total Return	3.00	%(b)	1.50%		37.73%		10.97%		(13.82)%		15.64%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$20,594		$22,004		$26,287		$23,374		$29,976		$110,293
Ratios to Average Net Assets:
Net Investment loss including reimbursement/ waiver	(0.75	)%(c)	(0.65)%		(0.79)%		(0.27)%		(0.88)%		(1.13)%
Operating expenses including reimbursement/ waiver	1.49	%(c)(e)	1.47	%(d)(e)	1.42	%(e)(f)	1.35	%(e)(g)	1.34	%(h)	1.69%
Operating expenses excluding reimbursement/ waiver	1.87	%(c)	1.82%		1.72%		1.65%		1.60%		n/a
Portfolio Turnover Rate	69	%(b)	72%		115%		136%		234%		162%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2014, the annual expense limitation rate changed from 1.44% to 1.49%

(e) Affiliated management fee waiver represents less than 0.005%.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.44%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 1.29% to 1.39%.

(h) Effective February 1, 2011, the Advisor agreed to limit expenses at 1.29%.

See Notes to Financial Statements	127	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$23.59		$23.17		$16.77		$15.07		$17.37		$14.98
Income/(Loss) from Operations:
Net investment loss	(0.05	)(a)	(0.08	)(a)	(0.10	)(a)	(0.02	)(a)	(0.11	)(a)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.80		0.50		6.50		1.72		(2.19)		2.50

Total from Investment Operations	0.75		0.42		6.40		1.70		(2.30)		2.39

Net Increase/(Decrease) in Net Asset Value	0.75		0.42		6.40		1.70		(2.30)		2.39

Net Asset Value, End of Period	$24.34		$23.59		$23.17		$16.77		$15.07		$17.37

Total Return	3.18	%(b)	1.81%		38.08%		11.35%		(13.24)%		15.96%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,717		$4,213		$6,724		$7,397		$17,812		$229,643
Ratios to Average Net Assets:
Net Investment loss including reimbursement/waiver	(0.40	)%(c)	(0.33)%		(0.50)%		(0.11)%		(0.62)%		(0.82)%
Operating expenses including reimbursement/waiver	1.14	%(c)(d)	1.14	%(d)	1.12	%(d)(e)	1.04	%(d)(f)	1.03	%(g)	1.38%
Operating expenses excluding reimbursement/waiver	1.52	%(c)	1.48%		1.42%		1.35%		1.32%		n/a
Portfolio Turnover Rate	69	%(b)	72%		115%		136%		234%		162%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Affiliated management fee waiver represents less than 0.005%.

(e) Effective May 1, 2013, the annual expense limitation rate changed from 1.09% to 1.14%.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 0.99% to 1.09%.

(g) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

June 30, 2015	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$23.47		$23.06		$16.70		$15.01		$17.37		$14.30
Income/(Loss) from Operations:
Net investment income/(loss)	(0.05	)(c)	(0.09	)(c)	(0.11	)(c)	0.03	(c)	(0.09	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.79		0.50		6.47		1.66		(2.27)		3.14

Total from Investment Operations	0.74		0.41		6.36		1.69		(2.36)		3.07

Net Increase/(Decrease) in Net Asset Value	0.74		0.41		6.36		1.69		(2.36)		3.07

Net Asset Value, End of Period	$24.21		$23.47		$23.06		$16.70		$15.01		$17.37

Total Return	3.15	%(d)	1.78%		38.00%		11.33%		(13.59)%		21.47	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,566		$2,751		$3,088		$2,685		$154		$103
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.45	)%(e)	(0.37)%		(0.53)%		0.21%		(0.57)%		(0.80	)%(e)
Operating expenses including reimbursement/waiver	1.19	%(e)(f)	1.19	%(f)	1.16	%(f)(g)	1.05	%(f)(h)	1.03	%(i)	1.41	%(e)
Operating expenses excluding reimbursement/waiver	1.57	%(e)	1.54%		1.45%		1.36%		1.15%		n/a
Portfolio Turnover Rate	69	%(d)	72%		115%		136%		234%		162	%(j)

(a) Prior to May 1, 2013, the Forward Small Cap Equity Fund Advisor Class was known as the Forward Small Cap Equity Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Affiliated management fee waiver represents less than 0.005%.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.09% to 1.19%.

(h) Effective May 1, 2012, the annual expense limitation rate changed from 0.99% to 1.09%.

(i) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	129	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.93		$25.67		$25.72	$24.04		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.19)		(0.17)		(0.46)	(0.36)		(0.66)
Net realized and unrealized gain/(loss) on investments	(1.25)		0.31		0.49	3.33		(0.25)

Total from Investment Operations	(1.44)		0.14		0.03	2.97		(0.91)

Less Distributions:
From capital gains	—		(1.88)		(0.08)	(1.29)		(0.05)

Total Distributions	—		(1.88)		(0.08)	(1.29)		(0.05)

Net Increase/(Decrease) in Net Asset Value	(1.44)		(1.74)		(0.05)	1.68		(0.96)

Net Asset Value, End of Period	$22.49		$23.93		$25.67	$25.72		$24.04

Total Return	(6.02	)%(c)	0.40%		0.12%	12.45%		(3.65)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,548		$13,651		$11,197	$16,949		$12,098
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.69	)%(d)	(0.65)%		(1.77)%	(1.41)%		(2.69)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.74	%(d)	1.77	%(e)	1.84%	2.25	%(f)	2.71	%(g)
Operating expenses excluding reimbursement/waiver	2.20	%(d)	1.87%		1.84%	2.46%		2.91%
Portfolio Turnover Rate	1,071	%(c)	9,956%		11,621%	6,025%		0%

(a) The Fund began offering Investor Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired and effective August 1, 2014, the Advisor agreed to limit expenses at 1.74%.

(f) Effective November 1, 2012, the annual expense limitation rate changed from 2.34% to 1.84%.

(g) Effective October 1, 2011, the annual expense limitation rate changed from 2.84% to 2.34%.

June 30, 2015	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.23		$25.88		$25.83	$24.12		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.16)		(0.12)		(0.37)	(0.23)		(0.57)
Net realized and unrealized gain/(loss) on investments	(1.27)		0.35		0.50	3.30		(0.26)

Total from Investment Operations	(1.43)		0.23		0.13	3.07		(0.83)

Less Distributions:
From capital gains	—		(1.88)		(0.08)	(1.36)		(0.05)

Total Distributions	—		(1.88)		(0.08)	(1.36)		(0.05)

Net Increase/(Decrease) in Net Asset Value	(1.43)		(1.65)		0.05	1.71		(0.88)

Net Asset Value, End of Period	$22.80		$24.23		$25.88	$25.83		$24.12

Total Return	(5.90	)%(c)	0.75%		0.51%	12.79%		(3.29)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,476		$11,543		$28,406	$17,804		$11,816
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.34	)%(d)	(0.45)%		(1.42)%	(0.89)%		(2.33)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.39	%(d)	1.41	%(e)	1.49%	1.88	%(f)	2.36	%(g)
Operating expenses excluding reimbursement/waiver	1.85	%(d)	1.51%		1.49%	2.11%		2.71%
Portfolio Turnover Rate	1,071	%(c)	9,956%		11,621%	6,025%		0%

(a) The Fund began offering Institutional Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired and effective August 1, 2014 the Advisor agreed to limit expenses at 1.39%.

(f) Effective November 1, 2012, the annual expense limitation rate changed from 1.99% to 1.49%.

(g) Effective October 1, 2011, the annual expense limitation rate changed from 2.49% to 1.99%.

See Notes to Financial Statements	131	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.79		$25.57		$25.66	$23.98		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.21)		(0.35)		(0.50)	(0.41)		(0.69)
Net realized and unrealized gain/(loss) on investments	(1.24)		0.45		0.49	3.34		(0.28)

Total from Investment Operations	(1.45)		0.10		(0.01)	2.93		(0.97)

Less Distributions:
From capital gains	—		(1.88)		(0.08)	(1.25)		(0.05)

Total Distributions	—		(1.88)		(0.08)	(1.25)		(0.05)

Net Increase/(Decrease) in Net Asset Value	(1.45)		(1.78)		(0.09)	1.68		(1.02)

Net Asset Value, End of Period	$22.34		$23.79		$25.57	$25.66		$23.98

Total Return(c)	(6.09	)%(d)	0.24%		(0.03)%	12.31%		(3.90)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$483		$759		$3,351	$3,602		$2,578
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.83	)%(e)	(1.32)%		(1.92)%	(1.61)%		(2.83)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.89	%(e)	1.92	%(f)	1.99%	2.40	%(g)	2.86	%(h)
Operating expenses excluding reimbursement/waiver	2.35	%(e)	1.96%		1.99%	2.61%		3.10%
Portfolio Turnover Rate	1,071	%(d)	9,956%		11,621%	6,025%		0%

(a) The Fund began offering Class A shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired and effective August 1, 2014, the Advisor agreed to limit expenses at 1.89%.

(g) Effective November 1, 2012, the annual expense limitation rate changed from 2.49% to 1.99%.

(h) Effective October 1, 2011, the annual expense limitation rate changed from 2.99% to 2.49%.

June 30, 2015	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.42		$25.31		$25.51	$23.88		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.26)		(0.35)		(0.61)	(0.51)		(0.81)
Net realized and unrealized gain/(loss) on investments	(1.22)		0.34		0.49	3.30		(0.26)

Total from Investment Operations	(1.48)		(0.01)		(0.12)	2.79		(1.07)

Less Distributions:
From capital gains	—		(1.88)		(0.08)	(1.16)		(0.05)

Total Distributions	—		(1.88)		(0.08)	(1.16)		(0.05)

Net Increase/(Decrease) in Net Asset Value	(1.48)		(1.89)		(0.20)	1.63		(1.12)

Net Asset Value, End of Period	$21.94		$23.42		$25.31	$25.51		$23.88

Total Return(c)	(6.32	)%(d)	(0.19)%		(0.47)%	11.77%		(4.29)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,109		$1,609		$1,955	$3,247		$2,163
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(2.29	)%(e)	(1.35)%		(2.37)%	(2.00)%		(3.29)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.34	%(e)	2.37	%(f)	2.44%	2.84	%(g)	3.31	%(h)
Operating expenses excluding reimbursement/waiver	2.80	%(e)	2.46%		2.44%	3.06%		3.53%
Portfolio Turnover Rate	1,071	%(d)	9,956%		11,621%	6,025%		0%

(a) The Fund began offering Class C shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired and effective August 1, 2014, the Advisor agreed to limit expenses at 2.34%.

(g) Effective November 1, 2012, the annual expense limitation rate changed from 2.94% to 2.44%.

(h) Effective October 1, 2011, the annual expense limitation rate changed from 3.44% to 2.94%.

See Notes to Financial Statements	133	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$24.18		$25.85		$25.79		$24.12		$25.56
Income/(Loss) from Operations:
Net investment loss(c)	(0.17)		(0.13)		(0.36)		(0.02)		(0.40)
Net realized and unrealized gain/(loss) on investments	(1.28)		0.34		0.50		3.09		(0.99)

Total from Investment Operations	(1.45)		0.21		0.14		3.07		(1.39)

Less Distributions:
From capital gains	—		(1.88)		(0.08)		(1.40)		(0.05)

Total Distributions	—		(1.88)		(0.08)		(1.40)		(0.05)

Net Increase/(Decrease) in Net Asset Value	(1.45)		(1.67)		0.06		1.67		(1.44)

Net Asset Value, End of Period	$22.73		$24.18		$25.85		$25.79		$24.12

Total Return	(6.00	)%(d)	0.67%		0.55%		12.78%		(5.41	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$248		$3,017		$74,041		$91		$84
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.40	)%(e)	(0.50)%		(1.41)%		(0.09)%		(2.28	)%(e)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.44	%(e)	1.47	%(f)	1.47	%(g)	1.79	%(h)	2.31	%(e)(i)
Operating expenses excluding reimbursement/waiver	1.83	%(e)	1.48%		1.47%		1.98%		2.38	%(e)
Portfolio Turnover Rate	1,071	%(d)	9,956%		11,621%		6,025%		0	%(j)

(a) Prior to May 1, 2013, the Forward Tactical Enhanced Fund Advisor Class was known as the Forward Tactical Enhanced Fund Class M.

(b) The Fund began offering Advisor Class shares on April 15, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired and effective August 1, 2014, the Advisor agreed to limit expenses at 1.44%.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.49% to 1.54%.

(h) Effective November 1, 2012, the annual expense limitation rate changed from 1.99% to 1.49%.

(i) Effective October 1, 2011, the annual expense limitation rate changed from 2.49% to 1.99%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$25.55		$26.17		$25.06		$24.73		$26.26		$25.69
Income/(Loss) from Operations:
Net investment loss	(0.07	)(a)	(0.30	)(a)	(0.40	)(a)	(0.39	)(a)	(0.38	)(a)	(0.24)
Net realized and unrealized gain/(loss) on investments	(0.43)		0.81		4.20		1.57		(1.02)		0.81

Total from Investment Operations	(0.50)		0.51		3.80		1.18		(1.40)		0.57

Less Distributions:
From capital gains	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Total Distributions	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	(0.50)		(0.62)		1.11		0.33		(1.53)		0.57

Net Asset Value, End of Period	$25.05		$25.55		$26.17		$25.06		$24.73		$26.26

Total Return	(1.96	)%(b)	1.98%		15.31%		4.81%		(5.36)%		2.22%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$118,611		$138,946		$164,319		$187,066		$251,617		$313,875
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.53	)%(c)	(1.17)%		(1.48)%		(1.49)%		(1.44)%		(1.05)%
Operating expenses including reimbursement/waiver	1.75	%(c)	1.74%		1.74%		1.72%		1.80	%(d)	1.80%
Operating expenses excluding reimbursement/waiver	1.75	%(c)	1.74%		1.74%		1.72%		1.80%		1.80%
Portfolio Turnover Rate	184	%(b)	607%		1,797%		574%		387%		762%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	135	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$26.04		$26.56		$25.34		$24.91		$26.37		$25.71
Income/(Loss) from Operations:
Net investment loss	(0.03	)(a)	(0.22	)(a)	(0.31	)(a)	(0.30	)(a)	(0.30	)(a)	(0.17)
Net realized and unrealized gain/(loss) on investments	(0.43)		0.83		4.26		1.58		(1.03)		0.83

Total from Investment Operations	(0.46)		0.61		3.95		1.28		(1.33)		0.66

Less Distributions:
From capital gains	—		(1.13)		(2.73)		(0.85)		(0.13)		—

Total Distributions	—		(1.13)		(2.73)		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	(0.46)		(0.52)		1.22		0.43		(1.46)		0.66

Net Asset Value, End of Period	$25.58		$26.04		$26.56		$25.34		$24.91		$26.37

Total Return	(1.77	)%(b)	2.33%		15.74%		5.14%		(5.04)%		2.57%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$41,094		$53,957		$62,760		$61,602		$70,110		$151,485
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.25	)%(c)	(0.82)%		(1.13)%		(1.14)%		(1.14)%		(0.70)%
Operating expenses including reimbursement/waiver	1.40	%(c)	1.39%		1.39%		1.38%		1.45	%(d)	1.44%
Operating expenses excluding reimbursement/waiver	1.40	%(c)	1.39%		1.39%		1.38%		1.45%		1.44%
Portfolio Turnover Rate	184	%(b)	607%		1,797%		574%		387%		762%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2011, the expense limitation agreement expired.

June 30, 2015	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$25.30		$25.96		$24.92		$24.62		$26.19		$26.19
Income/(Loss) from Operations:
Net investment loss	(0.09	)(b)	(0.35	)(b)	(0.43	)(b)	(0.43	)(b)	(0.41	)(b)	(0.10)
Net realized and unrealized gain/(loss) on investments	(0.42)		0.82		4.16		1.58		(1.03)		0.10

Total from Investment Operations	(0.51)		0.47		3.73		1.15		(1.44)		0.00

Less Distributions:
From capital gains	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Total Distributions	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	(0.51)		(0.66)		1.04		0.30		(1.57)		0.00

Net Asset Value, End of Period	$24.79		$25.30		$25.96		$24.92		$24.62		$26.19

Total Return(c)	(2.02	)%(d)	1.84%		15.11%		4.67%		(5.49)%		0.00	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$51,527		$59,769		$109,402		$112,734		$161,901		$74,910
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.71	)%(e)	(1.38)%		(1.63)%		(1.65)%		(1.58)%		(0.99	)%(e)
Operating expenses including reimbursement/waiver	1.90	%(e)	1.88%		1.89%		1.88%		1.94	%(f)	2.00	%(e)
Operating expenses excluding reimbursement/waiver	1.90	%(e)	1.88%		1.89%		1.88%		1.94%		2.00	%(e)
Portfolio Turnover Rate	184	%(d)	607%		1,797%		574%		387%		762	%(g)

(a) The Fund began offering Class A shares on March 12, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the expense limitation agreement expired.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	137	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$24.63		$25.42		$24.55		$24.39		$26.06		$25.65
Income/(Loss) from Operations:
Net investment loss	(0.14	)(a)	(0.44	)(a)	(0.54	)(a)	(0.53	)(a)	(0.53	)(a)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.41)		0.78		4.10		1.54		(1.01)		0.63

Total from Investment Operations	(0.55)		0.34		3.56		1.01		(1.54)		0.41

Less Distributions:
From capital gains	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Total Distributions	—		(1.13)		(2.69)		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	(0.55)		(0.79)		0.87		0.16		(1.67)		0.41

Net Asset Value, End of Period	$24.08		$24.63		$25.42		$24.55		$24.39		$26.06

Total Return(b)	(2.23	)%(c)	1.36%		14.65%		4.14%		(5.90)%		1.60%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$67,272		$85,792		$96,193		$115,442		$139,604		$119,659
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.19	)%(d)	(1.76)%		(2.09)%		(2.09)%		(2.04)%		(1.57)%
Operating expenses including reimbursement/waiver	2.35	%(d)	2.34%		2.34%		2.32%		2.39	%(e)	2.41%
Operating expenses excluding reimbursement/waiver	2.35	%(d)	2.34%		2.34%		2.32%		2.39%		2.41%
Portfolio Turnover Rate	184	%(c)	607%		1,797%		574%		387%		762%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the expense limitation agreement expired.

June 30, 2015	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$26.04		$26.57		$25.35		$24.92		$26.37		$25.58
Income/(Loss) from Operations:
Net investment loss	(0.04	)(c)	(0.22	)(c)	(0.31	)(c)	(0.29	)(c)	(0.28	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.43)		0.82		4.25		1.57		(1.04)		0.86

Total from Investment Operations	(0.47)		0.60		3.94		1.28		(1.32)		0.79

Less Distributions:
From capital gains	—		(1.13)		(2.72)		(0.85)		(0.13)		—

Total Distributions	—		(1.13)		(2.72)		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	(0.47)		(0.53)		1.22		0.43		(1.45)		0.79

Net Asset Value, End of Period	$25.57		$26.04		$26.57		$25.35		$24.92		$26.37

Total Return	(1.80	)%(d)	2.30%		15.70%		5.13%		(5.00)%		3.09	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$408,694		$521,267		$509,404		$447,928		$288,948		$197,655
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.28	)%(e)	(0.85)%		(1.16)%		(1.11)%		(1.08)%		(0.57	)%(e)
Operating expenses including reimbursement/waiver	1.45	%(e)	1.44%		1.43%		1.37%		1.44	%(f)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.45	%(e)	1.44%		1.43%		1.37%		1.44%		1.49	%(e)
Portfolio Turnover Rate	184	%(d)	607%		1,797%		574%		387%		762	%(g)

(a) Prior to May 1, 2013, the Forward Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the expense limitation agreement expired.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	139	June 30, 2015

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)(a)		Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$21.11		$21.07	$20.21	$27.02		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.11)		(0.18)	(0.22)	(0.23)		(0.20)
Net realized and unrealized gain/(loss) on investments	(2.36)		0.22	2.04	(6.58)		2.61

Total from Investment Operations	(2.47)		0.04	1.82	(6.81)		2.41

Less Distributions:
From investment income	—		—	(0.95)	—		(0.39)
Tax return of capital	—		—	(0.01)	—		(0.00	)(d)

Total Distributions	—		—	(0.96)	—		(0.39)

Net Increase/(Decrease) in Net Asset Value	(2.47)		0.04	0.86	(6.81)		2.02

Net Asset Value, End of Period	$18.64		$21.11	$21.07	$20.21		$27.02

Total Return	(11.70	)%(e)	0.19%	9.04%	(25.20)%		9.66%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$17,042		$18,418	$24,649	$22,093		$48,141
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.08	)%(f)	(0.89)%	(1.03)%	(0.93)%		(0.74)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.11	%(f)	1.82%	1.77%	1.70	%(g)	1.87%
Operating expenses excluding reimbursement/waiver	2.11	%(f)	1.82%	1.77%	1.70%		1.90%
Portfolio Turnover Rate	20	%(e)	41%	59%	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Investor Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the expense limitation agreement expired.

June 30, 2015	140	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)(a)		Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$21.32		$21.20	$20.33	$27.06		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.07)		(0.11)	(0.14)	(0.14)		(0.12)
Net realized and unrealized gain/(loss) on investments	(2.39)		0.23	2.03	(6.59)		2.61

Total from Investment Operations	(2.46)		0.12	1.89	(6.73)		2.49

Less Distributions:
From investment income	—		—	(1.01)	—		(0.43)
Tax return of capital	—		—	(0.01)	—		(0.00	)(d)

Total Distributions	—		—	(1.02)	—		(0.43)

Net Increase/(Decrease) in Net Asset Value	(2.46)		0.12	0.87	(6.73)		2.06

Net Asset Value, End of Period	$18.86		$21.32	$21.20	$20.33		$27.06

Total Return	(11.54	)%(e)	0.57%	9.36%	(24.87)%		9.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,898		$19,801	$29,198	$49,467		$66,255
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.73	)%(f)	(0.54)%	(0.68)%	(0.57)%		(0.46)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.74	%(f)	1.46%	1.41%	1.35	%(g)	1.52%
Operating expenses excluding reimbursement/waiver	1.74	%(f)	1.46%	1.41%	1.35%		1.55%
Portfolio Turnover Rate	20	%(e)	41%	59%	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Institutional Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the expense limitation agreement expired.

See Notes to Financial Statements	141	June 30, 2015

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)(a)		Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.80		$20.89	$20.04	$26.95		$28.49
Income/(Loss) from Operations:
Net investment loss(c)	(0.16)		(0.30)	(0.34)	(0.36)		(0.25)
Net realized and unrealized gain/(loss) on investments	(2.33)		0.21	2.01	(6.55)		(0.97)

Total from Investment Operations	(2.49)		(0.09)	1.67	(6.91)		(1.22)

Less Distributions:
From investment income	—		—	(0.81)	—		(0.32)
Tax return of capital	—		—	(0.01)	—		(0.00	)(d)

Total Distributions	—		—	(0.82)	—		(0.32)

Net Increase/(Decrease) in Net Asset Value	(2.49)		(0.09)	0.85	(6.91)		(1.54)

Net Asset Value, End of Period	$18.31		$20.80	$20.89	$20.04		$26.95

Total Return(e)	(11.97	)%(f)	(0.43)%	8.38%	(25.61)%		(4.32	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,417		$3,521	$4,798	$5,540		$5,180
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(1.68	)%(g)	(1.49)%	(1.62)%	(1.52)%		(1.40	)%(g)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.70	%(g)	2.41%	2.36%	2.31	%(h)	2.47	%(g)
Operating expenses excluding reimbursement/waiver	2.70	%(g)	2.41%	2.36%	2.31%		2.49	%(g)
Portfolio Turnover Rate	20	%(f)	41%	59%	90%		39	%(i)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class C shares on May 4, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2012, the expense limitation agreement expired.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	142	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)(a)		Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)(b)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(c)
Net Asset Value, Beginning of Period	$21.22		$21.12	$20.27	$26.99		$26.66
Income/(Loss) from Operations:
Net investment loss(d)	(0.08)		(0.12)	(0.15)	(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	(2.37)		0.22	2.03	(6.59)		0.70

Total from Investment Operations	(2.45)		0.10	1.88	(6.72)		0.69

Less Distributions:
From investment income	—		—	(1.02)	—		(0.36)
Tax return of capital	—		—	(0.01)	—		(0.00	)(e)

Total Distributions	—		—	(1.03)	—		(0.36)

Net Increase/(Decrease) in Net Asset Value	(2.45)		0.10	0.85	(6.72)		0.33

Net Asset Value, End of Period	$18.77		$21.22	$21.12	$20.27		$26.99

Total Return	(11.55	)%(f)	0.47%	9.32%	(25.12)%		2.91	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,060		$14,343	$50,007	$34,297		$1,728
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.78	)%(g)	(0.59)%	(0.70)%	(0.56)%		(0.27	)%(g)
Operating expenses including reimbursement/waiver	1.80	%(g)	1.51%	1.44%	1.37	%(h)	1.52	%(g)
Operating expenses excluding reimbursement/waiver	1.80	%(g)	1.51%	1.44%	1.37%		3.19	%(g)
Portfolio Turnover Rate	20	%(f)	41%	59%	90%		39	%(i)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2013, the Forward Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.

(c) The Fund began offering Advisor Class shares on December 7, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2012, the expense limitation agreement expired.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	143	June 30, 2015

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Class Z
	Six Months Ended June 30, 2015 (Unaudited)(a)		Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$21.31		$21.17	$20.31	$27.03		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.07)		(0.10)	(0.13)	(0.14)		(0.02)
Net realized and unrealized gain/(loss) on investments	(2.38)		0.24	2.03	(6.58)		2.49

Total from Investment Operations	(2.45)		0.14	1.90	(6.72)		2.47

Less Distributions:
From investment income	—		—	(1.03)	—		(0.44)
Tax return of capital	—		—	(0.01)	—		(0.00	)(d)

Total Distributions	—		—	(1.04)	—		(0.44)

Net Increase/(Decrease) in Net Asset Value	(2.45)		0.14	0.86	(6.72)		2.03

Net Asset Value, End of Period	$18.86		$21.31	$21.17	$20.31		$27.03

Total Return	(11.50	)%(e)	0.66%	9.41%	(24.86)%		9.89%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,076		$3,920	$6,626	$5,756		$10,798
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.68	)%(f)	(0.49)%	(0.63)%	(0.56)%		(0.06)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.71	%(f)	1.41%	1.36%	1.33	%(g)	1.44%
Operating expenses excluding reimbursement/waiver	1.71	%(f)	1.41%	1.36%	1.33%		1.45%
Portfolio Turnover Rate	20	%(e)	41%	59%	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class Z shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the expense limitation agreement expired.

June 30, 2015	144	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2015, the Trust has 29 registered funds. This semi-annual report describes 12 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights include the Forward Credit Analysis Long/Short Fund (“Credit Analysis Long/Short Fund”), the Forward Dynamic Income Fund (“Dynamic Income Fund”), the Forward EM Corporate Debt Fund (“EM Corporate Debt Fund”), the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward Global Dividend Fund (“Global Dividend Fund”), the Forward International Dividend Fund (“International Dividend Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Select EM Dividend Fund (“Select EM Dividend Fund”), the Forward Small Cap Equity Fund (“Small Cap Equity Fund”), the Forward Tactical Enhanced Fund (“Tactical Enhanced Fund”), the Forward Tactical Growth Fund (“Tactical Growth Fund”), and the Forward Commodity Long/Short Strategy Fund (“Commodity Long/Short Strategy Fund”).

The Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Dynamic Income Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index through the use of a dividend-harvesting strategy and a tactical allocation strategy. The EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income) by investing primarily in a portfolio of fixed income securities of companies located in emerging market countries. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market companies. The Global Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in equity securities of dividend paying companies. The International Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the U.S. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the U.S. The Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income and invests primarily in equity securities of dividend paying companies located in emerging market countries. The Small Cap Equity Fund seeks to achieve high total return and invests primarily in equity securities of small capitalization companies. The Tactical Enhanced Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Tactical Growth Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of ETFs and futures on securities indices providing exposure to U.S. and non U.S. issuers. The Commodity Long/Short Strategy Fund seeks long term total return and seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Credit Analysis Long/Short Fund, the Dynamic Income Fund and the Commodity Long/Short Strategy Fund are each classified as a non-diversified fund under the 1940 Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the

145	June 30, 2015

Notes to Financial Statements (Unaudited)

financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2015.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask prices for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on

June 30, 2015	146

Notes to Financial Statements (Unaudited)

their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., an issuer may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans,

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which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold and, thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity, related index or reference asset. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs, which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy, such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded.

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Notes to Financial Statements (Unaudited)

MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well-established dealers or institutions that Forward Management, or the appropriate sub-advisor, has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. The Funds held no repurchase agreements as of June 30, 2015.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is

149	June 30, 2015

Notes to Financial Statements (Unaudited)

then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. The Funds held no securities sold short as of June 30, 2015.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes in which a Fund may invest, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

June 30, 2015	150

Notes to Financial Statements (Unaudited)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3		Total
Credit Analysis Long/Short Fund
Municipal Bonds(a)	—	$86,324,611	—		$86,324,611
Short-Term Securities	—	11,326,822	—		11,326,822

Total	—	$97,651,433	—		$97,651,433

Dynamic Income Fund
Common Stocks(a)	$23,502,348	$—	—		$23,502,348
Exchange-Traded Funds	218,680	—	—		218,680
Limited Partnerships(a)	938,736	—	—		938,736
Preferred Stocks(a)	5,645,978	—	—		5,645,978
Corporate Bonds(a)	—	483,125	—		483,125

Total	$30,305,742	$483,125	—		$30,788,867

EM Corporate Debt Fund
Foreign Government Obligations(a)	—	$13,280,244	—		$13,280,244
Asset-Backed Securities(a)	—	242,459	—		242,459
Contingent Convertible Securities(a)	—	7,467,832	—		7,467,832
Corporate Bonds(a)	—	316,243,163	—		316,243,163

Total	—	$337,233,698	—		$337,233,698

Emerging Markets Fund
Common Stocks
Greece	$—	$—	$151,183	(b)	$151,183
South Korea	254,127	67,237	—		321,364
Other(a)	8,892,468	—	—		8,892,468
Loan Participation Notes(a)	—	568,202	—		568,202
Warrants(a)	—	6,649	—		6,649

Total	$9,146,595	$642,088	$151,183		$9,939,866

Global Dividend Fund
Common Stocks(a)	$11,760,506	$—	—		$11,760,506
Limited Partnerships(a)	156,522	—	—		156,522
Preferred Stocks(a)	135,304	—	—		135,304
Collateralized Mortgage Obligations(a)	—	84,364	—		84,364
Warrants(a)	—	12,151	—		12,151

Total	$12,052,332	$96,515	—		$12,148,847

International Dividend Fund
Common Stocks(a)	$272,956,714	$—	—		$272,956,714
Preferred Stocks(a)	8,717,389	—	—		8,717,389
Loan Participation Notes(a)	—	16,968,553	—		16,968,553
Collateralized Mortgage Obligations(a)	—	2,631,760	—		2,631,760
Corporate Bonds(a)	—	8,866,781	—		8,866,781
Warrants(a)	—	371,801	—		371,801

Total	$281,674,103	$28,838,895	—		$310,512,998

151	June 30, 2015

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
International Small Companies Fund
Common Stocks(a)	$170,779,665	—	—	$170,779,665
Exchange-Traded Funds(a)	3,760,174	—	—	3,760,174
Preferred Stocks(a)	1,789,484	—	—	1,789,484

Total	$176,329,323	—	—	$176,329,323

Select EM Dividend Fund
Common Stocks
South Korea	$1,147,206	$336,187	—	$1,483,393
Other(a)	53,489,842	—	—	53,489,842
Preferred Stocks(a)	539,116	—	—	539,116
Loan Participation Notes(a)	—	5,507,226	—	5,507,226
Collateralized Mortgage Obligations(a)	—	785,698	—	785,698
Corporate Bonds(a)	—	849,571	—	849,571
Warrants(a)	—	71,768	—	71,768

Total	$55,176,164	$7,550,450	—	$62,726,614

Small Cap Equity Fund
Common Stocks(a)	$24,434,681	—	—	$24,434,681
Affiliated Investment Companies	350,051	—	—	350,051

Total	$24,784,732	—	—	$24,784,732

Tactical Growth Fund
Exchange-Traded Funds	$347,926,023	—	—	$347,926,023

Total	$347,926,023	—	—	$347,926,023

Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$6,139,134	—	$6,139,134
Asset-Backed Securities	—	1,199,720	—	1,199,720
Collateralized Mortgage Obligations(a)	—	2,346,137	—	2,346,137
Corporate Bonds(a)	—	6,497,532	—	6,497,532
Municipal Bonds	—	8,054,180	—	8,054,180
U.S. Treasury Bonds & Notes	—	6,102,108	—	6,102,108

Total	—	$30,338,811	—	$30,338,811

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

(b) Represents security traded on the Athens Stock Exchange which was halted at June 30, 2015. Security was fair valued using the last traded price adjusted based on correlation to other foreign market benchmarks.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Credit Analysis Long/Short Fund
Assets
Futures Contracts	$91,565	—	—	$91,565

Total	$91,565	—	—	$91,565

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Notes to Financial Statements (Unaudited)

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Dynamic Income Fund
Liabilities
Futures Contracts	$(117,950)	—	—	$(117,950)

Total	$(117,950)	—	—	$(117,950)

Emerging Markets Fund
Liabilities
Futures Contracts	$(7,753)	—	—	$(7,753)

Total	$(7,753)	—	—	$(7,753)

International Dividend Fund
Liabilities
Futures Contracts	$(146,632)	—	—	$(146,632)

Total	$(146,632)	—	—	$(146,632)

Select EM Dividend Fund
Liabilities
Futures Contracts	$(11,445)	—	—	$(11,445)

Total	$(11,445)	—	—	$(11,445)

Tactical Enhanced Fund
Liabilities
Futures Contracts	$(316,389)	—	—	$(316,389)

Total	$(316,389)	—	—	$(316,389)

Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$16,998	—	$16,998
Liabilities
Total Return Swap Contracts	—	(95,536)	—	(95,536)

Total	—	$(78,538)	—	$(78,538)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as swap contracts and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2015 the only transfers of securities from Level 2 to Level 1 were for the Global Dividend Fund, the International Dividend Fund, and the International Small Companies Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2014. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. No other Funds had transfers from Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Fund	Common Stocks
Balance as of December 31, 2014	$—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)(a)	(27,178)
Purchases	—
Sales Proceeds	—
Transfer into Level 3	178,361
Transfer out of Level 3	—

Balance as of June 30, 2015	$151,183

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2015	$(111,793)

(a) Net unrealized appreciation/(depreciation) is included in the related amount on investments in the Statement of Operations.

153	June 30, 2015

Notes to Financial Statements (Unaudited)

As of June 30, 2015, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange. The Fund may enter into these contracts for the purpose of hedging against foreign

June 30, 2015	154

Notes to Financial Statements (Unaudited)

exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/ (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/ (loss) in the Statement of Operations. As of June 30, 2015, the Funds held no forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of June 30, 2015, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 6/30/15
Credit Analysis Long/Short Fund	$91,565
Dynamic Income Fund	(117,950)
Emerging Markets Fund	(7,753)
International Dividend Fund	(146,632)
Select EM Dividend Fund	(11,445)
Tactical Enhanced Fund	(316,389)

No other Funds held futures contracts as of June 30, 2015.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund

155	June 30, 2015

Notes to Financial Statements (Unaudited)

has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options as of June 30, 2015.

Written option activity for the six months ended June 30, 2015 was as follows:

	Written Put Options
Tactical Growth Fund	Number Of Contracts	Contract Premium
Outstanding, at beginning of year December 31, 2014	(2,500)	$(493,750)

Options written	—	—
Options exercised or closed	2,500	493,750
Options expired	—	—

Outstanding, June 30, 2015	—	$—

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total

June 30, 2015	156

Notes to Financial Statements (Unaudited)

net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2015, the EM Corporate Debt Fund and the Commodity Long/Short Strategy Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of June 30, 2015, the Commodity Long/Short Strategy Fund held swap agreements and has disclosed the details in the Portfolio of Investments. No other Funds held swap agreements as of June 30, 2015.

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

157	June 30, 2015

Notes to Financial Statements (Unaudited)

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2015(a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value		Liabilities Derivatives Balance Sheet Location	Fair Value
Credit Analysis Long/Short Fund
Interest Rate Contracts (Futures Contracts)	Variation margin receivable	$91,565	(b)		—

Total		$91,565			—

Dynamic Income Fund
Equity Contracts (Futures Contracts)		—		Variation margin payable	$117,950

Total		—			$117,950

Emerging Markets Fund
Equity Contracts (Warrants)	Investments, at value	$6,649			$—
Equity Contracts (Futures Contracts)		—		Variation margin payable	7,753

Total		$6,649			$7,753

Global Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$12,151			—

Total		$12,151			—

International Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$371,801			$—
Equity Contracts (Futures Contracts)		—		Variation margin payable	146,632

Total		$371,801			$146,632

Select EM Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$71,768			$—
Equity Contracts (Futures Contracts)		—		Variation margin payable	11,445

Total		$71,768			$11,445

Tactical Enhanced Fund
Equity Contracts (Futures Contracts)		—		Variation margin payable	$316,389

Total		—			$316,389

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$16,998		Unrealized loss on swap contracts	$95,536

Total		$16,998			$95,536

(a) For open derivative instruments as of June 30, 2015, see the Portfolio of Investments. At June 30, 2015, the percentage of the fair value of derivatives to net assets (“derivative activity”) for the Tactical Enhanced Fund and the Commodity Long/Short Strategy Fund was 1.17% higher and 1.87% less, respectively, than the Funds’ average month-end derivative activity during the year. The Portfolio of Investments is representative of the derivative activity for the six months ended June 30, 2015 for the other Funds.

(b) Includes the cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

June 30, 2015	158

Notes to Financial Statements (Unaudited)

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Credit Analysis Long/Short Fund
Interest Rate Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$627,780	$390,287

Total		$627,780	$390,287

Dynamic Income Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(957,341)	$(114,653)

Total		$(957,341)	$(114,653)

EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation on swap contracts	$(257,722)	$278,148

Total		$(257,722)	$278,148

Emerging Markets Fund
Equity Contracts (Warrants)	Net change in unrealized appreciation on investments	$—	$6,649
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	111,782	(7,753)

Total		$111,782	$(1,104)

Global Dividend Fund
Equity Contracts (Warrants)	Net change in unrealized appreciation on investments	—	$12,151

Total		—	$12,151

International Dividend Fund
Equity Contracts (Warrants)	Net change in unrealized appreciation on investments	$—	$371,801
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	963,305	(109,698)

Total		$963,305	$262,103

Select EM Dividend Fund
Equity Contracts (Warrants)	Net change in unrealized appreciation on investments	$—	$71,768
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	(57,951)	(11,445)

Total		$(57,951)	$60,323

Small Cap Equity Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$97,611	$(20,074)

Total		$97,611	$(20,074)

159	June 30, 2015

Notes to Financial Statements (Unaudited)

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Tactical Enhanced Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(706,589)	$(316,389)

Total		$(706,589)	$(316,389)

Tactical Growth Fund
Equity Contracts (Options Purchased)	Net realized gain on investments/Net change in unrealized depreciation on investments	$150,500	$(3,206,250)
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized appreciation on written option contracts	291,250	1,193,750

Total		$441,750	$(2,012,500)

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	$(1,778,252)	$(4,358,560)

Total		$(1,778,252)	$(4,358,560)

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2015:

Offsetting of Financial Assets and Derivative Assets(a)

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments (b)	Cash Collateral Received (b)	Net Amount
Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	$16,998	$—	$16,998	$—	$—	$16,998

Total	$16,998	$—	$16,998	$—	$—	$16,998

June 30, 2015	160

Notes to Financial Statements (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments (b)	Cash Collateral Pledged (b)	Net Amount
Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	$95,536	$—	$95,536	$—	$(95,536)	$—

Total	$95,536	$—	$95,536	$—	$(95,536)	$—

(a) For additional information about enforceable netting arrangements or similar agreements and associated collateral, see disclosures presented in Note 2 of the Notes to the Financial Statements.

(b) These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged which is disclosed in the Portfolio of Investments for financial instruments and in the Statement of Assets and Liabilities for cash collateral.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2015, the value of warrants held by the Funds was as follows:

Fund	Value of Warrants at 6/30/15
Emerging Markets Fund	$6,649
Global Dividend Fund	12,151
International Dividend Fund	371,801
Select EM Dividend Fund	71,768

No other Funds held warrants as of June 30, 2015.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Commodity Long/Short Strategy Fund and the Fund’s wholly-owned subsidiary, the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool

161	June 30, 2015

Notes to Financial Statements (Unaudited)

Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase the Fund’s expenses, adversely affecting its total return.

Leverage: The Dynamic Income Fund, the EM Corporate Debt Fund, the International Dividend Fund and the Select EM Dividend Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Dynamic Income Fund, the EM Corporate Debt Fund, the International Dividend Fund and the Select EM Dividend Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

The International Dividend Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

The Dynamic Income Fund did not borrow under its line of credit agreement during the six months ended June 30, 2015. The EM Corporate Debt Fund, the International Dividend Fund and the Select EM Dividend Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of June 30, 2015, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
EM Corporate Debt Fund	$138,022,459	$36,048,790
International Dividend Fund	74,835,982	30,235,446
Select EM Dividend Fund	14,905,663	5,601,285

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2015 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
EM Corporate Debt Fund	1.378%	$28,560,380
International Dividend Fund	1.371%	25,933,913
Select EM Dividend Fund	1.378%	6,626,270

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Institutional Class shares of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Institutional Class expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund. The U.S. Government Money Fund was liquidated pursuant to a Board-approved plan of liquidation on or around August 26, 2015.

The Small Cap Equity Fund invested in Institutional Class shares of the U.S. Government Money Fund during the six months ended June 30, 2015, as follows:

Fund	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/15	Income
Small Cap Equity Fund	350,051	—	—	350,051	$350,051	$18

During the six months ended June 30, 2015, the Advisor waived fees and/or reimbursed the Small Cap Equity Fund for the U.S. Government Money Fund’s management fees in the amount of $139.

The U.S. Government Money Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2015	162

Notes to Financial Statements (Unaudited)

Investments in a Wholly-Owned Subsidiary: The Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as Investment Advisor to the Fund and to the Subsidiary. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets, liabilities, income and expenses of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of June 30, 2015, net assets of the Commodity Long/Short Strategy Fund were $42,494,058 of which $9,374,037 or 22.06% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Commodity Long/Short Strategy Fund and its Subsidiary.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Commodity Long/Short Strategy Fund, the Emerging Markets Fund, the International Small Companies Fund, the Small Cap Equity Fund, the Tactical Enhanced Fund and the Tactical Growth Fund; quarterly for the Credit Analysis Long/Short Fund and the EM

Corporate Debt Fund; and monthly for the Dynamic Income Fund, the Global Dividend Fund, the International Dividend Fund, and the Select EM Dividend Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis,

163	June 30, 2015

Notes to Financial Statements (Unaudited)

which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. is classified as a controlled foreign corporation under the Code. Therefore, the Commodity Long/Short Strategy Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the six months ended June 30, 2015, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b- 1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2015 are recorded in the Statement of Operations, if applicable.

3. Investment Management Services

On June 9, 2015, Forward Management was acquired by Salient Partners, L.P. (“Salient”), an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Forward Management continues to act as the investment advisor of the Funds as a wholly owned subsidiary of Salient pursuant to a new investment management contract, which is substantially identical to the terms of the Funds’ previous investment management agreement, approved by the shareholders of each Fund and the Board of Trustees (see “Approval of the Investment Management Agreement,” “Additional Company information” and “Shareholder Voting Results” following the Notes to Financial Statements). Pursuant to this new investment management agreement, Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2015, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Credit Analysis Long/Short Fund	1.00%

Dynamic Income Fund	0.80%

June 30, 2015	164

Notes to Financial Statements (Unaudited)

Fund	Advisory Fee

EM Corporate Debt Fund	0.70% up to and including $500 million
0.64% over $500 million up to and including $1 billion
0.58% over $1 billion up to and including $5 billion
0.52% over $5 billion
Emerging Markets Fund	1.05%

Global Dividend Fund	0.80% up to and including $500 million
0.725% over $500 million up to and including $1 billion
0.675% over $1 billion

International Dividend Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Companies Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

Select EM Dividend Fund	1.10%

Small Cap Equity Fund	0.85%

Tactical Enhanced Fund	1.15%

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

Commodity Long/Short Strategy Fund	1.00%(a)

(a) The Commodity Long/Short Strategy Fund may invest a portion of its assets in a separate wholly-owned Cayman subsidiary. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is effective.

The Trust and Forward Management have entered into investment sub-advisory agreements with Pacific Investment Management Company LLC (“PIMCO”) for the Credit Analysis Long/Short Fund; Pictet Asset Management Limited (“PAM Ltd”) for the International Small Companies Fund and Broadmark Asset Management, LLC for the Tactical Growth Fund (each a “Sub-Advisor” and collectively, the “Sub- Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, as of June 30, 2015, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee

Credit Analysis Long/Short Fund	0.50%

International Small Companies Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

165	June 30, 2015

Notes to Financial Statements (Unaudited)

Prior to June 9, 2015, the Trust and Forward Management had entered into an investment sub-advisory agreement with SW Asset Management, LLC (“SW”) for the EM Corporate Debt Fund. Pursuant to the agreement for the EM Corporate Debt Fund, SW provided sub-advisory services to the Fund and was entitled to receive a fee from Forward Management calculated daily and payable monthly at the annual rate of 0.35% of the Fund’s average daily net assets. Effective June 9, 2015, the Trust and Forward Management terminated their sub-advisory agreement with SW, and the Fund is now advised solely by Forward Management. Additionally, effective June 9, 2015, David C. Hinman, formerly of SW and a portfolio manager of the EM Corporate Debt Fund since February 2011, became an employee of Forward Management. Mr. Hinman will continue to manage the Fund’s portfolio.

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of a subsidiary and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	End Date
Credit Analysis Long/Short Fund	1.79%	1.44%	1.94%	2.39%	1.49%	April 30, 2017
Dynamic Income Fund	1.34%	0.99%	1.49%	N/A	N/A	April 30, 2017
Emerging Markets Fund	1.74%	1.39%	N/A	N/A	1.44%	April 30, 2017
Global Dividend Fund	1.34%	0.99%	1.49%	N/A	N/A	April 30, 2017
International Dividend Fund	1.34%	0.99%	1.49%	1.94%	1.04%	April 30, 2017
International Small Companies Fund	1.64%	1.29%	N/A	N/A	1.34%	April 30, 2017
Select EM Dividend Fund	1.74%	1.39%	N/A	2.34%	1.44%	April 30, 2017
Small Cap Equity Fund	1.49%	1.14%	N/A	N/A	1.19%	April 30, 2017
Tactical Enhanced Fund	1.74%	1.39%	1.89%	2.34%	1.44%	April 30, 2017

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2015, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Credit Analysis Long/Short Fund
Investor Class	$—	$36,353	$36,353
Institutional Class	—	12,566	12,566
Class A	—	1,793	1,793
Class C	—	3,762	3,762
Advisor Class	—	3,876	3,876
Dynamic Income Fund
Investor Class	814	—	814
Institutional Class	30,930	—	30,930
Class A	8,911	—	8,911
Emerging Markets Fund
Investor Class	14,548	—	14,548
Institutional Class	30,032	—	30,032
Advisor Class	4,584	—	4,584
Global Dividend Fund
Investor Class	991	—	991
Institutional Class	5,922	—	5,922
Class A	43,295	—	43,295

June 30, 2015	166

Notes to Financial Statements (Unaudited)

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
International Dividend Fund
Investor Class	$67,219	$—	$67,219
Institutional Class	59,887	—	59,887
Class A	2,955	—	2,955
Class C	6,858	—	6,858
Advisor Class	41,872	—	41,872
International Small Companies Fund
Investor Class	6,895	—	6,895
Institutional Class	30,533	—	30,533
Advisor Class	635	—	635
Select EM Dividend Fund
Investor Class	47,456	—	47,456
Institutional Class	24,041	—	24,041
Class C	2,670	—	2,670
Advisor Class	1,883	—	1,883
Small Cap Equity Fund
Investor Class	40,163	—	40,163
Institutional Class	7,545	—	7,545
Advisor Class	4,985	—	4,985
Tactical Enhanced Fund
Investor Class	27,656	—	27,656
Institutional Class	23,967	—	23,967
Class A	1,609	—	1,609
Class C	3,010	—	3,010
Advisor Class	1,931	—	1,931

As of June 30, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	2012	2013	2014	2015	Total
Credit Analysis Long/Short Fund
Investor Class	$192,355	$301,374	$8,683	$—	$502,412
Institutional Class	82,828	175,905	14,437	—	273,170
Class A	5,751	17,632	933	—	24,316
Class C	15,558	28,340	2,245	—	46,143
Advisor Class	41,756	78,496	2,354	—	122,606
Dynamic Income Fund
Investor Class	—	—	—	814	814
Institutional Class	—	38,986	56,508	30,930	126,424
Class A	—	3,564	4,657	8,911	17,132
EM Corporate Debt Fund
Investor Class	11,751	37,188	23,536	—	72,475
Institutional Class	4,642	—	2,142	—	6,784
Class C	1,187	—	152	—	1,339
Advisor Class	—	—	—	—	—
Emerging Markets Fund
Investor Class	129,144	47,816	37,897	14,548	229,405
Institutional Class	141,303	40,248	52,485	30,032	264,068
Advisor Class	9,870	7,156	11,438	4,584	33,048

167	June 30, 2015

Notes to Financial Statements (Unaudited)

Fund	2012	2013	2014	2015	Total
Global Dividend Fund
Investor Class	$906	$5,191	$2,995	$991	$10,083
Institutional Class	31,985	46,559	27,195	5,922	111,661
Class A	51,396	55,430	80,680	43,295	230,801
International Dividend Fund
Investor Class	43,987	116,683	127,872	67,219	355,761
Institutional Class	142,684	109,960	96,320	59,887	408,851
Class A	—	1,569	3,759	2,955	8,283
Class C	438	4,613	9,852	6,858	21,761
Advisor Class	13,851	48,182	88,453	41,872	192,358
International Small Companies Fund
Investor Class	—	—	6,763	6,895	13,658
Institutional Class	—	—	37,473	30,533	68,006
Advisor Class	—	—	2,065	635	2,700
Select EM Dividend Fund
Investor Class	25,105	51,768	66,356	47,456	190,685
Institutional Class	60,143	47,553	43,657	24,041	175,394
Class C	6,314	3,034	3,086	2,670	15,104
Advisor Class	8,873	2,764	2,294	1,883	15,814
Small Cap Equity Fund
Investor Class	80,190	73,485	82,822	40,163	276,660
Institutional Class	36,194	20,895	16,082	7,545	80,716
Advisor Class	8,254	8,633	9,661	4,985	31,533
Tactical Enhanced Fund
Investor Class	31,432	—	13,087	27,656	72,175
Institutional Class	28,004	—	19,552	23,967	71,523
Class A	6,916	—	798	1,609	9,323
Class C	5,849	—	1,542	3,010	10,401
Advisor Class	—	—	6,045	1,931	7,976
4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A	Class C
Credit Analysis Long/Short Fund	0.25%	0.35%	0.75%
Dynamic Income Fund	0.25%	0.35%	N/A
EM Corporate Debt Fund	0.25%	N/A	0.75%
Emerging Markets Fund	0.25%	N/A	N/A
Global Dividend Fund	0.25%	0.35%	N/A
International Dividend Fund	0.25%	0.35%	0.75%
International Small Companies Fund	0.25%	N/A	N/A
Select EM Dividend Fund	0.25%	N/A	0.75%
Small Cap Equity Fund	0.25%	N/A	N/A
Tactical Enhanced Fund	0.25%	0.35%	0.75%
Tactical Growth Fund	0.25%	0.35%	0.75%
Commodity Long/Short Strategy Fund	0.25%	N/A	0.75%

June 30, 2015	168

Notes to Financial Statements (Unaudited)

The Funds have adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class
Credit Analysis Long/Short Fund	0.15%	0.05%	0.20%	0.25%	0.10%
Dynamic Income Fund	0.15%	0.05%	0.20%	N/A	N/A
EM Corporate Debt Fund	0.15%	0.05%	N/A	0.25%	0.10%
Emerging Markets Fund	0.15%	0.05%	N/A	N/A	0.10%
Global Dividend Fund	0.15%	0.05%	0.20%	N/A	N/A
International Dividend Fund	0.15%	0.05%	0.20%	0.25%	0.10%
International Small Companies Fund	0.15%	0.05%	N/A	N/A	0.10%
Select EM Dividend Fund	0.15%	0.05%	N/A	0.25%	0.10%
Small Cap Equity Fund	0.15%	0.05%	N/A	N/A	0.10%
Tactical Enhanced Fund	0.15%	0.05%	0.20%	0.25%	0.10%
Tactical Growth Fund	0.15%	0.05%	0.20%	0.25%	0.10%
Commodity Long/Short Strategy Fund	0.15%	0.05%	N/A	0.25%	0.10%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Forward Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2015, there were eleven Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”), and two Advisory Board Members. The Funds pay each Independent Trustee and Advisory Board Member a retainer fee in the amount of $35,000 per year. The Funds pay each Independent Trustee and Advisory Board Member the amount of: $12,500 for attendance in person at a regular meeting and $9,000 for attendance by telephone at a regular meeting; $5,000 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $3,000 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $25,000, $12,500 and $7,500, respectively per year (prior to April 1, 2015, the Chairman of the Board of Trustees received a special retainer fee in the amount of $15,000). The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees and Advisory Board Members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee or an Advisory Board Member, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers, Trustees and Advisory Board Members are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

169	June 30, 2015

Notes to Financial Statements (Unaudited)

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2015, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Credit Analysis Long/Short Fund	$93,026,920	$94,728,494
Dynamic Income Fund	113,441,230	101,880,338
EM Corporate Debt Fund	35,876,250	91,175,005
Emerging Markets Fund	2,736,134	4,285,574
Global Dividend Fund	937,075	2,505,150
International Dividend Fund	219,821,785	220,366,131
International Small Companies Fund	58,526,594	61,952,409
Select EM Dividend Fund	43,695,066	34,752,351
Small Cap Equity Fund	17,430,607	20,610,971
Tactical Enhanced Fund	24,597,347	40,213,318
Tactical Growth Fund	904,040,661	1,200,861,565
Commodity Long/Short Strategy Fund	3,273,540	12,222,547

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2015 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Commodity Long/Short Strategy Fund	$4,148,604	$7,100,336

8. Tax Basis Information

Tax Basis of Investments: As of June 30, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Credit Analysis Long/Short Fund	$97,037,941	$1,948,981	$(1,335,489)	$613,492
Dynamic Income Fund	30,268,671	1,274,919	(754,723)	520,196
EM Corporate Debt Fund	358,352,099	6,400,016	(27,518,417)	(21,118,401)
Emerging Markets Fund	9,678,175	1,495,249	(1,233,558)	261,691
Global Dividend Fund	10,231,851	2,597,105	(680,109)	1,916,996
International Dividend Fund	298,675,912	35,630,182	(23,793,096)	11,837,086
International Small Companies Fund	144,389,895	36,973,623	(5,034,195)	31,939,428
Select EM Dividend Fund	62,869,551	6,229,917	(6,372,854)	(142,937)
Small Cap Equity Fund	23,672,512	2,854,475	(1,742,255)	1,112,220
Tactical Growth Fund	338,340,309	12,083,928	(2,498,214)	9,585,714
Commodity Long/Short Strategy Fund	30,102,156	245,311	(8,656)	236,655

June 30, 2015	170

Notes to Financial Statements (Unaudited)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2014, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2016(a)	Expiring in 2017(a)	Short-Term(b)	Long-Term(b)	Total
Credit Analysis Long/Short Fund	$—	$—	$66,050,124	$28,625,020	$94,675,144
EM Corporate Debt Fund	—	51,786	9,033,478	8,579,156	17,664,420
Emerging Markets Fund	—	—	1,174,976	—	1,174,976
International Dividend Fund(c)	—	2,145,728	12,559,462	—	14,705,190
International Small Companies Fund	21,339,116	179,253,577	—	—	200,592,693
Small Cap Equity Fund(c)	2,614,131	23,741,047	—	—	26,355,178
Select EM Dividend Fund	—	—	7,260,625	—	7,260,625
Commodity Long/Short Strategy Fund	—	—	301,290	265,025	566,315

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

The Funds elect to defer to the period ending December 31, 2015 capital losses and late year ordinary losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Dynamic Income Fund	$110,953	$—
EM Corporate Debt Fund	193,270	768,260
Emerging Markets Fund	32,712	38,131
Global Dividend Fund	3,566	18,817
International Dividend Fund	2,218,788	917,314
International Small Companies	591,346	167,695
Select EM Dividend Fund	2,817,150	213,848
Small Cap Equity Fund	939,856	—
Tactical Enhanced Fund	890,025	—

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2015.

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Credit Analysis Long/Short Fund	$2,780,506	$—	—
Dynamic Income Fund	914,757	—	—
EM Corporate Debt Fund	24,413,825	—	—
Emerging Markets Fund	240,000	—	—
Global Dividend Fund	675,940	318,340	—
International Dividend Fund	19,229,906	—	—
International Small Companies Fund	1,150,004	—	—
Select EM Dividend Fund	4,001,863	—	—
Tactical Enhanced Fund	3,300,005	—	—
Tactical Growth Fund	19,810,123	20,582,711	—

171	June 30, 2015

Notes to Financial Statements (Unaudited)

9. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

10. Change of Independent Registered Public Accounting Firm

At a meeting held on June 9, 2015, the Board of Trustees selected KPMG LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2015. The decision to select KPMG followed the withdrawal of the previously selected registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), due to an independence issue resulting from the acquisition of Forward Management by Salient. During the Funds’ fiscal years ended December 31, 2014 and December 31, 2013, and through June 9, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with KPMG on items that: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

Throughout the Funds’ two most recent fiscal years, and through June 9, 2015, the Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K. With respect to the Funds, PwC’s audit opinions for the past two fiscal years, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to the Small Cap Equity Fund only:

Liquidation of Small Cap Equity Fund: On June 9, 2015, the Board of Trustees of Forward Funds, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of the Small Cap Equity Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on August 12, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The following information applies to the Dynamic Income Fund only:

At a meeting of the Board of Trustees, held on June 9-10, 2015, the Trustees, including all of the independent Trustees, approved, on behalf of the Dynamic Income Fund: (i) a change to the investment objective of the Dynamic Income Fund, to be effective in the 4th quarter of 2015; (ii) changes to the principal investment strategies of the Dynamic Income Fund, to be effective in the 4th quarter of 2015; (iii) a change of the benchmark indices for the Dynamic Income Fund, to be effective in the 4th quarter of 2015; (iv) changes to the Dynamic Income Fund’s investment team, to be effective in the 4th quarter of 2015; and (v) a change in diversification status of the Dynamic Income Fund to be effective in the 4th quarter of 2015.

Change to Investment Objective: Effective in the 4th quarter of 2015, the Dynamic Income Fund’s investment objective will be as follows:

The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index.

Change to Principal Investment Strategies: Effective in the 4th quarter of 2015, the Dynamic Income Fund’s Principal Investment Strategies will be as follows:

Under normal conditions, the Dynamic Income Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located within the United States.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. For larger cap securities the Advisor typically employs a novel proprietary statistical measurement of relative

June 30, 2015	172

Notes to Financial Statements (Unaudited)

dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. For small-and mid-cap securities, the Advisor employs a both qualitative and quantitative screening technique. The methodology attempts to identify companies with favorable financial characteristics as well as to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. The qualitative process gives preference to companies focused in a single business segment.

Change of Benchmark Indices: Effective June 12, 2015, the Russell U.S. Large Cap High Dividend Yield Index, a component of the Dynamic Income Blended Index, was terminated. Accordingly, effect June 12, 2015, the Dynamic Income Fund’s blended index was changed to the Dynamic Income Blended Index (70% Barclays U.S. Intermediate Corporate Index/30% MSCI USA IMI High Dividend Yield Index). Effective in the 4th quarter of 2015, the Russell 3000 Index will replace the Dynamic Income Fund’s prior benchmark indices. Forward Management made this recommendation to the Dynamic Income Fund’s Board of Trustees because the new index more closely aligns to the Dynamic Income Fund’s new investment strategies.

Changes to Investment Team: Effective in the 4th quarter of 2015, David L. Ruff, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Eric Sagmeister, Portfolio Manager, will comprise the Dynamic Income Fund’s investment team. Mr. Ruff will be responsible for leading the investment team.

Change in Diversification Status: Effective in the 4th quarter of 2015, the Dynamic Income Fund will elect to be qualified as a diversified series of the Trust.

The following information applies to the Commodity Long/Short Strategy Fund:

At a meeting of the Board of Trustees, held on June 9-10, 2015, the Trustees, including all of the independent Trustees, approved, on behalf of the Commodity Long/Short Strategy Fund: (i) changes to the principal investment strategies of the Commodity Long/Short Strategy Fund, to be effective in the 4th quarter of 2015; (ii) changes to the Commodity Long/Short Strategy Fund’s investment team, to be effective in the 4th quarter of 2015; and (iii) a change of the benchmark index for the Commodity Long/Short Strategy Fund, to be effective in the 4th quarter of 2015.

Change to Principal Investment Strategies: Effective in the 4th quarter of 2015, the Commodity Long/Short Strategy Fund’s Principal Investment Strategies will be as follows:

The Fund employs an investment approach that makes both long and short investments in the commodity markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund’s investment approach is also used to gain exposure to momentum, which is defined as the continuation of recent price trends across a variety of global markets and asset classes and entails the Fund establishing long positions in securities that have had positive recent returns and short positions in securities that have had negative recent returns. To identify investments for the Fund, the Advisor constructs proprietary, systematic trend-following strategies that will generally trade in approximately 20-25 commodity futures and employ three measures of momentum. The Advisor then determines the global commodity markets appropriate for each trend-following strategy. In certain circumstances, the Advisor may limit or cap a trend-following strategy’s exposure to certain markets and instruments to reflect the limited liquidity of those markets and instruments. Portfolios are then created in which the Advisor attempts to balance the risk contribution of each trend-following strategy and the commodity markets within each strategy, for which the Advisor targets a 10% annualized standard deviation of returns (variance). The risk calculation is derived from each trend-following strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Fund’s portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

The Fund does not invest directly in physical commodities, but gains synthetic exposure to commodity positions primarily through investments in commodity-linked derivative instruments, including futures contracts, forward contracts and swap agreements, and through investments in the Subsidiary.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of futures contracts, forward contracts and swap agreements. The Fund may engage in these transactions to obtain both long and short investment exposures. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets or the Fund’s portfolio in the aggregate to reflect the Fund’s target on risk.

173	June 30, 2015

Notes to Financial Statements (Unaudited)

Changes to Investment Team: Effective in the 4th quarter of 2015, Roberto M. Croce, Ph.D, Director of Quantitative Research, Lee G. Partridge, Chief Investment Officer, Nathan J. Rowader, Senior Portfolio Manager, and David Janec, Portfolio Manager, will comprise the Commodity Fund’s investment team. Dr. Croce will be responsible for leading the investment team.

Change of Benchmark Index: Effective in the 4th quarter of 2015, the S&P GSCI Commodity Index will replace the Commodity Long/Short Strategy Fund’s prior benchmark index. Forward Management made this recommendation to the Commodity Long/Short Strategy Fund’s Board of Trustees because the new index more closely aligns to the Commodity Long/Short Strategy Fund’s new investment strategies.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2015. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

June 30, 2015	174

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of each series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory and sub-advisory agreements for management of each series of the Trust.

At a special in-person meeting of the Board held on January 13, 2015, the Board, including all of the Independent Trustees, unanimously voted to approve a new investment advisory agreement (the “New Advisory Agreement”) between Forward Management and the Trust on behalf of the Funds for an initial two-year period, subject to approval by the shareholders of each Fund and effective upon the closing of the acquisition of Forward Management by Salient (the “Transaction”). The successful closing of the Transaction would result in a change of control of Forward Management, which, in turn, would result in the automatic termination of any existing investment advisory agreement as required by the Investment Company Act. As a result, for Forward Management to continue to serve as investment advisor to the Funds after the Transaction, it was necessary for the Board to approve the New Advisory Agreement. The New Advisory Agreement is substantially identical to the previous investment advisory agreement between the Trust and Forward Management (the “Previous Advisory Agreement”), which the Board had reviewed and approved at an in-person meeting of the Board held on December 10, 2014. The Board acknowledged that its duties under Section 15(c) of the Investment Company Act with respect to the Board’s consideration and approval of the Previous Advisory Agreement would be equally applicable to the Board’s deliberations and approval of the New Advisory Agreement. For the reasons summarized below, the Board concluded that approval of the New Advisory Agreement resulting from the Transaction was in the best interests of each Fund and its shareholders. The New Advisory Agreement became effective on June 9, 2015 following approval by the shareholders of each Fund and the closing of the Transaction.

Also at the January 13, 2015 meeting, the Board, including all of the Independent Trustees, unanimously voted to approve the new sub-advisory agreements between the Trust, Forward Management and the following sub-advisors (each a “Sub-Advisor” and collectively, the “Sub-Advisors”) (each a “New Sub-Advisory Agreement,” collectively, the “New Sub-Advisory Agreements,” and together with the New Advisory Agreement, the “New Agreements”) on behalf of the Fund(s) listed next to each Sub-Advisor’s name.

Sub-Advisor	Fund
Broadmark Capital Management, LLC (“Broadmark”)	Forward Tactical Growth Fund
Pictet Asset Management Ltd (“Pictet”)	Forward International Small Companies Fund (non-cash portion)
Pacific Investment Management Company LLC (“PIMCO”)	Forward Credit Analysis Long/Short Fund
SW Asset Management, LLC (“SW”)	Forward EM Corporate Debt Fund

The New Sub-Advisory Agreements are each substantially identical to the previous, respective sub-advisory agreements between the Trust, Forward Management and the Sub-Advisors (each an “Previous Sub-Advisory Agreement,” collectively, the “Previous Sub-Advisory Agreements,” and together with the Previous Advisory Agreement, the “Previous Agreements”), with the exception of their initial term. Each Previous Sub-Advisory Agreement had an initial term of up to one year, whereas the New Sub-Advisory Agreements state that they will remain in full force and effect for a period of up to two years for their initial term, with continuation thereafter contingent on annual approval of renewal by the Board. The Independent Trustees also consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board members’ deliberations. For the reasons summarized below, the Board concluded that approval of the New Sub-Advisory Agreements was in the best interests of each Fund and its shareholders. The New Sub-Advisory Agreement between the Trust, Forward Management and Broadmark became effective on June 9, 2015 following approval by the shareholders of the Forward Tactical Growth Fund and the closing of the Transaction. The New Sub-Advisory Agreements between the Trust, Forward Management and, respectively, Pictet and PIMCO became effective on June 9, 2015 pursuant to an exemptive order from the U.S. Securities and Exchange Commission that permits Forward Management, subject to Board approval, to hire non-affiliated sub-advisors for the Forward International Small Companies Fund and the Forward Credit Analysis Long/Short Fund without shareholder approval. The New Sub-Advisory Agreement between the Trust, Forward Management and SW was approved by shareholders of the Forward EM Corporate Debt Fund, but did not become effective as SW ceased to serve as a Sub-Advisor to the Forward EM Corporate Debt Fund effective June 9, 2015.

Beginning in September of 2014 and over the course of the Board’s due diligence in connection with its consideration of the New Agreements and the Transaction, the Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from independent legal counsel to the Independent Trustees. And with assistance from their legal counsel, the Independent Trustees also prepared written and oral requests for information from Forward Management, the Sub-Advisors and Salient regarding the Transaction, Previous Agreements and the New Agreements, including details regarding each entity’s anticipated business plan for continuing operations after the Transaction. At in-person meetings of the Board on September 15-16, 2014, October 27, 2014, December 10, 2014, and January 13, 2015, the Board received and reviewed written responses and in-person presentations by senior management personnel from Forward Management, the Sub-Advisors and Salient (the “15(c) Materials”) to enable the Board to evaluate the terms of the Previous Agreements and New Agreements.

175	June 30, 2015

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

In certain sessions, the Independent Trustees met alone with only their legal counsel present. At other times, the Independent Trustees engaged in formal and informal discussions among themselves, their legal counsel, and representatives of Forward Management, the Sub-Advisors and Salient as they deemed necessary.

Discussed below are the factors the Board considered in approving the New Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including the 15(c) Materials and information received on an ongoing basis at Board and Board committee meetings.

In connection with its approval of the New Agreements on January 13, 2015, the Board considered its conclusions in connection with its September 15-16, 2014 and December 10, 2014 approvals of the Previous Agreements, including the Board’s general satisfaction with the nature and quality of services being provided by Forward Management and the Sub-Advisors under the Previous Agreements. Therefore, in considering the New Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of the Transaction on the operations, personnel, organizational structure, capitalization, and financial and other resources of Forward Management, the Sub-Advisors and each entity’s affiliates that render advisory, administrative, distribution, compliance, and other services to the Funds. In connection with its January 13, 2015 approval of the New Sub-Advisory Agreements, for the Forward Tactical Growth Fund and the Forward EM Corporate Debt Fund, the Board considered information provided by Forward Management and Salient regarding the impact of the transfer of interests in Broadmark and SW, respectively, from Forward Management to Salient. Also in connection with its January 13, 2015 approval of the New Agreements, the Board took into account that, commencing in September of 2014, it had posed ongoing inquiries related to the Transaction and received regular updates and information in response from Forward Management and Salient. In particular, the Board considered assurances from Forward Management and Salient that neither was aware of any additional developments, including at Broadmark and SW, unrelated to the Transaction and not already disclosed to the Board or its representatives since September 15-16, 2014 and December 10, 2014 that would be a material consideration to the Board in connection with its consideration of the New Agreements. Accordingly, a substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual review of the Previous Agreements, during which the Board was aware that it likely would be asked in the near future to consider approval of the New Agreements.

On September 15-16, 2014 and December 10, 2014, the Board concluded, in light of all factors it considered, that the approval of the Previous Agreements was in the best interests of each Fund and its shareholders and that the fee rates set forth in the Previous Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature and quality of services provided and to be provided under the Previous Agreements; (2) the extent to which economies of scale are reflected in fee schedules under the Previous Agreements; (3) the existence of any “fall-out” benefits to Forward Management, the Sub-Advisors and each entity’s affiliates, if applicable; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by Forward Management, the Sub-Advisors and each entity’s affiliates with respect to their services to each Fund. A further description of the considerations taken into account by the Board in approving the continuation of the Previous Agreements, including the information reviewed, certain material factors considered, and certain related conclusions reached, is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2014.

The Board considered representations by Forward Management and its affiliates, as well as related supporting documentation and advice from legal counsel, indicating that the New Advisory Agreement is substantially similar to and, in any event, no less favorable to the Funds than, the terms of the Previous Advisory Agreement (including the fees payable thereunder). The Board also considered additional advice provided by legal counsel relating to the New Advisory Agreement, including advice relating to the process and timing of seeking shareholder approval. The Board considered that Forward Management and Salient agreed to bear the expenses associated with obtaining Board and shareholder approval of the New Advisory Agreement and that the Funds would not bear any costs associated with the Transaction. The Board also noted that the agreement between Forward Management and Salient governing the Transaction contained representations that no “unfair burden” would be imposed on the Funds following the closing of the Transaction, in accordance with Section 15(f) of the Investment Company Act.

The Board’s consideration of the New Agreements focused on, among other matters, the expectations for continuity and stability of Forward Management throughout the implementation of the Transaction and thereafter, as well as the potential impact of the Transaction on the sub-advisory services provided by the Sub-Advisors. The Board carefully considered Forward Management’s anticipated future plans related to operational matters and levels of staffing and related compensation structures. In this regard, the Independent Trustees noted that they had requested and received

June 30, 2015	176

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

assurances that: (i) Forward Management and its affiliates are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; (ii) Forward Management and the Sub-Advisors each could be expected to provide services of the same nature, extent, and quality under the New Agreements as were provided thereby, respectively, under the Previous Agreements; and (iii) the Transaction was not expected to result in any material changes to the investment objective of or the principal investment strategies used to manage any of the Funds. In addition, the Board considered representations by Forward Management and Salient and their affiliates that Forward Management’s ownership by Salient as contemplated by the Transaction, including changes in certain key officers, would not lead to a reduction in the quality or scope of these and other services provided to the Funds.

The Board considered acknowledgements from Salient of the importance of Forward Management continuing to be able to operate in the interests of Fund shareholders. Also, the Board considered the potential benefits that may be realized by Forward Management and its affiliates as a result of the continuation of their relationship with the Funds under the New Advisory Agreement. In addition, the Board considered that, following the Transaction, the Board will continue to monitor on a regular basis the ability of Forward Management and its affiliates to comply with their undertakings and to monitor on an ongoing basis the quality of services to, and expenses of, the Funds. Additionally, the Board considered that, under the New Advisory Agreement, it will continue to have the authority, should the need arise in its view, to terminate the New Advisory Agreement without penalty upon 60 days’ notice.

In this connection, the Board generally was satisfied with the nature and quality of the services expected to be provided by Forward Management to the Funds following the Transaction, including investment advisory, administrative, and support services, and decided that it would be in the Funds’ best interests to maintain continuity and stability of the services currently being provided.

In addition, the Board considered, among other things, the following:

1. A representation from Salient that all contractual expense limitations for the Forward Funds in place as of January 13, 2015 or put in place prior to May 1, 2015 would be continued through at least April 30, 2017 should the Transaction be completed.

2. A representation from Salient that neither Forward Management nor Salient will propose any increases to any asset-based or per account fees borne by the Funds, to the extent such fees are within the control of Salient or Forward Management, for at least the two-year period following the Transaction.

3. A representation from Salient that should the Transaction be completed, Forward Management would engage in good faith discussions with the Board on a going forward basis with respect to the desirability of continuing the various expense limitation agreements in place for the Funds and imposing new expense limitation agreements should circumstances give rise to material increases in the Funds’ expense ratios.

In reaching its determination to approve the New Advisory Agreement, the Board considered the additional resources that were expected to be made available to the Funds and Forward Management as a result of the Transaction, the fact that Forward Management would become part of a larger asset management firm as a result of the Transaction, and that the Transaction was not expected to have any material impact on the Funds’ investment strategies.

In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. The Board also noted that different Trustees likely placed emphasis on different factors in reaching their individual conclusions to approve in favor of the New Agreements.

Based on the foregoing and other relevant considerations, the Board, including all of the Independent Trustees, concluded that, in light of all factors considered, the terms of the New Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of the shareholders of each Fund to approve the New Agreements so as to enable there to be a continuation without interruption of the current services being provided by Forward Management and the Sub-Advisors pursuant to the Previous Agreements. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved, with respect to the Funds, the New Advisory Agreement and New Sub-Advisory Agreements.

177	June 30, 2015

Additional Company Information (Unaudited)

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently eleven Trustees, ten of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Independent Trustee” and together, the “Independent Trustees”) and two Advisory Board members. The Trustees, Advisory Board members and Officers of the Trust, along with their affiliations over the last five years, are set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available at forwardinvesting.com or upon request, without charge, by calling 800-999-6809.

Independent Trustees:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Year of Birth: 1947	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); Director of PCG Asset Management, a private equity investment advisor (2001 to 2011); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006 to 2010); Director of Near East Foundation (since 2007).	29	Chairman and Director of SIFE Trust Fund (1978 to 2001).

Donald O’Connor Year of Birth:1936	Trustee	Since 2000+	Financial Consultant (since 1997); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	29	Trustee of the Advisors Series Trust (47 funds) (since 1997).

June 30, 2015	178

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Cecilia H. Herbert Year of Birth: 1949	Trustee, Nominating Committee Chairperson	Since 2009+	Director (2000 to 2013) and President (2007 to 2010) of the Board, Catholic Charities CYO; Member, Archdiocese Finance Committee, the advisory council to the San Francisco Catholic Archdiocese (since 1994); Trustee, The Thacher School (2002 to 2011); Trustee, WNET, the public media company of New York (since 2011); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991).	29	Director, iShares Inc. (since 2005) and iShares MSCI Russia Capped ETF, Inc. (since 2010), and Trustee, iShares Trust (since 2005) and iShares U.S. ETF Trust (since 2011) (collectively, 335 funds); Trustee, Pacific Select Funds (2004 to 2005); Trustee, The Montgomery Funds (1992 to 2003).

Julie Allecta Year of Birth: 1946	Trustee, Audit Committee Chairperson	Since 2012+	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999 to 2009); Member of Governing Council, Independent Directors Council (since 2014); Vice President and Director, WildCare Bay Area (since 2007); Director, Audubon Canyon Ranch, Inc. (2009 to 2014); Parliamentarian and Director, American Society of Botanical Artists, Northern California Chapter (2014).	29	Trustee, Litman Gregory Funds Trust (four funds) (since 2013).

A. John Gambs Year of Birth: 1945	Trustee	Since 2012+	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011 to 2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006 to 2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (since 2011); Member, Board of Governors San Francisco Symphony (since 2001); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988 to 1996); President and Director, Gambs Family Foundation (1997 to 2010).	29	None.

179	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Karin B. Bonding, CFA Year of Birth: 1939	Trustee	Since 2015+	Lecturer, University of Virginia (1996 to 2015); President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) (since 1996).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2010); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Brandes Investment Trust (2006 to 2012); Credit Suisse Alternative Capital Funds (2005 to 2010).

Jonathan P. Carroll Year of Birth: 1961	Trustee	Since 2015+	President, Lazarus Capital LLC (holding company) (since 2006); President, Lazarus Energy Holdings, LLC (holding company) (since 2006); President and Chief Executive Officer, Blue Dolphin Energy Company (since 2012); private investor (since 1995).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); LRR Energy, L.P. (energy company) (since 2014); Blue Dolphin Energy Company (energy company) (since 2014).

June 30, 2015	180

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Trustee	Since 2015+	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); President of The Space Agency (marketing) (since 1999); President of The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986 to 1996); Member, Board of Directors, National Math and Science Initiative (since 2008); Member, Board of Directors, The Space Agency (since 2008); Member, Board of Directors, Communities in Schools (since 2007); Member, Board of Directors, American Telemedicine Association (since 2007); Director, U.S. Physical Therapy, Inc. (since 2005); Director, Houston Technology Center (since 2004); Member, Board of Directors, Houston Angel Network (since 2004).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2009); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Babson Funds (five funds) (since 2011); Monebo Technologies Inc. (medical) (since 2009); Sterling Bancshares, Inc. (2007 to 2014).

Richard C. Johnson Year of Birth: 1937	Trustee	Since 2015+	Senior Counsel (retired), Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998 to 2002); practiced law at Baker Botts (1966 to 2002, including from 1972 to 2002 as a partner).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010).

181	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Scott E. Schwinger Year of Birth: 1965	Trustee	Since 2015+	President, The McNair Group (management) (since 2006); Senior Vice President and Chief Financial Officer, The Houston Texans (professional football team) (since 1999), Member, Board of Directors, The Make-A-Wish Foundation, Texas Gulf Coast and Louisiana (since 2008); Member, Board of Directors, YES Prep Public Schools (2001 to 2014); Director, Houston Technology Center (since 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

June 30, 2015	182

Additional Company Information (Unaudited)

Interested Trustee:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
John A. Blaisdell**** Year of Birth: 1960	President, Trustee	Since 2015+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (since 2015); Member, Investment Committee of Salient Advisors, L.P. (since 2002); Managing Director of Salient Partners, L.P. (since 2002).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, 16th Floor, San Francisco, CA 94111.

**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****	Mr. Blaisdell is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+	Messrs. Mardikian, and O’Connor have served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Messrs. Mardikian, and O’Connor served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Ms. Herbert was appointed as a Trustee effective November 9, 2009. Ms. Allecta was appointed as a Trustee effective January 1, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Mr. Gambs was appointed as a Trustee effective December 31, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Messrs. Blaisdell, Carroll, Harris, Johnson, and Schwinger and Ms. Bonding were each elected by shareholders of the Trust as a Trustee effective June 9, 2015.

183	June 30, 2015

Additional Company Information (Unaudited)

Advisory Board Members:

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Served by Advisory Board Member	Directorships Held by Advisory Board Member
DeWitt F. Bowman 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1930	Advisory Board Member	Since 2015	Pension Investment Consulting, a consulting company (since 1994); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (since 1994); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	29	Trustee, Forward Funds (2006 to 2015)+; Trustee, Brandes Mutual Funds (1995 to 2012); Lead Director, RREEF America III REIT (2007 to 2012); Director, RREEF America I REIT (2004 to 2007); Trustee, PCG Private Equity Fund (since 1994).

G. Edward Powell 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1936	Advisory Board Member	Since 2015	Principal of Mills & Stowell (private equity) (since 2002); Managing Partner, PriceWaterhouse & Co., Houston office (1982 to 1994) ; Therapy Track, LLC (2009 to 2012); Director, Global Water Technologies, Inc.; Director, Datavox Holdings, Inc.; Energy Services International, Inc. (2004 to 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Advisory Board member will hold office for an indefinite term, except that any Advisory Board member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees.

+	Since 2000, Mr. Bowman also served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

June 30, 2015	184

Additional Company Information (Unaudited)

Officers:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Robert S. Naka 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1963	Vice President and Secretary	Vice President since 2009 and Secretary since 2012	President, Trust (2015); Chief Operating Officer, Forward Management, LLC (since 2009); Interim Chief Executive Officer, Forward Management, LLC (2015); Principal & Chief Operating Officer, Anew Capital Management LLC (2007 to 2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989 to 2007).

Barbara H. Tolle 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1949	Treasurer	Since 2006	Vice President, Director of Fund Accounting and Operations, Forward Management, LLC (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1998 to 2006).

Judith M. Rosenberg 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1948	Chief Compliance Officer and Chief Legal Officer	Since 2005	Chief Compliance Officer, Forward Management, LLC (2005 to 2015); Chief Compliance Officer and Secretary, Forward Securities, LLC (since 2010); First Vice President and Senior Attorney, Morgan Stanley (1984 to 1997; 2002 to 2005); Director of Compliance, Morgan Stanley Online (1997 to 2002).

Kathryn A. Burns 1290 Broadway, Suite 1100 Denver, CO 80203 Year of Birth: 1976	Assistant Treasurer	Since 2014	Assistant Vice President and Fund Controller, ALPS Fund Services, Inc. (since 2013); Vice President and Chief Compliance Officer, Old Mutual Capital (2010 to 2012); Vice President and Regulatory Reporting Manager, Old Mutual Capital (2006 to 2012); Manager, PricewaterhouseCoopers LLP (2004 to 2006).

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

185	June 30, 2015

Shareholder Voting Results (Unaudited)

Forward Funds

Special Meeting of Shareholders

May 6, 2015

May 29, 2015

Special Meetings of the Shareholders of each of the series of Forward Funds (the “Trust”), were held on May 6, 2015 (the “May 6, 2015 Meeting”) and May 29, 2015 (the “May 29, 2015 Meeting”) to approve proposals in connection with the acquisition of Forward Funds’ investment advisor, Forward Management, LLC (“Forward Management”) by Salient Partners, L.P. (the “Transaction”), which closed on June 9, 2015 and resulted in a change of control of Forward Management. In addition, shareholders were asked to approve the election of eight Trustees to serve on the Board of Trustees of the Trust (the “Board”). The following Trustees, who currently serve on the Board, were previously elected or appointed to the Board prior to May 6, 2015: Julie Allecta, A. John Gambs, Cecilia H. Herbert, Haig G. Mardikian, and Donald E. O’Connor.

At the May 6, 2015 Meeting, the shareholders of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Select EM Dividend Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund (each, a “Fund”) approved the following proposals:

Forward Commodity Long/Short Strategy Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 56.193% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,330,215.600	51.435%
Against	21,561.000	0.834%
Abstain	23,049.156	0.891%
Broker Non-Vote	992,398.000	38.372%

Total	2,367,223.756	91.532%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 97.303% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,303,383.600	89.064%
Withhold	63,840.156	2.468%

Total	2,367,223.756	91.532%

4b. A. John Gambs

Votes in favor represented 97.339% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,304,222.600	89.096%
Withhold	63,001.156	2.436%

Total	2,367,223.756	91.532%

June 30, 2015	186

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 97.273% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,302,668.624	89.036%
Withhold	64,555.132	2.496%

Total	2,367,223.756	91.532%

4d. Jonathan P. Carroll

Votes in favor represented 80.465% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,904,789.624	73.651%
Withhold	462,434.132	17.881%

Total	2,367,223.756	91.532%

4e. Dr. Bernard A. Harris

Votes in favor represented 97.189% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,300,684.624	88.959%
Withhold	66,539.132	2.573%

Total	2,367,223.756	91.532%

4f. Richard C. Johnson

Votes in favor represented 97.308% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,303,507.624	89.068%
Withhold	63,716.132	2.464%

Total	2,367,223.756	91.532%

4g. Scott E. Schwinger

Votes in favor represented 97.331% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,303,043.624	89.089%
Withhold	63,180.132	2.443%

Total	2,367,223.756	91.532%

4h. John A. Blaisdell

Votes in favor represented 97.153% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,299,830.624	88.926%
Withhold	67,393.132	2.606%

Total	2,367,223.756	91.532%

187	June 30, 2015

Shareholder Voting Results (Unaudited)

Forward Credit Analysis Long/Short Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 62.298% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,589,576.896	52.858%
Against	64,013.386	0.353%
Abstain	190,808.312	1.052%
Broker Non-Vote	5,548,583.000	30.584%

Total	15,392,981.594	84.847%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.296% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,130,678.594	83.401%
Withhold	262,303.000	1.446%

Total	15,392,981.594	84.847%

4b. A. John Gambs

Votes in favor represented 98.239% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,121,864.594	83.352%
Withhold	271,117.000	1.494%

Total	15,392,981.594	84.846%

4c. Karin B. Bonding

Votes in favor represented 97.781% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,051,395.631	82.964%
Withhold	341,585.963	1.883%

Total	15,392,981.594	84.847%

4d. Jonathan P. Carroll

Votes in favor represented 94.042% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	14,475,819.631	79.791%
Withhold	917,161.963	5.055%

Total	15,392,981.594	84.846%

June 30, 2015	188

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 98.081% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,097,544.631	83.218%
Withhold	295,436.963	1.628%

Total	15,392,981.594	84.846%

4f. Richard C. Johnson

Votes in favor represented 97.778% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,050,893.631	82.961%
Withhold	342,087.963	1.886%

Total	15,392,981.594	84.847%

4g. Scott E. Schwinger

Votes in favor represented 97.823% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,057,807.631	82.999%
Withhold	335,173.963	1.847%

Total	15,392,981.594	84.846%

4h. John A. Blaisdell

Votes in favor represented 98.245% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	15,122,878.017	83.358%
Withhold	270,103.577	1.489%

Total	15,392,981.594	84.847%

Forward Dynamic Income Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.267% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,656,975.283	85.935%
Withhold	12,234.000	0.634%

Total	1,669,209.283	86.569%

189	June 30, 2015

Shareholder Voting Results (Unaudited)

4b. A. John Gambs

Votes in favor represented 99.212% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,656,054.283	85.887%
Withhold	13,155.000	0.682%

Total	1,669,209.283	86.569%

4c. Karin B. Bonding

Votes in favor represented 99.134% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,654,747.520	85.819%
Withhold	14,461.763	0.750%

Total	1,669,209.283	86.569%

4d. Jonathan P. Carroll

Votes in favor represented 99.052% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,653,381.520	85.748%
Withhold	15,827.763	0.821%

Total	1,669,209.283	86.569%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.134% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,654,747.520	85.819%
Withhold	14,461.763	0.750%

Total	1,669,209.283	86.569%

4f. Richard C. Johnson

Votes in favor represented 99.134% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,654,747.520	85.819%
Withhold	14,461.763	0.750%

Total	1,669,209.283	86.569%

4g. Scott E. Schwinger

Votes in favor represented 99.134% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,654,747.520	85.819%
Withhold	14,461.763	0.750%

Total	1,669,209.283	86.569%

June 30, 2015	190

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 99.189% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,655,668.520	85.867%
Withhold	13,540.763	0.702%

Total	1,669,209.283	86.569%

Forward EM Corporate Debt Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 69.390% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,047,930.946	65.086%
Against	77,207.000	0.179%
Abstain	202,295.000	0.469%
Broker Non-Vote	12,093,060.000	28.062%

Total	40,420,492.946	93.796%

Proposal 3. To approve a new investment sub-advisory agreement between Forward Management and SW Asset Management, LLC, with respect to the Fund, as a result of the Transaction:

Votes in favor represented 69.402% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,052,467.946	65.097%
Against	81,186.000	0.188%
Abstain	193,780.000	0.450%
Broker Non-Vote	12,093,059.000	28.062%

Total	40,420,492.946	93.797%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.499% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,217,957.946	93.327%
Withhold	202,535.000	0.470%

Total	40,420,492.946	93.797%

4b. A. John Gambs

Votes in favor represented 99.516% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,224,729.946	93.343%
Withhold	195,763.000	0.454%

Total	40,420,492.946	93.797%

191	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 99.491% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,214,908.946	93.320%
Withhold	205,584.000	0.477%

Total	40,420,492.946	93.797%

4d. Jonathan P. Carroll

Votes in favor represented 98.730% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	39,907,087.946	92.606%
Withhold	513,405.000	1.191%

Total	40,420,492.946	93.797%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.530% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,230,698.946	93.356%
Withhold	189,494.000	0.440%

Total	40,420,492.946	93.796%

4f. Richard C. Johnson

Votes in favor represented 99.494% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,215,791.946	93.322%
Withhold	204,701.000	0.475%

Total	40,420,492.946	93.797%

4g. Scott E. Schwinger

Votes in favor represented 99.532% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,231,414.946	93.358%
Withhold	189,078.000	0.439%

Total	40,420,492.946	93.797%

4h. John A. Blaisdell

Votes in favor represented 99.535% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	40,232,715.946	93.361%
Withhold	187,777.000	0.436%

Total	40,420,492.946	93.797%

June 30, 2015	192

Shareholder Voting Results (Unaudited)

Forward Emerging Markets Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 71.753% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	731,289.464	60.823%
Against	122.000	0.010%
Abstain	37.000	0.003%
Broker Non-Vote	287,728.000	23.931%

Total	1,019,176.464	84.767%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.624% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,015,346.464	84.449%
Withhold	3,830.000	0.319%

Total	1,019,176.464	84.768%

4b. A. John Gambs

Votes in favor represented 99.475% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,013,825.108	84.322%
Withhold	5,351.356	0.445%

Total	1,019,176.464	84.767%

4c. Karin B. Bonding

Votes in favor represented 99.407% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,013,137.553	84.265%
Withhold	6,038.911	0.502%

Total	1,019,176.464	84.767%

4d. Jonathan P. Carroll

Votes in favor represented 95.213% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	970,388.317	80.709%
Withhold	48,788.147	4.058%

Total	1,019,176.464	84.767%

193	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 99.407% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,013,137.553	84.265%
Withhold	6,038.911	0.502%

Total	1,019,176.464	84.767%

4f. Richard C. Johnson

Votes in favor represented 99.325% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,012,299.317	84.195%
Withhold	6,877.147	0.572%

Total	1,019,176.464	84.767%

4g. Scott E. Schwinger

Votes in favor represented 99.407% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,013,137.553	84.265%
Withhold	6,038.911	0.502%

Total	1,019,176.464	84.767%

4h. John A. Blaisdell

Votes in favor represented 99.325% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,012,299.317	84.195%
Withhold	6,877.147	0.572%

Total	1,019,176.464	84.767%

Forward Global Dividend Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 75.386% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	862,844.501	73.890%
Against	117.000	0.010%
Abstain	0.000	0.000%
Broker Non-Vote	281,612.000	24.116%

Total	1,144,573.501	98.016%

June 30, 2015	194

Shareholder Voting Results (Unaudited)

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,144,573.501	98.016%
Withhold	0.000	0.000%

Total	1,144,573.501	98.016%

4b. A. John Gambs

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,144,573.501	98.016%
Withhold	0.000	0.000%

Total	1,144,573.501	98.016%

4c. Karin B. Bonding

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

4d. Jonathan P. Carroll

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

195	June 30, 2015

Shareholder Voting Results (Unaudited)

4f. Richard C. Johnson

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

4g. Scott E. Schwinger

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

4h. John A. Blaisdell

Votes in favor represented 99.934% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,143,814.995	97.951%
Withhold	758.506	0.065%

Total	1,144,573.501	98.016%

Forward International Dividend Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 82.428% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	29,073,372.574	81.006%
Against	64,313.000	0.179%
Abstain	111,569.540	0.311%
Broker Non-Vote	6,022,061.000	16.779%

Total	35,271,316.114	98.275%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.488% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,090,651.574	97.771%
Withhold	180,664.540	0.503%

Total	35,271,316.114	98.274%

June 30, 2015	196

Shareholder Voting Results (Unaudited)

4b. A. John Gambs

Votes in favor represented 99.547% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,111,690.574	97.830%
Withhold	159,625.540	0.445%

Total	35,271,316.114	98.275%

4c. Karin B. Bonding

Votes in favor represented 99.445% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,075,457.632	97.729%
Withhold	195,858.482	0.546%

Total	35,271,316.114	98.275%

4d. Jonathan P. Carroll

Votes in favor represented 69.740% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	24,598,185.632	68.537%
Withhold	10,673,130.482	29.738%

Total	35,271,316.114	98.275%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.536% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,107,636.632	97.819%
Withhold	163,679.482	0.456%

Total	35,271,316.114	98.275%

4f. Richard C. Johnson

Votes in favor represented 99.465% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,082,714.632	97.749%
Withhold	188,601.482	0.525%

Total	35,271,316.114	98.274%

4g. Scott E. Schwinger

Votes in favor represented 99.508% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,097,688.632	97.791%
Withhold	173,627.482	0.484%

Total	35,271,316.114	98.275%

197	June 30, 2015

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 99.524% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	35,103,426.632	97.807%
Withhold	167,889.482	0.468%

Total	35,271,316.114	98.275%

Forward International Small Companies Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 73.465% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	6,927,943.599	67.607%
Against	24,201.791	0.236%
Abstain	68,608.000	0.670%
Broker Non-Vote	2,409,481.000	23.513%

Total	9,430,234.390	92.026%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.458% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,284,815.593	90.607%
Withhold	145,418.797	1.419%

Total	9,430,234.390	92.026%

4b. A. John Gambs

Votes in favor represented 98.064% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,247,679.925	90.245%
Withhold	182,554.465	1.781%

Total	9,430,234.390	92.026%

4c. Karin B. Bonding

Votes in favor represented 98.253% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,265,502.565	90.419%
Withhold	164,731.825	1.608%

Total	9,430,234.390	92.027%

June 30, 2015	198

Shareholder Voting Results (Unaudited)

4d. Jonathan P. Carroll

Votes in favor represented 84.481% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	7,966,799.593	77.745%
Against	1,463,434.797	14.281%

Total	9,430,234.390	92.026%

4e. Dr. Bernard A. Harris

Votes in favor represented 98.065% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,247,745.593	90.246%
Withhold	182,488.797	1.781%

Total	9,430,234.390	92.027%

4f. Richard C. Johnson

Votes in favor represented 97.883% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,230,549.593	90.078%
Withhold	199,684.797	1.949%

Total	9,430,234.390	92.027%

4g. Scott E. Schwinger

Votes in favor represented 98.012% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,242,786.897	90.197%
Withhold	187,447.493	1.829%

Total	9,430,234.390	92.026%

4h. John A. Blaisdell

Votes in favor represented 98.002% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	9,241,787.897	90.187%
Withhold	188,446.493	1.839%

Total	9,430,234.390	92.026%

199	June 30, 2015

Shareholder Voting Results (Unaudited)

Forward Select EM Dividend Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 99.392% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,703,562.211	80.863%
Against	4,822.048	0.229%
Abstain	5,598.000	0.266%
Broker Non-Vote	0.000	0.000%

Total	1,713,982.259	81.358%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.231% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,700,806.259	80.732%
Withhold	13,176.000	0.625%

Total	1,713,982.259	81.357%

4b. A. John Gambs

Votes in favor represented 99.501% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,705,426.259	80.952%
Withhold	8,556.000	0.406%

Total	1,713,982.259	81.358%

4c. Karin B. Bonding

Votes in favor represented 99.290% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,701,818.259	80.780%
Withhold	12,164.000	0.577%

Total	1,713,982.259	81.357%

4d. Jonathan P. Carroll

Votes in favor represented 98.972% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,696,363.259	80.521%
Withhold	17,619.000	0.836%

Total	1,713,982.259	81.357%

June 30, 2015	200

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 99.501% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,705,426.259	80.952%
Withhold	8,556.000	0.406%

Total	1,713,982.259	81.358%

4f. Richard C. Johnson

Votes in favor represented 99.290% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,701,818.259	80.780%
Withhold	12,164.000	0.577%

Total	1,713,982.259	81.357%

4g. Scott E. Schwinger

Votes in favor represented 99.300% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,701,980.259	80.788%
Withhold	12,002.000	0.570%

Total	1,713,982.259	81.358%

4h. John A. Blaisdell

Votes in favor represented 99.501% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,705,426.259	80.952%
Withhold	8,556.000	0.406%

Total	1,713,982.259	81.358%

Forward Small Cap Equity Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 96.164% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	771,685.681	61.758%
Withhold	30,781.870	2.463%

Total	802,467.551	64.221%

201	June 30, 2015

Shareholder Voting Results (Unaudited)

4b. A. John Gambs

Votes in favor represented 96.196% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	771,942.389	61.779%
Withhold	30,525.162	2.443%

Total	802,467.551	64.222%

4c. Karin B. Bonding

Votes in favor represented 95.889% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	769,479.982	61.582%
Withhold	32,987.569	2.640%

Total	802,467.551	64.222%

4d. Jonathan P. Carroll

Votes in favor represented 93.071% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	746,861.690	59.772%
Withhold	55,605.861	4.450%

Total	802,467.551	64.222%

4e. Dr. Bernard A. Harris

Votes in favor represented 96.137% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	771,470.690	61.741%
Withhold	30,996.861	2.481%

Total	802,467.551	64.222%

4f. Richard C. Johnson

Votes in favor represented 96.031% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	770,618.690	61.673%
Withhold	31,848.861	2.549%

Total	802,467.551	64.222%

4g. Scott E. Schwinger

Votes in favor represented 96.137% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	771,470.690	61.741%
Withhold	30,996.861	2.481%

Total	802,467.551	64.222%

June 30, 2015	202

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 96.137% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	771,470.690	61.741%
Withhold	30,996.861	2.481%

Total	802,467.551	64.222%

Forward Tactical Enhanced Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.920% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,039,081.910	89.201%
Withhold	11,346.000	0.974%

Total	1,050,427.910	90.175%

4b. A. John Gambs

Votes in favor represented 98.140% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,030,885.910	88.497%
Withhold	19,542.000	1.678%

Total	1,050,427.910	90.175%

4c. Karin B. Bonding

Votes in favor represented 98.742% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,037,210.532	89.040%
Withhold	13,217.378	1.135%

Total	1,050,427.910	90.175%

4d. Jonathan P. Carroll

Votes in favor represented 98.742% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,037,210.532	89.040%
Withhold	13,217.378	1.135%

Total	1,050,427.910	90.175%

203	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 97.961% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,029,014.532	88.337%
Withhold	21,413.378	1.838%

Total	1,050,427.910	90.175%

4f. Richard C. Johnson

Votes in favor represented 98.742% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,037,210.532	89.040%
Withhold	13,217.378	1.135%

Total	1,050,427.910	90.175%

4g. Scott E. Schwinger

Votes in favor represented 98.742% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,037,210.532	89.040%
Withhold	13,217.378	1.135%

Total	1,050,427.910	90.175%

4h. John A. Blaisdell

Votes in favor represented 98.742% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,037,210.532	89.040%
Withhold	13,217.378	1.135%

Total	1,050,427.910	90.175%

Forward Tactical Growth Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 66.515% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	19,076,242.033	62.493%
Against	97,700.454	0.320%
Abstain	67,897.234	0.222%
Broker Non-Vote	9,437,791.000	30.918%

Total	28,679,630.721	93.953%

June 30, 2015	204

Shareholder Voting Results (Unaudited)

Proposal 2. To approve a new investment sub-advisory agreement between Forward Management and Broadmark Asset Management, LLC, with respect to the Fund, as a result of the Transaction:

Votes in favor represented 66.440% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	19,054,805.073	62.422%
Against	103,020.454	0.337%
Abstain	84,013.194	0.275%
Broker Non-Vote	9,437,792.000	30.918%

Total	28,679,630.721	93.952%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.635% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,288,093.227	92.670%
Withhold	391,537.494	1.283%

Total	28,679,630.721	93.953%

4b. A. John Gambs

Votes in favor represented 98.581% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,272,527.227	92.619%
Withhold	407,103.494	1.334%

Total	28,679,630.721	93.953%

4c. Karin B. Bonding

Votes in favor represented 98.601% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,278,373.227	92.638%
Withhold	401,257.494	1.314%

Total	28,679,630.721	93.952%

4d. Jonathan P. Carroll

Votes in favor represented 42.339% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,142,548.227	39.778%
Withhold	16,537,082.494	54.174%

Total	28,679,630.721	93.952%

205	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 98.633% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,287,461.227	92.668%
Withhold	392,169.484	1.285%

Total	28,679,630.721	93.953%

4f. Richard C. Johnson

Votes in favor represented 98.550% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,263,910.227	92.591%
Withhold	415,720.494	1.362%

Total	28,679,630.721	93.953%

4g. Scott E. Schwinger

Votes in favor represented 98.647% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,291,521.227	92.681%
Withhold	388,109.494	1.271%

Total	28,679,630.721	93.952%

4h. John A. Blaisdell

Votes in favor represented 98.662% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	28,295,977.227	92.696%
Withhold	383,653.494	1.257%

Total	28,679,630.721	93.953%

At the May 29, 2015 Meeting, shareholders of the Forward Dynamic Income Fund, Forward Small Cap Equity Fund and Forward Tactical Enhanced Fund approved following proposals:

Forward Dynamic Income Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 76.505% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	989,807.726	51.334%
Against	7,956.000	0.413%
Abstain	14,178.000	0.735%
Broker Non-Vote	281,841.000	14.617%

Total	1,293,782.726	67.099%

June 30, 2015	206

Shareholder Voting Results (Unaudited)

Forward Small Cap Equity Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 69.707% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	538,239.322	43.075%
Against	30,614.797	2.450%
Abstain	19,333.069	1.547%
Broker Non-Vote	183,963.000	14.723%

Total	772,150.188	61.795%

Forward Tactical Enhanced Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 57.517% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	596,396.919	51.198%
Against	6,411.000	0.550%
Abstain	3,561.429	0.306%
Broker Non-Vote	430,528.000	36.959%

Total	1,036,897.348	89.013%

207	June 30, 2015

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	FSD001698 083116

Semi-Annual Report June 30, 2015

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward Investment Grade Fixed-Income Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2015

1

Shareholder Update	June 30, 2015

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

We at Salient have long emphasized the importance of building truly diversified portfolios that are more resilient, more adaptive and better aligned with investor goals than traditional stock and bond portfolios. The economic and market developments globally over the last six months show why effective portfolio diversification remains one of our key tenets.

U.S. equity market gains have slowed, some overseas stock markets are outpacing the U.S. and we remain in a low-interest-rate environment. Economic policy is continually evolving in the U.S. and overseas, leading to higher market volatility and rapid economic regime shifts that, at times, feel more like tectonic shifts. This climate leaves investors challenged, once again, to find tools to build more diversified portfolios that will weather these regime shifts over time.

The big news from Salient is that we have dramatically expanded our resources for putting smart diversification and risk management principles into action. At the beginning of June we completed our acquisition of Forward Management, an asset manager with a wide-ranging set of alternative strategies that complement our own.

Beyond doubling the size of our investment team, this move realizes our vision of Salient + Forward as a single source of portfolio solutions. Our expanded capabilities include:

•	Global and tactical allocation strategies with built-in adaptability to economic and market change.

•	Real estate and infrastructure strategies that complement Salient’s strengths in master limited partnerships.

•	International dividend strategies that serve both income and growth objectives.

•	Other specialized alternative and niche strategies, including frontier equities, emerging market debt, credit long/short and a variety of hedge fund and private equity strategies.

We are excited to be able to offer such a far-reaching set of core strategies with the potential to generate income and enhance alpha at a time when investors urgently need more innovative, risk-based and flexible solutions. Please stay tuned for further details as we continue to integrate the Salient and Forward teams in the weeks and months ahead.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Alpha is a technical risk ratio that shows a fund’s excess return relative to the performance of its benchmark index.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

June 30, 2015	2

Shareholder Update	June 30, 2015

A MESSAGE FROM:	Lee Partridge Chief Investment Officer

Dear Shareholder:

As we enter the second half of the year we observe that investors are confronted by a number of ongoing challenges that have characterized the global economy since the financial crisis of 2008. These challenges include severe fiscal imbalances across peripheral European countries, a large overhang of global debt, waning growth in China, the divergence of global central bank activity across developed market regions and a continued wealth divide within the United States. As the philosopher Plato of ancient Greece so eloquently stated nearly 2400 years ago, “Excess generally causes reaction, and produces a change in the opposite direction, whether it be in the seasons, or in individuals, or in governments.”

The backdrop to a strong dollar

In the wake of these challenges, the U.S. dollar continued its appreciation versus most major currencies in the first half of 2015 as the Federal Reserve adopted a more restrictive monetary stance relative to other major central banks. The European Central Bank began implementing quantitative easing measures in March with a commitment to purchase €1.1 trillion worth of assets. Those purchases include asset-backed securities, covered bonds and sovereign debt, including, but not limited to, the sovereign debt of Greece. As the U.S. dollar rallied, U.S. equity markets began underperforming most other developed markets, which we attribute to the dual impact of reduced profits from foreign operations for U.S. companies and reduced competitiveness of their exports. Commodity markets are generally down for the year, reflecting the U.S. dollar’s strength as well as dissipating demand from China and the better part of Southeast Asia.

Greek playwright Sophocles once said, “Money is the worst currency that ever grew among mankind. This sacks cities, this drives men from their homes, this teaches and corrupts the worthiest minds to turn base deeds.” A recent study conducted by the McKinsey Global Institute estimates that worldwide debt increased by $57 trillion between the fourth quarter of 2007 and the fourth quarter of 2014. As a percentage of gross domestic product (GDP), the study estimates that debt increased from 269% in 2007 to 286% in 2014. The increases in debt reflect the collective, cumulative fiscal deficits of countries, corporations, households and the financial sector. Both the size of outstanding debt and the pace of debt increases have been affected by three principal drivers: expenditures, output growth rates and restructuring.

Market drivers with political consequences

Each of these drivers has political consequences associated with them. Expenditures are reduced by austerity measures—spending less on social welfare programs, post-retirement benefits, healthcare and public works. Growth is difficult for policymakers to engineer. Debt restructuring or forgiveness transfers wealth from lenders to borrowers. At the very least, making changes that impact expenditures and restructuring existing debt offer politically unpalatable options for most policymakers. Both cases represent the prospects of short-term pain and long-term gain, which are inconsistent with the time horizons of elected officials and their appointed agents. As Plato once said, “There will be no end to the troubles of states, or of humanity itself, till philosophers become kings in this world, or till those we now call kings and rulers really and truly become philosophers, and political power and philosophy thus come into the same hands.”

The questionable interest rate rise

Plato also said, “Opinion is the medium between knowledge and ignorance.” With that in mind, we humbly submit the following observations for the latter half of 2015. The Federal Open Market Committee (FOMC) will have three opportunities to adjust monetary policy before the end of the year (September 16-17, October 27-28 and December 15-16). Fed Chair Janet Yellen continues to state that, dependent on the continuation of economic growth, the FOMC intends to increase interest rates in 2015. It seems to us that if the FOMC does not begin the process of raising interest rates at the September meeting, concerns about interfering with the economy during the upcoming election year will diminish the probability of making changes before the general election in November 2016. Such delays would likely result in downward pressure on the U.S. dollar, which could translate to a reversal in the equity trends cited above. Regardless of FOMC activity, we believe that commodity prices will remain under pressure due to the more pernicious growth problems in China and Europe.

The upcoming presidential debates are likely to be dominated by social issues including the yawning wealth divide in America. The more centrist candidates will likely move toward more polarized positions as social initiatives and fiscal discipline are juxtaposed during the campaign period. The current turmoil in Greece will likely be touted as the inevitable consequence of a deficit-driven economy. We expect the existing levels of debt to GDP along with the prospect of

3	June 30, 2015

continued austerity measures in Europe and tepid growth in China to create a perfect storm—a storm that could increase general market volatility, keep long-term interest rates low and reduce both future equity market returns and commodity prices. We firmly believe that, in this environment, diversification is the most important weapon in an investor’s arsenal.

In conclusion, it’s often not the quality of predictions but the rigor of preparation that allows investors to withstand times of uncertainty. In our view, the best preparation is diversification across markets, geographies and strategies. Diversification allows investors to realize Greek philosopher Aristotle’s adage, “The ideal man bears the accidents of life with dignity and grace, making the best of circumstances.” It would seem that the intellectual forefathers of modern day Greece identified the answers to many of the challenges that face modern day Greece as well as the global economy more generally.

We are humbled by the trust you have placed with us as investors and remain grateful for the opportunities you have given to us.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Diversification does not assure profit or protect against risk.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Lee Partridge has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2015 Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2015	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Frontier Strategy Fund(a)			1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-16.89%	4.58%	3.77%	12/31/08

Institutional Class			-16.74%	4.83%	3.95%	12/31/08

Advisor Class(b)			-16.66%	N/A	0.87%	05/02/11

Class Z			-16.63%	4.94%	6.01%	05/05/09

Forward High Yield Bond Fund(c)		1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-0.77%	7.50%	6.38%	6.48%	05/01/00

Institutional Class		-0.37%	7.95%	6.76%	6.89%	05/01/00

Class C (with CDSC)(d)		-2.19%	6.98%	5.76%	7.02%	12/30/02

Class C (without CDSC)(e)		-1.27%	6.98%	5.76%	7.02%	12/30/02

Class Z		-0.27%	8.04%	N/A	10.67%	05/05/09

Forward Investment Grade Fixed-Income Fund(f)		1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-0.85%	2.71%	3.29%	4.23%	07/14/98

Institutional Class		-0.25%	3.20%	3.75%	5.22%	06/15/92

Class Z		-0.20%	3.28%	N/A	5.55%	05/05/09

Forward Total MarketPlus Fund(g)		1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		6.06%	15.79%	6.51%	5.66%	06/24/98

Institutional Class		6.44%	16.24%	6.96%	9.87%	08/24/92

Class Z		6.58%	16.38%	N/A	16.94%	05/05/09

Forward U.S. Government Money Fund(h)	7-Day Current Yield(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	0.01%	0.01%	0.02%	1.15%	1.71%	07/29/98

Institutional Class	0.01%	0.01%	0.02%	1.33%	2.62%	04/09/92

5	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 9 for important performance disclosure information about the Forward Funds.

Forward Balanced Allocation Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.28%	4.64%	2.81%	2.79%	12/27/00

Institutional Class	-3.81%	5.17%	3.32%	3.31%	12/27/00

Class A (with sales load)(k)	-9.62%	3.56%	2.35%	3.38%	09/29/03

Class A (without sales load)(l)	-4.10%	4.79%	2.96%	3.91%	09/29/03

Class C (with CDSC)(d)	-5.70%	4.12%	2.29%	3.90%	12/30/02

Class C (without CDSC)(e)	-4.77%	4.12%	2.29%	3.90%	12/30/02

Forward Growth & Income Allocation Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.74%	5.49%	2.82%	2.64%	12/27/00

Institutional Class	-4.24%	6.03%	3.34%	3.15%	12/27/00

Class A (with sales load)(k)	-10.10%	4.40%	2.36%	3.58%	09/29/03

Class A (without sales load)(l)	-4.60%	5.65%	2.97%	4.10%	09/29/03

Class C (with CDSC)(d)	-6.10%	4.97%	2.30%	4.18%	12/30/02

Class C (without CDSC)(e)	-5.18%	4.97%	2.30%	4.18%	12/30/02

Forward Growth Allocation Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.72%	6.33%	2.64%	2.23%	12/27/00

Institutional Class	-4.23%	6.88%	3.14%	2.74%	12/27/00

Class A (with sales load)(k)	-9.99%	5.25%	2.17%	3.81%	09/29/03

Class A (without sales load)(l)	-4.52%	6.50%	2.78%	4.33%	09/29/03

Class C (with CDSC)(d)	-6.11%	5.81%	2.12%	4.62%	12/30/02

Class C (without CDSC)(e)	-5.20%	5.81%	2.12%	4.62%	12/30/02

Forward Income & Growth Allocation Fund(o)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.10%	3.86%	2.85%	3.00%	12/27/00

Institutional Class	-3.69%	4.36%	3.34%	3.50%	12/27/00

Class A (with sales load)(k)	-9.50%	2.79%	2.38%	3.00%	09/29/03

Class A (without sales load)(l)	-3.96%	4.02%	2.99%	3.52%	09/29/03

Class C (with CDSC)(d)	-5.31%	3.36%	2.33%	3.30%	12/30/02

Class C (without CDSC)(e)	-4.57%	3.36%	2.33%	3.30%	12/30/02

June 30, 2015	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 9 for important performance disclosure information about the Forward Funds.

Forward Income Builder Fund(p)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-1.87%	5.67%	4.58%	4.41%	12/27/00

Institutional Class	-1.47%	6.19%	5.10%	4.92%	12/27/00

Class A (with sales load)(q)	-5.41%	5.11%	4.44%	4.17%	09/29/03

Class A (without sales load)(l)	-1.70%	5.92%	4.84%	4.51%	09/29/03

Class C (with CDSC)(d)	-3.29%	5.15%	4.06%	3.74%	12/30/02

Class C (without CDSC)(e)	-2.40%	5.15%	4.06%	3.74%	12/30/02

Forward Multi-Strategy Fund(r)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.15%	6.68%	2.08%	1.38%	12/27/00

Institutional Class	-3.69%	7.24%	2.61%	1.89%	12/27/00

Class A (with sales load)(k)	-9.61%	5.61%	1.65%	3.58%	09/29/03

Class A (without sales load)(l)	-4.10%	6.87%	2.25%	4.10%	09/29/03

Class C (with CDSC)(d)	-5.57%	6.17%	1.59%	4.45%	12/30/02

Class C (without CDSC)(e)	-4.66%	6.17%	1.59%	4.45%	12/30/02

(a) Prior to May 1, 2011, Forward Frontier Strategy Fund was known as Forward Frontier MarketStrat Fund. Prior to September 20, 2010, Forward Frontier MarketStrat Fund was know as Forward Frontier Markets Fund. Prior to May 1, 2010, Forward Frontier Markets Fund was known as Accessor Frontier Markets Fund.

(b) Prior to May 1, 2013, the Advisor Class was known as Class M.

(c) Prior to May 1, 2010, Forward High Yield Bond Fund was known as Accessor High Yield Bond Fund.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Effective December 1, 2014, the Trust and Forward Mangement terminated their sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO “). The fund is now advised solely by Forward Management. Performance figures shown for periods before December 1, 2014, represent performance of the fund while being sub-advised by PIMCO. Prior to May 1, 2010, Forward Investment Grade Fixed-Income Fund was known as Accessor Investment Grade Fixed-Income Fund.

(g) Prior to May 1, 2013 Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund. Prior to May 1, 2011, Forward Extended MarketPlus Fund was known as Forward SMIDPlus Fund. Prior to September 20, 2010, Forward SMIDPlus Fund was known as Forward Small to Mid Cap Fund. Prior to May 1, 2010, Forward Small to Mid Cap Fund was known as Accessor Small to Mid Cap Fund.

(h) Prior to May 1, 2010, Forward U.S. Government Money Fund was known as Accessor U.S. Government Money Fund.

(i) The 7-Day Current Yield is the average of each of the last seven day’s daily yields.

(j) Prior to May 1, 2010, Forward Balanced Allocation Fund was known as Accessor Balanced Allocation Fund.

(k) Includes the effect of the maximum 5.75% sales charge.

(l) Excludes sales charge.

(m) Prior to May 1, 2010, Forward Growth & Income Allocation Fund was known as Accessor Growth & Income Allocation Fund.

(n) Prior to May 1, 2010, Forward Growth Allocation Fund was known as Accessor Growth Allocation Fund.

7	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 9 for important performance disclosure information about the Forward Funds.

(o) Prior to May 1, 2010, Forward Income & Growth Allocation Fund was known as Accessor Income & Growth Allocation Fund.

(p) Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund. Prior to May 1, 2010, Forward Income Allocation Fund was known as Accessor Income Allocation Fund.

(q) Includes the effect of the maximum 3.75% sales charge.

(r) Prior to December 3, 2012, Forward Multi-Strategy Fund was known as Forward Aggressive Growth Allocation Fund. Prior to May 1, 2010, Forward Aggressive Growth Allocation Fund was known as Accessor Aggressive Growth Allocation Fund.

June 30, 2015	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Frontier Strategy Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward High Yield Bond Fund

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Forward Investment Grade Fixed-Income Fund

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Total MarketPlus Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

9	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward U.S. Government Money Fund

An investment in the Forward U.S. Government Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Forward Balanced Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Growth & Income Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

June 30, 2015	10

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Forward Growth Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Forward Income & Growth Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Income Builder Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

11	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward Multi-Strategy Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

June 30, 2015	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Forward Frontier Strategy Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$958.60	1.29%	$6.26

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Institutional Class
Actual	$1,000.00	$960.70	0.99%	$4.81

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Advisor Class
Actual	$1,000.00	$959.80	0.99%	$4.81

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class Z
Actual	$1,000.00	$959.90	0.89%	$4.32

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Forward High Yield Bond Fund
Investor Class
Actual	$1,000.00	$1,029.40	1.22%	$6.14

Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
Institutional Class
Actual	$1,000.00	$1,032.50	0.82%	$4.13

Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

13	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward High Yield Bond Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Class C
Actual	$1,000.00	$1,028.10	1.72%	$8.65

Hypothetical	$1,000.00	$1,016.27	1.72%	$8.60
Class Z
Actual	$1,000.00	$1,032.00	0.72%	$3.63

Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
Forward Investment Grade Fixed-Income Fund
Investor Class
Actual	$1,000.00	$983.50	1.03%	$5.07

Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Institutional Class
Actual	$1,000.00	$986.20	0.75%	$3.69

Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class Z
Actual	$1,000.00	$986.50	0.65%	$3.20

Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Forward Total MarketPlus Fund
Investor Class
Actual	$1,000.00	$1,014.80	1.25%	$6.24

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Institutional Class
Actual	$1,000.00	$1,016.50	0.85%	$4.25

Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class Z
Actual	$1,000.00	$1,017.20	0.75%	$3.75

Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Forward U.S. Government Money Fund
Investor Class
Actual	$1,000.00	$1,000.00	0.23%	$1.14

Hypothetical	$1,000.00	$1,023.65	0.23%	$1.15
Institutional Class
Actual	$1,000.00	$1,000.00	0.23%	$1.14

Hypothetical	$1,000.00	$1,023.65	0.23%	$1.15
Forward Balanced Allocation Fund
Investor Class
Actual	$1,000.00	$991.30	1.39%	$6.86

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

June 30, 2015	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Balanced Allocation Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Institutional Class
Actual	$1,000.00	$994.00	0.89%	$4.40

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Class A
Actual	$1,000.00	$991.90	1.24%	$6.12

Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class C
Actual	$1,000.00	$988.60	1.89%	$9.32

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Forward Growth & Income Allocation Fund
Investor Class
Actual	$1,000.00	$997.30	0.97%	$4.80

Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
Institutional Class
Actual	$1,000.00	$999.70	0.47%	$2.33

Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Class A
Actual	$1,000.00	$998.00	0.82%	$4.06

Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
Class C
Actual	$1,000.00	$995.40	1.47%	$7.27

Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Forward Growth Allocation Fund
Investor Class
Actual	$1,000.00	$1,005.20	0.89%	$4.42

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Institutional Class
Actual	$1,000.00	$1,007.70	0.39%	$1.94

Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class A
Actual	$1,000.00	$1,006.60	0.74%	$3.68

Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class C
Actual	$1,000.00	$1,002.70	1.39%	$6.90

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

15	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Income & Growth Allocation Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$980.70	3.02%	$14.83

Hypothetical	$1,000.00	$1,009.82	3.02%	$15.05
Institutional Class
Actual	$1,000.00	$983.00	2.47%	$12.14

Hypothetical	$1,000.00	$1,012.55	2.47%	$12.33
Class A
Actual	$1,000.00	$981.70	2.85%	$14.00

Hypothetical	$1,000.00	$1,010.66	2.85%	$14.21
Class C
Actual	$1,000.00	$978.40	3.51%	$17.22

Hypothetical	$1,000.00	$1,007.39	3.51%	$17.47
Forward Income Builder Fund
Investor Class
Actual	$1,000.00	$1,007.30	0.89%	$4.43

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Institutional Class
Actual	$1,000.00	$1,009.70	0.39%	$1.94

Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class A
Actual	$1,000.00	$1,008.50	0.64%	$3.19

Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class C
Actual	$1,000.00	$1,004.90	1.39%	$6.91

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Forward Multi-Strategy Fund
Investor Class
Actual	$1,000.00	$991.30	0.89%	$4.39

Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Institutional Class
Actual	$1,000.00	$993.40	0.39%	$1.93

Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class A
Actual	$1,000.00	$991.50	0.74%	$3.65

Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

June 30, 2015	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Multi-Strategy Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Class C
Actual	$1,000.00	$988.30	1.39%	$6.85

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

17	June 30, 2015

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Frontier Strategy Fund*
U.S. Treasury Bonds & Notes	17.46%
Agency Pass-Through Securities	15.77%
Corporate Bonds	15.31%
Collateralized Mortgage Obligations	10.04%
Municipal Bonds	8.00%
Exchange-Traded Funds	3.84%
Asset-Backed Securities	3.21%
Net Other Assets and Liabilities	26.37%
	100.00%

Forward High Yield Bond Fund
Financials	18.04%
Consumer Noncyclical	15.90%
Industrials	13.49%
Consumer Cyclical	13.48%
Energy	12.57%
Communications	12.52%
Utilities	4.60%
Technology	3.00%
Basic Materials	2.41%
Net Other Assets and Liabilities	3.99%
	100.00%

Forward Investment Grade Fixed-Income Fund
Exchange-Traded Funds	95.46%
U.S. Treasury Bonds & Notes	0.00%	(a)
Net Other Assets and Liabilities	4.54%
	100.00%

Forward Total MarketPlus Fund*
Exchange-Traded Funds	54.11%
Agency Pass-Through Securities	14.22%
Net Other Assets and Liabilities	31.67%
	100.00%

Forward U.S. Government Money Fund
Repurchase Agreements	99.07%
Net Other Assets and Liabilities	0.93%
	100.00%

Forward Balanced Allocation Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund—Forward Management, LLC	4	26.03%
Forward International Dividend Fund—Forward Management, LLC	121	19.47%	(b)
Forward Select EM Dividend Fund—Forward Management, LLC	95	9.31%	(b)
Forward Total MarketPlus Fund—Forward Management, LLC	129	9.22%
Forward EM Corporate Debt Fund—Forward Management, LLC	101	7.78%	(b)
Forward Commodity Long/Short Strategy Fund—Forward Management, LLC	147	7.00%	(b)
Forward Dynamic Income Fund—Forward Management, LLC	61	4.89%	(b)
Forward Select Opportunity Fund—Forward Management, LLC	40	4.78%	(b)
Forward Credit Analysis Long/Short Fund—Pacific Investment Management Co. LLC	36	3.94%	(b)
Forward High Yield Bond Fund—First Western Capital Management Co.	70	2.04%
Forward Frontier Strategy Fund—Forward Management, LLC	141	1.99%
Forward International Real Estate Fund—Forward Management, LLC	82	1.66%	(b)
Forward Real Estate Fund—Forward Management, LLC	70	1.09%	(b)
Net Other Assets and Liabilities		0.80%
		100.00%

Forward Growth & Income Allocation Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward International Dividend Fund—Forward Management, LLC	121	26.74%	(b)
Forward Investment Grade Fixed-Income Fund—Forward Management, LLC	4	16.41%
Forward Select EM Dividend Fund—Forward Management, LLC	95	12.93%	(b)

June 30, 2015	18

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward Growth & Income Allocation Fund (continued)
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Total MarketPlus Fund—Forward Management, LLC	129	12.66%
Forward Commodity Long/Short Strategy Fund—Forward Management, LLC	147	6.93%	(b)
Forward Dynamic Income Fund—Forward Management, LLC	61	5.07%	(b)
Forward Select Opportunity Fund—Forward Management, LLC	40	4.99%	(b)
Forward EM Corporate Debt Fund—Forward Management, LLC	101	4.98%	(b)
Forward Frontier Strategy Fund—Forward Management, LLC	141	2.72%
Forward Credit Analysis Long/Short Fund—Pacific Investment Management Co. LLC	36	2.53%	(b)
Forward International Real Estate Fund—Forward Management, LLC	82	1.72%	(b)
Forward Real Estate Fund—Forward Management, LLC	70	1.38%	(b)
Forward High Yield Bond Fund—First Western Capital Management Co.	70	1.17%
Net Other Assets and Liabilities		-0.23%
		100.00%

Forward Growth Allocation Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward International Dividend Fund—Forward Management, LLC	121	31.38%	(b)
Forward Select EM Dividend Fund—Forward Management, LLC	95	15.28%	(b)
Forward Total MarketPlus Fund—Forward Management, LLC	129	14.80%
Forward Investment Grade Fixed-Income Fund—Forward Management, LLC	4	9.91%
Forward Dynamic Income Fund—Forward Management, LLC	61	5.04%	(b)
Forward Select Opportunity Fund—Forward Management, LLC	40	5.02%	(b)
Forward International Real Estate Fund—Forward Management, LLC	82	4.00%	(b)
Forward Real Estate Fund—Forward Management, LLC	70	3.41%	(b)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Frontier Strategy Fund—Forward Management, LLC	141	3.27%
Forward EM Corporate Debt Fund—Forward Management, LLC	101	2.91%	(b)
Forward Commodity Long/Short Strategy Fund—Forward Management, LLC	147	2.51%	(b)
Forward Credit Analysis Long/Short Fund—Pacific Investment Management Co. LLC	36	1.45%	(b)
Forward High Yield Bond Fund—First Western Capital Management Co.	70	0.80%
Net Other Assets and Liabilities		0.22%
		100.00%

Forward Income & Growth Allocation Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund—Forward Management, LLC	4	35.71%
Forward International Dividend Fund—Forward Management, LLC	121	12.93%	(b)
Forward EM Corporate Debt Fund—Forward Management, LLC	101	10.82%	(b)
Forward Total MarketPlus Fund—Forward Management, LLC	129	6.35%
Forward Credit Analysis Long/Short Fund—Pacific Investment Management Co. LLC	36	6.08%	(b)
Forward Emerging Markets Fund—Forward Management, LLC	66	5.83%	(b)
Forward Commodity Long/Short Strategy Fund—Forward Management, LLC	147	5.01%	(b)
Forward Dynamic Income Fund—Forward Management, LLC	61	4.42%	(b)
Forward Select Opportunity Fund—Forward Management, LLC	40	4.21%	(b)
Forward Real Estate Fund—Forward Management, LLC	70	3.07%	(b)
Forward High Yield Bond Fund—First Western Capital Management Co.	70	3.00%
Forward International Real Estate Fund—Forward Management, LLC	82	1.83%	(b)
Forward Frontier Strategy Fund—Forward Management, LLC	141	0.52%
Net Other Assets and Liabilities		0.22%
		100.00%

19	June 30, 2015

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward Income Builder Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward International Dividend Fund—Forward Management, LLC	121	24.59%	(b)
Forward Select Income Fund—Forward Management, LLC	118	24.54%	(b)
Forward EM Corporate Debt Fund—Forward Management, LLC	101	24.48%	(b)
Forward High Yield Bond Fund—First Western Capital Management Co.	70	14.75%
Forward Select EM Dividend Fund—Forward Management, LLC	95	10.28%	(b)
Net Other Assets and Liabilities		1.36%
		100.00%

Forward Multi-Strategy Fund
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Emerging Markets Fund—Forward Management, LLC	66	17.17%	(b)
Forward Dynamic Income Fund—Forward Management, LLC	61	15.15%	(b)
Forward Tactical Enhanced Fund—Forward Management, LLC	1	13.17%	(b)
Forward Real Estate Long/Short Fund—Forward Management, LLC	106	12.74%	(b)
Forward International Dividend Fund—Forward Management, LLC	121	12.17%	(b)
Forward Select Opportunity Fund—Forward Management, LLC	40	5.78%	(b)
Forward Select Income Fund—Forward Management, LLC	118	5.59%	(b)
Forward Frontier Strategy Fund—Forward Management, LLC	141	3.97%
Forward EM Corporate Debt Fund—Forward Management, LLC	101	3.50%	(b)
Forward Tactical Growth Fund—Broadmark Asset Management, LLC	1	3.14%	(b)
Forward Global Infrastructure Fund—Forward Management, LLC	61	3.00%	(b)
Forward International Real Estate Fund—Forward Management, LLC	82	2.85%	(b)
Forward Commodity Long/Short Strategy Fund—Forward Management, LLC	147	1.28%	(b)
Net Other Assets and Liabilities		0.49%
		100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short and derivative instruments.

(a) Less than 0.005%.

(b) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2015	20

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 3.84%
147,350	iShares® MSCI Frontier 100 ETF	$4,312,934

	Total Exchange-Traded Funds (Cost $4,427,211)	4,312,934

Principal Amount

Agency Pass-Through Securities: 15.77%
Federal Home Loan Mortgage Corporation (FHLMC): 0.40%

$223,395	FHLMC 1.187%, 05/25/43(a)	229,259

18,021	1.942%, 12/01/30(a)	18,776

32,056	2.055%, 08/01/17(a)	32,275

1,364	2.060%, 03/01/18(a)	1,398

44,992	2.495%, 10/01/30(a)	46,752

3,000	2.551%, 12/01/18(a)	3,054

117,040	4.433%, 11/01/19(a)	119,303

		450,817

Federal National Mortgage Association (FNMA): 14.40%

1,500,000	FNMA 1.050%, 11/26/18	1,485,594

206,797	1.336%, 09/01/44(a)	212,389

84,456	1.336%, 10/01/44(a)	86,725

3,250	1.375%, 06/01/21(a)	3,269

2,000,000	1.500%, 10/23/19	1,970,284

79,702	1.536%, 06/01/40(a)	81,985

5,333	1.536%, 10/01/40(a)	5,492

2,000,000	1.710%, 01/15/20	1,986,000

51,064	1.761%, 08/01/34(a)	53,474

6,059	1.789%, 01/01/20(a)	6,276

707,565	1.790%, 01/01/34(a)	741,802

108,852	1.790%, 06/01/34(a)	114,247

1,433,635	1.800%, 02/01/20	1,430,100

82,119	1.819%, 08/01/33(a)	86,921

4,372	1.846%, 12/01/24(a)	4,557

4,500,000	1.875%, 09/18/18	4,600,247

275,210	1.921%, 07/01/35(a)	288,674

51,625	1.924%, 06/01/29(a)	54,170

Principal Amount		Value (Note 2)

$ 22,178	1.948%, 08/01/33(a)	$23,357

6,905	1.950%, 05/01/18(a)	7,036

7,718	1.989%, 11/01/18(a)	7,864

53,985	2.041%, 11/01/35(a)	56,857

4,277	2.054%, 02/01/37(a)	4,545

18,882	2.063%, 10/01/34(a)	20,011

21,102	2.067%, 03/01/18(a)	21,807

601,446	2.072%, 03/01/36(a)	634,026

20,977	2.082%, 01/01/36(a)	22,066

34,064	2.092%, 05/01/36(a)	35,978

86,743	2.107%, 11/01/35(a)	91,093

26,384	2.122%, 11/01/35(a)	27,780

8,526	2.130%, 04/01/23(a)	8,881

80,169	2.175%, 07/01/35(a)	85,504

90,499	2.227%, 11/01/37(a)	96,256

9,437	2.244%, 08/01/30(a)	9,821

549,658	2.273%, 12/01/39(a)	584,909

37,804	2.326%, 10/01/33(a)	39,862

27,700	2.330%, 01/01/35(a)	29,655

15,129	2.340%, 06/01/34(a)	16,078

32,762	2.341%, 06/01/32(a)	34,538

13,486	2.393%, 11/01/29(a)	14,380

84,379	2.402%, 10/01/34(a)	88,704

21,404	2.435%, 03/01/19(a)	21,466

54,499	2.440%, 06/01/34(a)	54,874

57,501	2.493%, 08/01/24(a)	60,182

130,896	2.505%, 07/01/41(a)	138,923

8,806	2.539%, 09/01/33(a)	9,361

368,935	2.725%, 08/01/35(a)	394,423

257,413	2.956%, 11/01/36(a)	270,491

19,347	3.245%, 08/01/18(a)	20,307

9,290	3.260%, 05/01/19(a)	9,695

40,000	4.680%, 09/01/19	44,231

		16,197,167

See Notes to Financial Statements	21	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

Government National Mortgage Association (GNMA): 0.97%

$ 990,710	GNMA 5.000%, 04/20/45	$1,088,595

	Total Agency Pass-Through Securities (Cost $17,647,471)	17,736,579

Asset-Backed Securities: 3.21%

250,000	American Express Credit Account Master Trust, Series 2014-2, Class A 1.260%, 01/15/20	250,406

250,000	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2 0.836%, 08/16/21(a)(b)	251,226

1,000,000	John Deere Owner Trust, Series 2014-B, Class A3 1.070%, 11/15/17	1,000,923

397,648	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3 0.840%, 11/15/17	397,822

1,200,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4 1.450%, 09/21/20	1,201,058

500,000	Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2 1.400%, 07/22/19(b)	501,961

	Total Asset-Backed Securities (Cost $3,597,295)	3,603,396

Collateralized Mortgage Obligations: 10.04%
Collateralized Mortgage Obligations-Other: 2.61%

972,374	Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR 9.192%, 05/14/17(a)(b)	1,025,614

1,200,000	Credit Suisse Re-REMIC Mortgage Trust, Series 2010- RR1, Class 3A 5.576%, 05/10/17(a)(b)	1,237,844

410,660	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A1 1.268%, 03/15/19	408,870

262,699	JP Morgan Chase Mortgage Trust, Series 2004, Class A5 2.281%, 12/25/34(a)	264,418

		2,936,746

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corporation (FHLMC): 3.84%

$ 1,112,760	FHLMC, REMICS 3.000%, 01/15/39	$1,136,284

377,067	3.000%, 08/15/40	394,143

493,001	3.500%, 04/15/40	522,356

150,419	4.500%, 08/15/20	158,094

1,734,024	FHLMC, STRIP 3.500%, 07/15/42	1,783,158

306,232	3.500%, 09/15/42	320,540

		4,314,575

Federal National Mortgage Association (FNMA): 0.59%

620,372	FNMA, REMICS 4.500%, 10/25/39	666,486

Government National Mortgage Association (GNMA): 3.00%

513,402	GNMA, REMICS 2.250%, 06/20/39	517,932

333,408	3.500%, 11/20/39	349,020

1,881,063	3.500%, 05/20/41	1,956,465

373,806	4.500%, 10/20/39	410,937

131,433	4.750%, 05/20/39	139,427

		3,373,781

	Total Collateralized Mortgage Obligations (Cost $11,271,466)	11,291,588

Corporate Bonds: 15.31%
Basic Materials: 0.90%

1,000,000	Dow Chemical Co., Sr. Unsec. Notes 2.500%, 02/15/16	1,009,749

Consumer Cyclical: 0.67%

750,000	Daimler Finance North America Llc, Sr. Unsec. Notes 1.138%, 08/01/18(a)(b)	756,935

Consumer Noncyclical: 0.09%

100,000	Johns Hopkins Health System Corp., Sr. Unsec. Notes 1.424%, 05/15/18	99,935

Consumer Staples: 1.00%

1,000,000	Kraft Foods Group, Inc., Sr. Unsec. Notes 6.125%, 08/23/18	1,118,411

June 30, 2015	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

Energy: 1.32%

$ 400,000	Copano Energy Llc/Copano Energy Finance Corp., Sr. Unsec. Notes 7.125%, 04/01/21	$423,560

345,000	Dominion Resources, Inc., Sr. Unsec. Notes 1.950%, 08/15/16	347,733

512,000	Schlumberger Norge AS, Sr. Unsec. Notes 1.950%, 09/14/16(b)	518,553

190,000	TransCanada PipeLines, Ltd., Sr. Unsec. Notes 0.962%, 06/30/16(a)	190,197

		1,480,043

Financials: 4.73%

400,000	American Express Credit Corp., Sr. Unsec. Notes 0.836%, 03/18/19(a)	398,863

1,000,000	Branch Banking & Trust Co., Sub. Notes, Series BKNT 5.625%, 09/15/16	1,052,144

500,000	Caterpillar Financial Services Corp., Sr. Unsec. Notes 2.050%, 08/01/16	506,654

382,000	Macquarie Group, Ltd., Sr. Unsec. Notes 1.278%, 01/31/17(a)(b)	383,926

1,495,000	Nationwide Mutual Insurance Co., Sub. Notes 2.576%, 12/15/24(a)(b)	1,497,984

1,000,000	Pricoa Global Funding I, Sec. Notes 2.200%, 05/16/19(b)	999,386

500,000	Skyway Concession Co., Llc, Sec. Notes 0.562%, 06/30/17(a)(b)	483,125

		5,322,082

Healthcare: 1.77%

1,000,000	AmerisourceBergen Corp., Sr. Unsec. Notes 1.150%, 05/15/17	998,606

1,000,000	Sanofi, Sr. Unsec. Notes 1.250%, 04/10/18	996,493

		1,995,099

Industrials: 0.71%

713,120	Federal Express Corp. 1999 Pass Through Trust, Second Lien Notes, Series 991B 7.900%, 01/15/20	801,547

Principal Amount		Value (Note 2)

Technology: 1.89%

$ 1,030,000	Hewlett-Packard Co., Sr. Unsec. Notes 3.300%, 12/09/16	$1,057,522

1,000,000	Intuit, Inc., Sr. Unsec. Notes 5.750%, 03/15/17	1,070,248

		2,127,770

Telecommunication Services: 2.23%

500,000	AT&T, Inc., Sr. Unsec. Notes 0.665%, 02/12/16(a)	499,339

1,500,000	2.375%, 11/27/18	1,513,436

500,000	Verizon Communications, Inc., Sr. Unsec. Notes 1.100%, 11/01/17	494,410

		2,507,185

	Total Corporate Bonds (Cost $17,287,903)	17,218,756

Municipal Bonds: 8.00%

275,000	Arizona State Power Authority Power Resources, Taxable Revenue Bonds, Hoover Prepayment Project 2.199%, 10/01/19	277,326

500,000	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B 1.140%, 03/01/16	502,535

50,000	City of Houston, Texas, Utility System, Taxable Revenue Bonds, First Lien, Series B 1.086%, 05/15/17	50,068

500,000	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B 1.070%, 04/01/16	499,715

750,000	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B 0.895%, 12/01/16	751,485

250,000	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B 1.282%, 12/01/16	252,827

See Notes to Financial Statements	23	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

$ 655,000	Minnesota State General Appropriation Fund, Taxable Revenue Bonds, Series B 1.053%, 06/01/17	$656,244

250,000	New Jersey Building Authority, Taxable Refinancing Revenue Bonds, Series B 1.233%, 06/15/16	249,898

500,000	New Jersey State Economic Development Authority, Taxable Refunding Revenue Bonds (School Facilities Construction), Series QQ 1.096%, 06/15/16	497,320

500,000	New York State Urban Development Corp., State Personal Income Taxable Revenue Bonds, Series F 1.650%, 03/15/18	503,990

175,000	North Carolina Housing Finance Agency, Homeownership Taxable Refunding Revenue Bonds, Series 35 2.040%, 07/01/18	176,995

250,000	North Texas Tollway Authority, First Tier Variable Revenue Refunding Bonds, Series A 0.870%, 01/01/50(a)	250,160

750,000	Pasadena, California, Unified School District, General Obligation Taxable Unlimited Refunding Bonds, Series B 1.861%, 11/01/18	757,103

300,000	Pearland Independent School District, General Obligation Taxable Unlimited Refunding Bonds, Series B 3.000%, 02/15/17	308,565

250,000	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B 0.948%, 02/01/16	249,648

500,000	Philadelphia Municipal Authority, Taxable Revenue Bonds, Series A 2.000%, 01/15/18	502,125

Principal Amount		Value (Note 2)

$425,000	Rhode Island State Housing & Mortgage Finance Corp., Taxable Revenue Bonds, Series 64-T 2.080%, 10/01/17	$429,161

500,000	State of California, Taxable Various Purpose General Obligation Unlimited Bonds 1.050%, 02/01/16	501,750

400,000	State of Connecticut, Special Tax Obligation Build America Revenue Bonds (Transportation Infrastructure Purposes — Direct Pay), Series B 4.376%, 11/01/21	438,428

180,000	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A 2.800%, 03/01/36	180,016

455,000	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B 2.000%, 04/01/19	456,024

500,000	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds 1.700%, 02/01/17	500,220

	Total Municipal Bonds (Cost $8,956,474)	8,991,603

U.S. Treasury Bonds & Notes: 17.46%

5,000,000	U.S. Treasury Notes 0.750%, 01/15/17	5,016,795

6,000,000	0.750%, 03/15/17	6,020,154

6,500,000	0.875%, 05/15/17	6,528,945

2,000,000	2.375%, 07/31/17	2,069,218

	Total U.S. Treasury Bonds & Notes (Cost $19,562,851)	19,635,112

	Total Investments: 73.63% (Cost $82,750,671)	82,789,968

	Net Other Assets and Liabilities: 26.37%	29,652,685	(c)

	Net Assets: 100.00%	$112,442,653

June 30, 2015	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,656,554, representing 6.81% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Merrill Lynch Financial Markets, Inc.	MSCI Frontier Markets Daily Net Total Return Index	1-month LIBOR plus 110 Bps	Total Return	01/27/16	$17,028,596	$(1,894,714)
Merrill Lynch Financial Markets, Inc.	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 101 Bps	Total Return	04/05/16	5,027,389	(175,629)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 135 Bps	Total Return	01/27/16	8,690,503	(1,034,242)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 130 Bps	Total Return	02/29/16	15,265,193	(9,419)
Barclays Capital	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 130 Bps	Total Return	07/07/16	12,068,222	(27,926)
Citibank	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	06/06/16	3,969,345	(112,006)
Citibank	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 175 Bps	Total Return	05/05/16	3,993,903	27,044
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 127 Bps	Total Return	08/04/16	32,121,999	(45,914)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 155 Bps	Total Return	07/28/15	6,433,428	(907,405)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 145 Bps	Total Return	10/29/15	8,958,091	(1,346,791)
Total of Total Return Swap Contracts					$113,556,669	$(5,527,002)

Investment Abbreviations:

Bps — Basis Points

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

REMICS — Real Estate Mortgage Investment Conduit

Re-REMIC — Re-Securitized Real Estate Mortgage Investment Conduit

Sec. — Secured

See Notes to Financial Statements	25	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Frontier Strategy Fund

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2015	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Corporate Bonds: 96.01%
Basic Materials: 2.41%

$1,500,000	HIG BBC Intermediate Holdings Llc/HIG BBC Holdings Corp., Sr. Unsec. PIK Notes 10.500% (or 11.250% PIK)%, 09/15/18(a)	$1,490,625

1,835,000	Rayonier AM Products, Inc., Sr. Unsec. Notes 5.500%, 06/01/24(a)	1,646,913

		3,137,538

Communications: 12.52%

2,000,000	Cablevision Systems Corp., Sr. Unsec. Notes 5.875%, 09/15/22	1,945,000

2,000,000	CCO Holdings Llc / CCO Holdings Capital Corp., Sr. Unsec. Notes 5.125%, 05/01/23(a)	1,952,500

670,000	CommScope Holding Co. Inc, Sr. Unsec. PIK Notes 6.625% (or 7.375% PIK)%, 06/01/20(a)	697,638

2,000,000	Digicel Group, Ltd., Sr. Unsec. Notes 8.250%, 09/30/20(a)	2,010,000

2,000,000	Level 3 Financing, Inc., Sr. Unsec. Notes 5.375%, 08/15/22	2,027,500

2,000,000	Numericable-SFR, First Lien Notes 4.875%, 05/15/19(a)	1,985,000

2,085,000	SiTV Llc/SiTV Finance, Inc., Sec. Notes 10.375%, 07/01/19(a)	1,730,550

2,000,000	Sprint Corp., Sr. Unsec. Notes 7.125%, 06/15/24	1,860,200

2,095,000	Starz Llc/Starz Finance Corp., Sr. Unsec. Notes 5.000%, 09/15/19	2,126,425

		16,334,813

Consumer Cyclical: 13.48%

1,784,565	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes 5.375%, 05/15/21(a)	1,855,947

1,675,000	Air Canada, Second Lien Notes 8.750%, 04/01/20(a)	1,857,156

1,872,976	American Airlines 2013-1 B Pass Through Trust, Second Lien Notes 5.625%, 01/15/21(a)	1,947,895

2,200,000	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes 6.875%, 02/15/21(a)	2,057,000

Principal Amount		Value (Note 2)

$ 1,500,000	GameStop Corp., Sr. Unsec. Notes 5.500%, 10/01/19(a)	$1,548,750
1,760,000	Intrepid Aviation Group Holdings Llc/Intrepid Finance Co., Sr. Unsec. Notes 6.875%, 02/15/19(a)	1,645,600

1,445,000	Landry’s Holdings II, Inc., Sr. Unsec. Notes 10.250%, 01/01/18(a)	1,502,800

1,500,000	MGM Resorts International, Sr. Unsec. Notes 6.000%, 03/15/23	1,522,500

1,750,000	Michaels Stores, Inc., Sr. Unsub. Notes 5.875%, 12/15/20(a)	1,837,500

1,750,000	Rite Aid Corp., Sr. Unsec. Notes 6.125%, 04/01/23(a)	1,809,063

		17,584,211

Consumer Noncyclical: 15.90%

2,060,000	APX Group, Inc., Sr. Unsec. Notes 8.750%, 12/01/20	1,864,300

2,180,000	Beverages & More, Inc., Sec. Notes 10.000%, 11/15/18(a)	2,177,275

1,626,000	Bumble Bee Holdco SCA, Sr. Unsec. PIK Notes 9.625% (or 10.375% PIK)%, 03/15/18(a)	1,674,780

1,660,000	C&S Group Enterprises Llc, Sec. Notes 5.375%, 07/15/22(a)	1,568,700

1,000,000	Capella Healthcare, Inc., Sr. Unsec. Notes 9.250%, 07/01/17	1,026,250

2,000,000	Cott Beverages, Inc., Sr. Unsec. Notes 5.375%, 07/01/22	1,950,000

1,775,000	Dean Foods Co., Sr. Unsec. Notes 6.500%, 03/15/23(a)	1,814,937

1,500,000	DS Services of America, Inc., Second Lien Notes 10.000%, 09/01/21(a)	1,762,500

1,750,000	HCA, Inc., Sr. Unsec. Notes 5.375%, 02/01/25	1,771,875

1,400,000	Smithfield Foods, Inc., Sr. Unsec. Notes 5.875%, 08/01/21(a)	1,449,000

2,235,000	Tenet Healthcare Corp., Sr. Unsec. Notes 6.875%, 11/15/31	2,078,550

1,500,000	Valeant Pharmaceuticals International, Sr. Unsec. Notes 7.250%, 07/15/22(a)	1,599,375

		20,737,542

See Notes to Financial Statements	27	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Energy: 12.57%

$ 1,050,000	Alpha Natural Resources, Inc., Second Lien Notes 7.500%, 08/01/20(a)	$267,750

2,400,000	Approach Resources, Inc., Sr. Unsec. Notes 7.000%, 06/15/21	2,172,000

1,891,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes 6.000%, 12/15/20	1,966,640

2,310,000	Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Notes 8.000%, 12/01/20	2,021,250

2,250,000	Lonestar Resources America, Inc., Sr. Unsec. Notes 8.750%, 04/15/19(a)	1,856,250

2,000,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Sr. Unsec. Notes 4.875%, 06/01/25	1,960,000

1,500,000	Peabody Energy Corp., Sr. Unsec. Notes 6.500%, 09/15/20	517,500

1,425,000	Rosetta Resources, Inc., Sr. Unsec. Notes 5.875%, 06/01/22	1,527,172

2,070,000	Shelf Drilling Holdings, Ltd., Sec. Notes 8.625%, 11/01/18(a)	1,852,650

2,352,000	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes 7.875%, 04/01/20	2,257,920

		16,399,132

Financials: 18.04%

1,500,000	Aircastle, Ltd., Sr. Unsec. Notes 5.125%, 03/15/21	1,518,750

1,475,000	Apollo Investment Corp., Sr. Unsec. Notes 5.250%, 03/03/25	1,456,183

2,440,000	DFC Finance Corp., First Lien Notes 10.500%, 06/15/20(a)	1,860,500

2,000,000	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, Sr. Unsec. Notes 5.000%, 08/01/21(a)	2,005,000

1,713,000	Hub Holdings Llc/Hub Holdings Finance, Inc., Sr. Unsec. PIK Notes 8.125% (or 8.875% PIK)%, 07/15/19(a)	1,713,000

Principal Amount		Value (Note 2)

$ 2,000,000	Hunt Cos. Inc., Sec. Notes 9.625%, 03/01/21(a)	$2,070,000

2,000,000	iStar Financial, Inc., Sr. Unsec. Notes 4.875%, 07/01/18	1,975,000

2,020,000	Kennedy-Wilson, Inc., Sr. Unsec. Notes 5.875%, 04/01/24	2,014,950

1,802,000	MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsec. Notes 6.375%, 02/15/22	1,928,140

1,750,000	Navient Corp., Sr. Unsec. Notes 5.875%, 03/25/21	1,753,272

1,850,000	NewStar Financial, Inc., Sr. Unsec. Notes 7.250%, 05/01/20(a)	1,905,500

1,700,000	Quicken Loans, Inc., Sr. Unsec. Notes 5.750%, 05/01/25(a)	1,632,000

1,635,000	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes 5.500%, 02/01/21	1,696,313

		23,528,608

Industrials: 13.49%

1,863,166	Ardagh Finance Holdings SA, Sr. Unsec. PIK Notes 8.625% (or 8.625% PIK)%, 06/15/19(a)	1,937,693

1,500,000	Ball Corp., Sr. Unsec. Notes 5.250%, 07/01/25	1,490,625

2,540,000	Kratos Defense & Security Solutions, Inc., First Lien Notes 7.000%, 05/15/19	2,327,275

1,923,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec. Notes 7.250%, 02/15/21	1,898,962

2,300,000	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. PIK Notes 10.000% (or 10.750% PIK)%, 02/15/18(a)	2,300,000

2,075,000	Techniplas Llc, Sec. Notes 10.000%, 05/01/20(a)	2,100,937

1,780,000	US Concrete, Inc., First Lien Notes 8.500%, 12/01/18	1,886,800

1,750,000	XPO Logistics, Inc., Sr. Unsec. Notes 7.875%, 09/01/19(a)	1,879,063

June 30, 2015	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Industrials (continued): 13.49%

$ 1,775,000	Zachry Holdings, Inc., Sr. Unsec. Notes 7.500%, 02/01/20(a)	$1,775,000

		17,596,355

Technology: 3.00%

1,800,000	Activision Blizzard, Inc., Sr. Unsec. Notes 5.625%, 09/15/21(a)	1,890,000

2,000,000	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes 8.000%, 04/15/21(a)	2,022,500

		3,912,500

Utilities: 4.60%

1,974,000	Calpine Corp., Sr. Unsec. Notes 5.375%, 01/15/23	1,949,325

2,000,000	NGL Energy Partners LP/NGL Energy Finance Corp., Sr. Unsec. Notes 5.125%, 07/15/19	2,005,000

2,000,000	NRG Energy, Inc., Sr. Unsec. Notes 6.250%, 07/15/22	2,040,000

		5,994,325

	Total Corporate Bonds (Cost $127,331,929)	125,225,024

	Total Investments: 96.01% (Cost $127,331,929)	125,225,024

	Net Other Assets and Liabilities: 3.99%	5,210,090

	Net Assets: 100.00%	$130,435,114

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $68,689,347, representing 52.66% of net assets.

Investment Abbreviations:

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

Unsub. — Unsubordinated

See Notes to Financial Statements	29	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 95.46%
43,507	Vanguard Intermediate-Term Corporate Bond ETF	$3,711,147

83,740	Vanguard Intermediate-Term Government Bond ETF	5,399,555

29,667	Vanguard Mortgage-Backed Securities ETF	1,567,308

	Total Exchange-Traded Funds (Cost $10,754,495)	10,678,010

Principal Amount

U.S. Treasury Bonds & Notes: 0.00%(a)

$36	U.S. Treasury Bonds STRIP Coupon 0.000%, 11/15/17(b)	35

	Total U.S. Treasury Bonds & Notes (Cost $32)	35

	Total Investments: 95.46% (Cost $10,754,527)	10,678,045

	Net Other Assets and Liabilities: 4.54%	508,285

	Net Assets: 100.00%	$11,186,330

Percentages are stated as a percent of net assets.

(a) Less than 0.005%.

(b) Principal only security.

Investment Abbreviations:

ETF — Exchange-Traded Fund

STRIP — Separate Trading of Registered Interest and Principal of Securities

June 30, 2015	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Total MarketPlus Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 54.11%

1,800	iShares Russell 3000® ETF	$223,164

10,400	Vanguard Mortgage-Backed Securities ETF	549,432

49,950	Vanguard Short-Term Corporate Bond ETF	3,975,021

130,850	Vanguard Short-Term Government Bond ETF	7,994,935

	Total Exchange-Traded Funds (Cost $12,752,013)	12,742,552

Principal Amount

Agency Pass-Through Securities: 14.22%
Federal Home Loan Mortgage Corporation (FHLMC): 4.72%

$9,116	FHLMC 1.794%, 06/01/20(a)	9,256

48,526	1.882%, 07/01/29(a)	51,064

61,830	1.887%, 12/01/35(a)	65,103

6,091	1.953%, 03/01/19(a)	6,186

74,241	1.955%, 12/01/35(a)	78,188

4,808	1.972%, 11/01/26(a)	4,940

77,881	1.981%, 02/01/36(a)	82,063

25,103	2.000%, 04/01/18(a)	25,256

67,499	2.067%, 01/01/37(a)	70,966

11,332	2.097%, 10/01/28(a)	11,839

79,075	2.100%, 08/01/33(a)	83,747

10,178	2.139%, 09/01/36(a)	10,833

3,995	2.155%, 07/01/19(a)	4,041

10,556	2.163%, 05/01/33(a)	11,182

2,523	2.166%, 01/01/26(a)	2,676

22,053	2.198%, 05/01/36(a)	23,452

293	2.200%, 03/01/17(a)	293

16,730	2.223%, 06/01/37(a)	17,816

13,475	2.225%, 06/01/35(a)	13,678

30,401	2.242%, 09/01/28(a)	31,875

3,300	2.250%, 11/01/22(a)	3,410

2,110	2.276%, 12/01/22(a)	2,128

1,668	2.302%, 09/01/30(a)	1,761

1,701	2.316%, 10/01/22(a)	1,762

3,801	2.319%, 09/01/27(a)	4,049

8,736	2.324%, 05/01/35(a)	9,296

Principal Amount		Value (Note 2)

$3,663	2.332%, 12/01/27(a)	$3,811

64,849	2.336%, 07/01/30(a)	67,189

10,953	2.337%, 01/01/37(a)	11,749

822	2.346%, 03/01/24(a)	828

15,675	2.349%, 09/01/30(a)	16,346

4,163	2.350%, 10/01/32(a)	4,320

6,890	2.355%, 10/01/31(a)	7,172

4,741	2.361%, 12/01/27(a)	5,008

12,880	2.375%, 08/01/32(a)	13,704

29,912	2.375%, 02/01/33(a)	30,071

42,156	2.377%, 08/01/35(a)	45,084

11,800	2.409%, 07/01/31(a)	12,250

5,693	2.416%, 03/01/33(a)	5,863

5,742	2.438%, 02/01/32(a)	5,979

1,347	2.440%, 06/01/19(a)	1,351

24,144	2.449%, 11/01/28(a)	25,112

3,316	2.475%, 01/01/24(a)	3,404

2,409	2.490%, 01/01/28(a)	2,564

18,270	2.492%, 10/01/20(a)	18,630

10,068	2.497%, 09/01/30(a)	10,512

104,079	2.543%, 03/01/32(a)	109,601

5,757	2.789%, 02/01/31(a)	5,891

33,930	2.900%, 01/01/29(a)	36,280

3,833	5.496%, 08/01/24(a)	4,074

36,214	5.624%, 11/01/30(a)	37,943

		1,111,596

Federal National Mortgage Association (FNMA): 9.50%

2,241	FNMA 1.375%, 06/01/21(a)	2,254

2,660	1.512%, 09/01/33(a)	2,786

26,597	1.531%, 01/01/31(a)	27,039

133,537	1.536%, 06/01/40(a)	137,363

6,486	1.536%, 07/01/40(a)	6,582

37,431	1.536%, 11/01/40(a)	38,855

3,520	1.596%, 11/01/33(a)	3,703

11,310	1.610%, 03/01/28(a)	11,760

See Notes to Financial Statements	31	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Total MarketPlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 9.50%

$8,237	1.621%, 11/01/33(a)	$8,608

13,666	1.662%, 09/01/27(a)	14,395

12,680	1.731%, 05/01/32(a)	13,551

26,370	1.750%, 10/01/34(a)	27,069

14,823	1.788%, 08/01/33(a)	15,534

5,944	1.789%, 01/01/20(a)	6,157

6,030	1.846%, 12/01/24(a)	6,285

5,811	1.865%, 10/01/35(a)	6,162

43,668	1.865%, 05/01/36(a)	45,975

994	1.875%, 09/01/17(a)	1,002

20,862	1.880%, 01/01/35(a)	21,740

31,775	1.880%, 11/01/35(a)	33,457

102,548	1.885%, 02/01/33(a)	107,686

17,987	1.888%, 01/01/23(a)	18,687

9,277	1.892%, 11/01/33(a)	9,472

17,023	1.893%, 01/01/35(a)	17,803

23,896	1.899%, 04/01/36(a)	25,182

28,640	1.925%, 05/01/33(a)	30,072

93,949	1.925%, 11/01/34(a)	96,380

29,454	1.925%, 05/01/35(a)	30,943

23,527	1.925%, 03/01/36(a)	24,811

8,558	1.925%, 04/01/36(a)	9,001

60,202	1.940%, 06/01/35(a)	63,393

41,060	1.945%, 11/01/35(a)	43,164

3,500	1.965%, 04/01/18(a)	3,689

20,598	2.000%, 10/01/17(a)	20,879

44,346	2.015%, 04/01/36(a)	46,759

59,813	2.018%, 07/01/35(a)	63,838

319,284	2.055%, 11/01/35(a)	336,200

6,305	2.059%, 08/01/29(a)	6,672

7,200	2.062%, 07/01/34(a)	7,626

4,189	2.085%, 04/01/18(a)	4,265

36,806	2.100%, 01/01/33(a)	39,221

50,895	2.105%, 12/01/32(a)	53,927

88,592	2.115%, 12/01/34(a)	94,164

4,854	2.117%, 01/01/25(a)	5,068

Principal Amount		Value (Note 2)

$38,160	2.120%, 02/01/35(a)	$40,623

2,543	2.132%, 11/01/17(a)	2,593

100,957	2.145%, 11/01/34(a)	107,530

7,804	2.159%, 12/01/32(a)	8,141

27,291	2.180%, 11/01/34(a)	29,223

23,379	2.216%, 02/01/25(a)	24,892

23,685	2.217%, 04/01/33(a)	25,073

14,290	2.250%, 03/01/35(a)	15,302

5,576	2.251%, 04/01/33(a)	5,924

9,967	2.275%, 04/01/33(a)	10,303

29,129	2.278%, 01/01/33(a)	30,734

4,563	2.279%, 07/01/29(a)	4,673

31,562	2.281%, 04/01/40(a)	33,794

26,655	2.292%, 07/01/33(a)	28,383

30,083	2.311%, 03/01/35(a)	32,122

8,444	2.341%, 06/01/32(a)	8,902

5,807	2.358%, 05/01/32(a)	6,093

96,241	2.385%, 02/01/37(a)	101,920

27,732	2.402%, 03/01/38(a)	29,221

3,005	2.414%, 05/01/33(a)	3,181

8,552	2.528%, 07/01/28(a)	8,980

10,666	2.539%, 09/01/33(a)	11,339

9,086	2.570%, 09/01/39(a)	9,608

35,858	2.587%, 01/01/28(a)	37,814

24,450	2.651%, 12/01/30(a)	26,178

3,527	3.362%, 04/01/33(a)	3,677

1,368	3.858%, 10/01/27(a)	1,380

483	4.500%, 02/01/18(a)	487

		2,237,269

	Total Agency Pass-Through Securities (Cost $3,256,596)	3,348,865

	Total Investments: 68.33% (Cost $16,008,609)	16,091,417

	Net Other Assets and Liabilities: 31.67%	7,456,461

	Net Assets: 100.00%	$23,547,878

June 30, 2015	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Total MarketPlus Fund

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Merrill Lynch Financial Markets, Inc.	Russell 3000® Total Return Index	1-month LIBOR plus 30 Bps	Total Return	07/06/15	$2,800,356	$(35,569)
Goldman Sachs	Russell 3000® Total Return Index	3-month LIBOR plus 28 Bps	Total Return	05/05/16	20,213,781	188,648
Total of Total Return Swap Contracts					$23,014,137	$153,079

Investment Abbreviations:

Bps — Basis Points

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements	33	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward U.S. Government Money Fund

Principal Amount		Value (Note 2)

Repurchase Agreements: 99.07%

$16,000,000	INTL FCStone, Inc., 0.150%, dated 06/30/15 and maturing 07/01/15 with a repurchase amount of $16,000,067, collateralized by a FFCB Security with a rate of 0.214% and with a maturity date of 10/02/17 with a par value of $16,000,000 and a collateral value of $16,003,878.	$16,000,000

11,000,000	INTL FCStone, Inc., 0.200%, dated 06/30/15 and maturing 07/07/15 with a repurchase amount of $11,000,428, collateralized by several FNMA, FHLMC, FHLB and GNMA Securities with rates ranging from 0.000% to 7.500% and with maturity dates ranging from 02/12/16 to 06/01/44 with a with a par value of $59,324,862 and a collateral value of $11,222,826.	11,000,000

11,000,000	INTL FCStone, Inc., 0.250%, dated 06/24/15 and maturing 07/01/15 with a repurchase amount of $11,000,535, collateralized by several FHLMC Securities with rates ranging from 4.000% to 6.000% and with maturity dates ranging from 11/01/17 to 03/01/31 with a par value of $132,745,384 and a collateral value of $11,228,418.	11,000,000

11,000,000	INTL FCStone, Inc., 0.250%, dated 06/25/15 and maturing 07/02/15 with a repurchase amount of $11,000,535, collateralized by several FHLMC Securities with rates ranging from 4.000% to 7.500% and with maturity dates ranging from 09/01/17 to 03/01/31 with a par value of $81,478,040 and a collateral value of $11,219,732.	11,000,000

11,000,000	INTL FCStone, Inc., 0.250%, dated 06/26/15 and maturing 07/02/15 with a repurchase amount of $11,000,458, collateralized by several FNMA, FHLMC, and GNMA Securities with rates ranging from 0.000% to 7.500% and with maturity dates ranging from 02/12/16 to 10/01/44 with a with a par value of $62,652,478 and a collateral value of $11,221,767.	11,000,000

Principal Amount		Value (Note 2)

$ 11,000,000	INTL FCStone, Inc., 0.250%, dated 06/29/15 and maturing 07/06/15 with a repurchase amount of $11,000,535, collateralized by several FHLMC Securities with rates ranging from 4.000% to 6.500% and with maturity dates ranging from 11/01/17 to 12/01/43 with a par value of $128,974,827 and a collateral value of $11,242,123.	$11,000,000

	Total Repurchase Agreements (Cost $71,000,000)	71,000,000

	Total Investments: 99.07% (Cost $71,000,000)	71,000,000

	Net Other Assets and Liabilities: 0.93%	662,917

	Net Assets: 100.00%	$71,662,917

Percentages are stated as a percent of net assets.

Investment Abbreviations:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

June 30, 2015	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Balanced Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.20%
33,951	Forward Commodity Long/Short Strategy Fund — Class Z(a)(b)	7.00%	$640,315

49,021	Forward Credit Analysis Long/Short Fund — Institutional Class(a)	3.94%	360,306

17,466	Forward Dynamic Income Fund — Institutional Class(a)	4.89%	446,782

83,515	Forward EM Corporate Debt Fund — Institutional Class(a)	7.78%	710,712

18,492	Forward Frontier Strategy Fund — Class Z	1.99%	181,591

19,275	Forward High Yield Bond Fund — Class Z	2.04%	186,581

242,810	Forward International Dividend Fund — Institutional Class(a)	19.47%	1,779,796

9,873	Forward International Real Estate Fund — Institutional Class(a)	1.66%	151,360

218,091	Forward Investment Grade Fixed-Income Fund — Class Z	26.03%	2,379,374

6,898	Forward Real Estate Fund — Institutional Class(a)	1.09%	99,947

43,702	Forward Select EM Dividend Fund — Institutional Class(a)	9.31%	851,322

17,413	Forward Select Opportunity Fund — Institutional Class(a)	4.78%	437,249

20,669	Forward Total MarketPlus Fund — Class Z	9.22%	842,669

	Total Affiliated Investment Companies (Cost $8,755,899)		9,068,004

	Total Investments: 99.20% (Cost $8,755,899)		9,068,004

	Net Other Assets and Liabilities: 0.80%		73,252

	Net Assets: 100.00%		$9,141,256

Percentages are stated as a percent of net assets.

(a) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select EM Dividend Fund and Forward Select Opportunity Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Non-income producing security.

See Notes to Financial Statements	35	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth & Income Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 100.23%
77,245	Forward Commodity Long/Short Strategy Fund — Class Z(a)(b)	6.93%	$1,456,843

72,277	Forward Credit Analysis Long/Short Fund — Institutional Class(a)	2.53%	531,232

41,685	Forward Dynamic Income Fund — Institutional Class(a)	5.07%	1,066,308

122,953	Forward EM Corporate Debt Fund — Institutional Class(a)	4.98%	1,046,333

58,124	Forward Frontier Strategy Fund — Class Z	2.72%	570,781

25,464	Forward High Yield Bond Fund — Class Z	1.17%	246,489

766,925	Forward International Dividend Fund — Institutional Class(a)	26.74%	5,621,558

23,638	Forward International Real Estate Fund — Institutional Class(a)	1.72%	362,376

316,268	Forward Investment Grade Fixed-Income Fund — Class Z	16.41%	3,450,487

20,073	Forward Real Estate Fund — Institutional Class(a)	1.38%	290,858

139,568	Forward Select EM Dividend Fund — Institutional Class(a)	12.93%	2,718,793

41,790	Forward Select Opportunity Fund — Institutional Class(a)	4.99%	1,049,338

65,256	Forward Total MarketPlus Fund — Class Z	12.66%	2,660,473

	Total Affiliated Investment Companies (Cost $20,648,649)		21,071,869

	Total Investments: 100.23% (Cost $20,648,649)		21,071,869

	Net Other Assets and Liabilities: (0.23)%		(48,281)

	Net Assets: 100.00%		$21,023,588

Percentages are stated as a percent of net assets.

(a) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select EM Dividend Fund and Forward Select Opportunity Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Non-income producing security.

June 30, 2015	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.78%
35,100	Forward Commodity Long/Short Strategy Fund — Class Z(a)(b)	2.51%	$661,984

52,077	Forward Credit Analysis Long/Short Fund — Institutional Class(a)	1.45%	382,765

51,967	Forward Dynamic Income Fund — Institutional Class(a)	5.04%	1,329,326

90,374	Forward EM Corporate Debt Fund — Institutional Class(a)	2.91%	769,081

87,795	Forward Frontier Strategy Fund — Class Z	3.27%	862,142

21,724	Forward High Yield Bond Fund — Class Z	0.80%	210,291

1,130,293	Forward International Dividend Fund — Institutional Class(a)	31.38%	8,285,050

68,923	Forward International Real Estate Fund — Institutional Class(a)	4.00%	1,056,584

239,842	Forward Investment Grade Fixed-Income Fund — Class Z	9.91%	2,616,675

62,100	Forward Real Estate Fund — Institutional Class(a)	3.41%	899,832

207,066	Forward Select EM Dividend Fund — Institutional Class(a)	15.28%	4,033,638

52,785	Forward Select Opportunity Fund — Institutional Class(a)	5.02%	1,325,422

95,850	Forward Total MarketPlus Fund — Class Z	14.80%	3,907,809

	Total Affiliated Investment Companies (Cost $25,952,009)		26,340,599

	Total Investments: 99.78% (Cost $25,952,009)		26,340,599

	Net Other Assets and Liabilities: 0.22%		58,337

	Net Assets: 100.00%		$26,398,936

Percentages are stated as a percent of net assets.

(a) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select EM Dividend Fund and Forward Select Opportunity Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Non-income producing security.

See Notes to Financial Statements	37	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Income & Growth Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.78%
7,356	Forward Commodity Long/Short Strategy Fund — Class Z(a)(b)	5.01%	$138,733

22,911	Forward Credit Analysis Long/Short Fund — Institutional Class(a)	6.08%	168,399

4,786	Forward Dynamic Income Fund — Institutional Class(a)	4.42%	122,432

35,207	Forward EM Corporate Debt Fund — Institutional Class(a)	10.82%	299,608

15,417	Forward Emerging Markets Fund — Institutional Class(a)	5.83%	161,262

1,470	Forward Frontier Strategy Fund — Class Z	0.52%	14,436

8,591	Forward High Yield Bond Fund — Class Z	3.00%	83,160

48,853	Forward International Dividend Fund — Institutional Class(a)	12.93%	358,095

3,301	Forward International Real Estate Fund — Institutional Class(a)	1.83%	50,603

90,622	Forward Investment Grade Fixed-Income Fund — Class Z	35.71%	988,681

5,864	Forward Real Estate Fund — Institutional Class(a)	3.07%	84,968

4,641	Forward Select Opportunity Fund — Institutional Class(a)	4.21%	116,544

4,310	Forward Total MarketPlus Fund — Class Z	6.35%	175,721

	Total Affiliated Investment Companies (Cost $2,618,279)		2,762,642

	Total Investments: 99.78% (Cost $2,618,279)		2,762,642

	Net Other Assets and Liabilities: 0.22%		6,210

	Net Assets: 100.00%		$2,768,852

Percentages are stated as a percent of net assets.

(a) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund and Forward Select Opportunity Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Non-income producing security.

June 30, 2015	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Income Builder Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 98.64%
423,815	Forward EM Corporate Debt Fund — Institutional Class(a)	24.48%	$3,606,666

224,412	Forward High Yield Bond Fund — Class Z	14.75%	2,172,309

494,193	Forward International Dividend Fund — Institutional Class(a)	24.59%	3,622,434

77,753	Forward Select EM Dividend Fund — Institutional Class(a)	10.28%	1,514,628

144,342	Forward Select Income Fund — Institutional Class(a)	24.54%	3,615,775

	Total Affiliated Investment Companies (Cost $14,944,864)		14,531,812

	Total Investments: 98.64% (Cost $14,944,864)		14,531,812

	Net Other Assets and Liabilities: 1.36%		201,053

	Net Assets: 100.00%		$14,732,865

Percentages are stated as a percent of net assets.

(a) Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund and Forward Select Income Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	39	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Multi-Strategy Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.51%
9,500	Forward Commodity Long/Short Strategy Fund — Class Z(a)(b)	1.28%	$179,165

82,539	Forward Dynamic Income Fund — Institutional Class(a)	15.15%	2,111,341

57,292	Forward EM Corporate Debt Fund — Institutional Class(a)	3.50%	487,554

228,842	Forward Emerging Markets Fund — Institutional Class(a)	17.17%	2,393,686

56,321	Forward Frontier Strategy Fund — Class Z	3.97%	553,072

17,623	Forward Global Infrastructure Fund — Institutional Class(a)	3.00%	418,010

231,514	Forward International Dividend Fund — Institutional Class(a)	12.17%	1,696,997

25,919	Forward International Real Estate Fund — Institutional Class(a)	2.85%	397,342

52,806	Forward Real Estate Long/Short Fund — Institutional Class(a)	12.74%	1,775,347

31,086	Forward Select Income Fund — Institutional Class(a)	5.59%	778,703

32,098	Forward Select Opportunity Fund — Institutional Class(a)	5.78%	805,978

80,513	Forward Tactical Enhanced Fund — Institutional Class(a)	13.17%	1,835,691

17,117	Forward Tactical Growth Fund — Institutional Class(a)	3.14%	437,847

	Total Affiliated Investment Companies (Cost $13,973,409)		13,870,733

	Total Investments: 99.51% (Cost $13,973,409)		13,870,733

	Net Other Assets and Liabilities: 0.49%		68,645

	Net Assets: 100.00%		$13,939,378

Percentages are stated as a percent of net assets.

(a) Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Non-income producing security.

June 30, 2015	40	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Frontier Strategy Fund	Forward High Yield Bond Fund	Forward Investment Grade Fixed- Income Fund
Assets:
Investments, at value	$82,789,968	$125,225,024	$10,678,045
Cash	22,765,035	2,706,840	530,448
Deposit with broker for swap contracts	12,850,000	—	—
Unrealized gain on swap contracts	27,044	—	—
Receivable for investments sold	5,217	126,500	—
Receivable for shares sold	99,293	445,452	—
Receivable due from advisor	—	—	1,486
Interest and dividends receivable	408,514	2,348,919	—
Other assets	22,894	31,556	12,878

Total Assets	118,967,965	130,884,291	11,222,857

Liabilities:
Unrealized loss on swap contracts	5,554,046	—	—
Payable for swap contract payments	640,291	—	—
Payable for investments purchased	—	125,000	—
Payable for shares redeemed	192,073	186,478	14,623
Payable to advisor	55,849	55,929	—
Payable for distribution and service fees	12,154	31,643	493
Payable to trustees	284	274	371
Payable for chief compliance officer fee	826	772	89
Payable for legal and audit fees	25,100	21,908	14,870
Accrued expenses and other liabilities	44,689	27,173	6,081

Total Liabilities	6,525,312	449,177	36,527

Net Assets	$112,442,653	$130,435,114	$11,186,330

Net Assets Consist of:
Paid-in capital	$129,385,530	$134,540,805	$26,844,796
Accumulated net investment income	103,411	128,298	25,727
Accumulated net realized loss on investments, written options contracts, futures contracts and swap contracts	(11,558,583)	(2,127,084)	(15,607,711)
Net unrealized depreciation on investments and swap contracts	(5,487,705)	(2,106,905)	(76,482)

Total Net Assets	$112,442,653	$130,435,114	$11,186,330

Investments, At Cost	$82,750,671	$127,331,929	$10,754,527

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$9.72	$9.73	$10.94
Net Assets	$12,021,152	$58,378,735	$939,511
Shares of beneficial interest outstanding	1,236,908	6,001,583	85,859
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.78	$9.70	$10.93
Net Assets	$96,828,392	$68,298,166	$812,802
Shares of beneficial interest outstanding	9,902,540	7,042,906	74,376
Class C:
Net Asset Value, offering and redemption price per share	—	$9.70	—
Net Assets	—	$859,256	—
Shares of beneficial interest outstanding	—	88,626	—

See Notes to Financial Statements	41	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Frontier Strategy Fund (continued)	Forward High Yield Bond Fund (continued)	Forward Investment Grade Fixed- Income Fund (continued)
Advisor Class:
Net Asset Value, offering and redemption price per share	$9.79	—	—
Net Assets	$1,409,983	—	—
Shares of beneficial interest outstanding	143,987	—	—
Class Z:
Net Asset Value, offering and redemption price per share	$9.82	$9.68	$10.91
Net Assets	$2,183,126	$2,898,957	$9,434,017
Shares of beneficial interest outstanding	222,202	299,466	864,823

June 30, 2015	42	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Assets:
Investments, at value	$16,091,417	$—
Repurchase agreements, at value	—	71,000,000
Cash	7,248,304	673,095
Unrealized gain on swap contracts	188,648	—
Receivable for investments sold	17,296	—
Receivable for shares sold	100,092	—
Receivable due from advisor	—	4,614
Interest and dividends receivable	7,765	1,654
Other assets	12,469	5,250

Total Assets	23,665,991	71,684,613

Liabilities:
Unrealized loss on swap contracts	35,569	—
Payable for swap contract payments	29,095	—
Payable for shares redeemed	15,190	—
Payable for fund distribution	—	570
Payable to advisor	3,254	—
Payable for distribution and service fees	2,364	205
Payable to trustees	45	195
Payable for chief compliance officer fee	153	499
Payable for legal and audit fees	20,232	7,323
Accrued expenses and other liabilities	12,211	12,904

Total Liabilities	118,113	21,696

Net Assets	$23,547,878	$71,662,917

Net Assets Consist of:
Paid-in capital	$19,405,678	$71,660,449
Accumulated net investment loss	(11,885)	—
Accumulated net realized gain on investments and swap contracts	3,918,198	2,468
Net unrealized appreciation on investments and swap contracts	235,887	—

Total Net Assets	$23,547,878	$71,662,917

Investments, At Cost	$16,008,609	$—

Repurchase Agreements, At Cost	$—	$71,000,000

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$37.62	$1.00
Net Assets	$1,892,070	$4,482,299
Shares of beneficial interest outstanding	50,292	4,481,797
Institutional Class:
Net Asset Value, offering and redemption price per share	$40.57	$1.00
Net Assets	$14,068,892	$67,180,618
Shares of beneficial interest outstanding	346,746	67,179,541
Class Z:
Net Asset Value, offering and redemption price per share	$40.77	—
Net Assets	$7,586,916	—
Shares of beneficial interest outstanding	186,084	—

See Notes to Financial Statements	43	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund	Forward Growth Allocation Fund
Assets:
Investments in affiliates, at value	$9,068,004	$21,071,869	$26,340,599
Cash	74,412	56,040	61,234
Receivable for shares sold	1,425	27,864	1,826
Other assets	20,029	21,765	21,226

Total Assets	9,163,870	21,177,538	26,424,885

Liabilities:
Payable for shares redeemed	4,777	128,760	—
Payable for distribution and service fees	5,019	10,352	9,807
Payable for chief compliance officer fee	68	128	153
Payable for legal and audit fees	9,948	10,033	10,010
Accrued expenses and other liabilities	2,802	4,677	5,979

Total Liabilities	22,614	153,950	25,949

Net Assets	$9,141,256	$21,023,588	$26,398,936

Net Assets Consist of:
Paid-in capital	$11,524,984	$26,182,884	$33,265,128
Accumulated net investment loss	(1,914)	(3,011)	(2,877)
Accumulated net realized loss on investments	(2,693,919)	(5,579,505)	(7,251,905)
Net unrealized appreciation on investments	312,105	423,220	388,590

Total Net Assets	$9,141,256	$21,023,588	$26,398,936

Investments in Affiliates, At Cost	$8,755,899	$20,648,649	$25,952,009

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$14.64	$14.94	$14.18
Net Assets	$1,138,395	$3,535,014	$2,492,516
Shares of beneficial interest outstanding	77,754	236,537	175,737
Institutional Class:
Net Asset Value, offering and redemption price per share	$14.67	$14.96	$14.18
Net Assets	$1,237,336	$3,346,261	$10,833,135
Shares of beneficial interest outstanding	84,345	223,639	763,731
Class A:
Net Asset Value, offering and redemption price per share	$14.64	$14.92	$14.18
Net Assets	$3,256,807	$7,128,318	$6,490,241
Shares of beneficial interest outstanding	222,428	477,924	457,770
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.53	$15.83	$15.05
Class C:
Net Asset Value, offering and redemption price per share	$14.60	$14.92	$14.05
Net Assets	$3,508,718	$7,013,995	$6,583,044
Shares of beneficial interest outstanding	240,293	470,227	468,449

June 30, 2015	44	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Income & Growth Allocation Fund		Forward Income Builder Fund	Forward Multi- Strategy Fund
Assets:
Investments in affiliates, at value	$2,762,642		$14,531,812	$13,870,733
Cash	25,232		277,118	75,109
Receivable for shares sold	—		1,950	941
Receivable due from advisor	—		2,647	2,917
Other assets	14,026		18,659	20,280

Total Assets	2,801,900		14,832,186	13,969,980

Liabilities:
Payable for shares redeemed	23,461		77,518	13,632
Payable for distribution and service fees	2,056		7,448	3,599
Payable for chief compliance officer fee	18		92	73
Payable for legal and audit fees	5,477		9,796	9,695
Accrued expenses and other liabilities	2,036		4,467	3,603

Total Liabilities	33,048		99,321	30,602

Net Assets	$2,768,852		$14,732,865	$13,939,378

Net Assets Consist of:
Paid-in capital	$2,505,164		$15,535,257	$17,451,686
Accumulated net investment income/(loss)	(4,995)		(1,969)	10,171
Accumulated net realized gain/(loss) on investments	124,320		(387,371)	(3,419,803)
Net unrealized appreciation/(depreciation) on investments	144,363		(413,052)	(102,676)

Total Net Assets	$2,768,852		$14,732,865	$13,939,378

Investments in Affiliates, at Cost	$2,618,279		$14,944,864	$13,973,409

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$10.89		$14.39	$14.08
Net Assets	$379,739		$2,066,507	$863,800
Shares of beneficial interest outstanding	34,861		143,641	61,359
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.92		$14.41	$14.60
Net Assets	$595,598		$3,886,040	$8,965,135
Shares of beneficial interest outstanding	54,520		269,605	614,053
Class A:
Net Asset Value, offering and redemption price per share	$10.89		$14.40	$14.37
Net Assets	$650,268		$1,850,873	$2,683,608
Shares of beneficial interest outstanding	59,697		128,518	186,700
Maximum offering price per share	$11.55	(a)	$14.96 (b)	$15.25 (a)
Class C:
Net Asset Value, offering and redemption price per share	$10.80		$14.33	$13.67
Net Assets	$1,143,247		$6,929,445	$1,426,835
Shares of beneficial interest outstanding	105,879		483,689	104,378

(a) Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)

(b) Maximum offering price per share (NAV/0.9625, based on maximum sales charge of 3.75% of the offering price)

See Notes to Financial Statements	45	June 30, 2015

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Frontier Strategy Fund	Forward High Yield Bond Fund	Forward Investment Grade Fixed- Income Fund
Investment Income:
Interest	$580,253	$4,734,864	$21,961
Dividends	88,989	—	208,399

Total Investment Income	669,242	4,734,864	230,360

Expenses:
Investment advisory fee	468,734	201,196	28,568
Investment sub-advisory fee	—	145,267	—
Administration fee	43,121	44,793	9,571
Custodian fee	2,168	3,388	1,697
Legal and audit fees	30,506	28,938	16,709
Transfer agent fee	44,897	19,419	3,702
Trustees’ fees and expenses	7,226	10,684	1,490
Registration/filing fees	19,996	21,950	13,516
Reports to shareholder and printing fees	18,499	12,209	7,001
Distribution and service fees
Investor Class	28,190	154,244	29,193
Institutional Class	46,088	36,098	539
Class C	—	4,371	—
Advisor Class	776	—	—
Chief compliance officer fee	3,819	4,775	821
Other	7,777	5,430	1,263

Total expenses before waiver	721,797	692,762	114,070
Less fees waived/reimbursed by investment advisor (Note 3)	(155,966)	—	(17,017)

Total Net Expenses	565,831	692,762	97,053

Net Investment Income:	103,411	4,042,102	133,307

Net realized gain/(loss) on investments	140,422	(1,619,217)	(284,421)
Net realized loss on swap contracts	(6,071,389)	—	—
Net change in unrealized appreciation/(depreciation) on investments	(125,543)	1,967,426	(38,232)
Net change in unrealized appreciation on swap contracts	1,510,102	—	—

Net Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts	(4,546,408)	348,209	(322,653)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,442,997)	$4,390,311	$(189,346)

June 30, 2015	46	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Investment Income:
Interest	$29,508	$135,465
Dividends	64,828	—

Total Investment Income	94,336	135,465

Expenses:
Investment advisory fee	62,829	44,218
Administration fee	18,225	36,708
Custodian fee	270	1,766
Legal and audit fees	20,772	15,187
Transfer agent fee	7,849	15,421
Trustees’ fees and expenses	1,868	8,311
Registration/filing fees	12,626	27,257
Reports to shareholder and printing fees	5,076	7,158
Distribution and service fees
Investor Class	4,750	6,726
Institutional Class	7,227	—
Administrative services fees-Investor Class	—	6,726
Chief compliance officer fee	902	3,977
Other	1,458	3,682

Total expenses before waiver	143,852	177,137
Less fees waived/reimbursed by investment advisor (Note 3)	(37,631)	(33,747)
Distribution and service fees-Investor Class	—	(6,726)
Administrative services fees-Investor Class	—	(6,726)

Total Net Expenses	106,221	129,938

Net Investment Income/(Loss):	(11,885)	5,527

Net realized gain/(loss) on investments	(607)	3,644
Net realized gain on swap contracts	3,532,594	—
Net change in unrealized appreciation on investments	26,720	—
Net change in unrealized depreciation on swap contracts	(3,128,587)	—

Net Realized and Unrealized Gain on Investments and Swap Contracts	430,120	3,644

Net Increase in Net Assets Resulting From Operations	$418,235	$9,171

See Notes to Financial Statements	47	June 30, 2015

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund	Forward Growth Allocation Fund
Investment Income:
Interest	$22	$38	$52
Dividends from affiliated investment company shares	160,859	387,378	508,035

Total Investment Income	160,881	387,416	508,087

Expenses:
Investment advisory fee	4,950	11,333	14,081
Administration fee	4,739	6,110	6,714
Custodian fee	933	573	842
Legal and audit fees	10,960	11,041	11,021
Transfer agent fee	4,116	9,390	10,073
Registration/filing fees	18,980	19,613	19,044
Reports to shareholder and printing fees	2,690	4,550	4,838
Distribution and service fees
Investor Class	3,043	9,212	6,636
Class A	6,132	13,163	12,798
Class C	19,106	38,092	35,859
Chief compliance officer fee	359	794	980
Other	1,403	1,593	1,765

Total expenses before waiver	77,411	125,464	124,651
Less fees waived/reimbursed by investment advisor (Note 3)	(4,950)	(11,333)	(14,081)

Total Net Expenses	72,461	114,131	110,570

Net Investment Income:	88,420	273,285	397,517

Net realized loss on affiliated investments	(50,673)	(465,859)	(583,040)
Net change in unrealized appreciation/(depreciation) on affiliated investments	(109,732)	170,345	409,791

Net Realized and Unrealized Loss on Investments	(160,405)	(295,514)	(173,249)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(71,985)	$(22,229)	$224,268

June 30, 2015	48	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Income & Growth Allocation Fund	Forward Income Builder Fund	Forward Multi- Strategy Fund
Investment Income:
Interest	$16	$96	$81
Dividends from affiliated investment company shares	45,243	403,107	256,404

Total Investment Income	45,259	403,203	256,485

Expenses:
Investment advisory fee	1,597	7,799	7,412
Administration fee	3,928	5,224	5,259
Custodian fee	365	631	200
Legal and audit fees	6,504	10,825	10,730
Transfer agent fee	1,625	5,399	5,258
Registration/filing fees	24,446	26,017	18,256
Reports to shareholder and printing fees	1,737	3,461	3,610
Distribution and service fees
Investor Class	974	5,560	2,298
Class A	1,307	2,368	5,149
Class C	6,430	36,792	8,978
Chief compliance officer fee	112	546	508
Other	1,208	1,334	1,378

Total expenses before waiver	50,233	105,956	69,036
Less fees waived/reimbursed by investment advisor (Note 3)	(1,597)	(30,819)	(23,706)

Total Net Expenses	48,636	75,137	45,330

Net Investment Income/(Loss):	(3,377)	328,066	211,155

Net realized gain/(loss) on affiliated investments	42,152	(192,016)	(131,688)
Net change in unrealized depreciation on affiliated investments	(94,348)	(13,935)	(172,773)

Net Realized and Unrealized Loss on Investments	(52,196)	(205,951)	(304,461)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(55,573)	$122,115	$(93,306)

See Notes to Financial Statements	49	June 30, 2015

Statement of Changes in Net Assets

	Forward Frontier Strategy Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income/(loss)	$103,411	$(174,898)
Net realized gain on investments	140,422	65,059
Net realized gain/(loss) on swap contracts	(6,071,389)	16,483,885
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	1,384,559	(16,975,729)

Net decrease in net assets resulting from operations	(4,442,997)	(601,683)

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(4,016,832)
Institutional Class	—	(18,344,061)
Advisor Class	—	(375,391)
Class Z	—	(513,928)

Total distributions	—	(23,250,212)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,880,989	76,771,153
Issued to shareholders in reinvestment of distributions	—	3,977,409
Cost of shares redeemed	(9,405,776)	(61,322,865)

Net increase/(decrease) from share transactions	(5,524,787)	19,425,697

Institutional Class
Proceeds from sale of shares	21,162,894	39,116,991
Issued to shareholders in reinvestment of distributions	—	12,627,163
Cost of shares redeemed	(5,935,289)	(42,127,401)

Net increase from share transactions	15,227,605	9,616,753

Advisor Class
Proceeds from sale of shares	102,061	1,823,948
Issued to shareholders in reinvestment of distributions	—	373,429
Cost of shares redeemed	(690,092)	(717,298)

Net increase/(decrease) from share transactions	(588,031)	1,480,079

Class Z
Proceeds from sale of shares	975,000	2,895,000
Issued to shareholders in reinvestment of distributions	—	513,925
Cost of shares redeemed	(1,525,000)	(6,958,000)

Net decrease from share transactions	(550,000)	(3,549,075)

Net increase in net assets	$4,121,790	$3,121,559

Net Assets:
Beginning of period	108,320,863	105,199,304

End of period (including accumulated net investment income of $103,411 and $0, respectively)	$112,442,653	$108,320,863

June 30, 2015	50	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Frontier Strategy Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	391,984	5,595,238
Distributions reinvested	—	373,631
Redeemed	(950,684)	(4,725,296)

Net increase/(decrease) in shares outstanding	(558,700)	1,243,573

Institutional Class
Sold	2,130,528	3,225,686
Distributions reinvested	—	1,187,280
Redeemed	(594,408)	(3,690,142)

Net increase in shares outstanding	1,536,120	722,824

Advisor Class
Sold	10,235	129,563
Distributions reinvested	—	35,213
Redeemed	(69,172)	(54,399)

Net increase/(decrease) in shares outstanding	(58,937)	110,377

Class Z
Sold	95,855	217,682
Distributions reinvested	—	47,552
Redeemed	(152,498)	(509,692)

Net decrease in shares outstanding	(56,643)	(244,458)

See Notes to Financial Statements	51	June 30, 2015

Statement of Changes in Net Assets

	Forward High Yield Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$4,042,102	$6,707,382
Net realized gain/(loss) on investments	(1,619,217)	3,449,195
Net change in unrealized appreciation/(depreciation) on investments	1,967,426	(7,828,872)

Net increase in net assets resulting from operations	4,390,311	2,327,705

Distributions to Shareholders:
From net investment income
Investor Class	(1,669,902)	(2,502,858)
Institutional Class	(2,110,090)	(3,961,537)
Class C	(21,638)	(51,152)
Class Z	(112,174)	(263,772)
From net realized gains on investments
Investor Class	—	(1,563,757)
Institutional Class	—	(1,771,255)
Class C	—	(26,274)
Class Z	—	(73,891)

Total distributions	(3,913,804)	10,214,496

Share Transactions:
Investor Class
Proceeds from sale of shares	38,740,847	56,696,218
Issued to shareholders in reinvestment of distributions	342,126	2,037,836
Cost of shares redeemed	(37,345,259)	(60,760,603)

Net increase/(decrease) from share transactions	1,737,714	(2,026,549)

Institutional Class
Proceeds from sale of shares	47,722,048	69,409,114
Issued to shareholders in reinvestment of distributions	1,519,211	4,377,392
Cost of shares redeemed	(45,229,598)	(84,734,981)

Net increase/(decrease) from share transactions	4,011,661	(10,948,475)

Class C
Proceeds from sale of shares	7,195	140,632
Issued to shareholders in reinvestment of distributions	20,814	69,972
Cost of shares redeemed	(64,658)	(516,928)

Net decrease from share transactions	(36,649)	(306,324)

Class Z
Proceeds from sale of shares	2,635,000	6,065,000
Cost of shares redeemed	(2,290,000)	(15,261,387)

Net increase/(decrease) from share transactions	345,000	(9,196,387)

Net increase/(decrease) in net assets	$6,534,233	$(30,364,526)

Net Assets:
Beginning of period	123,900,881	154,265,407

End of period (including accumulated net investment income of $128,298 and $0, respectively)	$130,435,114	$123,900,881

June 30, 2015	52	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward High Yield Bond Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	3,974,013	5,472,825
Distributions reinvested	34,985	205,209
Redeemed	(3,810,145)	(5,855,006)

Net increase/(decrease) in shares outstanding	198,853	(176,972)

Institutional Class
Sold	4,891,988	6,712,199
Distributions reinvested	155,702	430,146
Redeemed	(4,637,716)	(8,189,766)

Net increase/(decrease) in shares outstanding	409,974	(1,047,421)

Class C
Sold	732	13,387
Distributions reinvested	2,136	6,903
Redeemed	(6,621)	(49,786)

Net decrease in shares outstanding	(3,753)	(29,496)

Class Z
Sold	274,156	580,803
Redeemed	(234,939)	(1,467,226)

Net increase/(decrease) in shares outstanding	39,217	(886,423)

See Notes to Financial Statements	53	June 30, 2015

Statement of Changes in Net Assets

	Forward Investment Grade Fixed-Income Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$133,307	$370,521
Net realized loss on investments	(284,421)	(6,388,136)
Net realized loss on written option contracts	—	(5,814)
Net realized gain on futures contracts	—	62,561
Net change in unrealized appreciation/(depreciation) on investments , written options contracts and futures contracts	(38,232)	6,981,315

Net increase/(decrease) in net assets resulting from operations	(189,346)	1,020,447

Distributions to Shareholders:
From net investment income
Investor Class	(26,805)	(18,427)
Institutional Class	(9,382)	(62,719)
Class Z	(91,533)	(319,294)

Total distributions	(127,720)	(400,440)

Share Transactions:
Investor Class
Proceeds from sale of shares	34,975,321	6,465
Issued to shareholders in reinvestment of distributions	6,596	18,379
Cost of shares redeemed	(35,047,804)	(279,439)

Net decrease from share transactions	(65,887)	(254,595)

Institutional Class
Proceeds from sale of shares	31,778	106,711
Issued to shareholders in reinvestment of distributions	8,582	59,779
Cost of shares redeemed	(494,239)	(5,829,817)

Net decrease from share transactions	(453,879)	(5,663,327)

Class Z
Proceeds from sale of shares	1,150,000	7,542,000
Cost of shares redeemed	(1,570,000)	(15,883,000)

Net decrease from share transactions	(420,000)	(8,341,000)

Net decrease in net assets	$(1,256,832)	$(13,638,915)

Net Assets:
Beginning of period	12,443,162	26,082,077

End of period (including accumulated net investment income of $25,727 and $20,140, respectively)	$11,186,330	$12,443,162

Changes in Shares Outstanding:
Investor Class
Sold	3,113,968	584
Distributions reinvested	587	1,662
Redeemed	(3,125,315)	(25,223)

Net decrease in shares outstanding	(10,760)	(22,977)

June 30, 2015	54	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Investment Grade Fixed-Income Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Institutional Class
Sold	2,903	9,602
Distributions reinvested	775	5,396
Redeemed	(44,551)	(525,250)

Net decrease in shares outstanding	(40,873)	(510,252)

Class Z
Sold	102,858	679,312
Redeemed	(141,471)	(1,434,988)

Net decrease in shares outstanding	(38,613)	(755,676)

See Notes to Financial Statements	55	June 30, 2015

Statement of Changes in Net Assets

	Forward Total MarketPlus Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(11,885)	$(22,185)
Net realized loss on investments	(607)	(13,872)
Net realized gain on swap contracts	3,532,594	7,094,911
Long-term capital gain distributions from other investment companies	—	11,282
Net change in unrealized depreciation on investments and swap contracts	(3,101,867)	(4,046,802)

Net increase in net assets resulting from operations	418,235	3,023,334

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(93,262)
Institutional Class	—	(667,762)
Class Z	—	(510,702)

Total distributions	—	(1,271,726)

Share Transactions:
Investor Class
Proceeds from sale of shares	185,146	549,393
Issued to shareholders in reinvestment of distributions	—	88,333
Cost of shares redeemed	(300,604)	(575,261)

Net increase/(decrease) from share transactions	(115,458)	62,465

Institutional Class
Proceeds from sale of shares	203,363	176,717
Issued to shareholders in reinvestment of distributions	—	468,645
Cost of shares redeemed	(1,494,778)	(8,384,097)

Net decrease from share transactions	(1,291,415)	(7,738,735)

Class Z
Proceeds from sale of shares	1,750,000	9,950,000
Issued to shareholders in reinvestment of distributions	—	510,702
Cost of shares redeemed	(6,060,000)	(16,665,000)

Net decrease from share transactions	(4,310,000)	(6,204,298)

Net decrease in net assets	$(5,298,638)	$(12,128,960)

Net Assets:
Beginning of period	28,846,516	40,975,476

End of period (including accumulated net investment loss of $(11,885) and $0, respectively)	$23,547,878	$28,846,516

Changes in Shares Outstanding:
Investor Class
Sold	4,882	14,610
Distributions reinvested	—	2,391
Redeemed	(7,900)	(15,971)

Net increase/(decrease) in shares outstanding	(3,018)	1,030

June 30, 2015	56	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Total MarketPlus Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Institutional Class
Sold	4,969	4,547
Distributions reinvested	—	11,790
Redeemed	(37,160)	(216,070)

Net decrease in shares outstanding	(32,191)	(199,733)

Class Z
Sold	42,339	245,670
Distributions reinvested	—	12,793
Redeemed	(149,408)	(432,263)

Net decrease in shares outstanding	(107,069)	(173,800)

See Notes to Financial Statements	57	June 30, 2015

Statement of Changes in Net Assets

	Forward U.S. Government Money Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Operations:
Net investment income	$5,527	$9,157
Net realized gain on investments	3,644	—

Net increase in net assets resulting from operations	9,171	9,157

Distributions to Shareholders:
From net investment income
Investor Class	(269)	(127)
Institutional Class	(5,258)	(8,431)
Class A	—	(137)
Class C	—	(185)
Class Z	—	(277)

Total distributions	(5,527)	(9,157)

Share Transactions:
Investor Class
Proceeds from sale of shares	6,311,879	3,241,676
Issued to shareholders in reinvestment of distributions	200	85
Cost of shares redeemed	(5,649,346)	(488,125)

Net increase from share transactions	662,733	2,753,636

Institutional Class
Proceeds from sale of shares	32,122,209	98,242,189
Issued to shareholders in reinvestment of distributions	594	404
Cost of shares redeemed	(82,753,923)	(49,569,248)

Net increase/(decrease) from share transactions	(50,631,120)	48,673,345

Class A
Proceeds from sale of shares	—	533,902
Issued to shareholders in reinvestment of distributions	—	132
Cost of shares redeemed	—	(2,063,604)

Net decrease from share transactions	—	(1,529,570)

Class C
Proceeds from sale of shares	—	225,656
Issued to shareholders in reinvestment of distributions	—	185
Cost of shares redeemed	—	(2,623,689)

Net decrease from share transactions	—	(2,397,848)

Class Z
Proceeds from sale of shares	—	1,000,000
Cost of shares redeemed	—	(3,620,803)

Net decrease from share transactions	—	(2,620,803)

Net increase/(decrease) in net assets	$(49,964,743)	$44,878,760

Net Assets:
Beginning of period	121,627,660	76,748,900

End of period (including accumulated net investment income of $0 and $0, respectively)	$71,662,917	$121,627,660

June 30, 2015	58	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward U.S. Government Money Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Changes in Shares Outstanding:
Investor Class
Sold	6,311,879	3,242,094
Distributions reinvested	200	85
Redeemed	(5,649,346)	(488,125)

Net increase in shares outstanding	662,733	2,754,054

Institutional Class
Sold	32,122,209	98,242,296
Distributions reinvested	594	404
Redeemed	(82,753,923)	(49,569,248)

Net increase/(decrease) in shares outstanding	(50,631,120)	48,673,452

Class A
Sold	—	533,902
Distributions reinvested	—	132
Redeemed	—	(2,063,925)

Net decrease in shares outstanding	—	(1,529,891)

Class C
Sold	—	225,656
Distributions reinvested	—	185
Redeemed	—	(2,623,787)

Net decrease in shares outstanding	—	(2,397,946)

Class Z
Sold	—	1,000,000
Redeemed	—	(3,621,051)

Net decrease in shares outstanding	—	(2,621,051)

(a) Effective December 15, 2014 Class A and Class C shares of the Forward U.S. Government Money Fund were terminated and converted to Investor Class shares and Class Z shares were terminated and converted to Institutional Class shares.

See Notes to Financial Statements	59	June 30, 2015

Statement of Changes in Net Assets

	Forward Balanced Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$88,420	$612,260
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(50,673)	779,767
Long-term capital gain distributions from affiliated investment companies	—	130,099
Net change in unrealized depreciation on affiliated investment companies and investments	(109,732)	(1,049,168)

Net increase/(decrease) in net assets resulting from operations	(71,985)	472,958

Distributions to Shareholders:
From net investment income
Investor Class	(14,369)	(64,894)
Institutional Class	(18,321)	(266,190)
Class A	(44,806)	(139,604)
Class C	(38,838)	(137,069)

Total distributions	(116,334)	(607,757)

Share Transactions:
Investor Class
Proceeds from sale of shares	35,763	138,194
Issued to shareholders in reinvestment of distributions	14,357	64,823
Cost of shares redeemed	(305,407)	(1,380,929)

Net decrease from share transactions	(255,287)	(1,177,912)

Institutional Class
Proceeds from sale of shares	59,614	472,576
Issued to shareholders in reinvestment of distributions	18,486	261,732
Cost of shares redeemed	(886,038)	(14,722,770)

Net decrease from share transactions	(807,938)	(13,988,462)

Class A
Proceeds from sale of shares	28,297	162,182
Issued to shareholders in reinvestment of distributions	43,262	135,496
Cost of shares redeemed	(513,389)	(1,328,015)

Net decrease from share transactions	(441,830)	(1,030,337)

Class C
Proceeds from sale of shares	45,358	246,206
Issued to shareholders in reinvestment of distributions	37,569	121,812
Cost of shares redeemed	(596,206)	(2,837,097)

Net decrease from share transactions	(513,279)	(2,469,079)

Net decrease in net assets	$(2,206,653)	$(18,800,589)

Net Assets:
Beginning of period	11,347,909	30,148,498

End of period (including accumulated net investment income/(loss) of $(1,914) and $26,000, respectively)	$9,141,256	$11,347,909

June 30, 2015	60	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Balanced Allocation Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	2,380	8,901
Distributions reinvested	962	4,230
Redeemed	(20,301)	(88,705)

Net decrease in shares outstanding	(16,959)	(75,574)

Institutional Class
Sold	3,989	30,593
Distributions reinvested	1,236	17,027
Redeemed	(59,134)	(953,224)

Net decrease in shares outstanding	(53,909)	(905,604)

Class A
Sold	1,885	10,550
Distributions reinvested	2,899	8,858
Redeemed	(34,271)	(86,387)

Net decrease in shares outstanding	(29,487)	(66,979)

Class C
Sold	3,046	15,985
Distributions reinvested	2,525	7,983
Redeemed	(39,826)	(183,301)

Net decrease in shares outstanding	(34,255)	(159,333)

See Notes to Financial Statements	61	June 30, 2015

Statement of Changes in Net Assets

	Forward Growth & Income Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$273,285	$1,024,603
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(465,859)	457,275
Long-term capital gain distributions from affiliated investment companies	—	334,532
Net change in unrealized appreciation/(depreciation) on affiliated investment companies and investments	170,345	(1,487,749)

Net increase/(decrease) in net assets resulting from operations	(22,229)	328,661

Distributions to Shareholders:
From net investment income
Investor Class	(50,582)	(144,051)
Institutional Class	(61,135)	(280,228)
Class A	(108,069)	(326,359)
Class C	(84,340)	(288,053)

Total distributions	(304,126)	(1,038,691)

Share Transactions:
Investor Class
Proceeds from sale of shares	294,476	519,821
Issued to shareholders in reinvestment of distributions	50,444	143,886
Cost of shares redeemed	(450,563)	(712,800)

Net decrease from share transactions	(105,643)	(49,093)

Institutional Class
Proceeds from sale of shares	208,727	204,406
Issued to shareholders in reinvestment of distributions	61,135	268,829
Cost of shares redeemed	(1,250,851)	(7,502,946)

Net decrease from share transactions	(980,989)	(7,029,711)

Class A
Proceeds from sale of shares	199,437	490,788
Issued to shareholders in reinvestment of distributions	107,746	325,512
Cost of shares redeemed	(796,752)	(2,084,157)

Net decrease from share transactions	(489,569)	(1,267,857)

Class C
Proceeds from sale of shares	87,832	426,805
Issued to shareholders in reinvestment of distributions	83,959	282,626
Cost of shares redeemed	(1,099,258)	(2,784,158)

Net decrease from share transactions	(927,467)	(2,074,727)

Net decrease in net assets	$(2,830,023)	$(11,131,418)

Net Assets:
Beginning of period	23,853,611	34,985,029

End of period (including accumulated net investment income/(loss) of $(3,011) and $27,830, respectively)	$21,023,588	$23,853,611

June 30, 2015	62	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Growth & Income Allocation Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	19,164	32,496
Distributions reinvested	3,336	9,227
Redeemed	(29,280)	(44,984)

Net decrease in shares outstanding	(6,780)	(3,261)

Institutional Class
Sold	13,568	12,805
Distributions reinvested	4,036	17,157
Redeemed	(81,585)	(469,538)

Net decrease in shares outstanding	(63,981)	(439,576)

Class A
Sold	13,090	31,015
Distributions reinvested	7,138	20,904
Redeemed	(52,165)	(131,649)

Net decrease in shares outstanding	(31,937)	(79,730)

Class C
Sold	5,759	26,747
Distributions reinvested	5,562	18,177
Redeemed	(72,025)	(175,160)

Net decrease in shares outstanding	(60,704)	(130,236)

See Notes to Financial Statements	63	June 30, 2015

Statement of Changes in Net Assets

	Forward Growth Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$397,517	$1,484,097
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(583,040)	650,991
Long-term capital gain distributions from affiliated investment companies	—	490,808
Net change in unrealized appreciation/(depreciation) on affiliated investment companies and investments	409,791	(2,153,517)

Net increase in net assets resulting from operations	224,268	472,379

Distributions to Shareholders:
From net investment income
Investor Class	(40,397)	(125,802)
Institutional Class	(199,427)	(655,327)
Class A	(114,594)	(379,977)
Class C	(93,391)	(323,367)

Total distributions	(447,809)	(1,484,473)

Share Transactions:
Investor Class
Proceeds from sale of shares	294,494	320,405
Issued to shareholders in reinvestment of distributions	40,322	125,358
Cost of shares redeemed	(648,346)	(847,312)

Net decrease from share transactions	(313,530)	(401,549)

Institutional Class
Proceeds from sale of shares	215,526	863,573
Issued to shareholders in reinvestment of distributions	195,220	469,641
Cost of shares redeemed	(638,565)	(8,015,489)

Net decrease from share transactions	(227,819)	(6,682,275)

Class A
Proceeds from sale of shares	121,721	477,194
Issued to shareholders in reinvestment of distributions	114,197	378,590
Cost of shares redeemed	(1,638,753)	(2,671,566)

Net decrease from share transactions	(1,402,835)	(1,815,782)

Class C
Proceeds from sale of shares	117,944	249,081
Issued to shareholders in reinvestment of distributions	92,308	302,187
Cost of shares redeemed	(1,150,215)	(3,598,567)

Net decrease from share transactions	(939,963)	(3,047,299)

Net decrease in net assets	$(3,107,688)	$(12,958,999)

Net Assets:
Beginning of period	29,506,624	42,465,623

End of period (including accumulated net investment income/(loss) of $(2,877) and $47,415, respectively)	$26,398,936	$29,506,624

See Notes to Financial Statements	64	June 30, 2015

Statement of Changes in Net Assets

	Forward Growth Allocation Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	20,143	21,751
Distributions reinvested	2,812	8,496
Redeemed	(44,546)	(55,844)

Net decrease in shares outstanding	(21,591)	(25,597)

Institutional Class
Sold	14,758	56,643
Distributions reinvested	13,610	31,907
Redeemed	(44,110)	(529,739)

Net decrease in shares outstanding	(15,742)	(441,189)

Class A
Sold	8,358	31,535
Distributions reinvested	7,967	25,628
Redeemed	(112,419)	(178,173)

Net decrease in shares outstanding	(96,094)	(121,010)

Class C
Sold	8,146	16,784
Distributions reinvested	6,497	20,677
Redeemed	(79,728)	(240,262)

Net decrease in shares outstanding	(65,085)	(202,801)

See Notes to Financial Statements	65	June 30, 2015

Statement of Changes in Net Assets

	Forward Income & Growth Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income/(loss)	$(3,377)	$210,748
Net realized gain on investments transactions and gain distributions of affiliated investment companies	42,152	783,897
Long-term capital gain distributions from affiliated investment companies	—	34,685
Net change in unrealized depreciation on affiliated investment companies and investments	(94,348)	(713,750)

Net increase/(decrease) in net assets resulting from operations	(55,573)	315,580

Distributions to Shareholders:
From net investment income
Investor Class	(211)	(13,917)
Institutional Class	(769)	(149,913)
Class A	(501)	(22,828)
Class C	(137)	(34,639)
From net realized gains on investments
Investor Class	—	(103,612)
Institutional Class	—	(271,225)
Class A	—	(170,085)
Class C	—	(301,664)

Total distributions	(1,618)	(1,067,883)

Share Transactions:
Investor Class
Proceeds from sale of shares	5,015	511,928
Issued to shareholders in reinvestment of distributions	209	115,009
Cost of shares redeemed	(24,057)	(773,325)

Net decrease from share transactions	(18,833)	(146,388)

Institutional Class
Proceeds from sale of shares	8,470	508,915
Issued to shareholders in reinvestment of distributions	356	308,294
Cost of shares redeemed	(606,249)	(13,630,508)

Net decrease from share transactions	(597,423)	(12,813,299)

Class A
Proceeds from sale of shares	8,393	41,174
Issued to shareholders in reinvestment of distributions	500	192,913
Cost of shares redeemed	(146,706)	(253,676)

Net decrease from share transactions	(137,813)	(19,589)

Class C
Proceeds from sale of shares	975	21,512
Issued to shareholders in reinvestment of distributions	137	335,325
Cost of shares redeemed	(221,182)	(670,848)

Net decrease from share transactions	(220,070)	(314,011)

Net decrease in net assets	$(1,031,330)	$(14,045,590)

Net Assets:
Beginning of period	3,800,182	17,845,772

End of period (including accumulated net investment loss of $(4,995) and $0, respectively)	$2,768,852	$3,800,182

June 30, 2015	66	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Income & Growth Allocation Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	449	35,210
Distributions reinvested	19	10,053
Redeemed	(2,149)	(55,198)

Net decrease in shares outstanding	(1,681)	(9,935)

Institutional Class
Sold	760	37,389
Distributions reinvested	32	25,020
Redeemed	(54,463)	(951,907)

Net decrease in shares outstanding	(53,671)	(889,498)

Class A
Sold	756	2,899
Distributions reinvested	45	16,920
Redeemed	(13,277)	(17,886)

Net increase/(decrease) in shares outstanding	(12,476)	1,933

Class C
Sold	88	1,513
Distributions reinvested	13	29,691
Redeemed	(20,173)	(47,570)

Net decrease in shares outstanding	(20,072)	(16,366)

See Notes to Financial Statements	67	June 30, 2015

Statement of Changes in Net Assets

	Forward Income Builder Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$328,066	$846,479
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(192,016)	378,010
Long-term capital gain distributions from affiliated investment companies	—	212,179
Net change in unrealized depreciation on affiliated investment companies	(13,935)	(713,941)

Net increase in net assets resulting from operations	122,115	722,727

Distributions to Shareholders:
From net investment income
Investor Class	(48,218)	(98,866)
Institutional Class	(97,846)	(311,239)
Class A	(43,227)	(93,398)
Class C	(140,744)	(342,976)
From net realized gains on investments
Investor Class	—	(92,356)
Institutional Class	—	(228,207)
Class A	—	(94,572)
Class C	—	(337,501)

Total distributions	(330,035)	(1,599,115)

Share Transactions:
Investor Class
Proceeds from sale of shares	421,448	1,231,518
Issued to shareholders in reinvestment of distributions	47,805	190,323
Cost of shares redeemed	(699,698)	(848,175)

Net increase/(decrease) from share transactions	(230,445)	573,666

Institutional Class
Proceeds from sale of shares	694,429	5,110,391
Issued to shareholders in reinvestment of distributions	97,846	535,866
Cost of shares redeemed	(1,229,591)	(9,619,932)

Net decrease from share transactions	(437,316)	(3,973,675)

Class A
Proceeds from sale of shares	141,545	1,255,180
Issued to shareholders in reinvestment of distributions	32,987	170,596
Cost of shares redeemed	(254,367)	(2,168,738)

Net decrease from share transactions	(79,835)	(742,962)

Class C
Proceeds from sale of shares	415,961	1,935,159
Issued to shareholders in reinvestment of distributions	117,561	580,227
Cost of shares redeemed	(1,273,240)	(1,291,133)

Net increase/(decrease) from share transactions	(739,718)	1,224,253

Net decrease in net assets	$(1,695,234)	$(3,795,106)

Net Assets:
Beginning of period	16,428,099	20,223,205

End of period (including accumulated net investment loss of $(1,969) and $0, respectively)	$14,732,865	$16,428,099

June 30, 2015	68	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Income Builder Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	28,708	79,427
Distributions reinvested	3,280	12,604
Redeemed	(47,680)	(54,433)

Net increase/(decrease) in shares outstanding	(15,692)	37,598

Institutional Class
Sold	47,144	321,284
Distributions reinvested	6,696	35,238
Redeemed	(83,435)	(615,278)

Net decrease in shares outstanding	(29,595)	(258,756)

Class A
Sold	9,597	80,376
Distributions reinvested	2,261	11,278
Redeemed	(17,327)	(141,202)

Net decrease in shares outstanding	(5,469)	(49,548)

Class C
Sold	28,457	123,830
Distributions reinvested	8,105	38,632
Redeemed	(87,124)	(84,044)

Net increase/(decrease) in shares outstanding	(50,562)	78,418

See Notes to Financial Statements	69	June 30, 2015

Statement of Changes in Net Assets

	Forward Multi-Strategy Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$211,155	$731,708
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(131,688)	289,187
Long-term capital gain distributions from affiliated investment companies	—	230,985
Net change in unrealized depreciation on affiliated investment companies	(172,773)	(378,182)

Net increase/(decrease) in net assets resulting from operations	(93,306)	873,698

Distributions to Shareholders:
From net investment income
Investor Class	(13,534)	(51,681)
Institutional Class	(154,128)	(458,944)
Class A	(43,547)	(142,917)
Class C	(20,370)	(81,925)

Total distributions	(231,579)	(735,467)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,198	91,205
Issued to shareholders in reinvestment of distributions	13,488	51,466
Cost of shares redeemed	(75,306)	(1,192,375)

Net decrease from share transactions	(58,620)	(1,049,704)

Institutional Class
Proceeds from sale of shares	57,362	618,795
Issued to shareholders in reinvestment of distributions	153,231	366,659
Cost of shares redeemed	(337,196)	(2,224,227)

Net decrease from share transactions	(126,603)	(1,238,773)

Class A
Proceeds from sale of shares	73,350	99,192
Issued to shareholders in reinvestment of distributions	43,224	142,917
Cost of shares redeemed	(472,167)	(676,123)

Net decrease from share transactions	(355,593)	(434,014)

Class C
Proceeds from sale of shares	31,910	63,593
Issued to shareholders in reinvestment of distributions	20,273	81,421
Cost of shares redeemed	(577,959)	(594,592)

Net decrease from share transactions	(525,776)	(449,578)

Net decrease in net assets	$(1,391,477)	$(3,033,838)

Net Assets:
Beginning of period	15,330,855	18,364,693

End of period (including accumulated net investment income of $10,171 and $30,595, respectively)	$13,939,378	$15,330,855

June 30, 2015	70	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Multi-Strategy Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	223	6,184
Distributions reinvested	946	3,518
Redeemed	(5,154)	(77,795)

Net decrease in shares outstanding	(3,985)	(68,093)

Institutional Class
Sold	3,832	39,589
Distributions reinvested	10,361	24,325
Redeemed	(22,407)	(142,846)

Net decrease in shares outstanding	(8,214)	(78,932)

Class A
Sold	4,950	6,483
Distributions reinvested	2,969	9,598
Redeemed	(32,030)	(43,906)

Net decrease in shares outstanding	(24,111)	(27,825)

Class C
Sold	2,275	4,371
Distributions reinvested	1,464	5,760
Redeemed	(40,900)	(41,292)

Net decrease in shares outstanding	(37,161)	(31,161)

See Notes to Financial Statements	71	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$10.14		$11.91	$9.80		$9.87		$12.43	$11.32
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.00	)(d)(e)	(0.04)	(0.06)		(0.06)		0.03	0.04
Net realized and unrealized gain/(loss) on investments	(0.42)		0.48	2.28		0.65		(2.57)	2.29

Total from Investment Operations	(0.42)		0.44	2.22		0.59		(2.54)	2.33

Less Distributions:
From investment income	—		—	(0.11)		(0.66)		—	(1.09)
From capital gains	—		(2.21)	(0.00	)(d)	—		(0.02)	(0.13)

Total Distributions	—		(2.21)	(0.11)		(0.66)		(0.02)	(1.22)

Net Increase/(Decrease) in Net Asset Value	(0.42)		(1.77)	2.11		(0.07)		(2.56)	1.11

Net Asset Value, End of Period	$9.72		$10.14	$11.91		$9.80		$9.87	$12.43

Total Return	(4.14	)%(f)	3.07%	22.64%		5.98%		(20.40)%	20.76%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,021		$18,201	$6,576		$2,829		$3,021	$4,267
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.10	)%(g)	(0.33)%	(0.56)%		(0.55)%		0.23%	0.30%
Operating expenses including reimbursement/waiver	1.29	%(g)	1.29%	1.34	%(h)	1.56	%(i)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.57	%(g)	1.50%	1.54%		1.57%		1.54%	1.44%
Portfolio Turnover Rate	31	%(f)	133%	57%		69%		116%	50%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.49% to 1.29%.

(i) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.49%.

June 30, 2015	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$10.18		$11.94	$9.82		$9.90		$12.43	$11.31
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.01		(0.01)	(0.04)		(0.03)		0.06	0.04
Net realized and unrealized gain/(loss) on investments	(0.41)		0.46	2.29		0.64		(2.57)	2.32

Total from Investment Operations	(0.40)		0.45	2.25		0.61		(2.51)	2.36

Less Distributions:
From investment income	—		—	(0.13)		(0.69)		—	(1.11)
From capital gains	—		(2.21)	(0.00	)(d)	—		(0.02)	(0.13)

Total Distributions	—		(2.21)	(0.13)		(0.69)		(0.02)	(1.24)

Net Increase/(Decrease) in Net Asset Value	(0.40)		(1.76)	2.12		(0.08)		(2.53)	1.12

Net Asset Value, End of Period	$9.78		$10.18	$11.94		$9.82		$9.90	$12.43

Total Return	(3.93	)%(e)	3.14%	22.94%		6.15%		(20.16)%	21.11%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$96,828		$85,199	$91,259		$56,305		$56,664	$65,985
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	0.23	%(f)	(0.06)%	(0.34)%		(0.26)%		0.51%	0.34%
Operating expenses including reimbursement/waiver	0.99	%(f)	0.99%	1.05	%(g)	1.25	%(h)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.27	%(f)	1.20%	1.24%		1.27%		1.24%	1.21%
Portfolio Turnover Rate	31	%(e)	133%	57%		69%		116%	50%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.

(h) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

See Notes to Financial Statements	73	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$10.20		$11.94		$9.82		$9.90		$12.39
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.01		(0.00	)(d)	0.02	(e)	(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	(0.42)		0.47		2.23		0.63		(2.49)

Total from Investment Operations	(0.41)		0.47		2.25		0.61		(2.47)

Less Distributions:
From investment income	—		—		(0.13)		(0.69)		—
From capital gains	—		(2.21)		(0.00	)(d)	—		(0.02)

Total Distributions	—		(2.21)		(0.13)		(0.69)		(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.41)		(1.74)		2.12		(0.08)		(2.49)

Net Asset Value, End of Period	$9.79		$10.20		$11.94		$9.82		$9.90

Total Return	(4.02	)%(f)	3.32%		22.93%		6.16%		(19.90	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,410		$2,069		$1,105		$9		$9
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	0.21	%(g)	(0.03)%		0.18%		(0.25)%		0.30	%(g)
Operating expenses including reimbursement/waiver	0.99	%(g)	0.99%		0.99	%(h)	1.25	%(i)	n/a
Operating expenses excluding reimbursement/waiver	1.27	%(g)	1.21%		1.24%		1.26%		1.25	%(g)
Portfolio Turnover Rate	31	%(f)	133%		57%		69%		116	%(j)

(a) Prior to May 1, 2013, the Forward Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.

(b) The Fund began offering Advisor Class shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.

(i) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Class Z
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$10.23		$11.96		$9.84		$9.92		$12.43	$11.31
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.01		0.00	(d)(e)	(0.04)		(0.01)		0.06	0.08
Net realized and unrealized gain/(loss) on investments	(0.42)		0.48		2.30		0.63		(2.55)	2.29

Total from Investment Operations	(0.41)		0.48		2.26		0.62		(2.49)	2.37

Less Distributions:
From investment income	—		—		(0.14)		(0.70)		—	(1.12)
From capital gains	—		(2.21)		(0.00	)(d)	—		(0.02)	(0.13)

Total Distributions	—		(2.21)		(0.14)		(0.70)		(0.02)	(1.25)

Net Increase/(Decrease) in Net Asset Value	(0.41)		(1.73)		2.12		(0.08)		(2.51)	1.12

Net Asset Value, End of Period	$9.82		$10.23		$11.96		$9.84		$9.92	$12.43

Total Return	(4.01	)%(f)	3.40%		23.03%		6.25%		(20.00)%	21.17%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,183		$2,852		$6,259		$5,586		$13,569	$70,578
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	0.30	%(g)	0.01%		(0.34)%		(0.10)%		0.51%	0.64%
Operating expenses including reimbursement/waiver	0.89	%(g)	0.89%		0.96	%(h)	1.18	%(i)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.17	%(g)	1.10%		1.13%		1.19%		1.13%	1.13%
Portfolio Turnover Rate	31	%(f)	133%		57%		69%		116%	50%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.09% to 0.89%.

(i) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.09%.

See Notes to Financial Statements	75	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$9.71		$10.35	$10.41	$9.73	$10.04	$9.53
Income/(Loss) from Operations:
Net investment income(b)	0.27		0.52	0.56	0.63	0.69	0.76
Net realized and unrealized gain/(loss) on investments	0.01		(0.35)	0.07	0.72	(0.33)	0.51

Total from Investment Operations	0.28		0.17	0.63	1.35	0.36	1.27

Less Distributions:
From investment income	(0.26)		(0.53)	(0.56)	(0.67)	(0.67)	(0.76)
From capital gains	—		(0.28)	(0.13)	—	—	—

Total Distributions	(0.26)		(0.81)	(0.69)	(0.67)	(0.67)	(0.76)

Net Increase/(Decrease) in Net Asset Value	0.02		(0.64)	(0.06)	0.68	(0.31)	0.51

Net Asset Value, End of Period	$9.73		$9.71	$10.35	$10.41	$9.73	$10.04

Total Return	2.94	%(c)	1.50%	6.19%	14.24%	3.61%	13.85%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$58,379		$56,326	$61,903	$25,482	$1,925	$8,105
Ratios to Average Net Assets:
Net investment income	5.60	%(d)	5.02%	5.35%	6.15%	6.90%	7.77%
Operating expenses	1.22	%(d)	1.23%	1.21%	1.22%	1.28%	1.37%
Portfolio Turnover Rate	104	%(c)	206%	198%	210%	320%	296%

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2015	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$9.67		$10.32	$10.38	$9.70	$10.03	$9.53
Income/(Loss) from Operations:
Net investment income(b)	0.29		0.56	0.60	0.70	0.73	0.81
Net realized and unrealized gain/(loss) on investments	0.02		(0.36)	0.07	0.68	(0.33)	0.50

Total from Investment Operations	0.31		0.20	0.67	1.38	0.40	1.31

Less Distributions:
From investment income	(0.28)		(0.57)	(0.60)	(0.70)	(0.73)	(0.81)
From capital gains	—		(0.28)	(0.13)	—	—	—

Total Distributions	(0.28)		(0.85)	(0.73)	(0.70)	(0.73)	(0.81)

Net Increase/(Decrease) in Net Asset Value	0.03		(0.65)	(0.06)	0.68	(0.33)	0.50

Net Asset Value, End of Period	$9.70		$9.67	$10.32	$10.38	$9.70	$10.03

Total Return	3.25	%(c)	1.81%	6.62%	14.71%	4.06%	14.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$68,298		$64,168	$79,283	$95,212	$97,719	$71,182
Ratios to Average Net Assets:
Net investment income	6.02	%(d)	5.41%	5.76%	6.88%	7.30%	8.29%
Operating expenses	0.82	%(d)	0.83%	0.81%	0.83%	0.85%	0.97%
Portfolio Turnover Rate	104	%(c)	206%	198%	210%	320%	296%

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	77	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$9.67		$10.32	$10.38	$9.70	$10.03	$9.52
Income/(Loss) from Operations:
Net investment income(b)	0.25		0.47	0.51	0.60	0.64	0.72
Net realized and unrealized gain/(loss) on investments	0.02		(0.36)	0.06	0.69	(0.33)	0.49

Total from Investment Operations	0.27		0.11	0.57	1.29	0.31	1.21

Less Distributions:
From investment income	(0.24)		(0.48)	(0.50)	(0.61)	(0.64)	(0.70)
From capital gains	—		(0.28)	(0.13)	—	—	—

Total Distributions	(0.24)		(0.76)	(0.63)	(0.61)	(0.64)	(0.70)

Net Increase/(Decrease) in Net Asset Value	0.03		(0.65)	(0.06)	0.68	(0.33)	0.51

Net Asset Value, End of Period	$9.70		$9.67	$10.32	$10.38	$9.70	$10.03

Total Return(c)	2.81	%(d)	0.89%	5.67%	13.69%	3.13%	13.18%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$859		$894	$1,258	$1,241	$1,029	$950
Ratios to Average Net Assets:
Net investment income	5.10	%(e)	4.51%	4.85%	5.96%	6.40%	7.37%
Operating expenses	1.72	%(e)	1.73%	1.71%	1.73%	1.76%	1.87%
Portfolio Turnover Rate	104	%(d)	206%	198%	210%	320%	296%

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2015	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Class Z
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$9.66		$10.31	$10.37	$9.69	$10.02	$9.53
Income/(Loss) from Operations:
Net investment income(b)	0.29		0.58	0.62	0.71	0.74	0.82
Net realized and unrealized gain/(loss) on investments	0.02		(0.37)	0.06	0.69	(0.33)	0.49

Total from Investment Operations	0.31		0.21	0.68	1.40	0.41	1.31

Less Distributions:
From investment income	(0.29)		(0.58)	(0.61)	(0.72)	(0.74)	(0.82)
From capital gains	—		(0.28)	(0.13)	—	—	—

Total Distributions	(0.29)		(0.86)	(0.74)	(0.72)	(0.74)	(0.82)

Net Increase/(Decrease) in Net Asset Value	0.02		(0.65)	(0.06)	0.68	(0.33)	0.49

Net Asset Value, End of Period	$9.68		$9.66	$10.31	$10.37	$9.69	$10.02

Total Return	3.20	%(c)	1.92%	6.74%	14.84%	4.16%	14.34%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,899		$2,513	$11,821	$15,184	$46,138	$27,913
Ratios to Average Net Assets:
Net investment income	6.09	%(d)	5.53%	5.90%	7.07%	7.37%	8.38%
Operating expenses	0.72	%(d)	0.73%	0.71%	0.73%	0.75%	0.87%
Portfolio Turnover Rate	104	%(c)	206%	198%	210%	320%	296%

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	79	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.14		$10.85		$11.70		$11.30	$10.80	$10.40
Income/(Loss) from Operations:
Net investment income/(loss)(b)	0.06		0.14		(0.05	)(c)	0.17	0.38	0.32
Net realized and unrealized gain/(loss) on investments	(0.24)		0.32		(0.50)		0.53	0.52	0.46

Total from Investment Operations	(0.18)		0.46		(0.55)		0.70	0.90	0.78

Less Distributions:
From investment income	(0.02)		(0.17)		(0.30)		(0.30)	(0.40)	(0.38)

Total Distributions	(0.02)		(0.17)		(0.30)		(0.30)	(0.40)	(0.38)

Net Increase/(Decrease) in Net Asset Value	(0.20)		0.29		(0.85)		0.40	0.50	0.40

Net Asset Value, End of Period	$10.94		$11.14		$10.85	(d)	$11.70	$11.30	$10.80

Total Return	(1.65	)%(e)	2.97%		(4.75	)%(d)	6.21%	8.55%	7.59%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$940		$1,077		$1,298		$2,781	$3,082	$3,150
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	1.12	%(f)	1.27%		(0.46)%		1.48%	3.41%	2.95%
Operating expenses including reimbursement/waiver	1.03	%(f)	1.83	%(g)	n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.04	%(f)	1.99%		1.47%		1.23%	1.28%	1.29%
Portfolio Turnover Rate	157	%(e)	314%		222%		149%	157%	133%

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the Advisor agreed to limit expenses at 1.15%.

June 30, 2015	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.18		$10.86		$11.70		$11.30	$10.80	$10.41
Income/(Loss) from Operations:
Net investment income(b)	0.06		0.24		0.03		0.22	0.40	0.34
Net realized and unrealized gain/(loss) on investments	(0.21)		0.28		(0.51)		0.52	0.55	0.49

Total from Investment Operations	(0.15)		0.52		(0.48)		0.74	0.95	0.83

Less Distributions:
From investment income	(0.10)		(0.20)		(0.36)		(0.34)	(0.45)	(0.44)

Total Distributions	(0.10)		(0.20)		(0.36)		(0.34)	(0.45)	(0.44)

Net Increase/(Decrease) in Net Asset Value	(0.25)		0.32		(0.84)		0.40	0.50	0.39

Net Asset Value, End of Period	$10.93		$11.18		$10.86	(c)	$11.70	$11.30	$10.80

Total Return	(1.38	)%(d)	3.51%		(4.19	)%(c)	6.64%	8.98%	8.03%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$813		$1,288		$6,794		$9,563	$17,316	$12,220
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.10	%(e)	2.13%		0.30%		1.86%	3.66%	3.11%
Operating expenses including reimbursement/waiver	0.75	%(e)	1.33	%(f)	n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.04	%(e)	1.41%		1.06%		0.83%	0.88%	0.91%
Portfolio Turnover Rate	157	%(d)	314%		222%		149%	157%	133%

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2014, the Advisor agreed to limit expenses at 0.75%.

See Notes to Financial Statements	81	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Class Z
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.16		$10.84		$11.68		$11.29	$10.79	$10.40
Income/(Loss) from Operations:
Net investment income(b)	0.07		0.22		0.04		0.22	0.42	0.35
Net realized and unrealized gain/(loss) on investments	(0.22)		0.31		(0.51)		0.52	0.54	0.49

Total from Investment Operations	(0.15)		0.53		(0.47)		0.74	0.96	0.84

Less Distributions:
From investment income	(0.10)		(0.21)		(0.37)		(0.35)	(0.46)	(0.45)

Total Distributions	(0.10)		(0.21)		(0.37)		(0.35)	(0.46)	(0.45)

Net Increase/(Decrease) in Net Asset Value	(0.25)		0.32		(0.84)		0.39	0.50	0.39

Net Asset Value, End of Period	$10.91		$11.16		$10.84	(c)	$11.68	$11.29	$10.79

Total Return	(1.35	)%(d)	3.59%		(4.10	)%(c)	6.67%	9.10%	8.17%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,434		$10,078		$17,990		$35,860	$59,371	$88,997
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.23	%(e)	1.97%		0.39%		1.93%	3.84%	3.26%
Operating expenses including reimbursement/waiver	0.65	%(e)	1.31	%(f)	n/a		n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	0.95	%(e)	1.42%		0.96%		0.73%	0.77%	0.80%
Portfolio Turnover Rate	157	%(d)	314%		222%		149%	157%	133%

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2014, the Advisor agreed to limit expenses at 0.65%.

June 30, 2015	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)
Net Asset Value, Beginning of Period	$37.07		$34.98	$26.74	$23.09		$24.50	$23.19
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.09)		(0.16)	(0.13)	(0.14)		0.05	0.06
Net realized and unrealized gain/(loss) on investments	0.64		4.04	8.37	3.79		(1.35)	5.63

Total from Investment Operations	0.55		3.88	8.24	3.65		(1.30)	5.69

Less Distributions:
From investment income	—		—	—	—		—	(4.38)
From capital gains	—		(1.79)	—	—		—	—
Tax return of capital	—		—	—	—		(0.11)	—

Total Distributions	—		(1.79)	—	—		(0.11)	(4.38)

Net Increase/(Decrease) in Net Asset Value	0.55		2.09	8.24	3.65		(1.41)	1.31

Net Asset Value, End of Period	$37.62		$37.07	$34.98	$26.74		$23.09	$24.50

Total Return	1.48	%(e)	11.14%	30.88%	15.72%		(5.37)%	24.60%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,892		$1,976	$1,828	$1,950		$2,217	$2,627
Ratios to Average Net Assets:
Net investment income/(loss)	(0.50	)%(f)	(0.45)%	(0.43)%	(0.56)%		0.21%	0.24%
Operating expenses including reimbursement/waiver	1.25	%(f)	1.25%	1.25%	1.38	%(g)(h)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.55	%(f)	1.50%	1.42%	1.38%		1.34%	1.65%
Portfolio Turnover Rate	8	%(e)	53%	218%	154%		40%	169%

(a) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.

See Notes to Financial Statements	83	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)
Net Asset Value, Beginning of Period	$39.91		$37.39	$28.47	$24.51		$25.93	$24.32
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.02)		(0.04)	(0.04)	(0.04)		0.16	0.15
Net realized and unrealized gain/(loss) on investments	0.68		4.35	8.96	4.00		(1.42)	5.94

Total from Investment Operations	0.66		4.31	8.92	3.96		(1.26)	6.09

Less Distributions:
From investment income	—		—	—	—		—	(4.48)
From capital gains	—		(1.79)	—	—		—	—
Tax return of capital	—		—	—	—		(0.16)	—

Total Distributions	—		(1.79)	—	—		(0.16)	(4.48)

Net Increase/(Decrease) in Net Asset Value	0.66		2.52	8.92	3.96		(1.42)	1.61

Net Asset Value, End of Period	$40.57		$39.91	$37.39	$28.47		$24.51	$25.93

Total Return	1.65	%(e)	11.55%	31.33%	16.16%		(4.94)%	25.13%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$14,069		$15,122	$21,636	$25,416		$98,153	$116,005
Ratios to Average Net Assets:
Net investment income/(loss)	(0.10	)%(f)	(0.09)%	(0.11)%	(0.15)%		0.62%	0.58%
Operating expenses including reimbursement/waiver	0.85	%(f)	0.85%	0.85%	0.99	%(g)(h)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.15	%(f)	1.09%	1.02%	0.99%		0.94%	1.26%
Portfolio Turnover Rate	8	%(e)	53%	218%	154%		40%	169%

(a) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.

June 30, 2015	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Class Z
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)
Net Asset Value, Beginning of Period	$40.08		$37.50	$28.53	$24.52		$25.93	$24.31
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.00	)(e)	0.01 (f)	(0.03)	(0.01)		0.22	0.17
Net realized and unrealized gain/(loss) on investments	0.69		4.36	9.00	4.02		(1.46)	5.96

Total from Investment Operations	0.69		4.37	8.97	4.01		(1.24)	6.13

Less Distributions:
From investment income	—		—	—	—		—	(4.51)
From capital gains	—		(1.79)	—	—		—	—
Tax return of capital	—		—	—	—		(0.17)	—

Total Distributions	—		(1.79)	—	—		(0.17)	(4.51)

Net Increase/(Decrease) in Net Asset Value	0.69		2.58	8.97	4.01		(1.41)	1.62

Net Asset Value, End of Period	$40.77		$40.08	$37.50	$28.53		$24.52	$25.93

Total Return	1.72	%(g)	11.67%	31.53%	16.27%		(4.85)%	25.32%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,587		$11,749	$17,511	$2,068		$10,416	$42,067
Ratios to Average Net Assets:
Net investment income/(loss)	(0.00	)%(h)(i)	0.02%	(0.10)%	(0.03)%		0.82%	0.67%
Operating expenses including reimbursement/waiver	0.75	%(h)	0.75%	0.75%	0.89	%(j)(k)	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.05	%(h)	0.98%	0.90%	0.90%		0.83%	1.17%
Portfolio Turnover Rate	8	%(g)	53%	218%	154%		40%	169%

(a) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g) Not Annualized.

(h) Annualized.

(i) Amount represents less than 0.01%.

(j) Affiliated management fee waiver represents less than 0.005%.

(k) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.75%.

See Notes to Financial Statements	85	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	—		—		(0.00	)(c)	0.00	(c)	—		—

Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

Less Distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)

Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(e)(f)	0.01%		0.01%		0.04%		0.01%		0.05	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,482		$3,819		$1,066		$1,696		$1,098		$2,419
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.01%		0.01%		0.04%		0.02%		0.05%
Operating expenses including waiver	0.23	%(g)	0.20%		0.25%		0.25%		0.18%		0.24%
Net investment loss excluding waiver	(0.55	)%(g)	(0.87)%		(0.80)%		(0.69)%		(0.70)%		(0.69)%
Operating expenses excluding waiver	0.79	%(g)	1.08%		1.06%		0.98%		0.90%		0.98%

(a) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(e) Not Annualized.

(f) Amount represents less than 0.01%.

(g) Annualized.

June 30, 2015	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	—		—		(0.00	)(c)	0.00	(c)	—		—

Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

Less Distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)

Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(e)(f)	0.01%		0.01%		0.04%		0.01%		0.05	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$67,181		$117,808		$69,135		$95,796		$189,465		$221,270
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.01%		0.01%		0.04%		0.01%		0.05%
Operating expenses including waiver	0.23	%(g)	0.20%		0.25%		0.25%		0.18%		0.24%
Net investment loss excluding waiver	(0.05	)%(g)	(0.38)%		(0.30)%		(0.18)%		(0.21)%		(0.19)%
Operating expenses excluding waiver	0.29	%(g)	0.59%		0.56%		0.47%		0.40%		0.48%

(a) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(e) Not Annualized.

(f) Amount represents less than 0.01%.

(g) Annualized.

See Notes to Financial Statements	87	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.95		$15.33	$14.94	$13.96	$15.18	$14.56
Income/(Loss) from Operations:
Net investment income(b)	0.13		0.51	0.44	0.33	0.33	0.69
Net realized and unrealized gain/(loss) on investments	(0.26)		(0.40)	0.42	1.02	(0.83)	0.61

Total from Investment Operations	(0.13)		0.11	0.86	1.35	(0.50)	1.30

Less Distributions:
From investment income	(0.18)		(0.49)	(0.47)	(0.37)	(0.34)	(0.68)
From capital gains	—		—	—	—	(0.38)	—

Total Distributions	(0.18)		(0.49)	(0.47)	(0.37)	(0.72)	(0.68)

Net Increase/(Decrease) in Net Asset Value	(0.31)		(0.38)	0.39	0.98	(1.22)	0.62

Net Asset Value, End of Period	$14.64		$14.95	$15.33	$14.94	$13.96	$15.18

Total Return	(0.87	)%(c)	0.69%	5.83%	9.71%	(3.34)%	9.05%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,138		$1,416	$2,610	$4,146	$8,503	$12,898
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.81	%(d)	3.32%	2.87%	2.23%	2.15%	4.64%
Operating expenses including expense paid directly by the advisor(e)	1.39	%(d)	1.00%	0.77%	0.75%	0.68%	0.63%
Net investment income excluding expense paid directly by the advisor	1.71	%(d)	3.22%	2.77%	2.12%	2.04%	4.53%
Operating expenses excluding expense paid directly by the advisor(e)	1.49	%(d)	1.10%	0.87%	0.86%	0.79%	0.74%
Portfolio Turnover Rate	23	%(c)	57%	46%	81%	78%	55%

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.97		$15.34	$14.95	$13.97	$15.19	$14.57
Income/(Loss) from Operations:
Net investment income(b)	0.17		0.45	0.52	0.41	0.39	0.70
Net realized and unrealized gain/(loss) on investments	(0.26)		(0.26)	0.42	1.01	(0.81)	0.68

Total from Investment Operations	(0.09)		0.19	0.94	1.42	(0.42)	1.38

Less Distributions:
From investment income	(0.21)		(0.56)	(0.55)	(0.44)	(0.42)	(0.76)
From capital gains	—		—	—	—	(0.38)	—

Total Distributions	(0.21)		(0.56)	(0.55)	(0.44)	(0.80)	(0.76)

Net Increase/(Decrease) in Net Asset Value	(0.30)		(0.37)	0.39	0.98	(1.22)	0.62

Net Asset Value, End of Period	$14.67		$14.97	$15.34	$14.95	$13.97	$15.19

Total Return	(0.60	)%(c)	1.21%	6.37%	10.26%	(2.84)%	9.59%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,237		$2,070	$16,014	$24,207	$35,935	$70,749
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.25	%(d)	2.87%	3.40%	2.78%	2.55%	4.74%
Operating expenses including expense paid directly by the advisor(e)	0.89	%(d)	0.45%	0.27%	0.25%	0.17%	0.13%
Net investment income excluding expense paid directly by the advisor	2.15	%(d)	2.77%	3.30%	2.67%	2.44%	4.63%
Operating expenses excluding expense paid directly by the advisor(e)	0.99	%(d)	0.55%	0.37%	0.36%	0.28%	0.24%
Portfolio Turnover Rate	23	%(c)	57%	46%	81%	78%	55%

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	89	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.95		$15.32	$14.93	$13.95	$15.17	$14.56
Income/(Loss) from Operations:
Net investment income(b)	0.15		0.57	0.48	0.38	0.30	0.67
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.43)	0.41	0.99	(0.78)	0.64

Total from Investment Operations	(0.12)		0.14	0.89	1.37	(0.48)	1.31

Less Distributions:
From investment income	(0.19)		(0.51)	(0.50)	(0.39)	(0.36)	(0.70)
From capital gains	—		—	—	—	(0.38)	—

Total Distributions	(0.19)		(0.51)	(0.50)	(0.39)	(0.74)	(0.70)

Net Increase/(Decrease) in Net Asset Value	(0.31)		(0.37)	0.39	0.98	(1.22)	0.61

Net Asset Value, End of Period	$14.64		$14.95	$15.32	$14.93	$13.95	$15.17

Total Return(c)	(0.81	)%(d)	0.89%	6.00%	9.89%	(3.21)%	9.14%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,257		$3,766	$4,886	$5,904	$6,230	$20,392
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.03	%(e)	3.67%	3.16%	2.60%	1.93%	4.55%
Operating expenses including expense paid directly by the advisor(f)	1.24	%(e)	0.87%	0.62%	0.60%	0.51%	0.48%
Net investment income excluding expense paid directly by the advisor	1.93	%(e)	3.57%	3.06%	2.50%	1.82%	4.44%
Operating expenses excluding expense paid directly by the advisor(f)	1.34	%(e)	0.97%	0.72%	0.70%	0.62%	0.59%
Portfolio Turnover Rate	23	%(d)	57%	46%	81%	78%	55%

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.92		$15.30	$14.91	$13.93	$15.15	$14.54
Income/(Loss) from Operations:
Net investment income(b)	0.10		0.45	0.37	0.28	0.25	0.62
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.41)	0.41	0.99	(0.83)	0.60

Total from Investment Operations	(0.17)		0.04	0.78	1.27	(0.58)	1.22

Less Distributions:
From investment income	(0.15)		(0.42)	(0.39)	(0.29)	(0.26)	(0.61)
From capital gains	—		—	—	—	(0.38)	—

Total Distributions	(0.15)		(0.42)	(0.39)	(0.29)	(0.64)	(0.61)

Net Increase/(Decrease) in Net Asset Value	(0.32)		(0.38)	0.39	0.98	(1.22)	0.61

Net Asset Value, End of Period	$14.60		$14.92	$15.30	$14.91	$13.93	$15.15

Total Return(c)	(1.14	)%(d)	0.26%	5.30%	9.18%	(3.84)%	8.45%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,509		$4,096	$6,639	$9,884	$11,984	$17,005
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.38	%(e)	2.90%	2.41%	1.89%	1.68%	4.17%
Operating expenses including expense paid directly by the advisor(f)	1.89	%(e)	1.50%	1.27%	1.25%	1.18%	1.13%
Net investment income excluding expense paid directly by the advisor	1.28	%(e)	2.80%	2.31%	1.79%	1.57%	4.06%
Operating expenses excluding expense paid directly by the advisor(f)	1.99	%(e)	1.60%	1.37%	1.35%	1.29%	1.24%
Portfolio Turnover Rate	23	%(d)	57%	46%	81%	78%	55%

(a) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	91	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$15.19		$15.74	$15.02	$13.94	$14.82	$14.15
Income/(Loss) from Operations:
Net investment income(b)	0.19		0.59	0.46	0.30	0.24	0.70
Net realized and unrealized gain/(loss) on investments	(0.23)		(0.54)	0.74	1.15	(0.79)	0.67

Total from Investment Operations	(0.04)		0.05	1.20	1.45	(0.55)	1.37

Less Distributions:
From investment income	(0.21)		(0.60)	(0.48)	(0.37)	(0.27)	(0.70)
From capital gains	—		—	—	—	(0.06)	—

Total Distributions	(0.21)		(0.60)	(0.48)	(0.37)	(0.33)	(0.70)

Net Increase/(Decrease) in Net Asset Value	(0.25)		(0.55)	0.72	1.08	(0.88)	0.67

Net Asset Value, End of Period	$14.94		$15.19	$15.74	$15.02	$13.94	$14.82

Total Return	(0.27	)%(c)	0.24%	8.06%	10.46%	(3.74)%	9.76%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,535		$3,697	$3,881	$4,540	$7,527	$13,031
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.47	%(d)	3.74%	2.97%	2.04%	1.63%	4.86%
Operating expenses including expense paid directly by the advisor(e)	0.97	%(d)	0.89%	0.78%	0.75%	0.71%	0.66%
Net investment income excluding expense paid directly by the advisor	2.37	%(d)	3.64%	2.87%	1.92%	1.50%	4.73%
Operating expenses excluding expense paid directly by the advisor(e)	1.07	%(d)	0.99%	0.88%	0.87%	0.84%	0.79%
Portfolio Turnover Rate	27	%(c)	61%	62%	84%	79%	47%

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$15.21		$15.76	$15.04	$13.96	$14.84	$14.17
Income/(Loss) from Operations:
Net investment income(b)	0.22		0.56	0.52	0.39	0.31	0.69
Net realized and unrealized gain/(loss) on investments	(0.22)		(0.43)	0.76	1.14	(0.78)	0.75

Total from Investment Operations	0.00		0.13	1.28	1.53	(0.47)	1.44

Less Distributions:
From investment income	(0.25)		(0.68)	(0.56)	(0.45)	(0.35)	(0.77)
From capital gains	—		—	—	—	(0.06)	—

Total Distributions	(0.25)		(0.68)	(0.56)	(0.45)	(0.41)	(0.77)

Net Increase/(Decrease) in Net Asset Value	(0.25)		(0.55)	0.72	1.08	(0.88)	0.67

Net Asset Value, End of Period	$14.96		$15.21	$15.76	$15.04	$13.96	$14.84

Total Return	(0.03	)%(c)	0.75%	8.61%	11.05%	(3.22)%	10.28%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,346		$4,375	$11,458	$16,273	$24,909	$43,690
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.93	%(d)	3.51%	3.33%	2.65%	2.08%	4.74%
Operating expenses including expense paid directly by the advisor(e)	0.47	%(d)	0.38%	0.28%	0.25%	0.21%	0.16%
Net investment income excluding expense paid directly by the advisor	2.83	%(d)	3.41%	3.23%	2.53%	1.95%	4.61%
Operating expenses excluding expense paid directly by the advisor(e)	0.57	%(d)	0.48%	0.38%	0.37%	0.34%	0.29%
Portfolio Turnover Rate	27	%(c)	61%	62%	84%	79%	47%

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	93	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$15.16		$15.71	$14.99	$13.92	$14.80	$14.13
Income/(Loss) from Operations:
Net investment income(b)	0.20		0.61	0.47	0.37	0.28	0.68
Net realized and unrealized gain/(loss) on investments	(0.22)		(0.54)	0.75	1.10	(0.81)	0.71

Total from Investment Operations	(0.02)		0.07	1.22	1.47	(0.53)	1.39

Less Distributions:
From investment income	(0.22)		(0.62)	(0.50)	(0.40)	(0.29)	(0.72)
From capital gains	—		—	—	—	(0.06)	—

Total Distributions	(0.22)		(0.62)	(0.50)	(0.40)	(0.35)	(0.72)

Net Increase/(Decrease) in Net Asset Value	(0.24)		(0.55)	0.72	1.07	(0.88)	0.67

Net Asset Value, End of Period	$14.92		$15.16	$15.71	$14.99	$13.92	$14.80

Total Return(c)	(0.20	)%(d)	0.39%	8.23%	10.62%	(3.59)%	9.92%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,128		$7,731	$9,262	$12,222	$12,691	$17,864
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.60	%(e)	3.84%	3.00%	2.53%	1.87%	4.69%
Operating expenses including expense paid directly by the advisor(f)	0.82	%(e)	0.74%	0.63%	0.60%	0.56%	0.51%
Net investment income excluding expense paid directly by the advisor	2.50	%(e)	3.74%	2.90%	2.42%	1.74%	4.56%
Operating expenses excluding expense paid directly by the advisor(f)	0.92	%(e)	0.84%	0.73%	0.71%	0.69%	0.64%
Portfolio Turnover Rate	27	%(d)	61%	62%	84%	79%	47%

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$15.16		$15.71	$14.99	$13.90	$14.77	$14.11
Income/(Loss) from Operations:
Net investment income(b)	0.15		0.50	0.36	0.23	0.17	0.60
Net realized and unrealized gain/(loss) on investments	(0.22)		(0.54)	0.75	1.15	(0.79)	0.68

Total from Investment Operations	(0.07)		(0.04)	1.11	1.38	(0.62)	1.28

Less Distributions:
From investment income	(0.17)		(0.51)	(0.39)	(0.29)	(0.19)	(0.62)
From capital gains	—		—	—	—	(0.06)	—

Total Distributions	(0.17)		(0.51)	(0.39)	(0.29)	(0.25)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.24)		(0.55)	0.72	1.09	(0.87)	0.66

Net Asset Value, End of Period	$14.92		$15.16	$15.71	$14.99	$13.90	$14.77

Total Return(c)	(0.46	)%(d)	(0.28)%	7.56%	9.89%	(4.19)%	9.16%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,014		$8,051	$10,385	$14,466	$22,529	$32,334
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.93	%(e)	3.13%	2.35%	1.57%	1.18%	4.20%
Operating expenses including expense paid directly by the advisor(f)	1.47	%(e)	1.39%	1.28%	1.25%	1.21%	1.16%
Net investment income excluding expense paid directly by the advisor	1.83	%(e)	3.03%	2.25%	1.45%	1.05%	4.07%
Operating expenses excluding expense paid directly by the advisor(f)	1.57	%(e)	1.49%	1.38%	1.37%	1.34%	1.29%
Portfolio Turnover Rate	27	%(d)	61%	62%	84%	79%	47%

(a) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	95	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.33		$14.91	$14.09	$12.94	$14.71	$13.99
Income/(Loss) from Operations:
Net investment income(b)	0.19		0.63	0.42	0.33	0.12	0.69
Net realized and unrealized gain/(loss) on investments	(0.11)		(0.58)	0.83	1.22	(0.98)	0.74

Total from Investment Operations	0.08		0.05	1.25	1.55	(0.86)	1.43

Less Distributions:
From investment income	(0.23)		(0.63)	(0.43)	(0.40)	(0.13)	(0.71)
From capital gains	—		—	—	—	(0.78)	—

Total Distributions	(0.23)		(0.63)	(0.43)	(0.40)	(0.91)	(0.71)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(0.58)	0.82	1.15	(1.77)	0.72

Net Asset Value, End of Period	$14.18		$14.33	$14.91	$14.09	$12.94	$14.71

Total Return	0.52	%(c)	0.29%	8.98%	12.09%	(5.82)%	10.25%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,493		$2,827	$3,323	$4,408	$7,853	$12,728
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.70	%(d)	4.18%	2.82%	2.37%	0.86%	4.87%
Operating expenses including expense paid directly by the advisor(e)	0.89	%(d)	0.82%	0.79%	0.76%	0.71%	0.68%
Net investment income excluding expense paid directly by the advisor	2.60	%(d)	4.08%	2.72%	2.26%	0.72%	4.73%
Operating expenses excluding expense paid directly by the advisor(e)	0.99	%(d)	0.92%	0.89%	0.87%	0.85%	0.82%
Portfolio Turnover Rate	29	%(c)	62%	83%	89%	84%	70%

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.33		$14.91	$14.09	$12.94	$14.72	$14.00
Income/(Loss) from Operations:
Net investment income(b)	0.23		0.64	0.56	0.39	0.19	0.72
Net realized and unrealized gain/(loss) on investments	(0.12)		(0.51)	0.77	1.24	(0.98)	0.78

Total from Investment Operations	0.11		0.13	1.33	1.63	(0.79)	1.50

Less Distributions:
From investment income	(0.26)		(0.71)	(0.51)	(0.48)	(0.21)	(0.78)
From capital gains	—		—	—	—	(0.78)	—

Total Distributions	(0.26)		(0.71)	(0.51)	(0.48)	(0.99)	(0.78)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(0.58)	0.82	1.15	(1.78)	0.72

Net Asset Value, End of Period	$14.18		$14.33	$14.91	$14.09	$12.94	$14.72

Total Return	0.77	%(c)	0.80%	9.54%	12.73%	(5.39)%	10.79%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,833		$11,170	$18,203	$13,631	$24,550	$44,027
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.26	%(d)	4.21%	3.78%	2.85%	1.28%	5.06%
Operating expenses including expense paid directly by the advisor(e)	0.39	%(d)	0.32%	0.28%	0.26%	0.21%	0.18%
Net investment income excluding expense paid directly by the advisor	3.16	%(d)	4.11%	3.68%	2.73%	1.14%	4.92%
Operating expenses excluding expense paid directly by the advisor(e)	0.49	%(d)	0.42%	0.38%	0.38%	0.35%	0.32%
Portfolio Turnover Rate	29	%(c)	62%	83%	89%	84%	70%

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	97	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.32		$14.90	$14.08	$12.94	$14.72	$13.99
Income/(Loss) from Operations:
Net investment income(b)	0.20		0.65	0.46	0.38	0.17	0.66
Net realized and unrealized gain/(loss) on investments	(0.10)		(0.57)	0.81	1.19	(1.01)	0.80

Total from Investment Operations	0.10		0.08	1.27	1.57	(0.84)	1.46

Less Distributions:
From investment income	(0.24)		(0.66)	(0.45)	(0.43)	(0.16)	(0.73)
From capital gains	—		—	—	—	(0.78)	—

Total Distributions	(0.24)		(0.66)	(0.45)	(0.43)	(0.94)	(0.73)

Net Increase/(Decrease) in Net Asset Value	(0.14)		(0.58)	0.82	1.14	(1.78)	0.73

Net Asset Value, End of Period	$14.18		$14.32	$14.90	$14.08	$12.94	$14.72

Total Return(c)	0.66	%(d)	0.44%	9.15%	12.25%	(5.73)%	10.48%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,490		$7,933	$10,058	$10,553	$12,709	$17,670
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.82	%(e)	4.28%	3.12%	2.78%	1.14%	4.61%
Operating expenses including expense paid directly by the advisor(f)	0.74	%(e)	0.67%	0.64%	0.61%	0.56%	0.53%
Net investment income excluding expense paid directly by the advisor	2.72	%(e)	4.18%	3.02%	2.67%	1.00%	4.47%
Operating expenses excluding expense paid directly by the advisor(f)	0.84	%(e)	0.77%	0.74%	0.72%	0.70%	0.67%
Portfolio Turnover Rate	29	%(d)	62%	83%	89%	84%	70%

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$14.20		$14.78	$13.96	$12.83	$14.63	$13.92
Income/(Loss) from Operations:
Net investment income(b)	0.16		0.53	0.34	0.27	0.07	0.56
Net realized and unrealized gain/(loss) on investments	(0.12)		(0.56)	0.84	1.21	(0.99)	0.78

Total from Investment Operations	0.04		(0.03)	1.18	1.48	(0.92)	1.34

Less Distributions:
From investment income	(0.19)		(0.55)	(0.36)	(0.35)	(0.10)	(0.63)
From capital gains	—		—	—	—	(0.78)	—

Total Distributions	(0.19)		(0.55)	(0.36)	(0.35)	(0.88)	(0.63)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(0.58)	0.82	1.13	(1.80)	0.71

Net Asset Value, End of Period	$14.05		$14.20	$14.78	$13.96	$12.83	$14.63

Total Return(c)	0.27	%(d)	(0.23)%	8.49%	11.57%	(6.31)%	9.67%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,583		$7,576	$10,881	$14,018	$20,321	$27,871
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.20	%(e)	3.53%	2.30%	2.00%	0.50%	3.97%
Operating expenses including expense paid directly by the advisor(f)	1.39	%(e)	1.32%	1.29%	1.26%	1.21%	1.18%
Net investment income excluding expense paid directly by the advisor	2.10	%(e)	3.43%	2.20%	1.89%	0.36%	3.83%
Operating expenses excluding expense paid directly by the advisor(f)	1.49	%(e)	1.42%	1.39%	1.37%	1.35%	1.32%
Portfolio Turnover Rate	29	%(d)	62%	83%	89%	84%	70%

(a) Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	99	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.11		$14.21	$15.24	$14.26	$14.93	$14.39
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.01)		0.43	0.40	0.35	0.41	0.58
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.21)	0.07	1.05	(0.58)	0.55

Total from Investment Operations	(0.21)		0.22	0.47	1.40	(0.17)	1.13

Less Distributions:
From investment income	(0.01)		(0.33)	(0.45)	(0.42)	(0.45)	(0.59)
From capital gains	—		(2.99)	(1.05)	—	(0.05)	(0.00	)(c)

Total Distributions	(0.01)		(3.32)	(1.50)	(0.42)	(0.50)	(0.59)

Net Increase/(Decrease) in Net Asset Value	(0.22)		(3.10)	(1.03)	0.98	(0.67)	0.54

Net Asset Value, End of Period	$10.89		$11.11	$14.21	$15.24	$14.26	$14.93

Total Return	(1.93	)%(d)	1.51%	3.18%	9.88%	(1.17)%	7.96%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$380		$406	$661	$1,224	$2,918	$4,821
Ratios to Average Net Assets:
Net investment income/(loss) including expense paid directly by the advisor	(0.10	)%(e)	3.04%	2.60%	2.33%	2.73%	3.96%
Operating expenses including expense paid directly by the advisor(f)	3.02	%(e)	1.55%	0.88%	0.69%	0.68%	0.69%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.20	)%(e)	2.94%	2.50%	2.23%	2.63%	3.86%
Operating expenses excluding expense paid directly by the advisor(f)	3.12	%(e)	1.65%	0.98%	0.79%	0.78%	0.79%
Portfolio Turnover Rate	28	%(d)	59%	38%	83%	95%	53%

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.12		$14.21	$15.25	$14.27	$14.94	$14.41
Income/(Loss) from Operations:
Net investment income(b)	0.02	(c)	0.30	0.46	0.50	0.54	0.68
Net realized and unrealized gain/(loss) on investments	(0.21)		(0.02)	0.08	0.98	(0.63)	0.51

Total from Investment Operations	(0.19)		0.28	0.54	1.48	(0.09)	1.19

Less Distributions:
From investment income	(0.01)		(0.38)	(0.53)	(0.50)	(0.53)	(0.66)
From capital gains	—		(2.99)	(1.05)	—	(0.05)	(0.00	)(d)

Total Distributions	(0.01)		(3.37)	(1.58)	(0.50)	(0.58)	(0.66)

Net Increase/(Decrease) in Net Asset Value	(0.20)		(3.09)	(1.04)	0.98	(0.67)	0.53

Net Asset Value, End of Period	$10.92		$11.12	$14.21	$15.25	$14.27	$14.94

Total Return	(1.70	)%(e)	1.96%	3.65%	10.45%	(0.66)%	8.42%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$596		$1,203	$14,173	$59,663	$54,211	$49,947
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	0.29	%(f)	2.06%	2.97%	3.32%	3.64%	4.60%
Operating expenses including expense paid directly by the advisor(g)	2.47	%(f)	0.80%	0.35%	0.19%	0.18%	0.19%
Net investment income excluding expense paid directly by the advisor	0.19	%(f)	1.96%	2.87%	3.22%	3.53%	4.50%
Operating expenses excluding expense paid directly by the advisor(g)	2.57	%(f)	0.90%	0.45%	0.29%	0.29%	0.29%
Portfolio Turnover Rate	28	%(e)	59%	38%	83%	95%	53%

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	101	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.10		$14.20	$15.23	$14.25	$14.92	$14.39
Income/(Loss) from Operations:
Net investment income(b)	0.00	(c)(d)	0.41	0.49	0.43	0.42	0.58
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.17)	0.01	0.99	(0.57)	0.56

Total from Investment Operations	(0.20)		0.24	0.50	1.42	(0.15)	1.14

Less Distributions:
From investment income	(0.01)		(0.35)	(0.48)	(0.44)	(0.47)	(0.61)
From capital gains	—		(2.99)	(1.05)	—	(0.05)	(0.00	)(c)

Total Distributions	(0.01)		(3.34)	(1.53)	(0.44)	(0.52)	(0.61)

Net Increase/(Decrease) in Net Asset Value	(0.21)		(3.10)	(1.03)	0.98	(0.67)	0.53

Net Asset Value, End of Period	$10.89		$11.10	$14.20	$15.23	$14.25	$14.92

Total Return(e)	(1.83	)%(f)	1.62%	3.35%	10.07%	(1.02)%	8.05%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$650		$801	$997	$1,085	$1,206	$2,745
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	0.02	%(g)	2.90%	3.19%	2.88%	2.80%	3.96%
Operating expenses including expense paid directly by the advisor(h)	2.85	%(g)	1.40%	0.74%	0.54%	0.53%	0.53%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.08	)%(g)	2.80%	3.09%	2.78%	2.70%	3.85%
Operating expenses excluding expense paid directly by the advisor(h)	2.95	%(g)	1.50%	0.84%	0.64%	0.63%	0.64%
Portfolio Turnover Rate	28	%(f)	59%	38%	83%	95%	53%

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2015	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$11.04		$14.16	$15.18	$14.21	$14.88	$14.35
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.04)		0.30	0.34	0.32	0.37	0.50
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.15)	0.06	0.99	(0.61)	0.54

Total from Investment Operations	(0.24)		0.15	0.40	1.31	(0.24)	1.04

Less Distributions:
From investment income	(0.00	)(c)	(0.28)	(0.37)	(0.34)	(0.38)	(0.51)
From capital gains	—		(2.99)	(1.05)	—	(0.05)	(0.00	)(c)

Total Distributions	(0.00	)(c)	(3.27)	(1.42)	(0.34)	(0.43)	(0.51)

Net Increase/(Decrease) in Net Asset Value	(0.24)		(3.12)	(1.02)	0.97	(0.67)	0.53

Net Asset Value, End of Period	$10.80		$11.04	$14.16	$15.18	$14.21	$14.88

Total Return(d)	(2.16	)%(e)	1.01%	2.73%	9.31%	(1.65)%	7.37%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,143		$1,390	$2,015	$4,066	$5,597	$6,744
Ratios to Average Net Assets:
Net investment income/(loss) including expense paid directly by the advisor	(0.68	)%(f)	2.14%	2.22%	2.14%	2.51%	3.44%
Operating expenses including expense paid directly by the advisor(g)	3.51	%(f)	2.03%	1.38%	1.19%	1.18%	1.19%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.78	)%(f)	2.04%	2.12%	2.04%	2.40%	3.34%
Operating expenses excluding expense paid directly by the advisor(g)	3.61	%(f)	2.13%	1.48%	1.29%	1.29%	1.29%
Portfolio Turnover Rate	28	%(e)	59%	38%	83%	95%	53%

(a) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	103	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.60		$15.34		$15.33		$14.50	$14.39	$13.99
Income/(Loss) from Operations:
Net investment income(c)	0.32		0.77		0.70		0.67	0.62	0.50
Net realized and unrealized gain/(loss) on investments	(0.21)		(0.10)		0.03		0.88	0.12	0.40

Total from Investment Operations	0.11		0.67		0.73		1.55	0.74	0.90

Less Distributions:
From investment income	(0.32)		(0.76)		(0.67)		(0.72)	(0.63)	(0.50)
From capital gains	—		(0.65)		(0.05)		—	—	—

Total Distributions	(0.32)		(1.41)		(0.72)		(0.72)	(0.63)	(0.50)

Net Increase/(Decrease) in Net Asset Value	(0.21)		(0.74)		0.01		0.83	0.11	0.40

Net Asset Value, End of Period	$14.39		$14.60		$15.34		$15.33	$14.50	$14.39

Total Return	0.73	%(d)	4.34%		4.80%		11.04%	5.26%	6.48%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,067		$2,326		$1,867		$1,381	$2,289	$2,423
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.33	%(e)	4.94%		4.50%		4.53%	4.30%	3.51%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.89	%(e)	0.96	%(g)	0.99	%(h)	1.07%	0.97%	0.91%
Net investment income excluding waiver and expense paid directly by the advisor	3.93	%(e)	4.72%		4.43%		4.43%	4.19%	3.39%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	1.29	%(e)	1.18%		1.06%		1.17%	1.08%	1.02%
Portfolio Turnover Rate	90	%(d)	191%		95%		135%	38%	33%

(a) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.

(h) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

June 30, 2015	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.62		$15.36		$15.35		$14.51	$14.40	$14.00
Income/(Loss) from Operations:
Net investment income(c)	0.35		0.73		0.72		0.75	0.70	0.57
Net realized and unrealized gain/(loss) on investments	(0.21)		0.01		0.08		0.89	0.12	0.40

Total from Investment Operations	0.14		0.74		0.80		1.64	0.82	0.97

Less Distributions:
From investment income	(0.35)		(0.83)		(0.74)		(0.80)	(0.71)	(0.57)
From capital gains	—		(0.65)		(0.05)		—	—	—

Total Distributions	(0.35)		(1.48)		(0.79)		(0.80)	(0.71)	(0.57)

Net Increase/(Decrease) in Net Asset Value	(0.21)		(0.74)		0.01		0.84	0.11	0.40

Net Asset Value, End of Period	$14.41		$14.62		$15.36		$15.35	$14.51	$14.40

Total Return	0.97	%(d)	4.83%		5.34%		11.59%	5.79%	7.01%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,886		$4,376		$8,568		$9,497	$11,545	$14,772
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.76	%(e)	4.63%		4.62%		5.06%	4.81%	3.98%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.39	%(e)	0.47	%(g)	0.49	%(h)	0.57%	0.47%	0.40%
Net investment income excluding waiver and expense paid directly by the advisor	4.36	%(e)	4.44%		4.55%		4.96%	4.69%	3.86%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	0.79	%(e)	0.66%		0.56%		0.67%	0.59%	0.52%
Portfolio Turnover Rate	90	%(d)	191%		95%		135%	38%	33%

(a) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.

(h) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

See Notes to Financial Statements	105	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.61		$15.35		$15.34		$14.51	$14.39	$13.99
Income/(Loss) from Operations:
Net investment income(c)	0.33		0.82		0.84		0.85	0.66	0.54
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.11)		(0.07)		0.74	0.13	0.39

Total from Investment Operations	0.13		0.71		0.77		1.59	0.79	0.93

Less Distributions:
From investment income	(0.34)		(0.80)		(0.71)		(0.76)	(0.67)	(0.53)
From capital gains	—		(0.65)		(0.05)		—	—	—

Total Distributions	(0.34)		(1.45)		(0.76)		(0.76)	(0.67)	(0.53)

Net Increase/(Decrease) in Net Asset Value	(0.21)		(0.74)		0.01		0.83	0.12	0.40

Net Asset Value, End of Period	$14.40		$14.61		$15.35		$15.34	$14.51	$14.39

Total Return(d)	0.85	%(e)	4.58%		5.10%		11.25%	5.59%	6.75%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,851		$1,958		$2,817		$693	$274	$830
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.57	%(f)	5.26%		5.42%		5.73%	4.50%	3.79%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.64	%(f)	0.71	%(h)	0.74	%(i)	0.77%	0.70%	0.66%
Net investment income excluding waiver and expense paid directly by the advisor	4.18	%(f)	5.04%		5.35%		5.62%	4.38%	3.67%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.03	%(f)	0.93%		0.81%		0.88%	0.82%	0.77%
Portfolio Turnover Rate	90	%(e)	191%		95%		135%	38%	33%

(a) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.74% to 0.64%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

June 30, 2015	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.54		$15.29		$15.30		$14.47	$14.36	$13.96
Income/(Loss) from Operations:
Net investment income(c)	0.27		0.71		0.62		0.62	0.57	0.43
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.11)		0.02		0.86	0.10	0.40

Total from Investment Operations	0.07		0.60		0.64		1.48	0.67	0.83

Less Distributions:
From investment income	(0.28)		(0.70)		(0.60)		(0.65)	(0.56)	(0.43)
From capital gains	—		(0.65)		(0.05)		—	—	—

Total Distributions	(0.28)		(1.35)		(0.65)		(0.65)	(0.56)	(0.43)

Net Increase/(Decrease) in Net Asset Value	(0.21)		(0.75)		(0.01)		0.83	0.11	0.40

Net Asset Value, End of Period	$14.33		$14.54		$15.29		$15.30	$14.47	$14.36

Total Return(d)	0.49	%(e)	3.86%		4.28%		10.45%	4.76%	5.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,929		$7,768		$6,971		$5,775	$5,354	$4,653
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	3.77	%(f)	4.54%		4.04%		4.22%	3.95%	3.02%
Operating expenses including waiver and expense paid directly by the advisor(g)	1.39	%(f)	1.46	%(h)	1.48	%(i)	1.56%	1.48%	1.41%
Net investment income excluding waiver and expense paid directly by the advisor	3.37	%(f)	4.32%		3.96%		4.12%	3.83%	2.91%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.79	%(f)	1.68%		1.56%		1.66%	1.60%	1.52%
Portfolio Turnover Rate	90	%(e)	191%		95%		135%	38%	33%

(a) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as the Accessor Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

See Notes to Financial Statements	107	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.42		$14.45		$13.95	$12.54	$14.01	$13.38
Income/(Loss) from Operations:
Net investment income(c)	0.19		0.42		0.28	0.37	0.03	0.61
Net realized and unrealized gain/(loss) on investments	(0.31)		0.20		0.53	1.49	(1.12)	0.64

Total from Investment Operations	(0.12)		0.62		0.81	1.86	(1.09)	1.25

Less Distributions:
From investment income	(0.22)		(0.65)		(0.31)	(0.45)	(0.05)	(0.62)
From capital gains	—		—		—	—	(0.33)	—

Total Distributions	(0.22)		(0.65)		(0.31)	(0.45)	(0.38)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.34)		(0.03)		0.50	1.41	(1.47)	0.63

Net Asset Value, End of Period	$14.08		$14.42		$14.45	$13.95	$12.54	$14.01

Total Return	(0.87	)%(d)	4.28%		5.78%	15.05%	(7.72)%	9.28%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$864		$942		$1,928	$3,009	$4,800	$7,995
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	2.59	%(e)	2.83%		1.93%	2.74%	0.20%	4.52%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.89	%(e)	0.98	%(g)	1.12%	1.00%	0.85%	0.78%
Net investment income excluding waiver and expense paid directly by the advisor	2.27	%(e)	2.69%		1.83%	2.62%	0.06%	4.38%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	1.21	%(e)	1.12%		1.22%	1.12%	0.99%	0.92%
Portfolio Turnover Rate	9	%(d)	6%		109%	93%	104%	84%

(a) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 0.99% and effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.

June 30, 2015	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.95		$14.96		$14.43	$12.94	$14.39	$13.73
Income/(Loss) from Operations:
Net investment income(c)	0.23		0.68		0.52	0.42	0.06	0.63
Net realized and unrealized gain/(loss) on investments	(0.33)		0.04		0.40	1.58	(1.10)	0.72

Total from Investment Operations	(0.10)		0.72		0.92	2.00	(1.04)	1.35

Less Distributions:
From investment income	(0.25)		(0.73)		(0.39)	(0.51)	(0.08)	(0.69)
From capital gains	—		—		—	—	(0.33)	—

Total Distributions	(0.25)		(0.73)		(0.39)	(0.51)	(0.41)	(0.69)

Net Increase/(Decrease) in Net Asset Value	(0.35)		(0.01)		0.53	1.49	(1.45)	0.66

Net Asset Value, End of Period	$14.60		$14.95		$14.96	$14.43	$12.94	$14.39

Total Return	(0.66	)%(d)	4.81%		6.39%	15.59%	(7.21)%	9.85%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,965		$9,302		$10,490	$6,562	$11,518	$30,007
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	3.10	%(e)	4.38%		3.48%	3.03%	0.42%	4.57%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.39	%(e)	0.47	%(g)	0.55%	0.50%	0.33%	0.27%
Net investment income excluding waiver and expense paid directly by the advisor	2.78	%(e)	4.21%		3.38%	2.91%	0.27%	4.43%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	0.71	%(e)	0.64%		0.65%	0.62%	0.48%	0.41%
Portfolio Turnover Rate	9	%(d)	6%		109%	93%	104%	84%

(a) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 0.49% and effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.

See Notes to Financial Statements	109	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.72		$14.74		$14.22	$12.77	$14.23	$13.58
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.64		0.33	0.44	0.07	0.54
Net realized and unrealized gain/(loss) on investments	(0.32)		0.01		0.52	1.48	(1.14)	0.75

Total from Investment Operations	(0.12)		0.65		0.85	1.92	(1.07)	1.29

Less Distributions:
From investment income	(0.23)		(0.67)		(0.33)	(0.47)	(0.06)	(0.64)
From capital gains	—		—		—	—	(0.33)	—

Total Distributions	(0.23)		(0.67)		(0.33)	(0.47)	(0.39)	(0.64)

Net Increase/(Decrease) in Net Asset Value	(0.35)		(0.02)		0.52	1.45	(1.46)	0.65

Net Asset Value, End of Period	$14.37		$14.72		$14.74	$14.22	$12.77	$14.23

Total Return(d)	(0.85	)%(e)	4.43%		6.03%	15.17%	(7.54)%	9.51%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,684		$3,103		$3,518	$4,150	$4,777	$7,600
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	2.69	%(f)	4.15%		2.22%	3.18%	0.48%	3.92%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.74	%(f)	0.83	%(h)	0.96%	0.85%	0.70%	0.62%
Net investment income excluding waiver and expense paid directly by the advisor	2.37	%(f)	3.98%		2.12%	3.06%	0.34%	3.78%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.06	%(f)	1.00%		1.06%	0.97%	0.84%	0.76%
Portfolio Turnover Rate	9	%(e)	6%		109%	93%	104%	84%

(a) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective May 1, 2014, the Advisor agreed to limit expenses at 0.84% and effective October 1, 2014, the annual expense limitation rate changed from 0.84% to 0.74%.

June 30, 2015	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011		Year Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$14.01		$14.06		$13.58	$12.23	$13.71		$13.16
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.14		0.52		0.19	0.32	(0.00	)(d)	0.42
Net realized and unrealized gain/(loss) on investments	(0.30)		0.01		0.53	1.44	(1.11)		0.73

Total from Investment Operations	(0.16)		0.53		0.72	1.76	(1.11)		1.15

Less Distributions:
From investment income	(0.18)		(0.58)		(0.24)	(0.41)	(0.04)		(0.60)
From capital gains	—		—		—	—	(0.33)		—

Total Distributions	(0.18)		(0.58)		(0.24)	(0.41)	(0.37)		(0.60)

Net Increase/(Decrease) in Net Asset Value	(0.34)		(0.05)		0.48	1.35	(1.48)		0.55

Net Asset Value, End of Period	$13.67		$14.01		$14.06	$13.58	$12.23		$13.71

Total Return(e)	(1.17	)%(f)	3.79%		5.29%	14.48%	(8.13)%		8.81%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,427		$1,983		$2,428	$3,554	$4,394		$5,806
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	1.96	%(g)	3.55%		1.38%	2.43%	(0.00	)%(h)	3.16%
Operating expenses including waiver and expense paid directly by the advisor(i)	1.39	%(g)	1.47	%(j)	1.62%	1.50%	1.36%		1.27%
Net investment income/(loss) excluding waiver and expense paid directly by the advisor	1.64	%(g)	3.37%		1.28%	2.31%	(0.14)%		3.02%
Operating expenses excluding waiver and expense paid directly by the advisor(i)	1.71	%(g)	1.65%		1.72%	1.62%	1.50%		1.41%
Portfolio Turnover Rate	9	%(f)	6%		109%	93%	104%		84%

(a) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as the Accessor Aggressive Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Amount represents less than 0.01%.

(i) Excludes expenses of the affiliated funds in which the Fund invests.

(j) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.49% and effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.

See Notes to Financial Statements	111	June 30, 2015

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2015, the Trust has 29 registered funds. This semi-annual report describes 11 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights include the Forward Frontier Strategy Fund (“Frontier Strategy Fund”), the Forward High Yield Bond Fund (“High Yield Bond Fund”), the Forward Investment Grade Fixed-Income Fund (“Investment Grade Fixed-Income Fund”), the Forward Total MarketPlus Fund (“Total MarketPlus Fund”), and the Forward U.S. Government Money Fund (“U.S. Government Money Fund”). The Forward Balanced Allocation Fund (“Balanced Allocation Fund”), the Forward Growth & Income Allocation Fund (“Growth & Income Allocation Fund”), the Forward Growth Allocation Fund (“Growth Allocation Fund”), the Forward Income & Growth Allocation Fund (“Income & Growth Allocation Fund”), the Forward Income Builder Fund (“Income Builder Fund”), and the Forward Multi-Strategy Fund (“Multi-Strategy Fund”) (collectively, the “Allocation Funds”) are also included in the accompanying financial statements and financial highlights.

The Frontier Strategy Fund seeks capital growth and invests primarily in investments that provide exposure to the returns of frontier markets (i.e., markets of smaller, less accessible, but still investable, countries of the developing world). The High Yield Bond Fund seeks high current income and invests primarily in lower-rated bonds. The Investment Grade Fixed-Income Fund seeks generation of current income and invests primarily in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Total MarketPlus Fund seeks capital growth and invests primarily in derivative instruments such as swaps, structured notes, futures and options that have similar economic characteristics to common stocks of companies with a range of large, mid and small market capitalization, such as those in the Fund’s benchmark, the Russell 3000 Index. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity and invests primarily in cash, obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including government sponsored enterprises and repurchase agreements that are collateralized fully by either cash or U.S. Government Securities. The Balanced Allocation Fund is a “fund of funds” that seeks moderate current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, which may invest in the following types of asset classes: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Growth & Income Allocation Fund is a “fund of funds” that seeks moderate potential capital appreciation and invests primarily in a combination of other Forward Funds, which may invest in the following types of asset classes: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Growth Allocation Fund is a “fund of funds” that seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, which may invest in the following types of asset classes: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Income & Growth Allocation Fund is a “fund of funds” that seeks high current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, which may invest in the following types of asset classes: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Income Builder Fund is a “fund of funds” that seeks high current income and some stability of principal and invests primarily in a combination of other Forward Funds, which may invest in the following types of asset classes: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Multi-Strategy Fund is a “fund of funds” that seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, which may invest in the following types of strategies and asset classes: long/short strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Frontier Strategy Fund is classified as a non-diversified fund under the 1940 Act. The Allocation Funds are “funds of funds” that primarily invest in a combination of other Forward Funds in the Trust (“Underlying Funds”) to gain exposure to a particular portion of the market

June 30, 2015	112

Notes to Financial Statements (Unaudited)

rather than purchasing securities directly. Investments in the Underlying Funds expose the Allocation Funds to all of the risks of the Underlying Funds and, in general, indirectly subject the Allocation Funds to a pro rata portion of the Underlying Funds’ fees and expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds and affiliated investment companies held by the Allocation Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2015.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask prices for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

Investments held by the U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are

113	June 30, 2015

Notes to Financial Statements (Unaudited)

not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the- counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value,

with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., an issuer may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current

June 30, 2015	114

Notes to Financial Statements (Unaudited)

historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold and, thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity, related index or reference asset. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or

115	June 30, 2015

Notes to Financial Statements (Unaudited)

“TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date is held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date into which the commitment was entered.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs, which are privately-owned corporations created by the U.S. Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy, such as homeowners, students, and farmers. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

June 30, 2015	116

Notes to Financial Statements (Unaudited)

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well-established dealers or institutions that Forward Management, or the appropriate sub-advisor, has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2015, the U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements as of June 30, 2015.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2015, the Funds held no securities sold short.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes. In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur,

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and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes in which a Fund may invest, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in the Underlying Funds are valued at their NAV daily and are classified as Level 1 prices.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Frontier Strategy Fund
Exchange-Traded Funds	$4,312,934	$—	—	$4,312,934
Agency Pass-Through Securities(a)	—	17,736,579	—	17,736,579
Asset-Backed Securities	—	3,603,396	—	3,603,396
Collateralized Mortgage Obligations(a)	—	11,291,588	—	11,291,588
Corporate Bonds(a)	—	17,218,756	—	17,218,756
Municipal Bonds	—	8,991,603	—	8,991,603
U.S. Treasury Bonds & Notes	—	19,635,112	—	19,635,112

Total	$4,312,934	$78,477,034	—	$82,789,968

High Yield Bond Fund
Corporate Bonds(a)	—	$125,225,024	—	$125,225,024

Total	—	$125,225,024	—	$125,225,024

Investment Grade Fixed-Income Fund
Exchange-Traded Funds	$10,678,010	$—	—	$10,678,010
U.S. Treasury Bonds & Notes	—	35	—	35

Total	$10,678,010	$35	—	$10,678,045

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Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Total MarketPlus Fund
Exchange-Traded Funds	$12,742,552	$—	—	$12,742,552
Agency Pass-Through Securities(a)	—	3,348,865	—	3,348,865

Total	$12,742,552	$3,348,865	—	$16,091,417

U.S. Government Money Fund
Repurchase Agreements	—	$71,000,000	—	$71,000,000

Total	—	$71,000,000	—	$71,000,000

Balanced Allocation Fund
Affiliated Investment Companies	$9,068,004	—	—	$9,068,004

Total	$9,068,004	—	—	$9,068,004

Growth & Income Allocation Fund
Affiliated Investment Companies	$21,071,869	—	—	$21,071,869

Total	$21,071,869	—	—	$21,071,869

Growth Allocation Fund
Affiliated Investment Companies	$26,340,599	—	—	$26,340,599

Total	$26,340,599	—	—	$26,340,599

Income & Growth Allocation Fund
Affiliated Investment Companies	$2,762,642	—	—	$2,762,642

Total	$2,762,642	—	—	$2,762,642

Income Builder Fund
Affiliated Investment Companies	$14,531,812	—	—	$14,531,812

Total	$14,531,812	—	—	$14,531,812

Multi-Strategy Fund
Affiliated Investment Companies	$13,870,733	—	—	$13,870,733

Total	$13,870,733	—	—	$13,870,733

(a) For detailed descriptions of industry or sector, see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$27,044	—	$27,044
Liabilities
Total Return Swap Contracts	—	(5,554,046)	—	(5,554,046)

Total	—	$(5,527,002)	—	$(5,527,002)

119	June 30, 2015

Notes to Financial Statements (Unaudited)

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$188,648	—	$188,648
Liabilities
Total Return Swap Contracts	—	(35,569)	—	(35,569)

Total	—	$153,079	—	$153,079

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as swap contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2015 there were no transfers between Level 1 and Level 2 securities.

As of June 30, 2015, the Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are

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attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no futures contracts as of June 30, 2015.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2015.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns

121	June 30, 2015

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to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

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Notes to Financial Statements (Unaudited)

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2015, the Frontier Strategy Fund and the Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of June 30, 2015, the Frontier Strategy Fund and Total MarketPlus Fund held swap agreements and have disclosed the details in the Portfolio of Investments. No other Funds held swap agreements at June 30, 2015.

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2015(a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$27,044	Unrealized loss on swap contracts	$5,554,046

Total		$27,044		$5,554,046

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$188,648	Unrealized loss on swap contracts	$35,569

Total		$188,648		$35,569

(a) For open derivative instruments as of June 30, 2015, see the Portfolio of Investments. At June 30, 2015, the percentage of the fair value of derivatives to net assets (“derivative activity”) for the Frontier Strategy Fund and the Total MarketPlus Fund was 3.54% and 4.17% less, respectively, than the Funds’ average month-end derivative activity during the past six months. The Portfolio of Investments is representative of the derivative activity for the six months ended June 30, 2015 for the other Funds.

123	June 30, 2015

Notes to Financial Statements (Unaudited)

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation on swap contracts	$(6,071,389)	$1,510,102

Total		$(6,071,389)	$1,510,102

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized depreciation on swap contracts	$3,532,594	$(3,128,587)

Total		$3,532,594	$(3,128,587)

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2015:

Offsetting of Financial Assets and Derivative Assets(a)

	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments (b)	Cash Collateral Received (b)	Net Amount
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	$27,044	$—	$27,044	$(27,044)	$—	$—

Total	$27,044	$—	$27,044	$(27,044)	$—	$—

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	$188,648	$—	$188,648	$—	$—	$188,648

Total	$188,648	$—	$188,648	$—	$—	$188,648

U.S. Government Money Fund
Repurchase Agreements	$71,000,000	$—	$71,000,000	$(71,000,000)	$—	$—

Total	$71,000,000	$—	$71,000,000	$(71,000,000)	$—	$—

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Notes to Financial Statements (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments (b)	Cash Collateral Pledged (b)	Net Amount
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	$5,554,046	$—	$5,554,046	$(27,044)	$(5,527,002)	$—

Total	$5,554,046	$—	$5,554,046	$(27,044)	$(5,527,002)	$—

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	$35,569	$—	$35,569	$—	$—	$35,569

Total	$35,569	$—	$35,569	$—	$—	$35,569

(a) For additional information about enforceable netting arrangements or similar agreements and associated collateral, see disclosures presented in Note 2 of the Notes to the Financial Statements.

(b) These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged which is disclosed in the Portfolio of Investments for financial instruments and in the Statement of Assets and Liabilities for cash collateral.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2015, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Frontier Strategy Fund, the Total MarketPlus Fund, the Balanced Allocation Fund, the Growth & Income Allocation Fund, the Growth Allocation Fund, the Income & Growth Allocation Fund, and the Multi-Strategy Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations are in effect with respect to these seven Funds. Compliance with

125	June 30, 2015

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the CFTC’s ongoing regulatory compliance requirements could increase each of these seven Fund’s expenses, adversely affecting its total return.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Frontier Strategy Fund and the Total MarketPlus Fund; quarterly for the Growth & Income Allocation Fund, the Growth Allocation Fund and the Multi-Strategy Fund; monthly for the Balanced Allocation Fund, the High Yield Bond Fund, the Income & Growth Allocation Fund, the Income Builder Fund and the Investment Grade Fixed-Income Fund; and declared daily and paid monthly for the U.S. Government Money Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2015, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act), shareholder services and/or administrative services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual

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funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2015 are recorded in the Statement of Operations, if applicable.

3. Investment Management Services

On June 9, 2015, Forward Management was acquired by Salient Partners, L.P. (“Salient”), an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Forward Management continues to act as the investment advisor of the Funds as a wholly owned subsidiary of Salient pursuant to a new investment management contract, which is substantially identical to the terms of the Funds’ previous investment management agreement, approved by the shareholders of each Fund and the Board of Trustees (see “Approval of the Investment Management Agreement,” “Additional Company information” and “Shareholder Voting Results” following the Notes to Financial Statements). Pursuant to this new investment management agreement, Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2015, based on each Fund’s average daily net assets:

Fund	Advisory Fee	Fund	Advisory Fee
Frontier Strategy Fund	0.85%	Balanced Allocation Fund	0.10%(b)

High Yield Bond Fund	0.50%	Growth & Income Allocation Fund	0.10%(b)

Investment Grade Fixed-Income Fund	0.25%	Growth Allocation Fund	0.10%(b)

Total MarketPlus Fund	0.50%	Income & Growth Allocation Fund	0.10%(b)

U.S. Government Money Fund	0.08%(a)	Income Builder Fund	0.10%

		Multi-Strategy Fund	0.10%

(a) Effective April 4, 2011, in an attempt to enhance the yield of the U.S. Government Money Fund, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain the Fund’s (or class thereof, as applicable) current yield at or above 0.01% (1 basis point). Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice. There is no guarantee that the Fund will be able to maintain a current yield at or above 0.01%. For the six months ended June 30, 2015, the management fee waivers are recorded in the Statement of Operations.

(b) Forward Management has contractually agreed to waive its investment management fee until April 30, 2017. The waivers for the investment management fees are reflected in the Statement of Operations.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2015 were paid by the Underlying Funds.

The Trust and Forward Management have entered into an investment sub-advisory agreement with First Western Capital Management Company

(“First Western”) for the High Yield Bond Fund. Pursuant to the agreement for the High Yield Bond Fund, First Western provides investment sub-advisory services to the Fund and is entitled to receive a fee from Forward Management calculated daily and payable monthly at the annual rate of 0.25% of the Fund’s average daily net assets. Prior to June 9, 2015, Forward Management and First Western were each entitled to receive a fee from the High Yield Bond Fund calculated daily and payable monthly at the annual rate of 0.25% of the Fund’s average daily net assets.

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees

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and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	Class Z	End Date
Frontier Strategy Fund	1.29%	0.99%	N/A	N/A	0.99%	0.89%	April 30, 2017
Investment Grade Fixed-Income Fund	1.15%	0.75%	N/A	N/A	N/A	0.65%	April 30, 2017
Total MarketPlus Fund	1.25%	0.85%	N/A	N/A	N/A	0.75%	April 30, 2017
Income Builder Fund	0.89%	0.39%	0.64%	1.39%	N/A	N/A	April 30, 2017
Multi-Strategy Fund	0.89%	0.39%	0.74%	1.39%	N/A	N/A	April 30, 2017

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2015, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Frontier Strategy Fund
Investor Class	$20,053	$—	$20,053
Institutional Class	130,282	—	130,282
Advisor Class	2,204	—	2,204
Class Z	3,427	—	3,427
Investment Grade Fixed-Income Fund
Investor Class	343	—	343
Institutional Class	1,536	—	1,536
Class Z	15,138	—	15,138
Total MarketPlus Fund
Investor Class	2,858	—	2,858
Institutional Class	21,768	—	21,768
Class Z	13,005	—	13,005
Income Builder Fund
Investor Class	4,414	—	4,414
Institutional Class	8,151	—	8,151
Class A	3,731	—	3,731
Class C	14,523	—	14,523
Multi-Strategy Fund
Investor Class	1,471	—	1,471
Institutional Class	14,688	—	14,688
Class A	4,702	—	4,702
Class C	2,845	—	2,845

June 30, 2015	128

Notes to Financial Statements (Unaudited)

As of June 30, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	2012	2013	2014	2015	Total
Frontier Strategy Fund
Investor Class	$500	$8,390	$69,872	$20,053	$98,815
Institutional Class	9,205	145,042	232,382	130,282	516,911
Advisor Class	1	1,199	3,956	2,204	7,360
Class Z	1,432	11,156	10,669	3,427	26,684
Investment Grade Fixed-Income Fund
Investor Class	N/A	N/A	1,823	343	2,166
Institutional Class	N/A	N/A	2,203	1,536	3,739
Class Z	N/A	N/A	17,371	15,138	32,509
Total MarketPlus Fund
Investor Class	43	2,810	4,324	2,858	10,035
Institutional Class	87	37,337	42,192	21,768	101,384
Class Z	98	23,390	24,460	13,005	60,953
Income Builder Fund
Investor Class	N/A	763	4,395	4,414	9,572
Institutional Class	N/A	4,079	12,375	8,151	24,605
Class A	N/A	1,263	4,243	3,731	9,237
Class C	N/A	2,617	16,175	14,523	33,315
Multi-Strategy Fund
Investor Class	N/A	N/A	1,642	1,471	3,113
Institutional Class	N/A	N/A	15,006	14,688	29,694
Class A	N/A	N/A	4,825	4,702	9,527
Class C	N/A	N/A	3,046	2,845	5,891
4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
Frontier Strategy Fund	0.25%	N/A		N/A
High Yield Bond Fund	0.25%	N/A		0.75%
Investment Grade Fixed-Income Fund	0.25%	N/A		N/A
Total MarketPlus Fund	0.25%	N/A		N/A
U.S. Government Money Fund	0.25%	N/A		N/A
Balanced Allocation Fund	0.25%	0.35%		0.75%
Growth & Income Allocation Fund	0.25%	0.35%		0.75%
Growth Allocation Fund	0.25%	0.35%		0.75%
Income & Growth Allocation Fund	0.25%	0.35%		0.75%
Income Builder Fund	0.25%	0.35	%(a)	0.75%
Multi-Strategy Fund	0.25%	0.35%		0.75%

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares.

129	June 30, 2015

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The Funds have adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class C	Advisor Class
Frontier Strategy Fund	0.15%	0.10%	N/A	0.10%
High Yield Bond Fund	0.25%	0.10%	0.25%	N/A
Investment Grade Fixed-Income Fund	0.25%	0.10%	N/A	N/A
Total MarketPlus Fund	0.25%	0.10%	N/A	N/A
U.S. Government Money Fund	None	None	N/A	N/A
Balanced Allocation Fund	0.25%	None	0.25%	N/A
Growth & Income Allocation Fund	0.25%	None	0.25%	N/A
Growth Allocation Fund	0.25%	None	0.25%	N/A
Income & Growth Allocation Fund	0.25%	None	0.25%	N/A
Income Builder Fund	0.25%	None	0.25%	N/A
Multi-Strategy Fund	0.25%	None	0.25%	N/A

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect to the U.S. Government Money Fund to assist the U.S. Government Money Fund’s efforts to maintain a $1.00 net asset value per share. Effective April 1, 2009, the Board of Trustees temporarily eliminated Rule 12b-1 fees for the Investor Class shares of the U.S. Government Money Fund. Any reduction and/or elimination of the U.S. Government Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time.

The expenses of the Funds’ Distribution Plans and Shareholder Services Plan are reflected as distribution and shareholder service fees in the Statement of Operations.

U.S. Government Money Fund Administrative Plan: The U.S. Government Money Fund has adopted an Administrative Plan with respect to its Investor Class shares. Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is up to

0.25% of the average daily net assets of the Investor Class shares of the U.S. Government Money Fund; provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares that will be allocated under the Fund’s Rule 12b-1 Distribution Plan. Forward Management has entered into an agreement with the U.S. Government Money Fund to contractually waive through April 30, 2017 the Administrative Plan fees totaling 0.25% of the average daily net assets of the Fund attributable to the Investor class. Pursuant to this agreement, the U.S. Government Money Fund agrees to pay Forward Management the amount of administrative fees that would have been payable by the Fund to Forward Management for a period of three years following the year in which the administrative fees were incurred, provided that any such reimbursement will not be made with respect to a class of the Fund if it, together with the payment of all other applicable fees and expenses, would cause the net yield of that class of the Fund to be less than an annualized yield of 0.01%. Effective December 15, 2014, Forward Management eliminated administrative fees for the U.S. Government Money Fund’s Institutional Class shares.

As of June 30, 2015, the balances of recoupable administrative fees for the U.S. Government Money Fund were as follows:

Fund	2012	2013	2014	2015	Total
U.S. Government Money Fund
Investor Class	$7,997	$15,452	$11,171	$6,726	$41,346

The expenses of the U.S. Government Money Fund’s Administrative Plan are reflected as administrative service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

June 30, 2015	130

Notes to Financial Statements (Unaudited)

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Forward Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2015, there were eleven Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”), and two Advisory Board Members. The Funds pay each Independent Trustee and Advisory Board Member a retainer fee in the amount of $35,000 per year. The Funds pay each Independent Trustee and Advisory Board Member the amount of: $12,500 for attendance in person at a regular meeting and $9,000 for attendance by telephone at a regular meeting; $5,000 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $3,000 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $25,000,

$12,500 and $7,500, respectively per year (prior to April 1, 2015, the Chairman of the Board of Trustees received a special retainer fee in the amount of $15,000). The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees and Advisory Board Members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee or an Advisory Board Member, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers, Trustees and Advisory Board Members are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2015, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Frontier Strategy Fund	$18,523,076	$19,570,911
High Yield Bond Fund	140,858,595	136,598,418
Investment Grade Fixed-Income Fund	32,149,114	32,722,195
Total MarketPlus Fund	1,400,131	5,907,337
Balanced Allocation Fund	2,335,000	4,360,000
Growth & Income Allocation Fund	6,175,265	8,755,000
Growth Allocation Fund	8,270,000	11,005,000
Income & Growth Allocation Fund	900,000	1,810,000
Income Builder Fund	13,850,000	15,221,990
Multi-Strategy Fund	1,300,000	1,955,409

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2015 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Frontier Strategy Fund	$6,594,770	$7,007,060

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8. Tax Basis Information

Tax Basis of Investments: As of June 30, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Frontier Strategy Fund	$82,969,562	$109,773	$(289,367)	$(179,594)
High Yield Bond Fund	127,909,075	807,742	(3,491,793)	(2,684,051)
Investment Grade Fixed-Income Fund	10,754,527	3	(76,485)	(76,482)
Total MarketPlus Fund	16,028,479	99,770	(36,832)	62,938
U.S. Government Money Fund	71,000,000	—	—	—
Balanced Allocation Fund	8,907,081	347,625	(186,702)	160,923
Growth & Income Allocation Fund	21,305,385	226,987	(460,503)	(233,516)
Growth Allocation Fund	26,590,117	423,690	(673,208)	(249,518)
Income & Growth Allocation Fund	2,637,972	168,022	(43,352)	124,670
Income Builder Fund	15,161,857	—	(630,045)	(630,045)
Multi-Strategy Fund	13,990,342	410,470	(530,079)	(119,609)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2014, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2016(a)	Expiring in 2017(a)	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
Investment Grade Fixed-Income Fund	$1,479,849	$—	$7,106,398	$2,564	$4,332,992	$12,921,803
U.S. Government Money Fund	—	345	—	831	—	1,176
Balanced Allocation Fund	—	—	—	652,224	1,889,641	2,541,865
Growth & Income Allocation Fund	—	—	—	529,608	4,141,711	4,671,319
Growth Allocation Fund	—	—	—	841,754	5,360,795	6,202,549
Multi-Strategy Fund	—	—	—	791,378	2,477,287	3,268,665

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

The Funds elect to defer to the period ending December 31, 2015 capital losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund	Capital Losses Total
Frontier Strategy Fund	$5,480,666
High Yield Bond Fund	153,423
Investment Grade Fixed-Income Fund	2,401,487
Balanced Allocation Fund	6,065
Growth & Income Allocation Fund	22,114
Growth Allocation Fund	81,962
Income Builder Fund	49,895
Multi-Strategy Fund	2,517

June 30, 2015	132

Notes to Financial Statements (Unaudited)

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2015.

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Frontier Strategy Fund	$—	$23,250,212	—
High Yield Bond Fund	8,079,373	2,135,123	—
Investment Grade Fixed-Income Fund	400,440	—	—
Total MarketPlus Fund	—	1,271,726	—
U.S. Government Money Fund	9,157	—	—
Balanced Allocation Fund	607,757	—	—
Growth & Income Allocation Fund	1,038,691	—	—
Growth Allocation Fund	1,484,473	—	—
Income & Growth Allocation Fund	316,298	751,585	—
Income Builder Fund	858,495	740,620	—
Multi-Strategy Fund	735,467	—	—

The Funds may own shares in certain foreign investment entities, referred to under U.S. tax law as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

9. Affiliated Companies

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the six months ended June 30, 2015 were as follows:

Balanced Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	36,096	6,514	(8,659)	33,951	$640,315	$—	$(11,050)
Forward Frontier Strategy Fund	24,163	11,824	(17,495)	18,492	181,591	—	(9,428)
Forward High Yield Bond Fund	25,998	3,600	(10,323)	19,275	186,581	5,846	1,056
Forward Investment Grade Fixed-Income Fund	239,223	15,591	(36,723)	218,091	2,379,374	23,140	22,732
Forward Total MarketPlus Fund	36,420	4,234	(19,985)	20,669	842,669	—	85,421
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	93,320	—	(44,299)	49,021	360,306	7,338	3,072
Forward Dynamic Income Fund(b)	20,522	960	(4,016)	17,466	446,782	16,981	(2,629)
Forward EM Corporate Debt Fund(b)	102,144	22,989	(41,618)	83,515	710,712	22,888	(28,712)
Forward International Dividend Fund(b)	222,869	86,569	(66,628)	242,810	1,779,796	56,642	8,808
Forward International Real Estate Fund(b)	10,822	5,540	(6,489)	9,873	151,360	3,395	(10,480)
Forward Real Estate Fund(b)	8,802	14,828	(16,732)	6,898	99,947	545	17,315
Forward Select EM Dividend Fund(b)	65,495	23,498	(45,291)	43,702	851,322	17,688	(128,726)
Forward Select Opportunity Fund(b)	21,078	2,058	(5,723)	17,413	437,249	6,396	1,948

Total					$9,068,004	$160,859	$(50,673)

133	June 30, 2015

Notes to Financial Statements (Unaudited)

Growth & Income Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	83,953	16,930	(23,638)	77,245	$1,456,843	$—	$(19,339)
Forward Frontier Strategy Fund	64,533	28,502	(34,911)	58,124	570,781	—	(20,226)
Forward High Yield Bond Fund	29,005	5,166	(8,707)	25,464	246,489	8,306	18
Forward Investment Grade Fixed-Income Fund	318,011	42,510	(44,253)	316,268	3,450,487	33,655	(5,378)
Forward Total MarketPlus Fund	103,760	13,912	(52,416)	65,256	2,660,473	—	(7,883)
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	123,320	2,766	(53,809)	72,277	531,232	10,657	2,581
Forward Dynamic Income Fund(b)	45,153	1,520	(4,988)	41,685	1,066,308	39,608	(3,669)
Forward EM Corporate Debt Fund(b)	135,231	31,059	(43,337)	122,953	1,046,333	33,403	(30,484)
Forward International Dividend Fund(b)	642,102	280,576	(155,753)	766,925	5,621,558	180,718	18,705
Forward International Real Estate Fund(b)	26,161	4,962	(7,485)	23,638	362,376	7,200	(12,838)
Forward Real Estate Fund(b)	22,015	10,011	(11,953)	20,073	290,858	1,649	14,175
Forward Select EM Dividend Fund(b)	188,970	85,176	(134,578)	139,568	2,718,793	57,135	(403,768)
Forward Select Opportunity Fund(b)	44,385	4,115	(6,710)	41,790	1,049,338	15,047	2,247

Total					$21,071,869	$387,378	$(465,859)

Growth Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds— Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	34,653	4,298	(3,851)	35,100	$661,984	$—	$(5,537)
Forward Frontier Strategy Fund	107,175	50,631	(70,011)	87,795	862,142	—	(27,358)
Forward High Yield Bond Fund	24,829	5,120	(8,225)	21,724	210,291	6,371	837
Forward Investment Grade Fixed-Income Fund	235,300	38,014	(33,472)	239,842	2,616,675	24,618	(7,706)
Forward Total MarketPlus Fund	146,187	22,983	(73,320)	95,850	3,907,809	—	49,346
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	88,393	13,373	(49,689)	52,077	382,765	7,365	1,983
Forward Dynamic Income Fund(b)	54,112	1,713	(3,858)	51,967	1,329,326	49,221	(3,386)
Forward EM Corporate Debt Fund(b)	102,579	28,218	(40,423)	90,374	769,081	24,491	(27,829)
Forward International Dividend Fund(b)	929,359	397,542	(196,608)	1,130,293	8,285,050	265,831	11,708
Forward International Real Estate Fund(b)	75,865	6,757	(13,699)	68,923	1,056,584	22,539	(25,058)
Forward Real Estate Fund(b)	63,594	16,567	(18,061)	62,100	899,832	5,007	26,533
Forward Select EM Dividend Fund(b)	274,069	125,473	(192,476)	207,066	4,033,638	83,725	(580,001)
Forward Select Opportunity Fund(b)	58,647	981	(6,843)	52,785	1,325,422	18,867	3,428

Total					$26,340,599	$508,035	$(583,040)

June 30, 2015	134

Notes to Financial Statements (Unaudited)

Income & Growth Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	9,755	1,326	(3,725)	7,356	$138,733	$—	$(3,263)
Forward Frontier Strategy Fund	6,553	4,897	(9,980)	1,470	14,436	—	(6,380)
Forward High Yield Bond Fund	11,177	5,115	(7,701)	8,591	83,160	2,480	2,768
Forward Investment Grade Fixed-Income Fund	110,901	6,743	(27,022)	90,622	988,681	10,120	25,852
Forward Total MarketPlus Fund	6,786	1,210	(3,686)	4,310	175,721	—	43,535
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	39,699	3,365	(20,153)	22,911	168,399	3,394	1,419
Forward Dynamic Income Fund(b)	6,716	—	(1,930)	4,786	122,432	5,521	(1,729)
Forward EM Corporate Debt Fund(b)	46,821	8,621	(20,235)	35,207	299,608	10,152	(13,388)
Forward Emerging Markets Fund(b)	25,122	9,460	(19,165)	15,417	161,262	—	(2,912)
Forward International Dividend Fund(b)	49,228	29,864	(30,239)	48,853	358,095	10,618	(3,659)
Forward International Real Estate Fund(b)	6,512	6,532	(9,743)	3,301	50,603	584	(2,001)
Forward Real Estate Fund(b)	4,536	4,844	(3,516)	5,864	84,968	420	523
Forward Select Opportunity Fund(b)	6,757	2,010	(4,126)	4,641	116,544	1,954	1,387

Total					$2,762,642	$45,243	$42,152

Income Builder Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward High Yield Bond Fund	169,240	255,155	(199,983)	224,412	$2,172,309	$89,171	$(95,200)
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	216,654	590,740	(807,394)	—	—	—	2,800
Forward EM Corporate Debt Fund(b)	449,678	14,422	(40,285)	423,815	3,606,666	131,200	(37,541)
Forward Global Infrastructure Fund(b)	76,457	—	(76,457)	—	—	—	(68,047)
Forward International Dividend Fund(b)	221,138	681,348	(408,293)	494,193	3,622,434	100,435	(96,284)
Forward Real Estate Fund(b)	102,723	—	(102,723)	—	—	—	101,696
Forward Select EM Dividend Fund(b)	—	77,753	—	77,753	1,514,628	3,906	—
Forward Select Income Fund(b)	157,773	7,759	(21,190)	144,342	3,615,775	78,395	560

Total					$14,531,812	$403,107	$(192,016)

135	June 30, 2015

Notes to Financial Statements (Unaudited)

Multi-Strategy Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	19,495	—	(9,995)	9,500	$179,165	$—	$(5,161)
Forward Frontier Strategy Fund	76,421	—	(20,100)	56,321	553,072	—	(5,807)
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	20,188	—	(20,188)	—	—	1,018	(404)
Forward Dynamic Income Fund(b)	67,321	17,136	(1,918)	82,539	2,111,341	69,302	(384)
Forward EM Corporate Debt Fund(b)	10,834	46,458	—	57,292	487,554	17,249	—
Forward Emerging Markets Fund(b)	257,118	—	(28,276)	228,842	2,393,686	—	(23,192)
Forward Equity Long/Short Fund(c)	37,331	—	(37,331)	—	—	68,901	(112,148)
Forward Global Infrastructure Fund(b)	19,678	—	(2,055)	17,623	418,010	4,062	5,713
Forward International Dividend Fund(b)	231,514	—	—	231,514	1,696,997	54,407	—
Forward International Real Estate Fund(b)	25,919	—	—	25,919	397,342	7,907	—
Forward Real Estate Long/Short Fund(b)	54,205	—	(1,399)	52,806	1,775,347	5,610	8,504
Forward Select Income Fund(b)	31,086	—	—	31,086	778,703	16,781	—
Forward Select Opportunity Fund(b)	34,050	—	(1,952)	32,098	805,978	11,167	1,191
Forward Tactical Enhanced Fund(b)	80,513	—	—	80,513	1,835,691	—	—
Forward Tactical Growth Fund(b)	—	17,117	—	17,117	437,847	—	—

Total					$13,870,733	$256,404	$(131,688)

(a) Includes net realized gains on affiliated investments and long-term capital gain distributions received from the affiliated underlying funds.

(b) Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund’s June 30, 2015 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(c) Effective close of business on April 24, 2015, the Forward Equity Long/Short Fund was liquidated per the terms of the Board approved plan of liquidation.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Regulatory Matters

In July 2014, the SEC adopted amendments to Rule 2a-7 under the 1940 Act that govern the operations of money market funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (i.e., a floating net asset value). Also, the amendments will allow money market funds to impose liquidity fees and suspend redemptions temporarily and impose new requirements related to diversification, stress testing and disclosure. The amendments have staggered compliance dates with a majority of the amendments effective October 16, 2016. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors. At this time, Forward Management is evaluating the impact of these rule amendments on the U.S. Government Money Fund.

12. Change of Independent Registered Public Accounting Firm

At a meeting held on June 9, 2015, the Board of Trustees selected KPMG LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2015. The decision to select KPMG followed the withdrawal of the previously selected registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), due to an independence issue resulting from the acquisition of Forward Management by Salient Partners. During the Funds’ fiscal years ended December 31, 2014 and December 31, 2013, and through June 9, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with KPMG on items that: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that

June 30, 2015	136

Notes to Financial Statements (Unaudited)

might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

Throughout the Funds’ two most recent fiscal years, and through June 9, 2015, the Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K. With respect to the Funds, PwC’s audit opinions for the past two fiscal years, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

13. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to the Income & Growth Allocation Fund only:

Liquidation of Income & Growth Allocation Fund: On June 9, 2015, the Board of Trustees of Forward Funds, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of the Income & Growth Allocation Fund (the “Fund”), a series of the Trust. The Fund was liquidated pursuant to a Board-approved Plan of Liquidation on August 12, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The following information applies to the U.S. Government Money Fund only:

Liquidation of U.S. Government Fund: On June 9, 2015, the Board of Trustees of Forward Funds, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of the U.S. Government Money Fund (the “Government Fund”), a series of the Trust. The Government Fund was liquidated pursuant to a Board-approved Plan of Liquidation on or around August 26, 2015 (the “Liquidation Date”). On the Liquidation Date, the Government Fund distributed pro rata to its respective shareholders of record all of the assets of the Government Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Government Fund on the Government Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the Investment Grade Fixed-Income Fund only:

At a meeting of the Board of Trustees, held on June 9, 2015, the Trustees, including all of the independent Trustees, approved, on behalf of the Investment Grade Fixed-Income Fund: (i) changes to the principal investment strategies of the Investment Grade Fixed-Income Fund, to be effective August 25, 2015; and (ii) the addition of a member to the Investment Grade Fixed-Income Fund’s investment team, to be effective August 25, 2015.

Change to Principal Investment Strategies: Effective August 25, 2015, the Fund’s Principal Investment Strategies will be as follows:

Under normal conditions, the Investment Grade Fixed-Income Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management’s view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three”

137	June 30, 2015

Notes to Financial Statements (Unaudited)

means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

Addition of Portfolio Manager: Effective August 25, 2015, Lee G. Partridge, Chief Investment Officer, will be added as a member of the Investment Grade Fixed-Income Fund’s investment team. Mr. Partridge will be responsible for leading the investment team.

The following information applies to the Balanced Allocation Fund, Growth & Income Allocation Fund, Growth Allocation Fund, Income & Growth Allocation Fund, Income Builder Fund and Multi-Strategy Fund only:

Change to Principal Investment Strategies: Effective August 24, 2015, the Allocation Funds will have the ability to invest in certain of the related investment companies managed by subsidiaries of Salient. Accordingly,

effective August 24, 2015, the principal investment strategy for each Allocation Fund will be modified as follows:

The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient.

The following information applies to the Multi-Strategy Fund only:

Change to Principal Investment Strategies: Effective August 24, 2015, the Multi-Strategy Fund’s Principal Investment Strategies shall be revised as follows:

The strategies and asset classes of the Underlying Funds may include: long/short strategies, momentum strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2015. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

June 30, 2015	138

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of each series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory and sub-advisory agreements for management of each series of the Trust.

At a special in-person meeting of the Board held on January 13, 2015, the Board, including all of the Independent Trustees, unanimously voted to approve a new investment advisory agreement (the “New Advisory Agreement”) between Forward Management and the Trust on behalf of the Funds for an initial two-year period, subject to approval by the shareholders of each Fund and effective upon the closing of the acquisition of Forward Management by Salient (the “Transaction”). The successful closing of the Transaction would result in a change of control of Forward Management, which, in turn, would result in the automatic termination of any existing investment advisory agreement as required by the Investment Company Act. As a result, for Forward Management to continue to serve as investment advisor to the Funds after the Transaction, it was necessary for the Board to approve the New Advisory Agreement. The New Advisory Agreement is substantially identical to the previous investment advisory agreement between the Trust and Forward Management (the “Previous Advisory Agreement”), which the Board had reviewed and approved at an in-person meeting of the Board held on December 10, 2014. The Board acknowledged that its duties under Section 15(c) of the Investment Company Act with respect to the Board’s consideration and approval of the Previous Advisory Agreement would be equally applicable to the Board’s deliberations and approval of the New Advisory Agreement. For the reasons summarized below, the Board concluded that approval of the New Advisory Agreement resulting from the Transaction was in the best interests of each Fund and its shareholders. The New Advisory Agreement became effective on June 9, 2015 following approval by the shareholders of each Fund and the closing of the Transaction.

Also at the January 13, 2015 meeting, the Board, including all of the Independent Trustees, unanimously voted to approve the new sub-advisory agreement between the Trust, Forward Management and First Western Capital Management Company (“First Western” or the “Sub-Advisor”) (the “New Sub-Advisory Agreement,” and together with the New Advisory Agreement, the “New Agreements”) on behalf of the Forward High Yield Bond Fund.

The New Sub-Advisory Agreement is substantially identical to the previous sub-advisory agreement between the Trust, Forward Management and First Western (the “Previous Sub-Advisory Agreement,” and together with the Previous Advisory Agreement, the “Previous Agreements”), with the exception of its initial term and the prescribed payment method of the sub-advisory fee. Furthermore, the nature, extent and quality of services to be provided under the New Sub-Advisory Agreement do not differ from those contemplated by the Previous Sub-Advisory Agreement. The Previous Sub-Advisory Agreement had an initial term of up to thirteen months, whereas the New Sub-Advisory Agreement states that it will remain in full force and effect for a period of up to two years for its initial term, with continuation thereafter contingent on annual approval of renewal by the Board. The Previous Agreements provided for the payment of First Western’s sub-advisory fee by the Forward High Yield Bond Fund, whereas the New Agreements provide that Forward Management will pay First Western’s sub-advisory fee out of the advisory fee that Forward Management receives from the Forward High Yield Bond Fund. This new payment method reflects a more conventional arrangement whereby the Fund pays the total management fee to the advisor, and the advisor compensates the sub-advisor out of that fee. Neither the total management fee paid by the Forward High Yield Bond Fund nor the fees retained by Forward Management and the fees received by First Western for their advisory services have been changed as compared to the fees under the Previous Agreements. The Independent Trustees also consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board members’ deliberations. For the reasons summarized below, the Board concluded that approval of the New Sub-Advisory Agreement was in the best interests of the Forward High Yield Bond Fund and its shareholders. The New Sub-Advisory Agreement became effective on June 9, 2015 pursuant to an exemptive order from the U.S. Securities and Exchange Commission that permits Forward Management, subject to Board approval, to hire non-affiliated sub-advisors for the Forward High Yield Bond Fund without shareholder approval.

Beginning in September of 2014 and over the course of the Board’s due diligence in connection with its consideration of the New Agreements and the Transaction, the Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from independent legal counsel to the Independent Trustees. And with assistance from their legal counsel, the Independent Trustees also prepared written and oral requests for information from Forward Management, the Sub-Advisor and Salient regarding the Transaction, Previous Agreements and New Agreements, including details regarding each entity’s anticipated business plan for continuing operations after the Transaction. At in-person meetings of the Board on September 15-16, 2014, October 27, 2014, December 10, 2014, and January 13, 2015, the Board received and reviewed written responses and in-person presentations by senior management personnel from Forward Management, the Sub-Advisor and Salient (the “15(c) Materials”) to enable the Board to evaluate the terms of the Previous Agreements and the New Agreements.

In certain sessions, the Independent Trustees met alone with only their legal counsel present. At other times, the Independent Trustees engaged in formal

139	June 30, 2015

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

and informal discussions among themselves, their legal counsel, and representatives of Forward Management, the Sub-Advisor and Salient as they deemed necessary.

Discussed below are the factors the Board considered in approving the New Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including the 15(c) Materials and information received on an ongoing basis at Board and Board committee meetings.

In connection with its approval of the New Agreements on January 13, 2015, the Board considered its conclusions in connection with its September 15-16, 2014 and December 10, 2014 approvals of the Previous Agreements, including the Board’s general satisfaction with the nature and quality of services being provided by Forward Management and the Sub-Advisor under the Previous Agreement. Therefore, in considering the New Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of the Transaction on the operations, personnel, organizational structure, capitalization, and financial and other resources of Forward Management, the Sub-Advisor and each entity’s affiliates that render advisory, administrative, distribution, compliance, and other services to the Funds. Also in connection with its January 13, 2015 approval of the New Agreements, the Board took into account that, commencing in September of 2014, it had posed ongoing inquiries related to the Transaction and received regular updates and information in response from Forward Management and Salient. In particular, the Board considered assurances from Forward Management and Salient that neither was aware of any additional developments unrelated to the Transaction and not already disclosed to the Board or its representatives since September 15-16, 2014 and December 10, 2014 that would be a material consideration to the Board in connection with its consideration of the New Agreements. Accordingly, a substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual review of the Previous Agreements, during which the Board was aware that it likely would be asked in the near future to consider approval of the New Agreements.

On September 15-16, 2014 and December 10, 2014, the Board concluded, in light of all factors it considered, that the approval of the Previous Agreements was in the best interests of each Fund and its shareholders and that the fee rates set forth in the Previous Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature and quality of services provided and to be provided under the Previous Agreements; (2) the extent to which economies of scale are reflected in fee schedules under the Previous Agreements; (3) the existence of any “fall-out” benefits to Forward Management, the Sub-Advisor and each entity’s affiliates, if applicable; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by Forward Management, the Sub-Advisor and each entity’s affiliates with respect to their services to each Fund. A further description of the considerations taken into account by the Board in approving the continuation of the Previous Agreements, including the information reviewed, certain material factors considered, and certain related conclusions reached, is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2014.

The Board considered representations by Forward Management and its affiliates, as well as related supporting documentation and advice from legal counsel, indicating that the New Advisory Agreement is substantially similar to and, in any event, no less favorable to the Funds than, the terms of the Previous Advisory Agreement (including the fees payable thereunder). The Board also considered additional advice provided by legal counsel relating to the New Advisory Agreement, including advice relating to the process and timing of seeking shareholder approval. The Board considered that Forward Management and Salient agreed to bear the expenses associated with obtaining Board and shareholder approval of the New Advisory Agreement and that the Funds would not bear any costs associated with the Transaction. The Board also noted that the agreement between Forward Management and Salient governing the Transaction contained representations that no “unfair burden” would be imposed on the Funds following the closing of the Transaction, in accordance with Section 15(f) of the Investment Company Act.

The Board’s consideration of the New Agreements focused on, among other matters, the expectations for continuity and stability of Forward Management throughout the implementation of the Transaction and thereafter, as well as the potential impact of the Transaction on the sub-advisory services provided by the Sub-Advisor. The Board carefully considered Forward Management’s anticipated future plans related to operational matters and levels of staffing and related compensation structures. In this regard, the Independent Trustees noted that they had requested and received assurances that: (i) Forward Management and its affiliates are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; (ii) Forward Management and the Sub-Advisor each could be expected to provide services of the same nature, extent, and quality under the New Agreements as were provided thereby, respectively, under the Previous Agreements; and (iii) the Transaction was not expected to result in any material changes to the investment objective of or the principal investment strategies used to manage any of the Funds. In addition, the Board considered representations by Forward Management and Salient and their affiliates that Forward Management’s ownership by Salient as

June 30, 2015	140

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

contemplated by the Transaction, including changes in certain key officers, would not lead to a reduction in the quality or scope of these and other services provided to the Funds.

The Board considered acknowledgements from Salient of the importance of Forward Management continuing to be able to operate in the interests of Fund shareholders. Also, the Board considered the potential benefits that may be realized by Forward Management and its affiliates as a result of the continuation of their relationship with the Funds under the New Advisory Agreement. In addition, the Board considered that, following the Transaction, the Board will continue to monitor on a regular basis the ability of Forward Management and its affiliates to comply with their undertakings and to monitor on an ongoing basis the quality of services to, and expenses of, the Funds. Additionally, the Board considered that, under the New Advisory Agreement, it will continue to have the authority, should the need arise in its view, to terminate the New Advisory Agreement without penalty upon 60 days’ notice.

In this connection, the Board generally was satisfied with the nature and quality of the services expected to be provided by Forward Management to the Funds following the Transaction, including investment advisory, administrative, and support services, and has decided that it would be in the Funds’ best interests to maintain continuity and stability of the services currently being provided.

In addition, the Board considered, among other things, the following:

1. A representation from Salient that all contractual expense limitations for the Forward Funds in place as of January 13, 2015 or put in place prior to May 1, 2015 would be continued through at least April 30, 2017 should the Transaction be completed.

2. A representation from Salient that neither Forward Management nor Salient will propose any increases to any asset-based or per account fees borne by the Funds, to the extent such fees are within the control of Salient or Forward Management, for at least the two-year period following the Transaction.

3. A representation from Salient that should the Transaction be completed, Forward Management would engage in good faith discussions with the Board on a going forward basis with respect to the desirability of continuing the various expense limitation agreements in place for the Funds and imposing new expense limitation agreements should circumstances give rise to material increases in the Funds’ expense ratios.

In reaching its determination to approve the New Advisory Agreement, the Board considered the additional resources that were expected to be made available to the Funds and Forward Management as a result of the Transaction, the fact that Forward Management would become part of a larger asset management firm as a result of the Transaction, and that the Transaction was not expected to have any material impact on the Funds’ investment strategies.

In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. The Board also noted that different Trustees likely placed emphasis on different factors in reaching their individual conclusions to approve in favor of the New Agreements.

Based on the foregoing and other relevant considerations, the Board, including all of the Independent Trustees, concluded that, in light of all factors considered, the terms of the New Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of the shareholders of each Fund to approve the New Agreements so as to enable there to be a continuation without interruption of the current services being provided by Forward Management and the Sub-Advisor pursuant to the Previous Agreements. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved, with respect to the Funds, the New Advisory Agreement and the New Sub-Advisory Agreement.

141	June 30, 2015

Additional Company Information (Unaudited)

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently eleven Trustees, ten of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Independent Trustee” and together, the “Independent Trustees”) and two Advisory Board Members. The Trustees, Advisory Board Members and Officers of the Trust, along with their affiliations over the last five years, are set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available at forwardinvesting.com or upon request, without charge, by calling 800-999-6809.

Independent Trustees:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Year of Birth: 1947	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); Director of PCG Asset Management, a private equity investment advisor (2001 to 2011); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006 to 2010); Director of Near East Foundation (since 2007).	29	Chairman and Director of SIFE Trust Fund (1978 to 2001).

Donald O’Connor Year of Birth:1936	Trustee	Since 2000+	Financial Consultant (since 1997); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	29	Trustee of the Advisors Series Trust (47 funds) (since 1997).

June 30, 2015	142

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Cecilia H. Herbert Year of Birth: 1949	Trustee, Nominating Committee Chairperson	Since 2009+	Director (2000 to 2013) and President (2007 to 2010) of the Board, Catholic Charities CYO; Member, Archdiocese Finance Committee, the advisory council to the San Francisco Catholic Archdiocese (since 1994); Trustee, The Thacher School (2002 to 2011); Trustee, WNET, the public media company of New York (since 2011); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991).	29	Director, iShares Inc. (since 2005) and iShares MSCI Russia Capped ETF, Inc. (since 2010), and Trustee, iShares Trust (since 2005) and iShares U.S. ETF Trust (since 2011) (collectively, 335 funds); Trustee, Pacific Select Funds (2004 to 2005); Trustee, The Montgomery Funds (1992 to 2003).

Julie Allecta Year of Birth: 1946	Trustee, Audit Committee Chairperson	Since 2012+	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999 to 2009); Member of Governing Council, Independent Directors Council (since 2014); Vice President and Director, WildCare Bay Area (since 2007); Director, Audubon Canyon Ranch, Inc. (2009 to 2014); Parliamentarian and Director, American Society of Botanical Artists, Northern California Chapter (2014).	29	Trustee, Litman Gregory Funds Trust (four funds) (since 2013).

A. John Gambs Year of Birth: 1945	Trustee	Since 2012+	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011 to 2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006 to 2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (since 2011); Member, Board of Governors San Francisco Symphony (since 2001); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988 to 1996); President and Director, Gambs Family Foundation (1997 to 2010).	29	None.

143	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Karin B. Bonding, CFA Year of Birth: 1939	Trustee	Since 2015+	Lecturer, University of Virginia (1996 to 2015); President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) (since 1996).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2010); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Brandes Investment Trust (2006 to 2012); Credit Suisse Alternative Capital Funds (2005 to 2010).

Jonathan P. Carroll Year of Birth: 1961	Trustee	Since 2015+	President, Lazarus Capital LLC (holding company) (since 2006); President, Lazarus Energy Holdings, LLC (holding company) (since 2006); President and Chief Executive Officer, Blue Dolphin Energy Company (since 2012); private investor (since 1995).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); LRR Energy, L.P. (energy company) (since 2014); Blue Dolphin Energy Company (energy company) (since 2014).

June 30, 2015	144

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Trustee	Since 2015+	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); President of The Space Agency (marketing) (since 1999); President of The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986 to 1996); Member, Board of Directors, National Math and Science Initiative (since 2008); Member, Board of Directors, The Space Agency (since 2008); Member, Board of Directors, Communities in Schools (since 2007); Member, Board of Directors, American Telemedicine Association (since 2007); Director, U.S. Physical Therapy, Inc. (since 2005); Director, Houston Technology Center (since 2004); Member, Board of Directors, Houston Angel Network (since 2004).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2009); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Babson Funds (five funds) (since 2011); Monebo Technologies Inc. (medical) (since 2009); Sterling Bancshares, Inc. (2007 to 2014).

Richard C. Johnson Year of Birth: 1937	Trustee	Since 2015+	Senior Counsel (retired), Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998 to 2002); practiced law at Baker Botts (1966 to 2002, including from 1972 to 2002 as a partner).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010).

145	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Scott E. Schwinger Year of Birth: 1965	Trustee	Since 2015+	President, The McNair Group (management) (since 2006); Senior Vice President and Chief Financial Officer, The Houston Texans (professional football team) (since 1999), Member, Board of Directors, The Make-A-Wish Foundation, Texas Gulf Coast and Louisiana (since 2008); Member, Board of Directors, YES Prep Public Schools (2001 to 2014); Director, Houston Technology Center (since 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

Interested Trustee:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
John A. Blaisdell**** Year of Birth: 1960	President, Trustee	Since 2015+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (since 2015); Member, Investment Committee of Salient Advisors, L.P. (since 2002); Managing Director of Salient Partners, L.P. (since 2002).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, 16th Floor, San Francisco, CA 94111.

**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

June 30, 2015	146

Additional Company Information (Unaudited)

***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****	Mr. Blaisdell is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+	Messrs. Mardikian, and O’Connor have served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Messrs. Mardikian, and O’Connor served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Ms. Herbert was appointed as a Trustee effective November 9, 2009. Ms. Allecta was appointed as a Trustee effective January 1, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Mr. Gambs was appointed as a Trustee effective December 31, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Messrs. Blaisdell, Carroll, Harris, Johnson, and Schwinger and Ms. Bonding were each elected by shareholders of the Trust as a Trustee effective June 9, 2015.

Advisory Board Members:

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Served by Advisory Board Member	Directorships Held by Advisory Board Member
DeWitt F. Bowman 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1930	Advisory Board Member	Since 2015	Pension Investment Consulting, a consulting company (since 1994); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (since 1994); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	29	Trustee, Forward Funds (2006 to 2015)+; Trustee, Brandes Mutual Funds (1995 to 2012); Lead Director, RREEF America III REIT (2007 to 2012); Director, RREEF America I REIT (2004 to 2007); Trustee, PCG Private Equity Fund (since 1994).

G. Edward Powell 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1936	Advisory Board Member	Since 2015	Principal of Mills & Stowell (private equity) (since 2002); Managing Partner, PriceWaterhouse & Co., Houston office (1982 to 1994) ; Therapy Track, LLC (2009 to 2012); Director, Global Water Technologies, Inc.; Director, Datavox Holdings, Inc.; Energy Services International, Inc. (2004 to 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Advisory Board member will hold office for an indefinite term, except that any Advisory Board member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees.

+	Since 2000, Mr. Bowman also served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

147	June 30, 2015

Additional Company Information (Unaudited)

Officers:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Robert S. Naka 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1963	Vice President and Secretary	Vice President since 2009 and Secretary since 2012	President, Trust (2015); Chief Operating Officer, Forward Management, LLC (since 2009); Interim Chief Executive Officer, Forward Management, LLC (2015); Principal & Chief Operating Officer, Anew Capital Management LLC (2007 to 2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989 to 2007).

Barbara H. Tolle 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1949	Treasurer	Since 2006	Vice President, Director of Fund Accounting and Operations, Forward Management, LLC (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1998 to 2006).

Judith M. Rosenberg 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1948	Chief Compliance Officer and Chief Legal Officer	Since 2005	Chief Compliance Officer, Forward Management, LLC (2005 to 2015); Chief Compliance Officer and Secretary, Forward Securities, LLC (since 2010); First Vice President and Senior Attorney, Morgan Stanley (1984 to 1997; 2002 to 2005); Director of Compliance, Morgan Stanley Online (1997 to 2002).

Kathryn A. Burns 1290 Broadway, Suite 1100 Denver, CO 80203 Year of Birth: 1976	Assistant Treasurer	Since 2014	Assistant Vice President and Fund Controller, ALPS Fund Services, Inc. (since 2013); Vice President and Chief Compliance Officer, Old Mutual Capital (2010 to 2012); Vice President and Regulatory Reporting Manager, Old Mutual Capital (2006 to 2012); Manager, PricewaterhouseCoopers LLP (2004 to 2006).

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

June 30, 2015	148

Shareholder Voting Results (Unaudited)

Forward Funds

Special Meeting of Shareholders

May 6, 2015

May 29, 2015

Special Meetings of the Shareholders of each of the series of Forward Funds (the “Trust”), were held on May 6, 2015 (the “May 6, 2015 Meeting”) and May 29, 2015 (the “May 29, 2015 Meeting”) to approve proposals in connection with the acquisition of Forward Funds’ investment advisor, Forward Management, LLC (“Forward Management”) by Salient Partners, L.P. (the “Transaction”), which closed on June 9, 2015 and resulted in a change of control of Forward Management. In addition, shareholders were asked to approve the election of eight Trustees to serve on the Board of Trustees of the Trust (the “Board”). The following Trustees, who currently serve on the Board, were previously elected or appointed to the Board prior to May 6, 2015: Julie Allecta, A. John Gambs, Cecilia H. Herbert, Haig G. Mardikian, and Donald E. O’Connor.

At the May 6, 2015 Meeting, the shareholders of the Forward Balanced Allocation Fund, Forward Frontier Strategy Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund; Forward High Yield Bond Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward Multi-Strategy Fund, Forward Total MarketPlus Fund and Forward U.S. Government Money Fund (each, a “Fund”) approved the following proposals:

Forward Balanced Allocation Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 71.870% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	257,333.989	37.901%
Against	1,223.683	0.180%
Abstain	14,139.508	2.083%
Broker Non-Vote	85,359.000	12.572%

Total	358,056.180	52.736%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4b. A. John Gambs

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

149	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4d. Jonathan P. Carroll

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4e. Dr. Bernard A. Harris

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4f. Richard C. Johnson

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4g. Scott E. Schwinger

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

4h. John A. Blaisdell

Votes in favor represented 95.784% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	342,958.875	50.512%
Withhold	15,097.305	2.224%

Total	358,056.180	52.736%

June 30, 2015	150

Shareholder Voting Results (Unaudited)

Forward Frontier Strategy Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 81.034% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	8,895,942.262	80.242%
Against	34,426.048	0.311%
Abstain	15,892.000	0.143%
Broker Non-Vote	2,031,757.000	18.327%

Total	10,978,017.310	99.023%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.334% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,904,886.310	98.363%
Withhold	73,131.000	0.660%

Total	10,978,017.310	99.023%

4b. A. John Gambs

Votes in favor represented 99.093% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,878,454.262	98.124%
Withhold	99,563.048	0.898%

Total	10,978,017.310	99.022%

4c. Karin B. Bonding

Votes in favor represented 99.199% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,890,124.353	98.230%
Withhold	87,892.957	0.793%

Total	10,978,017.310	99.023%

4d. Jonathan P. Carroll

Votes in favor represented 98.958% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,893,634.353	97.991%
Withhold	114,382.957	1.032%

Total	10,978,017.310	99.023%

151	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 99.080% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,877,051.353	98.112%
Withhold	100,965.957	0.911%

Total	10,978,017.310	99.023%

4f. Richard C. Johnson

Votes in favor represented 99.080% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,877,051.353	98.112%
Withhold	100,965.957	0.911%

Total	10,978,017.310	99.023%

4g. Scott E. Schwinger

Votes in favor represented 99.080% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,877,051.353	98.112%
Withhold	100,965.957	0.911%

Total	10,978,017.310	99.023%

4h. John A. Blaisdell

Votes in favor represented 99.080% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,877,051.353	98.112%
Withhold	100,965.957	0.911%

Total	10,978,017.310	99.023%

Forward Growth & Income Allocation Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 96.919% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	781,566.731	51.321%
Withhold	24,842.849	1.631%

Total	806,409.580	52.952%

June 30, 2015	152

Shareholder Voting Results (Unaudited)

4b. A. John Gambs

Votes in favor represented 97.162% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,525.439	51.450%
Withhold	22,884.141	1.503%

Total	806,409.580	52.953%

4c. Karin B. Bonding

Votes in favor represented 96.919% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	781,566.731	51.321%
Withhold	24,842.849	1.631%

Total	806,409.580	52.952%

4d. Jonathan P. Carroll

Votes in favor represented 97.136% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,310.439	51.436%
Withhold	23,099.141	1.517%

Total	806,409.580	52.953%

4e. Dr. Bernard A. Harris

Votes in favor represented 97.162% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,525.439	51.450%
Withhold	22,884.141	1.503%

Total	806,409.580	52.953%

4f. Richard C. Johnson

Votes in favor represented 97.162% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,525.439	51.450%
Withhold	22,884.141	1.503%

Total	806,409.580	52.953%

4g. Scott E. Schwinger

Votes in favor represented 97.162% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,525.439	51.450%
Withhold	22,884.141	1.503%

Total	806,409.580	52.953%

153	June 30, 2015

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 97.162% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	783,525.439	51.450%
Withhold	22,884.141	1.503%

Total	806,409.580	52.953%

Forward Growth Allocation Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 67.024% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	866,322.454	43.764%
Against	21,359.000	1.079%
Abstain	6,854.676	0.346%
Broker Non-Vote	398,020.000	20.107%

Total	1,292,556.130	65.296%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 97.858% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,872.454	63.897%
Withhold	27,683.676	1.398%

Total	1,292,556.130	65.295%

4b. A. John Gambs

Votes in favor represented 97.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,027.924	63.854%
Withhold	28,528.206	1.441%

Total	1,292,556.130	65.295%

4c. Karin B. Bonding

Votes in favor represented 97.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,027.924	63.854%
Withhold	28,528.206	1.441%

Total	1,292,556.130	65.295%

June 30, 2015	154

Shareholder Voting Results (Unaudited)

4d. Jonathan P. Carroll

Votes in favor represented 97.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,027.924	63.854%
Withhold	28,528.206	1.441%

Total	1,292,556.130	65.295%

4e. Dr. Bernard A. Harris

Votes in favor represented 97.858% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,872.454	63.897%
Withhold	27,683.676	1.398%

Total	1,292,556.130	65.295%

4f. Richard C. Johnson

Votes in favor represented 97.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,027.924	63.854%
Withhold	28,528.206	1.441%

Total	1,292,556.130	65.295%

4g. Scott E. Schwinger

Votes in favor represented 97.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,027.924	63.854%
Withhold	28,528.206	1.441%

Total	1,292,556.130	65.295%

4h. John A. Blaisdell

Votes in favor represented 97.858% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,264,872.454	63.897%
Withhold	27,683.676	1.398%

Total	1,292,556.130	65.295%

Forward High Yield Bond Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 80.080% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	10,006,825.091	68.145%
Against	45,934.000	0.313%
Abstain	69,349.223	0.472%
Broker Non-Vote	2,373,948.000	16.166%

Total	12,496,056.314	85.096%

155	June 30, 2015

Shareholder Voting Results (Unaudited)

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.564% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,441,511.091	84.724%
Withhold	54,545.223	0.371%

Total	12,496,056.314	85.095%

4b. A. John Gambs

Votes in favor represented 99.568% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,442,048.091	84.728%
Withhold	54,008.223	0.368%

Total	12,496,056.314	85.096%

4c. Karin B. Bonding

Votes in favor represented 99.555% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,440,448.091	84.717%
Withhold	55,608.223	0.379%

Total	12,496,056.314	85.096%

4d. Jonathan P. Carroll

Votes in favor represented 99.545% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,439,175.091	84.709%
Withhold	56,881.223	0.387%

Total	12,496,056.314	85.096%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.555% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,440,413.091	84.717%
Withhold	55,643.223	0.379%

Total	12,496,056.314	85.096%

4f. Richard C. Johnson

Votes in favor represented 99.486% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,431,810.091	84.658%
Withhold	64,246.223	0.438%

Total	12,496,056.314	85.096%

June 30, 2015	156

Shareholder Voting Results (Unaudited)

4g. Scott E. Schwinger

Votes in favor represented 99.554% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,440,329.091	84.716%
Withhold	55,727.223	0.379%

Total	12,496,056.314	85.095%

4h. John A. Blaisdell

Votes in favor represented 99.558% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	12,440,814.091	84.720%
Withhold	55,242.223	0.376%

Total	12,496,056.314	85.096%

Forward Income Builder Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4b. A. John Gambs

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4c. Karin B. Bonding

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4d. Jonathan P. Carroll

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

157	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4f. Richard C. Johnson

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4g. Scott E. Schwinger

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

4h. John A. Blaisdell

Votes in favor represented 95.110% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	644,987.991	59.383%
Withhold	33,164.255	3.053%

Total	678,152.246	62.436%

Forward Income & Growth Allocation Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 82.352% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	136,701.378	45.132%
Against	688.079	0.227%
Abstain	2,152.964	0.711%
Broker Non-Vote	26,454.000	8.734%

Total	165,996.421	54.804%

June 30, 2015	158

Shareholder Voting Results (Unaudited)

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.724% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,538.143	54.653%
Withhold	458.278	0.151%

Total	165,996.421	54.804%

4b. A. John Gambs

Votes in favor represented 99.724% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,538.143	54.653%
Withhold	458.278	0.151%

Total	165,996.421	54.804%

4c. Karin B. Bonding

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,996.421	54.804%
Withhold	0.000	0.000%

Total	165,996.421	54.804%

4d. Jonathan P. Carroll

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,996.421	54.804%
Withhold	0.000	0.000%

Total	165,996.421	54.804%

4e. Dr. Bernard A. Harris

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,996.421	54.804%
Withhold	0.000	0.000%

Total	165,996.421	54.804%

4f. Richard C. Johnson

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,996.421	54.804%
Withhold	0.000	0.000%

Total	165,996.421	54.804%

159	June 30, 2015

Shareholder Voting Results (Unaudited)

4g. Scott E. Schwinger

Votes in favor represented 99.724% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,538.143	54.653%
Withhold	458.278	0.151%

Total	165,996.421	54.804%

4h. John A. Blaisdell

Votes in favor represented 99.724% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	165,538.143	54.653%
Withhold	458.278	0.151%

Total	165,996.421	54.804%

Forward Investment Grade Fixed-Income Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 90.161% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,446,876.708	87.473%
Against	2,430.000	0.062%
Abstain	5,423.000	0.138%
Broker Non-Vote	368,280.000	9.346%

Total	3,823,009.708	97.019%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.764% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,813,988.708	96.789%
Withhold	9,021.000	0.229%

Total	3,823,009.708	97.018%

4b. A. John Gambs

Votes in favor represented 99.772% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,814,298.708	96.797%
Withhold	8,711.000	0.221%

Total	3,823,009.708	97.018%

June 30, 2015	160

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 99.772% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,814,298.708	96.797%
Withhold	8,711.000	0.221%

Total	3,823,009.708	97.018%

4d. Jonathan P. Carroll

Votes in favor represented 99.458% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,802,304.708	96.493%
Withhold	20,705.000	0.525%

Total	3,823,009.708	97.018%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.749% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,813,397.708	96.774%
Withhold	9,612.000	0.244%

Total	3,823,009.708	97.018%

4f. Richard C. Johnson

Votes in favor represented 99.769% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,814,195.708	96.795%
Withhold	8,814.000	0.224%

Total	3,823,009.708	97.019%

4g. Scott E. Schwinger

Votes in favor represented 99.751% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,813,500.708	96.777%
Withhold	9,509.000	0.241%

Total	3,823,009.708	97.018%

4h. John A. Blaisdell

Votes in favor represented 99.751% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,813,500.708	96.777%
Withhold	9,509.000	0.241%

Total	3,823,009.708	97.018%

161	June 30, 2015

Shareholder Voting Results (Unaudited)

Forward Multi-Strategy Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 72.595% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	598,939.113	59.018%
Against	786.000	0.077%
Abstain	262.000	0.026%
Broker Non-Vote	225,057.000	22.177%

Total	825,044.113	81.298%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.786% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,278.662	81.124%
Withhold	1,765.451	0.174%

Total	825,044.113	81.298%

4b. A. John Gambs

Votes in favor represented 99.770% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,147.662	81.111%
Withhold	1,896.451	0.187%

Total	825,044.113	81.298%

4c. Karin B. Bonding

Votes in favor represented 99.738% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	822,883.471	81.085%
Withhold	2,160.642	0.213%

Total	825,044.113	81.298%

4d. Jonathan P. Carroll

Votes in favor represented 99.834% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,673.922	81.163%
Withhold	1,370.191	0.135%

Total	825,044.113	81.298%

June 30, 2015	162

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 99.754% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,014.471	81.098%
Withhold	2,029.642	0.200%

Total	825,044.113	81.298%

4f. Richard C. Johnson

Votes in favor represented 99.873% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,993.922	81.195%
Withhold	1,050.191	0.103%

Total	825,044.113	81.298%

4g. Scott E. Schwinger

Votes in favor represented 99.873% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,993.922	81.195%
Withhold	1,050.191	0.103%

Total	825,044.113	81.298%

4h. John A. Blaisdell

Votes in favor represented 99.873% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	823,993.922	81.195%
Withhold	1,050.191	0.103%

Total	825,044.113	81.298%

Forward Total MarketPlus Fund

Proposal 1. To approve a new investment advisory agreement between Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 67.155% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	404,678.215	62.906%
Against	1,909.000	0.297%
Abstain	4,764.000	0.741%
Broker Non-Vote	191,254.000	29.730%

Total	602,605.215	93.674%

163	June 30, 2015

Shareholder Voting Results (Unaudited)

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 96.997% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	584,510.215	90.861%
Withhold	18,095.000	2.813%

Total	602,605.215	93.674%

4b. A. John Gambs

Votes in favor represented 97.764% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	589,130.215	91.579%
Against	13,475.000	2.095%

Total	602,605.215	93.674%

4c. Karin B. Bonding

Votes in favor represented 96.997% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	584,510.215	90.861%
Withhold	18,095.000	2.813%

Total	602,605.215	93.674%

4d. Jonathan P. Carroll

Votes in favor represented 97.060% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	584.886.215	90.919%
Withhold	17,719.000	2.754%

Total	602,605.215	93.673%
4e. Dr. Bernard A. Harris

Votes in favor represented 97.764% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	589,130.215	91.579%
Withhold	13,475.000	2.095%

Total	602,605.215	93.674%

4f. Richard C. Johnson

Votes in favor represented 97.764% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	589,130.215	91.579%
Withhold	13,475.000	2.095%

Total	602,605.215	93.674%

June 30, 2015	164

Shareholder Voting Results (Unaudited)

4g. Scott E. Schwinger

Votes in favor represented 97.753% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	589,063.053	91.569%
Withhold	13,542.162	2.105%

Total	602,605.215	93.674%

4h. John A. Blaisdell

Votes in favor represented 96.997% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	584,510.215	90.861%
Withhold	18,095.000	2.813%

Total	602,605.215	93.674%

Forward U.S. Government Money Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 99.946% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,763,697.195	94.369%
Against	78.000	0.000%
Abstain	0.000	0.000%
Broker Non-Vote	67,505.000	0.051%

Total	124,831,280.195	94.420%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,831,202.195	94.420%
Withhold	78.000	0.000%

Total	124,831,280.195	94.420%

4b. A. John Gambs

Votes in favor represented 100.000% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,831,202.195	94.420%
Withhold	78.000	0.000%

Total	124,831,280.195	94.420%

165	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

4d. Jonathan P. Carroll

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

4f. Richard C. Johnson

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

4g. Scott E. Schwinger

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

4h. John A. Blaisdell

Votes in favor represented 99.993% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	124,823,077.395	94.413%
Withhold	8,202.800	0.006%

Total	124,831,280.195	94.419%

June 30, 2015	166

Shareholder Voting Results (Unaudited)

At the May 29, 2015 Meeting, shareholders of the Forward Growth & Income Allocation Fund and Forward Income Builder Fund approved following proposals:

Forward Growth & Income Allocation Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 69.793% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	679,228.317	44.601%
Against	15,729.615	1.033%
Abstain	17,820.579	1.170%
Broker Non-Vote	260,424.000	17.101%

Total	973,202.511	63.905%

Forward Income Builder Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 73.178% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	610,027.005	56.165%
Against	13,149.317	1.211%
Abstain	42,754.152	3.936%
Broker Non-Vote	167,690.000	15.439%

Total	833,620.474	76.751%

167	June 30, 2015

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	FSD001699 083116

Semi-Annual Report June 30, 2015

Forward Global Infrastructure Fund

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select Income Fund

Forward Select Opportunity Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2015

1

Shareholder Update	June 30, 2015

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

We at Salient have long emphasized the importance of building truly diversified portfolios that are more resilient, more adaptive and better aligned with investor goals than traditional stock and bond portfolios. The economic and market developments globally over the last six months show why effective portfolio diversification remains one of our key tenets.

U.S. equity market gains have slowed, some overseas stock markets are outpacing the U.S. and we remain in a low-interest-rate environment. Economic policy is continually evolving in the U.S. and overseas, leading to higher market volatility and rapid economic regime shifts that, at times, feel more like tectonic shifts. This climate leaves investors challenged, once again, to find tools to build more diversified portfolios that will weather these regime shifts over time.

The big news from Salient is that we have dramatically expanded our resources for putting smart diversification and risk management principles into action. At the beginning of June we completed our acquisition of Forward Management, an asset manager with a wide-ranging set of alternative strategies that complement our own.

Beyond doubling the size of our investment team, this move realizes our vision of Salient + Forward as a single source of portfolio solutions. Our expanded capabilities include:

•	Global and tactical allocation strategies with built-in adaptability to economic and market change.

•	Real estate and infrastructure strategies that complement Salient’s strengths in master limited partnerships.

•	International dividend strategies that serve both income and growth objectives.

•	Other specialized alternative and niche strategies, including frontier equities, emerging market debt, credit long/short and a variety of hedge fund and private equity strategies.

We are excited to be able to offer such a far-reaching set of core strategies with the potential to generate income and enhance alpha at a time when investors urgently need more innovative, risk-based and flexible solutions. Please stay tuned for further details as we continue to integrate the Salient and Forward teams in the weeks and months ahead.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Alpha is a technical risk ratio that shows a fund’s excess return relative to the performance of its benchmark index.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

June 30, 2015	2

Shareholder Update	June 30, 2015

A MESSAGE FROM:	Lee Partridge, CAIA, CFA Chief Investment Officer

Dear Shareholder:

As we enter the second half of the year we observe that investors are confronted by a number of ongoing challenges that have characterized the global economy since the financial crisis of 2008. These challenges include severe fiscal imbalances across peripheral European countries, a large overhang of global debt, waning growth in China, the divergence of global central bank activity across developed market regions and a continued wealth divide within the United States. As the philosopher Plato of ancient Greece so eloquently stated nearly 2400 years ago, “Excess generally causes reaction, and produces a change in the opposite direction, whether it be in the seasons, or in individuals, or in governments.”

The backdrop to a strong dollar

In the wake of these challenges, the U.S. dollar continued its appreciation versus most major currencies in the first half of 2015 as the Federal Reserve adopted a more restrictive monetary stance relative to other major central banks. The European Central Bank began implementing quantitative easing measures in March with a commitment to purchase €1.1 trillion worth of assets. Those purchases include asset-backed securities, covered bonds and sovereign debt, including, but not limited to, the sovereign debt of Greece. As the U.S. dollar rallied, U.S. equity markets began underperforming most other developed markets, which we attribute to the dual impact of reduced profits from foreign operations for U.S. companies and reduced competitiveness of their exports. Commodity markets are generally down for the year, reflecting the U.S. dollar’s strength as well as dissipating demand from China and the better part of Southeast Asia.

Greek playwright Sophocles once said, “Money is the worst currency that ever grew among mankind. This sacks cities, this drives men from their homes, this teaches and corrupts the worthiest minds to turn base deeds.” A recent study conducted by the McKinsey Global Institute estimates that worldwide debt increased by $57 trillion between the fourth quarter of 2007 and the fourth quarter of 2014. As a percentage of gross domestic product (GDP), the study estimates that debt increased from 269% in 2007 to 286% in 2014. The increases in debt reflect the collective, cumulative fiscal deficits of countries, corporations, households and the financial sector. Both the size of outstanding debt and the pace of debt increases have been affected by three principal drivers: expenditures, output growth rates and restructuring.

Market drivers with political consequences

Each of these drivers has political consequences associated with them. Expenditures are reduced by austerity measures—spending less on social welfare programs, post-retirement benefits, healthcare and public works. Growth is difficult for policymakers to engineer. Debt restructuring or forgiveness transfers wealth from lenders to borrowers. At the very least, making changes that impact expenditures and restructuring existing debt offer politically unpalatable options for most policymakers. Both cases represent the prospects of short-term pain and long-term gain, which are inconsistent with the time horizons of elected officials and their appointed agents. As Plato once said, “There will be no end to the troubles of states, or of humanity itself, till philosophers become kings in this world, or till those we now call kings and rulers really and truly become philosophers, and political power and philosophy thus come into the same hands.”

The questionable interest rate rise

Plato also said, “Opinion is the medium between knowledge and ignorance.” With that in mind, we humbly submit the following observations for the latter half of 2015. The Federal Open Market Committee (FOMC) will have three opportunities to adjust monetary policy before the end of the year (September 16-17, October 27-28 and December 15-16). Fed Chair Janet Yellen continues to state that, dependent on the continuation of economic growth, the FOMC intends to increase interest rates in 2015. It seems to us that if the FOMC does not begin the process of raising interest rates at the September meeting, concerns about interfering with the economy during the upcoming election year will diminish the probability of making changes before the general election in November 2016. Such delays would likely result in downward pressure on the U.S. dollar, which could translate to a reversal in the equity trends cited above. Regardless of FOMC activity, we believe that commodity prices will remain under pressure due to the more pernicious growth problems in China and Europe.

The upcoming presidential debates are likely to be dominated by social issues including the yawning wealth divide in America. The more centrist candidates will likely move toward more polarized positions as social initiatives and fiscal discipline are juxtaposed during the campaign period. The current turmoil in Greece will likely be touted as the inevitable consequence of a deficit-driven economy. We expect the existing levels of debt to GDP along with the prospect of

3	June 30, 2015

continued austerity measures in Europe and tepid growth in China to create a perfect storm—a storm that could increase general market volatility, keep long-term interest rates low and reduce both future equity market returns and commodity prices. We firmly believe that, in this environment, diversification is the most important weapon in an investor’s arsenal.

In conclusion, it’s often not the quality of predictions but the rigor of preparation that allows investors to withstand times of uncertainty. In our view, the best preparation is diversification across markets, geographies and strategies. Diversification allows investors to realize Greek philosopher Aristotle’s adage, “The ideal man bears the accidents of life with dignity and grace, making the best of circumstances.” It would seem that the intellectual forefathers of modern day Greece identified the answers to many of the challenges that face modern day Greece as well as the global economy more generally.

We are humbled by the trust you have placed with us as investors and remain grateful for the opportunities you have given to us.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient + Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Diversification does not assure profit or protect against risk.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Lee Partridge has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© 2015 Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2015	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 8 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Global Infrastructure Fund(a)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-4.77%	N/A	2.58%	05/02/11

Institutional Class(b)		-4.29%	10.03%	1.45%	06/29/07

Class A (with sales load)(c)		-10.29%	8.33%	0.36%	06/29/07

Class A (without sales load)(d)		-4.82%	9.62%	1.11%	06/29/07

Class B (with CDSC)(e)		-9.99%	8.63%	0.42%	06/29/07

Class B (without CDSC)(f)		-5.31%	8.92%	0.42%	06/29/07

Class C (with CDSC)(g)		-6.26%	8.93%	0.42%	06/29/07

Class C (without CDSC)(h)		-5.33%	8.93%	0.42%	06/29/07

Advisor Class(i)		-4.45%	9.97%	6.59%	02/01/10

Forward International Real Estate Fund(j)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		5.52%	N/A	5.45%	05/02/11

Institutional Class(b)		5.90%	12.28%	2.90%	04/28/06

Class A (with sales load)(c)		-0.59%	10.57%	1.93%	04/28/06

Class A (without sales load)(d)		5.48%	11.89%	2.59%	04/28/06

Class C (with CDSC)(g)		3.93%	11.20%	1.89%	04/28/06

Class C (without CDSC)(h)		4.91%	11.20%	1.89%	04/28/06

Advisor Class(i)		5.86%	N/A	5.81%	05/02/11

Forward Real Estate Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	4.20%	13.25%	5.25%	8.84%	05/10/99

Institutional Class	4.66%	13.71%	N/A	4.13%	05/01/08

Class A (with sales load)(c)	-1.80%	11.99%	N/A	16.17%	06/12/09

Class A (without sales load)(d)	4.20%	13.32%	N/A	17.32%	06/12/09

Class C (with CDSC)(g)	2.61%	12.59%	N/A	16.55%	06/12/09

Class C (without CDSC)(h)	3.57%	12.59%	N/A	16.55%	06/12/09

5	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 8 for important performance disclosure information about the Forward Funds.

Forward Real Estate Long/Short Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	3.58%	N/A	N/A	8.68%	05/02/11

Institutional Class	3.94%	13.37%	N/A	2.32%	04/28/06

Class A (with sales load)(c)	-2.45%	11.62%	1.79%	9.90%	09/15/99

Class A (without sales load)(d)	3.50%	12.95%	2.39%	10.31%	09/15/99

Class B (with CDSC)(e)	-2.04%	12.00%	1.69%	9.53%	09/15/99

Class B (without CDSC)(f)	2.96%	12.25%	1.69%	9.53%	09/15/99

Class C (with CDSC)(g)	1.96%	12.24%	1.69%	9.53%	09/15/99

Class C (without CDSC)(h)	2.96%	12.24%	1.69%	9.53%	09/15/99

Advisor Class(i)	3.91%	N/A	N/A	9.08%	05/02/11

Forward Select Income Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	4.28%	N/A	N/A	11.78%	10/26/11

Institutional Class	4.62%	11.84%	N/A	6.14%	04/28/06

Class A (with sales load)(c)	-1.82%	10.13%	4.61%	8.78%	03/30/01

Class A (without sales load)(d)	4.19%	11.44%	5.23%	9.23%	03/30/01

Class B (with CDSC)(e)(n)	-1.23%	10.47%	4.48%	8.44%	03/30/01

Class B (without CDSC)(f)(n)	3.63%	10.74%	4.48%	8.44%	03/30/01

Class C (with CDSC)(g)(n)	2.63%	10.74%	4.48%	8.44%	03/30/01

Class C (without CDSC)(h)(n)	3.60%	10.74%	4.48%	8.44%	03/30/01

Advisor Class(i)	4.58%	11.81%	N/A	12.48%	02/01/10

Forward Select Opportunity Fund(o)			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-1.69%	-1.27%	06/02/14

Institutional Class			-1.36%	7.98%	07/31/13

Class A (with sales load)(c)			-7.49%	4.16%	07/31/13

Class A (without sales load)(d)			-1.85%	7.44%	07/31/13

Class C (with CDSC)(g)			-3.18%	3.23%	02/18/14

Class C (without CDSC)(h)			-2.30%	3.23%	02/18/14

(a) Prior to June 12, 2009, Forward Global Infrastructure Fund was known as Kensington Global Infrastructure Fund.

(b) Prior to June 13, 2009, the Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the contingent deferred sales charge, which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

June 30, 2015	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

See page 8 for important performance disclosure information about the Forward Funds.

(f) Excludes the contingent deferred sales charge, which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(g) Includes the 1.00% contingent deferred sales charge.

(h) Excludes the 1.00% contingent deferred sales charge.

(i) Prior to May 1, 2013, the Advisor Class was known as Class M.

(j) Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(k) Prior to January 20, 2009, Forward Real Estate Fund was known as Forward Progressive Real Estate Fund. Prior to October 30, 2006, Forward Progressive Real Estate Fund was known as Forward Uniplan Real Estate Investment Fund.

(l) Prior to May 1, 2011, Forward Real Estate Long/Short Fund was known as Forward Strategic Realty Fund. Prior to to June 12, 2009, Forward Strategic Realty Fund was known as Kensington Strategic Realty Fund.

(m) Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(n) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(o) Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

7	June 30, 2015

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Global Infrastructure Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Forward International Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward Real Estate Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward Real Estate Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

June 30, 2015	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2015

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward Select Opportunity Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

9	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Forward Global Infrastructure Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$1,037.30	1.84%	$9.29

Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20
Institutional Class
Actual	$1,000.00	$1,040.50	1.48%	$7.49

Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
Class A
Actual	$1,000.00	$1,036.70	1.90%	$9.59

Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class B
Actual	$1,000.00	$1,034.20	2.45%	$12.36

Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23
Class C
Actual	$1,000.00	$1,034.10	2.45%	$12.36

Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23
Advisor Class
Actual	$1,000.00	$1,038.50	1.55%	$7.83

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

June 30, 2015	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward International Real Estate Fund	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Investor Class
Actual	$1,000.00	$1,065.70	1.85%	$9.48

Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25
Institutional Class
Actual	$1,000.00	$1,067.60	1.49%	$7.64

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Class A
Actual	$1,000.00	$1,065.60	1.89%	$9.68

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class C
Actual	$1,000.00	$1,062.90	2.44%	$12.48

Hypothetical	$1,000.00	$1,012.69	2.44%	$12.18
Advisor Class
Actual	$1,000.00	$1,067.40	1.54%	$7.89

Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Forward Real Estate Fund
Investor Class
Actual	$1,000.00	$949.50	1.67%	$8.07

Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35
Institutional Class
Actual	$1,000.00	$952.10	1.32%	$6.39

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class A
Actual	$1,000.00	$949.30	1.73%	$8.36

Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65
Class C
Actual	$1,000.00	$947.00	2.28%	$11.01

Hypothetical	$1,000.00	$1,013.49	2.28%	$11.38
Forward Real Estate Long/Short Fund
Investor Class
Actual	$1,000.00	$974.70	2.30%	$11.26

Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48
Institutional Class
Actual	$1,000.00	$976.10	1.95%	$9.55

Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class A
Actual	$1,000.00	$974.10	2.35%	$11.50

Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

11	June 30, 2015

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Real Estate Long/Short Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Class B
Actual	$1,000.00	$971.80	2.89%	$14.13

Hypothetical	$1,000.00	$1,010.41	2.89%	$14.41
Class C
Actual	$1,000.00	$971.60	2.90%	$14.18

Hypothetical	$1,000.00	$1,010.41	2.90%	$14.46
Advisor Class
Actual	$1,000.00	$975.80	2.00%	$9.80

Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99
Forward Select Income Fund
Investor Class
Actual	$1,000.00	$1,004.20	2.03%	$10.09

Hypothetical	$1,000.00	$1,014.73	2.03%	$10.14
Institutional Class
Actual	$1,000.00	$1,006.00	1.68%	$8.36

Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class A
Actual	$1,000.00	$1,003.90	2.08%	$10.33

Hypothetical	$1,000.00	$1,014.48	2.08%	$10.39
Class B
Actual	$1,000.00	$1,001.00	2.63%	$13.05

Hypothetical	$1,000.00	$1,011.75	2.63%	$13.12
Class C
Actual	$1,000.00	$1,000.90	2.63%	$13.05

Hypothetical	$1,000.00	$1,011.75	2.63%	$13.12
Advisor Class
Actual	$1,000.00	$1,005.80	1.74%	$8.65

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Forward Select Opportunity Fund
Investor Class
Actual	$1,000.00	$1,023.70	1.64%	$8.23

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$1,025.20	1.29%	$6.48

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class A
Actual	$1,000.00	$1,022.60	1.79%	$8.98

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95

June 30, 2015	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2015

Forward Select Opportunity Fund (continued)	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/15-06/30/15
Class C
Actual	$1,000.00	$1,020.70	2.24%	$11.22

Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

13	June 30, 2015

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Global Infrastructure Fund
China	15.89%
United States	13.02%
New Zealand	6.15%
Italy	5.11%
Singapore	4.96%
Thailand	4.31%
Chile	4.26%
Germany	3.74%
Norway	3.56%
Brazil	3.46%
Canada	3.16%
Belgium	2.97%
France	2.87%
Portugal	2.80%
Japan	2.74%
United Kingdom	2.33%
Turkey	1.92%
Greece	1.51%
Hong Kong	1.44%
Russia	1.38%
Bermuda	1.30%
Mexico	1.15%
Australia	1.05%
Philippines	1.00%
Vietnam	0.96%
Spain	0.94%
Austria	0.93%
Pakistan	0.92%
South Africa	0.88%
Net Other Assets and Liabilities	3.29%
100.00%

Forward International Real Estate Fund
Japan	23.96%
Hong Kong	17.92%
Australia	12.88%
United Kingdom	11.47%

Canada	6.35%
Singapore	4.82%
Germany	3.45%
France	3.10%
Switzerland	2.46%
Sweden	2.28%
Austria	2.12%
Ireland	1.68%
Netherlands	1.48%
Philippines	1.38%
Finland	1.35%
Spain	1.16%
Norway	0.63%
Net Other Assets and Liabilities	1.51%
100.00%

Forward Real Estate Fund
REITs-Office Property	21.53%
REITs-Apartments	16.30%
REITs-Regional Malls	12.44%
REITs-Diversified	10.85%
REITs-Shopping Centers	7.33%
REITs-Hotels	6.99%
REITs-Healthcare	5.84%
REITs-Storage	5.72%
REITs-Warehouse/Industrial	5.63%
Real Estate Operating/Development	1.14%
REITs-Specialized	1.13%
REITs-Industrial	1.06%
Healthcare Providers & Services	1.00%
Hotels Restaurants & Leisure	1.00%
Net Other Assets and Liabilities	2.04%
100.00%

Forward Real Estate Long/Short Fund*
REITs-Office Property	19.01%
REITs-Shopping Centers	14.09%
REITs-Apartments	12.70%

June 30, 2015	14

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund* (continued)
REITs-Diversified	11.04%
REITs-Hotels	10.22%
REITs-Healthcare	8.42%
REITs-Regional Malls	6.34%
REITs-Mortgage	4.82%
REITs-Warehouse/Industrial	4.73%
REITs-Storage	4.31%
Real Estate Operating/Development	3.95%
Department Stores	1.37%
REITs-Industrial	1.33%
Healthcare Providers & Services	0.77%
Leisure Facilities	0.44%
Hotels & Motels	0.17%
Net Other Assets and Liabilities	-3.71%
100.00%

Forward Select Income Fund*
REITs-Hotels	18.65%
REITs-Office Property	12.63%
REITs-Diversified	11.47%
REITs-Mortgage	11.10%
REITs-Shopping Centers	10.92%
REITs-Healthcare	6.10%
REITs-Warehouse/Industrial	4.78%
REITs-Residential	4.62%
REITs-Apartments	4.61%
REITs-Regional Malls	4.51%
Consumer Products	2.90%
Department Stores	2.87%
REITs-Specialized	2.78%
REITs-Storage	1.63%
REITs-Manufactured Homes	1.05%
Financials	0.90%
REITs-Industrial	0.60%
Oil, Gas & Consumable Fuels	0.59%

Hotels, Restaurants & Leisure	0.52%
Banks	0.36%
Energy Equipment & Services	0.07%
Net Other Assets and Liabilities	-3.66%
100.00%

Forward Select Opportunity Fund
Banks	24.52%
REITs-Residential	9.61%
REITs-Hotels	7.64%
REITs-Diversified	7.63%
Department Stores	5.10%
Exchange-Traded Funds	4.71%
REITs-Office Property	4.51%
Healthcare Providers & Services	4.41%
Real Estate Management & Development	3.27%
Insurance	3.22%
Hotels & Motels	2.82%
REITs-Specialized	2.67%
REITs-Shopping Centers	2.41%
REITs-Mortgage	2.15%
Oil, Gas & Consumable Fuels	2.12%
Hotels, Restaurants & Leisure	2.02%
REITs-Storage	2.01%
Energy Equipment & Services	1.94%
REITs-Apartments	1.88%
REITs-Healthcare	1.76%
Capital Markets	1.35%
Marine	1.25%
Other	1.13%
Multiline Retail	0.42%
Net Other Assets and Liabilities	-0.55%
100.00%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

15	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

Common Stocks: 91.90%
Australia: 1.05%

430,900	Spark Infrastructure Group	$649,961

Austria: 0.93%

10,455	Andritz AG	578,709

Belgium: 2.97%

66,900	bpost SA	1,837,738

Brazil: 3.46%

166,500	Alupar Investimento SA	878,796

191,100	Transmissora Alianca de Energia Electria SA	1,266,174

		2,144,970

Canada: 3.16%

37,435	Canadian Solar, Inc.(a)	1,070,641

89,300	TransAlta Renewables, Inc.	883,705

		1,954,346

Chile: 4.26%

2,527,000	Aguas Andinas SA, Class A	1,437,873

75,900	Enersis SA, Sponsored ADR	1,201,497

		2,639,370

China: 15.89%

569,300	China Machinery Engineering Corp., Class H	613,987

1,997,000	China Power International Development, Ltd.	1,522,569

682,000	Huaneng Power International, Inc., Class H	950,210

1,115,000	Jiangsu Expressway Co., Ltd., Class H	1,464,314

956,000	Qingdao Port International Co., Ltd., Class H(b)(c)	563,619

2,699,000	Qinhuangdao Port Co., Ltd., Class H	1,441,500

888,400	SITC International Holdings Co., Ltd.	586,800

2,346,000	Yuexiu Transport Infrastructure, Ltd.	1,688,782

726,000	Zhejiang Expressway Co., Ltd., Class H	1,007,767

		9,839,548

France: 2.87%

16,672	Gaztransport Et Technigaz SA	1,054,615

35,400	Veolia Environnement SA	721,828

		1,776,443

Germany: 2.12%

39,000	Freenet AG	1,313,723

Shares		Value (Note 2)

Greece: 1.51%

51,000	Costamare, Inc.	$936,870

Hong Kong: 1.44%

1,307,000	HK Electric Investments & HK Electric Investments, Ltd.(b)(c)	893,641

Italy: 5.11%

37,700	Danieli & C. Officine Meccaniche SpA	571,606

16,300	EI Towers SpA	982,200

280,200	Hera SpA	700,984

85,174	Societa Iniziative Autostradali Servizi SpA	908,732

		3,163,522

Japan: 2.74%

68,400	Seino Holdings Co., Ltd.	766,800

146,100	Yumeshin Holdings Co., Ltd.	931,143

		1,697,943

Mexico: 1.15%

550,772	OHL Mexico SAB de CV(a)	714,856

New Zealand: 6.15%

753,600	Air New Zealand, Ltd.	1,302,226

80,000	Infratil, Ltd.	171,039

975,900	Meridian Energy, Ltd.	1,428,448

479,800	Mighty River Power, Ltd.	907,131

		3,808,844

Norway: 3.56%

85,200	Hoegh LNG Holdings, Ltd.	1,358,341

49,900	Stolt-Nielsen, Ltd.	846,469

		2,204,810

Philippines: 1.00%

3,865,410	8990 Holdings, Inc.	621,517

Portugal: 2.80%

167,750	CTT-Correios de Portugal SA	1,730,648

Russia: 1.38%

87,200	Mobile Telesystems, Sponsored ADR	852,816

Singapore: 4.96%

905,100	China Merchants Holdings Pacific, Ltd.	705,613

June 30, 2015	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

Singapore (continued): 4.96%

2,474,600	Hutchison Port Holdings Trust	$1,558,998

571,500	Singapore Post, Ltd.	804,093

		3,068,704

South Africa: 0.88%

29,000	MTN Group, Ltd.	545,270

Spain: 0.94%

29,405	Cia de Distribucion Integral Logista Holdings SA	583,523

Thailand: 4.31%

4,390,300	BTS Group Holdings Pcl	1,299,848

4,090,300	TTW Pcl	1,368,459

		2,668,307

Turkey: 1.92%

316,300	Aygaz AS	1,186,081

United Kingdom: 2.33%

209,000	Infinis Energy Plc	637,079

100,000	Royal Mail Plc	808,408

		1,445,487

United States: 12.05%

24,970	American Water Works Co., Inc.	1,214,291

53,000	California Water Service Group	1,211,050

22,300	Macquarie Infrastructure Co., Llc	1,842,649

89,500	Nordic American Tankers, Ltd.	1,273,585

22,500	Pattern Energy Group, Inc.	638,550

36,400	Seaspan Corp.	686,868

6,700	Targa Resources Corp.	597,774

		7,464,767

Vietnam: 0.96%

208,400	PetroVietnam Gas JSC	591,652

	Total Common Stocks (Cost $55,284,250)	56,914,066

Limited Partnerships: 2.27%
Bermuda: 1.30%

42,100	Hoegh LNG Partners LP	804,110

United States: 0.97%

32,300	8Point3 Energy Partners LP(a)	601,426

	Total Limited Partnerships (Cost $1,548,520)	1,405,536

Shares		Value (Note 2)

Loan Participation Notes: 0.92%
Pakistan: 0.92%

615,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/02/16	$565,879

	Total Loan Participation Notes (Cost $577,354)	565,879

Preferred Stocks: 1.62%
Germany: 1.62%

25,900	Sixt SE	1,004,693

	Total Preferred Stocks (Cost $814,346)	1,004,693

	Total Investments: 96.71% (Cost $58,224,470)	59,890,174

	Net Other Assets and Liabilities: 3.29%	2,040,250

	Net Assets: 100.00%	$61,930,424

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,457,260, representing 2.35% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,457,260, representing 2.35% of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Financial Statements	17	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 97.84%
Australia: 12.88%

915,240	360 Capital Group, Ltd.	$755,584

792,061	360 Capital Office Fund	1,289,452

120,000	Dexus Property Group	675,878

150,000	Elanor Investor Group	188,066

200,000	Federation Centres	450,585

1,614,414	GDI Property Group	1,089,901

1,076,538	Mirvac Group	1,536,616

150,000	Scentre Group	433,997

700,000	Stockland	2,214,349

130,000	Westfield Corp.	914,750

		9,549,178

Austria: 2.12%

90,000	CA Immobilien Anlagen AG	1,570,267

Canada: 6.35%

50,000	Allied Properties REIT	1,418,735

100,000	Dream Global REIT	795,036

104,600	Dream Industrial REIT	685,050

70,200	Dream Office REIT	1,379,270

20,000	RioCan REIT	428,663

		4,706,754

Finland: 0.71%

136,144	Citycon OYJ	340,291

14,291	Orava Residential REIT Plc	184,019

		524,310

France: 3.10%

15,375	Cegereal	481,315

2,811	Fonciere de Paris SIIC	349,059

15,136	Immobiliere Dassault SA	586,385

20,000	Klepierre	879,729

		2,296,488

Germany: 3.44%

30,000	Deutsche Annington Immobilien SE	846,172

79,020	Hamborner REIT AG	767,752

58,092	TLG Immobilien AG	939,401

		2,553,325

Shares		Value (Note 2)

Hong Kong: 17.92%

4,570,000	Asia Orient Holdings, Ltd.	$1,167,328

16,500,000	Asia Standard Hotel Group, Ltd.	3,022,621

9,434,000	Asia Standard International Group, Ltd.	2,458,435

11,276,000	Chuang’s Consortium International, Ltd.	1,614,691

26,244,116	CSI Properties, Ltd.	1,015,698

6,000	Henderson Land Development Co., Ltd.	41,063

68,513,000	Lai Sun Development Co., Ltd.	1,643,983

707,500	Soundwill Holdings, Ltd.	1,314,318

1,550,000	Wing Tai Properties, Ltd.	1,009,798

		13,287,935

Ireland: 1.68%

320,000	Green REIT Plc	522,999

512,970	Hibernia REIT Plc	720,575

		1,243,574

Japan: 23.96%

150	Daiwa Office Investment Corp.	718,225

1,000,000	Galileo Japan Trust	1,373,359

100,000	Hulic Co., Ltd.	887,364

150,000	Ichigo Group Holdings Co., Ltd.	370,143

300	Japan Excellent, Inc.	346,611

350	Japan Real Estate Investment Corp.	1,590,064

120	Kenedix Office Investment Corp.	602,035

35,000	Mitsubishi Estate Co., Ltd.	753,994

60,000	Mitsui Fudosan Co., Ltd.	1,680,108

250	Nippon Building Fund, Inc.	1,094,905

300	Nippon Prologis REIT, Inc.	552,519

300	NIPPON REIT Investment Corp.	708,175

32,700	Nippon View Hotel Co., Ltd.	591,825

280,000	Sotetsu Holdings, Inc.	1,459,656

50,000	Sumitomo Realty & Development Co., Ltd.	1,754,096

125,000	Tokyo Tatemono Co., Ltd.	1,736,324

500	Tokyu REIT, Inc.	617,314

20,000	Unizo Holdings Co., Ltd.	926,584

		17,763,301

June 30, 2015	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

Netherlands: 1.48%

10,000	Eurocommercial Properties NV	$417,010

12,000	Wereldhave NV	681,352

		1,098,362

Norway: 0.63%

50,000	Entra ASA(a)(b)	465,534

Philippines: 1.38%

9,663,000	Empire East Land Holdings, Inc.(c)	188,588

11,000,000	Rockwell Land Corp.	414,726

5,656,000	Shang Properties, Inc.	418,963

		1,022,277

Singapore: 4.82%

520,500	Frasers Centrepoint, Ltd.	685,962

417,400	Ho Bee Land, Ltd.	653,906

500,000	Keppel REIT	425,066

70,000	UOL Group, Ltd.	359,654

300,000	Wheelock Properties Singapore, Ltd.	390,912

750,000	Wing Tai Holdings, Ltd.	1,060,809

		3,576,309

Spain: 1.16%

40,000	Hispania Activos Inmobiliarios SAU(c)	586,858

25,000	Lar Espana Real Estate Socimi SA	276,037

		862,895

Sweden: 2.28%

30,000	Fabege AB	409,296

30,000	Hemfosa Fastigheter AB	305,795

80,000	Hufvudstaden AB, Class A	973,721

		1,688,812

Switzerland: 2.46%

21,300	PSP Swiss Property AG	1,822,557

United Kingdom: 11.47%

50,000	British Land Co., Plc	623,393

26,473	Derwent London Plc	1,415,086

3	Development Securities Plc	13

135,000	Great Portland Estates Plc	1,646,041

Shares		Value (Note 2)

130,000	Hammerson Plc	$1,257,236

658,064	Market Tech Holdings, Ltd.(a)(c)	2,533,258

52,721	Shaftesbury Plc	719,033

22,000	Workspace Group Plc	310,935

		8,504,995

	Total Common Stocks (Cost $70,484,735)	72,536,873

Rights: 0.65%
Finland: 0.64%

4,361,589	Citycon OYJ, Rights, Strike Price 2.05 EUR (expiring 07/07/15)	478,958

Germany: 0.01%

79,020	Hamborner REIT AG, Rights, Strike Price 8.50 EUR (expiring 07/08/15)	5,286

	Total Rights (Cost $563,491)	484,244

	Total Investments: 98.49% (Cost $71,048,226)	73,021,117

	Net Other Assets and Liabilities: 1.51%	1,117,148

	Net Assets: 100.00%	$74,138,265

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,998,792, representing 4.04% of net assets.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $465,534, representing 0.63% of net assets.

(c) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

Currency Abbreviations:

EUR — Euro

See Notes to Financial Statements	19	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 97.96%
Healthcare Providers & Services: 1.00%

83,800	Genesis Healthcare, Inc.(a)	$553,080

Hotels Restaurants & Leisure: 1.00%

6,800	Starwood Hotels & Resorts Worldwide, Inc.	551,412

Real Estate Operating/Development: 1.14%

28,400	Forest City Enterprises, Inc., Class A(a)	627,640

REITs-Apartments: 16.30%

21,120	American Campus Communities, Inc.	796,013

7,058	AvalonBay Communities, Inc.	1,128,362

11,553	Camden Property Trust	858,157

141,567	Campus Crest Communities, Inc.	784,281

30,475	Equity Residential	2,138,431

1,866	Essex Property Trust, Inc.	396,525

10,470	Home Properties, Inc.	764,833

3,600	Mid-America Apartment Communities, Inc.	262,116

185,051	Trade Street Residential, Inc.	1,232,440

20,200	UDR, Inc.	647,006

		9,008,164

REITs-Diversified: 10.85%

9,781	Alexander & Baldwin, Inc.	385,371

8,098	American Assets Trust, Inc.	317,523

78,675	Armada Hoffler Properties, Inc.	785,963

59,695	Cousins Properties, Inc.	619,634

10,900	Easterly Government Properties, Inc.	173,528

43,590	First Potomac Realty Trust	448,977

4,130	Howard Hughes Corp.(a)	592,820

63,861	Investors Real Estate Trust	455,968

77,839	Lexington Realty Trust	660,075

12,447	Vornado Realty Trust	1,181,594

24,555	Winthrop Realty Trust	372,008

		5,993,461

REITs-Healthcare: 5.84%

10,123	Health Care REIT, Inc.	664,372

4,969	National Health Investors, Inc.	309,569

13,700	Sabra Health Care REIT, Inc.	352,638

Shares		Value (Note 2)

21,700	Senior Housing Properties Trust	$380,835

24,493	Ventas, Inc.	1,520,770

		3,228,184

REITs-Hotels: 6.99%

29,817	DiamondRock Hospitality Co.	381,956

106,617	Host Hotels & Resorts, Inc.	2,114,215

15,102	Pebblebrook Hotel Trust	647,574

10,300	RLJ Lodging Trust	306,734

34,100	Strategic Hotels & Resorts, Inc.(a)	413,292

		3,863,771

REITs-Industrial: 1.06%

40,100	Rexford Industrial Realty, Inc.	584,658

REITs-Office Property: 21.53%

7,450	Alexandria Real Estate Equities, Inc.	651,577

16,094	Boston Properties, Inc.	1,948,018

49,600	Brandywine Realty Trust	658,688

30,617	Corporate Office Properties Trust	720,724

16,919	CyrusOne, Inc.	498,264

13,507	Digital Realty Trust, Inc.	900,647

69,100	Franklin Street Properties Corp.	781,521

39,266	HCP, Inc.	1,432,031

8,435	Hudson Pacific Properties, Inc.	239,301

33,800	Liberty Property Trust	1,089,036

46,700	Mack-Cali Realty Corp.	860,681

7,486	Paramount Group, Inc.	128,460

50,246	Parkway Properties, Inc.	876,290

10,121	SL Green Realty Corp.	1,112,197

		11,897,435

REITs-Regional Malls: 12.44%

29,800	General Growth Properties, Inc.	764,668

23,500	Macerich Co.	1,753,100

25,175	Simon Property Group, Inc.	4,355,778

		6,873,546

REITs-Shopping Centers: 7.33%

49,000	Brixmor Property Group, Inc.	1,133,370

June 30, 2015	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

REITs-Shopping Centers (continued): 7.33%

21,700	DDR Corp.	$335,482

17,274	Equity One, Inc.	403,175

5,146	Federal Realty Investment Trust	659,151

27,003	Kimco Realty Corp.	608,648

43,881	Retail Properties of America, Inc., Class A	611,262

5,486	Urban Edge Properties	114,054

13,737	WP GLIMCHER, Inc.	185,862

		4,051,004

REITs-Specialized: 1.13%

5,500	CoreSite Realty Corp.	249,920

10,300	QTS Realty Trust, Inc., Class A	375,435

		625,355

REITs-Storage: 5.72%

3,272	Extra Space Storage, Inc.	213,400

34,300	National Storage Affiliates Trust	425,320

9,800	Public Storage	1,806,826

8,247	Sovran Self Storage, Inc.	716,747

		3,162,293

REITs-Warehouse/Industrial: 5.63%

6,700	EastGroup Properties, Inc.	376,741

45,271	ProLogis	1,679,554

37,500	STAG Industrial, Inc.	750,000

15,456	Terreno Realty Corp.	304,483

		3,110,778

	Total Common Stocks (Cost $43,980,377)	54,130,781

	Total Investments: 97.96% (Cost $43,980,377)	54,130,781

	Net Other Assets and Liabilities: 2.04%	1,129,931

	Net Assets: 100.00%	$55,260,712

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See Notes to Financial Statements	21	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

Common Stocks: 87.48%
Healthcare Providers & Services: 0.77%

76,760	Genesis Healthcare, Inc.(a)	$506,616

Hotels & Motels: 0.17%

75,000	OUE, Ltd.	110,814

Leisure Facilities: 0.44%

40,000	Peak Resorts, Inc.	286,400

Real Estate Operating/Development: 3.95%

21,020,000	CSI Properties, Ltd.	813,515

115,200	Grainger Plc	413,965

102,000	Great Eagle Holdings, Ltd.	380,285

75,000	Hysan Development Co., Ltd.	325,096

226,000	Soundwill Holdings, Ltd.	419,839

15,166	Sun Hung Kai Properties, Ltd.	245,738

		2,598,438

REITs-Apartments: 12.70%

19,002	American Campus Communities, Inc.(b)	716,185

9,042	AvalonBay Communities, Inc.(b)	1,445,545

14,280	Camden Property Trust(b)	1,060,718

137,764	Campus Crest Communities, Inc.(b)	763,213

27,900	Equity Residential(b)	1,957,743

7,000	Post Properties, Inc. REIT(b)	380,590

190,642	Trade Street Residential, Inc.(b)	1,269,676

23,408	UDR, Inc.(b)	749,758

		8,343,428

REITs-Diversified: 9.81%

12,131	Alexander & Baldwin, Inc.	477,961

84,100	Armada Hoffler Properties, Inc.(b)	840,159

11,220	Astro Japan Property Group	42,938

7,300	CoreSite Realty Corp.	331,712

43,405	Cousins Properties, Inc.	450,544

50,607	First Potomac Realty Trust(b)	521,252

2,800	Howard Hughes Corp.(a)	401,912

94,634	Investors Real Estate Trust(b)	675,687

88,161	Lexington Realty Trust(b)	747,605

17,637	Vornado Realty Trust(b)	1,674,281

Shares		Value (Note 2)

18,482	Winthrop Realty Trust, REIT(b)	$280,002

		6,444,053

REITs-Healthcare: 7.14%

19,877	Health Care REIT, Inc.	1,304,527

50,000	MedEquities Realty Trust, Inc.(c)	875,000

13,700	Sabra Health Care REIT, Inc.	352,638

33,066	Senior Housing Properties Trust(b)	580,308

25,439	Ventas, Inc.(b)	1,579,508

		4,691,981

REITs-Hotels: 5.77%

50,000	Ashford Hospitality Prime, Inc.(a)(d)	675,900

91,515	Host Hotels & Resorts, Inc.(b)	1,814,742

12,500	OUE Hospitality Trust	8,678

18,598	Pebblebrook Hotel Trust	797,482

40,700	Strategic Hotels & Resorts, Inc.(a)	493,284

		3,790,086

REITs-Industrial: 1.33%

59,900	Rexford Industrial Realty, Inc.	873,342

REITs-Mortgage: 1.97%

191,070	Arbor Realty Trust, Inc.(b)	1,291,633

REITs-Office Property: 18.43%

23,350	BioMed Realty Trust, Inc.(b)	451,589

17,251	Boston Properties, Inc.(b)	2,088,061

51,500	Brandywine Realty Trust(b)	683,920

43,282	Corporate Office Properties Trust(b)	1,018,858

21,353	CyrusOne, Inc.	628,846

11,130	Digital Realty Trust, Inc.(b)	742,148

90,300	Franklin Street Properties Corp.(b)	1,021,293

23,027	HCP, Inc.	839,795

9,111	Hudson Pacific Properties, Inc.	258,479

44,400	Liberty Property Trust(b)	1,430,568

48,600	Mack-Cali Realty Corp.(b)	895,698

8,872	Paramount Group, Inc.	152,244

61,255	Parkway Properties, Inc.(b)	1,068,287

7,554	SL Green Realty Corp.(b)	830,109

		12,109,895

June 30, 2015	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

REITs-Regional Malls: 6.34%

33,800	General Growth Properties, Inc.(b)	$867,308

20,300	Macerich Co.(b)	1,514,380

10,318	Simon Property Group, Inc.(b)	1,785,221

		4,166,909

REITs-Shopping Centers: 9.62%

59,096	Brixmor Property Group, Inc.	1,366,891

23,300	DDR Corp.(b)	360,218

26,623	Equity One, Inc.(b)	621,381

5,989	Federal Realty Investment Trust(b)	767,131

31,997	Kimco Realty Corp.(b)	721,212

127,622	RAIT Financial Trust	779,770

11,519	Retail Properties of America, Inc., Class A	160,460

53,204	Scentre Group	153,936

6,318	Urban Edge Properties(b)	131,351

42,700	Westfield Corp.	300,460

392,043	Wheeler REIT, Inc.	795,847

12,158	WP GLIMCHER, Inc.(b)	164,498

		6,323,155

REITs-Storage: 4.31%

9,328	Extra Space Storage, Inc.	608,372

40,800	National Storage Affiliates Trust	505,920

9,300	Public Storage(b)	1,714,641

		2,828,933

REITs-Warehouse/Industrial: 4.73%

66,200	Dream Industrial REIT	433,560

33,100	Dream Office REIT	650,340

41,441	ProLogis, Inc.(b)	1,537,461

24,719	Terreno Realty Corp.(b)	486,964

		3,108,325

	Total Common Stocks (Cost $45,751,257)	57,474,008

Convertible Preferred Stocks: 3.59%
REITs-Hotels: 3.59%

40,000	Ashford Hospitality Prime, Inc. Series A, 5.500%(c)	1,000,000

Shares		Value (Note 2)

55,000	FelCor Lodging Trust, Inc. Series A, 1.950%	$1,356,850

		2,356,850

	Total Convertible Preferred Stocks (Cost $1,943,873)	2,356,850

Preferred Stocks: 10.04%
REITs-Healthcare: 1.28%

32,400	Sabra Healthcare REIT, Inc. Series A, 7.125%	837,540

REITs-Hotels: 0.86%

21,900	Summit Hotel Properties, Inc. Series C, 7.125%	567,210

REITs-Mortgage: 2.85%

31,466	iStar Financial, Inc. Series G, 7.650%	775,008

33,900	NorthStar Realty Finance Corp. Series D, 8.500%	844,788

10,000	Series E, 8.750%	252,100

		1,871,896

REITs-Office Property: 0.58%

15,000	Digital Realty Trust, Inc. Series E, 7.000%	383,400

REITs-Shopping Centers: 4.47%

35,000	Kite Realty Group Trust Series A, 8.250%	898,765

50,000	RAIT Financial Trust Series A, 7.750%	1,120,000

5,000	Saul Centers, Inc. Series C, 6.875%	131,300

30,000	Urstadt Biddle Properties, Inc. Series F, 7.125%	787,800

		2,937,865

	Total Preferred Stocks (Cost $5,548,711)	6,597,911

See Notes to Financial Statements	23	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Principal Amount		Value (Note 2)

Corporate Bonds: 1.37%
Department Stores: 1.37%

$1,100,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.400%, 04/01/37	$899,250

	Total Corporate Bonds (Cost $768,557)	899,250

Convertible Corporate Bonds: 1.23%
REITs-Diversified: 1.23%

750,000	Consolidated-Tomoka Land Co. 4.500%, 03/15/20(c)	809,062

	Total Convertible Corporate Bonds (Cost $750,000)	809,062

	Total Investments: 103.71% (Cost $54,762,398)	68,137,081

	Net Other Assets and Liabilities: (3.71)%	(2,435,848)

	Net Assets: 100.00%	$65,701,233

Shares

Schedule of Securities Sold Short
Common Stocks

(24,198)	Apartment Investment & Management Co., Class A	$(893,632)

(24,190)	Ashford Hospitality Prime, Inc.	(363,334)

(10,000)	CubeSmart	(231,600)

(10,000)	DuPont Fabros Technology, Inc.	(294,500)

(10,000)	Hilton Worldwide Holdings, Inc.	(275,500)

Shares		Value (Note 2)

(5,000)	Lennar Corp., Class A	$(255,200)

(5,000)	Marriott International, Inc., Class A	(371,950)

(19,861)	OMEGA Healthcare Investors, Inc.	(681,828)

(22,500)	Pennsylvania REIT	(480,150)

(10,000)	Regency Centers Corp.	(589,800)

(6,000)	Sherwin-Williams Co.	(1,650,120)

(5,000)	Taubman Centers, Inc.	(347,500)

(15,000)	Wyndham Worldwide Corp.	(1,228,650)

Exchange-Traded Funds

(50,000)	iShares® U.S. Real Estate ETF	(3,565,000)

(10,000)	SPDR® S&P® Homebuilders ETF	(366,200)

(10,000)	Utilities Select Sector SPDR® Fund	(414,600)

	Total Securities Sold Short (Proceeds $9,754,512)	$(12,009,564)

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for short sales and the line of credit. At period end, the aggregate market value of those securities was $26,806,454, representing 40.80% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,684,062, representing 4.09% of net assets.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/09/15	Ashford Hospitality Prime, Inc.(a)(d)	$734,750	$675,900	1.03%

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Sr. — Senior

Unsec. — Unsecured

June 30, 2015	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

Common Stocks: 39.64%
Energy Equipment & Services: 0.07%

1,700,000	GreenHunter Resources, Inc.(a)(b)	$1,171,300

Financials: 0.90%

839,489	Ladder Capital Corp.(a)	14,565,134

Hotels, Restaurants & Leisure: 0.52%

1,183,171	Peak Resorts, Inc.(a)(c)	8,471,505

REITs-Apartments: 2.22%

3,714,500	Campus Crest Communities, Inc.(a)(c)	20,578,330

2,307,000	Trade Street Residential, Inc.(a)(c)	15,364,620

		35,942,950

REITs-Diversified: 5.46%

100,000	American Assets Trust, Inc.(a)	3,921,000

4,000,000	American Realty Capital Properties, Inc.(a)	32,520,000

1,320,000	Armada Hoffler Properties, Inc.(a)(c)	13,186,800

550,000	First Potomac Realty Trust(a)	5,665,000

650,000	Liberty Property Trust(a)	20,943,000

800,000	Winthrop Realty Trust, REIT(a)	12,120,000

		88,355,800

REITs-Healthcare: 4.23%

1,575,000	MedEquities Realty Trust, Inc.(d)	27,562,500

1,589,400	Sabra Health Care REIT, Inc.(a)	40,911,156

		68,473,656

REITs-Hotels: 5.32%

1,850,000	Chatham Lodging Trust(a)	48,969,500

2,850,000	Summit Hotel Properties, Inc.(a)	37,078,500

		86,048,000

REITs-Mortgage: 2.00%

525,700	Ares Commercial Real Estate Corp.(a)	5,987,723

1,100,000	Colony Capital, Inc., Class A(a)	24,915,000

65,100	Starwood Property Trust, Inc.(a)	1,404,207

		32,306,930

REITs-Office Property: 6.62%

300,000	Digital Realty Trust, Inc.(a)	20,004,000

3,440,000	Franklin Street Properties Corp.(a)	38,906,400

1,500,000	Mack-Cali Realty Corp.(a)	27,645,000

Shares		Value (Note 2)

1,000,000	Select Income REIT	$20,640,000

		107,195,400

REITs-Regional Malls: 1.92%

2,300,000	WP GLIMCHER, Inc.	31,119,000

REITs-Residential: 2.60%

584,000	American Homes 4 Rent, Class A(a)	9,367,360

250,000	American Residential Properties, Inc.(b)(d)	4,625,000

1,100,000	American Residential Properties, Inc.(a)	20,350,000

550,000	Great Ajax Corp.(a)	7,799,000

		42,141,360

REITs-Shopping Centers: 3.13%

1,125,000	Excel Trust, Inc.(a)	17,741,250

600,000	Kite Realty Group Trust(a)	14,682,000

1,170,000	Retail Opportunity Investments Corp.(a)	18,275,400

		50,698,650

REITs-Storage: 1.63%

2,120,900	National Storage Affiliates Trust(a)(c)	26,299,160

REITs-Warehouse/Industrial: 3.02%

1,243,600	Monmouth Real Estate Investment Corp.(a)	12,087,792

1,840,222	STAG Industrial, Inc.	36,804,440

		48,892,232

	Total Common Stocks (Cost $618,516,268)	641,681,077

Convertible Preferred Stocks: 9.86%
REITs-Diversified: 0.89%

303,428	Lexington Realty Trust Series C, 6.500%(a)	14,482,618

REITs-Hotels: 5.54%

2,560,000	Ashford Hospitality Prime, Inc. Series A, 5.500%(d)	64,000,000

1,039,238	FelCor Lodging Trust, Inc. Series A, 1.950%(a)	25,638,001

		89,638,001

See Notes to Financial Statements	25	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

REITs-Office Property: 0.18%

102,798	Alexandria Real Estate Equities, Inc. Series D, 7.000%	$2,879,372

REITs-Shopping Centers: 1.60%

400,000	Excel Trust, Inc. Series A, 7.000%(a)(d)	11,281,240

245,700	Ramco-Gershenson Properties Trust Series D, 7.250%(a)	14,658,462

		25,939,702

REITs-Specialized: 1.65%

248,700	EPR Properties Series C, 5.750%	5,710,152

644,101	Series E, 9.000%(a)	20,933,283

		26,643,435

	Total Convertible Preferred Stocks (Cost $120,227,097)	159,583,128

Preferred Stocks: 48.81%
Banks: 0.36%

225,000	Banc of California, Inc. Series D, 7.375%	5,872,500

Consumer Products: 2.90%

1,738,000	CHS, Inc. Series 4, 7.500%	46,995,520

Oil, Gas & Consumable Fuels: 0.59%

220,000	TravelCenters of America Llc 8.250%	5,627,600

80,361	Vanguard Natural Resources Llc Series A, 7.875%	2,010,632

88,938	Series B, 7.625%	2,000,216

		9,638,448

REITs-Apartments: 2.39%

120,000	Apartment Investment & Management Co. Series Z, 7.000%	3,129,600

271,045	Campus Crest Communities, Inc. Series A, 8.000%	6,708,364

177,795	Essex Property Trust, Inc. Series H, 7.125%	4,616,447

300,000	Sun Communities, Inc. Series A, 7.125%	7,803,000

Shares		Value (Note 2)

630,000	UMH Properties, Inc. Series A, 8.250%(a)	$16,443,000

		38,700,411

REITs-Diversified: 2.95%

943,750	First Potomac Realty Trust Series A, 7.750%	24,160,000

412,000	Investors Real Estate Trust Series B, 7.950%	10,444,200

520,000	Winthrop Realty Trust, Sr. Unsec. Notes 7.750%	13,223,600

		47,827,800

REITs-Healthcare: 1.87%

1,172,213	Sabra Healthcare REIT, Inc. Series A, 7.125%	30,301,706

REITs-Hotels: 7.79%

210,600	Ashford Hospitality Trust, Inc. Series A, 8.550%(a)	5,412,420

1,010,185	Series D, 8.450%	25,850,634

596,863	Series E, 9.000%(a)	15,715,403

400,000	Chesapeake Lodging Trust Series A, 7.750%	10,700,000

715,589	Hersha Hospitality Trust Series B, 8.000%(a)	18,458,618

275,000	Series C, 6.875%	7,136,250

120,000	LaSalle Hotel Properties Series H, 7.500%	3,043,200

471,979	Pebblebrook Hotel Trust Series A, 7.875%(a)	12,087,382

145,000	Series B, 8.000%	3,806,975

11,311	Summit Hotel Properties, Inc. Series A, 9.250%	302,004

237,888	Series B, 7.875%	6,363,504

292,500	Series C, 7.125%	7,575,750

365,592	Sunstone Hotel Investors, Inc. Series D, 8.000%(a)	9,615,070

		126,067,210

REITs-Industrial: 0.60%

400,000	CorEnergy Infrastructure Trust, Inc. Series A, 7.375%	9,660,000

June 30, 2015	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

REITs-Manufactured Homes: 1.05%

657,290	Equity LifeStyle Properties, Inc. Series C, 6.750%(a)	$17,023,811

REITs-Mortgage: 8.79%

1,004,743	Colony Capital, Inc. Series A, 8.500%	25,982,654

371,700	Series B, 7.500%	9,292,500

400,000	Series C, 7.125%	9,304,000

266,011	iStar Financial, Inc. Series D, 8.000%(a)	6,602,393

861,299	Series E, 7.875%(a)	21,235,327

567,811	Series F, 7.800%(a)	13,996,541

848,247	Series G, 7.650%(a)	20,892,324

450,000	Series I, 7.500%(a)	10,800,000

580,000	NorthStar Realty Finance Corp. Series E, 8.750%	14,621,800

440,000	Resource Capital Corp. 8.250%	9,609,600

		142,337,139

REITs-Office Property: 5.83%

200,000	Corporate Office Properties Trust Series L, 7.375%	5,260,000

118,000	Digital Realty Trust, Inc. Series E, 7.000%	3,016,080

497,989	Series F, 6.625%	12,629,001

265,000	Series H, 7.375%	7,136,450

1,369,000	DuPont Fabros Technology, Inc. Series A, 7.875%(a)	34,676,770

651,174	Series B, 7.625%(a)	16,624,472

450,000	Gramercy Property Trust, Inc. Series B, 7.125%	11,925,000

2,624	Highwoods Properties, Inc. Series A, 8.625%	3,126,496

		94,394,269

REITs-Regional Malls: 2.59%

889,109	CBL & Associates Properties, Inc. Series D, 7.375%(a)	22,343,309

210,622	General Growth Properties, Inc. Series A, 6.375%	5,330,843

Shares		Value (Note 2)

100,000	Taubman Centers, Inc. Series K, 6.250%	$2,543,000

450,000	WP GLIMCHER, Inc. Series I, 6.875%	11,646,000

		41,863,152

REITs-Residential: 2.02%

204,044	American Homes 4 Rent Series A, 5.000%	5,131,706

250,000	Series B, 5.000%	6,300,000

841,000	Series C, 5.500%	21,193,200

		32,624,906

REITs-Shopping Centers: 6.19%

350,000	Cedar Realty Trust, Inc. Series B, 7.250%	8,925,000

201,864	Excel Trust, Inc. Series B, 8.125%	5,056,693

520,000	Inland Real Estate Corp. Series A, 8.125%	13,572,000

203,300	Kite Realty Group Trust Series A, 8.250%	5,220,541

322,700	RAIT Financial Trust Series A, 7.750%	7,228,480

250,000	Retail Properties of America, Inc. Series A, 7.000%	6,607,500

775,000	Saul Centers, Inc. Series C, 6.875%	20,351,500

810,000	Urstadt Biddle Properties, Inc. Series F, 7.125%(a)	21,270,600

450,000	Series G, 6.750%	11,916,000

		100,148,314

REITs-Specialized: 1.13%

500,000	CoreSite Realty Corp. Series A, 7.250%	13,025,000

200,000	EPR Properties Series F, 6.625%	5,200,000

		18,225,000

REITs-Warehouse/Industrial: 1.76%

432,050	Monmouth Real Estate Investment Corp. Series A, 7.625%(a)	11,017,275

See Notes to Financial Statements	27	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

REITs-Warehouse/Industrial (continued): 1.76%

473,028	Series B, 7.875%	$12,346,031

200,000	STAG Industrial, Inc. Series B, 6.625%	5,108,000

		28,471,306

	Total Preferred Stocks (Cost $713,561,414)	790,151,492

Principal Amount

Contingent Convertible Securities: 1.03%
Department Stores: 1.03%

	JC Penney Corp., Inc., Sr. Unsec. Notes

$21,810,000	7.625%, 03/01/97	16,684,650

	Total Contingent Convertible Securities (Cost $16,106,250)	16,684,650

Corporate Bonds: 2.15%
Department Stores: 1.84%

	JC Penney Corp., Inc., Sr. Unsec. Notes

7,550,000	6.375%, 10/15/36	5,643,625

29,475,000	7.400%, 04/01/37	24,095,813

		29,739,438

REITs-Mortgage: 0.31%

	iStar Financial, Inc., Sr. Unsec. Notes

4,810,000	7.125%, 02/15/18	5,026,209

	Total Corporate Bonds (Cost $32,936,757)	34,765,647

Convertible Corporate Bonds: 2.17%
REITs-Diversified: 2.17%

19,250,000	Consolidated-Tomoka Land Co. 4.500%, 03/15/20(d)	20,765,937

14,000,000	CorEnergy Infrastructure Trust, Inc. 7.000%, 06/15/20	14,329,280

		35,095,217

	Total Convertible Corporate Bonds (Cost $33,264,986)	35,095,217

	Total Investments: 103.66% (Cost $1,534,612,772)	1,677,961,211

	Net Other Assets and Liabilities: (3.66)%	(59,203,887)

	Net Assets: 100.00%	$1,618,757,324

Shares		Value (Note 2)

Schedule of Securities Sold Short
Exchange-Traded Funds

(2,000,000)	iShares® Dow Jones U.S. Real Estate Index Fund	$(142,600,000)

	Total Securities Sold Short (Proceeds $147,576,102)	$(142,600,000)

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $641,997,763, representing 39.66% of net assets.

(b) Non-income producing security.

(c) Affiliated company. See note 9 for more information.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $128,234,677, representing 7.92% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

June 30, 2015	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Opportunity Fund

Shares		Value (Note 2)

Common Stocks: 59.02%
Banks: 10.68%

126,960	Barclays Plc	$519,661

82,700	Commerzbank AG(a)	1,057,052

20,000	Green Bancorp, Inc.(a)(b)	307,200

7,910	Societe Generale SA	369,229

72,600	Unione di Banche Italiane SCpA	582,350

		2,835,492

Capital Markets: 1.35%

15,484	FBR & Co.(a)(b)	358,300

Energy Equipment & Services: 1.94%

746,697	GreenHunter Resources, Inc.(a)	514,474

Healthcare Providers & Services: 4.41%

177,565	Genesis Healthcare, Inc.(a)(b)	1,171,929

Hotels & Motels: 2.82%

60,000	Belmond, Ltd., Class A(a)(b)	749,400

Hotels, Restaurants & Leisure: 2.02%

75,000	Peak Resorts, Inc.(b)	537,000

Multiline Retail: 0.42%

5,000	Hudson’s Bay Co.	111,089

Other: 1.13%

90,000	TESCO Plc	300,572

Real Estate Management & Development: 3.27%

6,983	Fonciere de Paris SIIC	867,199

REITs-Apartments: 1.88%

75,000	Trade Street Residential, Inc.(b)	499,500

REITs-Diversified: 3.57%

150,000	CorEnergy Infrastructure Trust, Inc.	948,000

REITs-Healthcare: 1.76%

18,200	Sabra Health Care REIT, Inc.	468,468

REITs-Hotels: 7.64%

150,000	Ashford Hospitality Prime, Inc.(a)(c)	2,027,700

REITs-Mortgage: 2.15%

50,000	Ares Commercial Real Estate Corp.(b)	569,500

REITs-Office Property: 4.51%

65,000	Mack-Cali Realty Corp.(b)	1,197,950

Shares		Value (Note 2)

REITs-Residential: 4.18%

60,000	American Residential Properties, Inc.(b)	$1,110,000

REITs-Shopping Centers: 2.41%

100,000	Cedar Realty Trust, Inc.(b)	640,000

REITs-Specialized: 0.87%

60,000	Resource Capital Corp.(b)	232,200

REITs-Storage: 2.01%

43,000	National Storage Affiliates Trust(b)	533,200

	Total Common Stocks (Cost $16,153,004)	15,671,973

Exchange-Traded Funds: 4.71%

50,500	ProShares® UltraShort Euro(a)(b)	1,249,875

	Total Exchange-Traded Funds (Cost $1,173,256)	1,249,875

Preferred Stocks: 18.39%
Banks: 6.37%

25,000	Banc of California, Inc. Series D, 7.375%	652,500

21,000	Citigroup Capital XIII, Jr. Sub. Notes 7.875%(b)(d)	545,160

20,000	Wintrust Financial Corp., Series D 6.500%	493,000

		1,690,660

Insurance: 3.22%

34,000	AmTrust Financial Services, Inc., Series D 7.500%	855,780

Marine: 1.25%

15,000	Star Bulk Carriers Corp., Sr. Unsec. Notes 8.000%	332,700

Oil, Gas & Consumable Fuels: 2.12%

25,000	Vanguard Natural Resources Llc Series B, 7.625%(b)	562,250

REITs-Residential: 5.43%

27,220	American Homes 4 Rent Series A, 5.000%(b)	684,583

30,000	Series C, 5.500%(b)	756,000

		1,440,583

	Total Preferred Stocks (Cost $4,889,851)	4,881,973

See Notes to Financial Statements	29	June 30, 2015

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Opportunity Fund

Principal Amount		Value (Note 2)

Contingent Convertible Securities: 7.47%
Banks: 7.47%

$1,000,000	Deutsche Bank AG, Jr. Sub. Notes 7.500%, Perpetual Maturity(e)(f)	$998,750

1,000,000	Unicredit Spa, Jr. Sub. Notes 8.000%, Perpetual Maturity(e)(f)	983,750

		1,982,500

	Total Contingent Convertible Securities (Cost $1,990,650)	1,982,500

Corporate Bonds: 6.90%
Department Stores: 5.10%

500,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36	373,750

1,200,000	7.400%, 04/01/37(b)	981,000

		1,354,750

REITs-Specialized: 1.80%

500,000	Memorial Production Partners LP / Memorial Production Finance Corp., Sr. Unsec. Notes 7.625%, 05/01/21	478,750

	Total Corporate Bonds (Cost $1,665,353)	1,833,500

Principal Amount		Value (Note 2)

Convertible Corporate Bonds: 4.06%
REITs-Diversified: 4.06%

$1,000,000	Consolidated-Tomoka Land Co. 4.500%, 03/15/20(g)	$1,078,750

	Total Convertible Corporate Bonds (Cost $1,000,000)	1,078,750

	Total Investments: 100.55% (Cost $26,872,114)	26,698,571

	Net Other Assets and Liabilities: (0.55)%	(145,712)

	Net Assets: 100.00%	$26,552,859

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $12,307,047, representing 46.35% of net assets.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Dividend rate will change at a future date. Dividend rate shown reflects the rate in effect at June 30, 2015.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.

(f) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,078,750, representing 4.06% of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/09/15	Ashford Hospitality Prime, Inc.(a)(c)	$2,204,250	$2,027,700	7.64%

Investment Abbreviations:

Jr. — Junior

REIT — Real Estate Investment Trust

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2015	30	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Global Infrastructure Fund	Forward International Real Estate Fund	Forward Real Estate Fund
Assets:
Investments, at value	$59,890,174	$73,021,117	$54,130,781
Cash	691,857	3,056,049	1,861,808
Foreign currency, at value (Cost $98,132, $36,998 and $—, respectively)	98,093	36,995	—
Receivable for investments sold	1,463,843	2,317,945	—
Receivable for shares sold	67,750	82,226	44,821
Receivable due from custodian	1,856	—	—
Interest and dividends receivable	258,215	357,655	202,122
Other assets	56,207	41,614	40,751

Total Assets	62,527,995	78,913,601	56,280,283

Liabilities:
Payable for investments purchased	395,083	4,498,080	826,449
Payable for shares redeemed	83,067	138,068	99,415
Payable to advisor	47,459	60,569	39,763
Payable for distribution and service fees	20,684	22,786	19,120
Payable to trustees	164	92	120
Payable for chief compliance officer fee	484	490	506
Payable to ReFlow (Note 2)	460	—	—
Payable for legal and audit fees	22,953	20,748	18,780
Accrued expenses and other liabilities	27,217	34,503	15,418

Total Liabilities	597,571	4,775,336	1,019,571

Net Assets	$61,930,424	$74,138,265	$55,260,712

Net Assets Consist of:
Paid-in capital	$117,048,654	$221,164,663	$36,466,817
Accumulated net investment income/(loss)	175,874	(3,527,232)	390,489
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(56,951,058)	(145,464,699)	8,253,002
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,656,954	1,965,533	10,150,404

Total Net Assets	$61,930,424	$74,138,265	$55,260,712

Investments, at Cost	$58,224,470	$71,048,226	$43,980,377

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$23.50	$15.42	$16.52
Net Assets	$23,887,297	$18,390,658	$40,693,933
Shares of beneficial interest outstanding	1,016,289	1,192,786	2,463,123
Institutional Class:
Net Asset Value, offering and redemption price per share	$23.72	$15.32	$14.49
Net Assets	$14,969,126	$22,323,838	$5,209,193
Shares of beneficial interest outstanding	631,102	1,456,759	359,540
Class A:
Net Asset Value, offering and redemption price per share	$23.64	$15.41	$16.38
Net Assets	$15,705,939	$16,347,776	$6,024,650
Shares of beneficial interest outstanding	664,404	1,061,095	367,797
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.08	$16.35	$17.38

See Notes to Financial Statements	31	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Global Infrastructure Fund (continued)	Forward International Real Estate Fund (continued)	Forward Real Estate Fund (continued)
Class B:
Net Asset Value, offering and redemption price per share	$23.54	—	—
Net Assets	$829,778	—	—
Shares of beneficial interest outstanding	35,255	—	—
Class C:
Net Asset Value, offering and redemption price per share	$23.57	$15.43	$16.51
Net Assets	$6,003,921	$11,566,535	$3,332,936
Shares of beneficial interest outstanding	254,707	749,392	201,875
Advisor Class:
Net Asset Value, offering and redemption price per share	$23.67	$15.32	—
Net Assets	$534,363	$5,509,458	—
Shares of beneficial interest outstanding	22,574	359,667	—

June 30, 2015	32	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Real Estate Long/Short Fund	Forward Select Income Fund	Forward Select Opportunity Fund
Assets:
Investments in affiliates, at value	$—	$83,900,415	$—
Investments, at value	68,137,081	1,594,060,796	26,698,571
Cash	—	93,018,064	2,751,246
Foreign currency, at value (Cost $8,747, $— and $—, respectively)	8,747	—	—
Deposit with broker for securities sold short	13,132,006	152,123,159	—
Receivable for investments sold	1,831,527	19,783,199	—
Receivable for shares sold	109,523	684,356	—
Interest and dividends receivable	258,175	10,685,615	139,038
Other assets	29,161	143,693	20,392

Total Assets	83,506,220	1,954,399,297	29,609,247

Liabilities:
Securities sold short (Proceeds $9,754,512, $147,576,102 and $—, respectively)	12,009,564	142,600,000	—
Payable on loan (Note 2)	4,293,236	180,267,532	3,007,940
Payable for interest due on loan (Note 2)	331	11,613	232
Payable for dividend expense on short sales	5,800	—	—
Payable to custodian	339,090	—	—
Payable for investments purchased	978,359	3,351,755	—
Payable for shares redeemed	55,026	7,155,548	—
Payable to advisor	55,475	1,378,190	14,806
Payable for distribution and service fees	28,346	523,884	11,528
Payable to trustees	123	3,328	49
Payable for chief compliance officer fee	395	8,791	108
Payable to ReFlow (Note 2)	942	—	—
Payable for legal and audit fees	22,243	87,480	19,938
Accrued expenses and other liabilities	16,057	253,852	1,787

Total Liabilities	17,804,987	335,641,973	3,056,388

Net Assets	$65,701,233	$1,618,757,324	$26,552,859

Net Assets Consist of:
Paid-in capital	$212,364,487	$1,405,432,043	$27,485,995
Accumulated net investment income/(loss)	435,874	(7,197)	15,366
Accumulated net realized gain/(loss) on investments, securities sold short, written option contracts and foreign currency transactions	(158,218,680)	65,007,937	(773,494)
Net unrealized appreciation/(depreciation) on investments, securities sold short and translation of assets and liabilities in foreign currencies	11,119,552	148,324,541	(175,008)

Total Net Assets	$65,701,233	$1,618,757,324	$26,552,859

Investments in Affiliates, at Cost	—	$107,977,502	—

Investments, at Cost	$54,762,398	$1,426,635,270	$26,872,114

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$32.60	$25.02	$25.14
Net Assets	$1,782,891	$132,128,833	$960,419
Shares of beneficial interest outstanding	54,688	5,281,683	38,200

See Notes to Financial Statements	33	June 30, 2015

Statement of Assets and Liabilities (Unaudited)

	Forward Real Estate Long/Short Fund (continued)	Forward Select Income Fund (continued)	Forward Select Opportunity Fund (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$33.62	$25.05	$25.12
Net Assets	$12,838,007	$582,034,401	$5,641,660
Shares of beneficial interest outstanding	381,891	23,239,124	224,559
Class A:
Net Asset Value, offering and redemption price per share	$32.65	$25.09	$25.13
Net Assets	$31,988,541	$588,665,635	$15,090,204
Shares of beneficial interest outstanding	979,672	23,461,543	600,603
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$34.64	$26.62	$26.66
Class B:
Net Asset Value, offering and redemption price per share	$32.47	$24.81	—
Net Assets	$508,290	$5,117,458	—
Shares of beneficial interest outstanding	15,654	206,264	—
Class C:
Net Asset Value, offering and redemption price per share	$32.35	$24.54	$25.09
Net Assets	$16,981,465	$256,429,183	$4,860,576
Shares of beneficial interest outstanding	524,966	10,447,601	193,703
Advisor Class:
Net Asset Value, offering and redemption price per share	$33.64	$25.04	—
Net Assets	$1,602,039	$54,381,814	—
Shares of beneficial interest outstanding	47,623	2,172,178	—

June 30, 2015	34	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Global Infrastructure Fund	Forward International Real Estate Fund	Forward Real Estate Fund
Investment Income:
Interest	$1,236	$365	$1,402
Dividends	1,583,075	1,489,472	1,000,561
Foreign taxes withheld	(130,842)	(128,353)	—

Total Investment Income	1,453,469	1,361,484	1,001,963

Expenses:
Investment advisory fee	272,832	379,716	250,905
Administration fee	28,505	33,172	21,022
Custodian fee	14,983	18,170	1,583
Legal and audit fees	24,835	23,882	21,246
Transfer agent fee	30,271	30,153	26,975
Trustees’ fees and expenses	4,695	5,405	4,770
Registration/filing fees	36,631	32,838	28,875
Reports to shareholder and printing fees	9,066	8,434	8,377
Distribution and service fees
Investor Class	41,080	31,120	86,100
Institutional Class	3,943	5,864	1,415
Class A	37,549	45,893	15,046
Class B	4,346	—	—
Class C	31,502	59,272	18,201
Advisor Class	230	2,337	—
Chief compliance officer fee	2,269	2,700	2,315
ReFlow fees (Note 2)	5,428	7,905	6,521
Other	7,755	4,434	3,754

Total expenses	555,920	691,295	497,105

Net Investment Income:	897,549	670,189	504,858

Net realized gain on investments	1,369,275	3,366,031	8,262,810
Net realized gain on futures contracts	41,397	—	—
Net realized loss on foreign currency	(33,940)	(130,521)	—
Net change in unrealized appreciation/(depreciation) on investments	(911,203)	1,167,657	(10,441,492)
Net change in unrealized depreciation on futures contracts	(195,424)	—	—
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(4,672)	(7,021)	—

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	265,433	4,396,146	(2,178,682)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,162,982	$5,066,335	$(1,673,824)

See Notes to Financial Statements	35	June 30, 2015

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Forward Real Estate Long/Short Fund	Forward Select Income Fund	Forward Select Opportunity Fund
Investment Income:
Interest	$53,206	$3,705,987	$156,870
Dividends	1,510,238	46,433,832	374,693
Dividends from affiliated investments	—	1,367,951	—
Foreign taxes withheld	(7,546)	—	(23,616)

Total Investment Income	1,555,898	51,507,770	507,947

Expenses:
Dividend expense on short sales	117,731	2,635,586	—
Interest on short sales	25,838	677,887	—
Investment advisory fee	356,199	8,988,367	121,402
Administration fee	26,799	439,079	11,035
Custodian fee	2,609	14,069	1,174
Legal and audit fees	25,913	211,921	21,741
Transfer agent fee	30,024	582,150	5,828
Trustees’ fees and expenses	5,448	138,806	1,933
Registration/filing fees	36,956	75,248	24,102
Reports to shareholder and printing fees	6,002	159,655	1,939
Distribution and service fees
Investor Class	4,217	304,887	1,977
Institutional Class	3,424	158,245	1,473
Class A	79,148	1,556,549	40,965
Class B	3,884	30,662	—
Class C	90,855	1,345,356	12,510
Advisor Class	656	22,623	—
Chief compliance officer fee	2,498	61,825	786
ReFlow fees (Note 2)	1,432	74,505	—
Interest on loan	35,776	561,920	6,863
Other	4,002	58,579	2,445

Total expenses before waiver	859,411	18,097,919	256,173
Less fees waived/reimbursed by investment advisor (Note 3)	—	—	(49,132)

Total Net Expenses	859,411	18,097,919	207,041

Net Investment Income:	696,487	33,409,851	300,906

Net realized gain/(loss) on investments	6,214,149	48,082,298	(741,599)
Net realized loss on securities sold short	(301,380)	—	—
Net realized gain on written option contracts	9,792	—	—
Net realized loss on foreign currency	(353)	—	(11,954)
Net change in unrealized depreciation on affiliated investments	—	(24,077,087)	—
Net change in unrealized appreciation/(depreciation) on investments	(9,126,245)	(60,002,921)	862,153
Net change in unrealized appreciation on securities sold short	688,738	11,196,164	—
Net change in unrealized appreciation on written option contracts	91,736	—	—
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(88)	—	(582)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Option Contracts and Foreign Currency Translations	(2,423,651)	(24,801,546)	108,018

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,727,164)	$8,608,305	$408,924

June 30, 2015	36	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Global Infrastructure Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$897,549	$1,009,079
Net realized gain on investments	1,369,275	10,754,107
Net realized gain/(loss) on futures contracts	41,397	(149,925)
Net realized loss on foreign currency transactions	(33,940)	(2,774,926)
Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	(1,111,299)	(10,089,740)

Net increase/(decrease) in net assets resulting from operations	1,162,982	(1,251,405)

Distributions to Shareholders:
From net investment income
Investor Class	(177,963)	(414,432)
Institutional Class	(137,588)	(620,205)
Class A	(117,744)	(229,599)
Class B	(4,025)	(7,136)
Class C	(28,746)	(51,082)
Advisor Class	(4,686)	(9,521)

Total distributions	(470,752)	(1,331,975)

Share Transactions:
Investor Class
Proceeds from sale of shares	11,038,192	57,131,566
Issued to shareholders in reinvestment of distributions	52,946	124,914
Cost of shares redeemed	(18,245,675)	(35,698,622)

Net increase/(decrease) from share transactions	(7,154,537)	21,557,858

Institutional Class
Proceeds from sale of shares	4,909,978	20,916,844
Issued to shareholders in reinvestment of distributions	102,979	390,619
Cost of shares redeemed	(30,787,278)	(19,261,915)

Net increase/(decrease) from share transactions	(25,774,321)	2,045,548

Class A
Proceeds from sale of shares	688,574	1,467,177
Issued to shareholders in reinvestment of distributions	106,077	202,652
Cost of shares redeemed	(3,019,501)	(6,664,309)

Net decrease from share transactions	(2,224,850)	(4,994,480)

Class B
Issued to shareholders in reinvestment of distributions	3,875	6,651
Cost of shares redeemed	(103,942)	(391,399)

Net decrease from share transactions	(100,067)	(384,748)

Class C
Proceeds from sale of shares	68,896	372,844
Issued to shareholders in reinvestment of distributions	26,949	48,244
Cost of shares redeemed	(747,851)	(1,231,519)

Net decrease from share transactions	(652,006)	(810,431)

Advisor Class
Proceeds from sale of shares	154,005	1,152,227
Issued to shareholders in reinvestment of distributions	4,240	6,474
Cost of shares redeemed	(85,766)	(1,075,870)

Net increase from share transactions	72,479	82,831

Net increase/(decrease) in net assets	$(35,141,072)	$14,913,198

Net Assets:
Beginning of period	97,071,496	82,158,298

End of period (including accumulated net investment income/(loss) of $175,874 and $(250,923), respectively)	$61,930,424	$97,071,496

See Notes to Financial Statements	37	June 30, 2015

Statement of Changes in Net Assets

	Forward Global Infrastructure Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	452,563	2,367,703
Distributions reinvested	2,210	5,304
Redeemed	(797,750)	(1,497,919)

Net increase/(decrease) in shares outstanding	(342,977)	875,088

Institutional Class
Sold	207,173	875,328
Distributions reinvested	4,277	16,380
Redeemed	(1,350,987)	(808,565)

Net increase/(decrease) in shares outstanding	(1,139,537)	83,143

Class A
Sold	28,877	60,962
Distributions reinvested	4,412	8,545
Redeemed	(127,253)	(278,360)

Net decrease in shares outstanding	(93,964)	(208,853)

Class B
Distributions reinvested	161	284
Redeemed	(4,388)	(16,308)

Net decrease in shares outstanding	(4,227)	(16,024)

Class C
Sold	2,967	15,411
Distributions reinvested	1,117	2,060
Redeemed	(31,237)	(51,690)

Net decrease in shares outstanding	(27,153)	(34,219)

Advisor Class
Sold	6,395	45,805
Distributions reinvested	176	272
Redeemed	(3,714)	(44,911)

Net increase in shares outstanding	2,857	1,166

June 30, 2015	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Real Estate Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$670,189	$2,222,357
Net realized gain on investments	3,366,031	169,390
Net realized loss on foreign currency transactions	(130,521)	(7,614,622)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,160,636	3,747,170

Net increase/(decrease) in net assets resulting from operations	5,066,335	(1,475,705)

Distributions to Shareholders:
From net investment income
Investor Class	(329,666)	(1,032,710)
Institutional Class	(451,338)	(2,640,392)
Class A	(342,344)	(2,063,414)
Class C	(180,232)	(849,244)
Advisor Class	(96,791)	(321,662)

Total distributions	(1,400,371)	(6,907,422)

Share Transactions:
Investor Class
Proceeds from sale of shares	13,267,957	31,075,540
Issued to shareholders in reinvestment of distributions	108,372	365,282
Cost of shares redeemed	(10,974,418)	(64,060,804)

Net increase/(decrease) from share transactions	2,401,911	(32,619,982)

Institutional Class
Proceeds from sale of shares	8,248,778	31,816,226
Issued to shareholders in reinvestment of distributions	140,774	648,279
Cost of shares redeemed	(12,088,883)	(69,844,958)

Net decrease from share transactions	(3,699,331)	(37,380,453)

Class A
Proceeds from sale of shares	1,842,663	1,269,745
Issued to shareholders in reinvestment of distributions	317,867	1,974,435
Cost of shares redeemed	(12,374,934)	(10,060,017)

Net decrease from share transactions	(10,214,404)	(6,815,837)

Class C
Proceeds from sale of shares	577,230	1,263,895
Issued to shareholders in reinvestment of distributions	165,818	760,924
Cost of shares redeemed	(1,629,379)	(3,738,476)

Net decrease from share transactions	(886,331)	(1,713,657)

Advisor Class
Proceeds from sale of shares	1,722,147	3,551,848
Issued to shareholders in reinvestment of distributions	82,115	256,581
Cost of shares redeemed	(603,602)	(2,692,723)

Net increase from share transactions	1,200,660	1,115,706

Net decrease in net assets	$(7,531,531)	$(85,797,350)

Net Assets:
Beginning of period	81,669,796	167,467,146

End of period (including accumulated net investment loss of $(3,527,232) and $(2,797,050), respectively)	$74,138,265	$81,669,796

See Notes to Financial Statements	39	June 30, 2015

Statement of Changes in Net Assets

	Forward International Real Estate Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	858,609	1,920,150
Distributions reinvested	7,118	24,574
Redeemed	(716,661)	(4,185,519)

Net increase/(decrease) in shares outstanding	149,066	(2,240,795)

Institutional Class
Sold	539,504	2,068,328
Distributions reinvested	9,293	43,672
Redeemed	(790,911)	(4,543,556)

Net decrease in shares outstanding	(242,114)	(2,431,556)

Class A
Sold	118,977	82,010
Distributions reinvested	20,928	132,604
Redeemed	(801,967)	(653,932)

Net decrease in shares outstanding	(662,062)	(439,318)

Class C
Sold	37,112	79,150
Distributions reinvested	10,915	51,078
Redeemed	(104,979)	(241,771)

Net decrease in shares outstanding	(56,952)	(111,543)

Advisor Class
Sold	112,132	231,855
Distributions reinvested	5,421	17,294
Redeemed	(40,315)	(175,388)

Net increase in shares outstanding	77,238	73,761

June 30, 2015	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Real Estate Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$504,858	$998,926
Net realized gain on investments	8,262,810	7,807,733
Net change in unrealized appreciation/(depreciation) on investments	(10,441,492)	13,679,270

Net increase/(decrease) in net assets resulting from operations	(1,673,824)	22,485,929

Distributions to Shareholders:
From net investment income
Investor Class	(125,159)	(748,497)
Institutional Class	(28,636)	(145,168)
Class A	(16,847)	(70,227)
Class C	(1,336)	(15,771)
From net realized gains on investments
Investor Class	—	(4,973,169)
Institutional Class	—	(700,799)
Class A	—	(466,514)
Class C	—	(231,918)

Total distributions	(171,978)	(7,352,063)

Share Transactions:
Investor Class
Proceeds from sale of shares	19,668,035	81,069,269
Issued to shareholders in reinvestment of distributions	97,981	5,369,351
Cost of shares redeemed	(51,025,797)	(84,643,054)

Net increase/(decrease) from share transactions	(31,259,781)	1,795,566

Institutional Class
Proceeds from sale of shares	6,436,642	19,790,599
Issued to shareholders in reinvestment of distributions	14,122	479,281
Cost of shares redeemed	(10,080,777)	(22,464,546)

Net decrease from share transactions	(3,630,013)	(2,194,666)

Class A
Proceeds from sale of shares	162,093	363,904
Issued to shareholders in reinvestment of distributions	15,160	483,810
Cost of shares redeemed	(671,805)	(1,496,422)

Net decrease from share transactions	(494,552)	(648,708)

Class C
Proceeds from sale of shares	60,346	1,450,890
Issued to shareholders in reinvestment of distributions	1,289	237,717
Cost of shares redeemed	(185,854)	(472,031)

Net increase/(decrease) from share transactions	(124,219)	1,216,576

Net increase/(decrease) in net assets	$(37,354,367)	$15,302,634

Net Assets:
Beginning of period	92,615,079	77,312,445

End of period (including accumulated net investment income of $390,489 and $57,609, respectively)	$55,260,712	$92,615,079

See Notes to Financial Statements	41	June 30, 2015

Statement of Changes in Net Assets

	Forward Real Estate Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	1,117,685	4,905,629
Distributions reinvested	5,729	310,946
Redeemed	(2,847,713)	(5,050,537)

Net increase/(decrease) in shares outstanding	(1,724,299)	166,038

Institutional Class
Sold	410,478	1,336,796
Distributions reinvested	936	31,605
Redeemed	(644,215)	(1,513,128)

Net decrease in shares outstanding	(232,801)	(144,727)

Class A
Sold	9,171	21,703
Distributions reinvested	894	28,292
Redeemed	(38,126)	(88,994)

Net decrease in shares outstanding	(28,061)	(38,999)

Class C
Sold	3,350	79,710
Distributions reinvested	77	13,748
Redeemed	(10,472)	(28,215)

Net increase/(decrease) in shares outstanding	(7,045)	65,243

June 30, 2015	42	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Real Estate Long/Short Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$696,487	$599,659
Net realized gain on investments	6,214,149	7,423,637
Net realized loss on securities sold short	(301,380)	(986,355)
Net realized gain/(loss) on written option contracts	9,792	(19,775)
Net realized loss on foreign currency transactions	(353)	(9,771)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, written option contracts and translation of assets and liabilities in foreign currencies	(8,345,859)	7,896,420

Net increase/(decrease) in net assets resulting from operations	(1,727,164)	14,903,815

Distributions to Shareholders:
From net investment income
Investor Class	(3,916)	(13,496)
Institutional Class	(39,884)	(201,917)
Class A	(70,068)	(311,794)
Class B	(113)	(3,565)
Class C	(13,501)	(65,191)
Advisor Class	(4,931)	(10,002)

Total distributions	(132,413)	(605,965)

Share Transactions:
Investor Class
Proceeds from sale of shares	723,087	2,699,277
Issued to shareholders in reinvestment of distributions	3,916	13,477
Cost of shares redeemed	(1,056,712)	(1,459,001)

Net increase/(decrease) from share transactions	(329,709)	1,253,753

Institutional Class
Proceeds from sale of shares	1,370,329	10,919,334
Issued to shareholders in reinvestment of distributions	33,859	169,400
Cost of shares redeemed	(2,471,864)	(15,042,720)

Net decrease from share transactions	(1,067,676)	(3,953,986)

Class A
Proceeds from sale of shares	1,638,076	4,885,324
Issued to shareholders in reinvestment of distributions	60,516	263,131
Cost of shares redeemed	(4,211,998)	(7,095,946)

Net decrease from share transactions	(2,513,406)	(1,947,491)

Class B
Proceeds from sale of shares	—	26,593
Issued to shareholders in reinvestment of distributions	110	3,372
Cost of shares redeemed	(529,126)	(933,725)

Net decrease from share transactions	(529,016)	(903,760)

Class C
Proceeds from sale of shares	1,035,045	1,164,187
Issued to shareholders in reinvestment of distributions	13,011	61,787
Cost of shares redeemed	(1,484,977)	(3,993,392)

Net decrease from share transactions	(436,921)	(2,767,418)

Advisor Class
Proceeds from sale of shares	1,314,859	713,384
Issued to shareholders in reinvestment of distributions	4,931	10,002
Cost of shares redeemed	(603,325)	(906,571)

Net increase/(decrease) from share transactions	716,465	(183,185)

Net increase/(decrease) in net assets	$(6,019,840)	$5,795,763

Net Assets:
Beginning of period	71,721,073	65,925,310

End of period (including accumulated net investment income/(loss) of $435,874 and $(128,200), respectively)	$65,701,233	$71,721,073

See Notes to Financial Statements	43	June 30, 2015

Statement of Changes in Net Assets

	Forward Real Estate Long/Short Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	20,761	157,188
Distributions reinvested	119	412
Redeemed	(30,986)	(119,785)

Net increase/(decrease) in shares outstanding	(10,106)	37,815

Institutional Class
Sold	39,302	351,220
Distributions reinvested	998	5,214
Redeemed	(69,947)	(475,664)

Net decrease in shares outstanding	(29,647)	(119,230)

Class A
Sold	46,916	154,249
Distributions reinvested	1,836	8,222
Redeemed	(123,261)	(226,269)

Net decrease in shares outstanding	(74,509)	(63,798)

Class B
Sold	—	905
Distributions reinvested	3	103
Redeemed	(15,457)	(30,315)

Net decrease in shares outstanding	(15,454)	(29,307)

Class C
Sold	29,965	37,187
Distributions reinvested	398	1,888
Redeemed	(43,672)	(130,749)

Net decrease in shares outstanding	(13,309)	(91,674)

Advisor Class
Sold	37,270	21,920
Distributions reinvested	145	306
Redeemed	(17,143)	(28,362)

Net increase/(decrease) in shares outstanding	20,272	(6,136)

June 30, 2015	44	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Select Income Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$33,409,851	$48,140,054
Net realized gain on investments	48,082,298	103,825,154
Net realized loss on securities sold short	—	(13,111,115)
Net change in unrealized appreciation/(depreciation) on affiliated investments, investments and securities sold short	(72,883,844)	101,598,565

Net increase in net assets resulting from operations	8,608,305	240,452,658

Distributions to Shareholders:
From net investment income
Investor Class	(2,810,156)	(2,867,801)
Institutional Class	(12,792,193)	(19,639,132)
Class A	(12,285,906)	(17,864,635)
Class B	(90,577)	(185,577)
Class C	(4,413,866)	(6,579,777)
Advisor Class	(1,024,350)	(839,101)
From net realized gains on investments
Investor Class	—	(5,075,657)
Institutional Class	—	(30,240,529)
Class A	—	(29,914,855)
Class B	—	(363,769)
Class C	—	(13,015,171)
Advisor Class	—	(1,230,308)

Total distributions	(33,417,048)	(127,816,312)

Share Transactions:
Investor Class
Proceeds from sale of shares	88,215,277	122,939,104
Issued to shareholders in reinvestment of distributions	1,298,322	4,389,800
Cost of shares redeemed	(70,111,579)	(119,444,849)

Net increase from share transactions	19,402,020	7,884,055

Institutional Class
Proceeds from sale of shares	151,869,349	375,027,804
Issued to shareholders in reinvestment of distributions	10,987,405	41,498,250
Cost of shares redeemed	(209,997,865)	(313,017,777)

Net increase/(decrease) from share transactions	(47,141,111)	103,508,277

Class A
Proceeds from sale of shares	113,629,405	278,523,300
Issued to shareholders in reinvestment of distributions	10,224,211	40,506,127
Cost of shares redeemed	(203,157,096)	(224,759,585)

Net increase/(decrease) from share transactions	(79,303,480)	94,269,842

Class B
Proceeds from sale of shares	167,701	370
Issued to shareholders in reinvestment of distributions	67,948	429,800
Cost of shares redeemed	(2,324,074)	(2,543,390)

Net decrease from share transactions	(2,088,425)	(2,113,220)

Class C
Proceeds from sale of shares	10,850,176	21,049,129
Issued to shareholders in reinvestment of distributions	3,783,299	17,221,104
Cost of shares redeemed	(25,778,016)	(51,482,788)

Net decrease from share transactions	(11,144,541)	(13,212,555)

Advisor Class
Proceeds from sale of shares	31,058,184	21,607,629
Issued to shareholders in reinvestment of distributions	964,693	1,852,670
Cost of shares redeemed	(8,932,474)	(7,649,314)

Net increase from share transactions	23,090,403	15,810,985

Net increase/(decrease) in net assets	$(121,993,877)	$318,783,730

Net Assets:
Beginning of period	1,740,751,201	1,421,967,471

End of period (including accumulated net investment loss of $(7,197) and $0, respectively)	$1,618,757,324	$1,740,751,201

See Notes to Financial Statements	45	June 30, 2015

Statement of Changes in Net Assets

	Forward Select Income Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Changes in Shares Outstanding:
Investor Class
Sold	3,428,096	4,840,399
Distributions reinvested	50,974	173,283
Redeemed	(2,728,269)	(4,686,040)

Net increase in shares outstanding	750,801	327,642

Institutional Class
Sold	5,882,429	14,768,804
Distributions reinvested	431,110	1,640,592
Redeemed	(8,146,600)	(12,355,491)

Net increase/(decrease) in shares outstanding	(1,833,061)	4,053,905

Class A
Sold	4,385,280	10,900,857
Distributions reinvested	400,127	1,598,924
Redeemed	(7,890,674)	(8,859,909)

Net increase/(decrease) in shares outstanding	(3,105,267)	3,639,872

Class B
Sold	6,523	14
Distributions reinvested	2,689	17,175
Redeemed	(90,790)	(101,927)

Net decrease in shares outstanding	(81,578)	(84,738)

Class C
Sold	427,636	846,240
Distributions reinvested	151,508	694,559
Redeemed	(1,021,217)	(2,089,834)

Net decrease in shares outstanding	(442,073)	(549,035)

Advisor Class
Sold	1,204,927	846,819
Distributions reinvested	37,884	73,189
Redeemed	(347,268)	(302,363)

Net increase in shares outstanding	895,543	617,645

June 30, 2015	46	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Select Opportunity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)(b)
Operations:
Net investment income	$300,906	$436,186
Net realized gain/(loss) on investments	(741,599)	2,440,036
Net realized loss on foreign currency transactions	(11,954)	(156,846)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	861,571	(1,515,241)

Net increase in net assets resulting from operations	408,924	1,204,135

Distributions to Shareholders:
From net investment income
Investor Class	(11,618)	(17,192)
Institutional Class	(79,043)	(287,565)
Class A	(166,506)	(289,109)
Class C	(29,301)	(21,984)
From net realized gains on investments
Investor Class	—	(84,830)
Institutional Class	—	(905,864)
Class A	—	(1,159,230)
Class C	—	(119,800)

Total distributions	(286,468)	(2,885,574)

Share Transactions:
Investor Class
Proceeds from sale of shares	76,174	1,077,093
Issued to shareholders in reinvestment of distributions	9,038	102,019
Cost of shares redeemed	(152,689)	(26,421)

Net increase/(decrease) from share transactions	(67,477)	1,152,691

Institutional Class
Proceeds from sale of shares	331,189	6,013,529
Issued to shareholders in reinvestment of distributions	20,212	598,581
Cost of shares redeemed	(837,537)	(9,812,042)

Net decrease from share transactions	(486,136)	(3,199,932)

Class A
Proceeds from sale of shares	4,020,613	14,316,032
Issued to shareholders in reinvestment of distributions	160,731	1,443,995
Cost of shares redeemed	(2,735,722)	(15,875,301)

Net increase/(decrease) from share transactions	1,445,622	(115,274)

Class C
Proceeds from sale of shares	3,926,553	1,456,422
Issued to shareholders in reinvestment of distributions	28,976	140,310
Cost of shares redeemed	(252,387)	(186,791)

Net increase from share transactions	3,703,142	1,409,941

Net increase/(decrease) in net assets	$4,717,607	$(2,434,013)

Net Assets:
Beginning of period	21,835,252	24,269,265

End of period (including accumulated net investment income of $15,366 and $928, respectively)	$26,552,859	$21,835,252

See Notes to Financial Statements	47	June 30, 2015

Statement of Changes in Net Assets

	Forward Select Opportunity Fund (continued)
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)(b)
Changes in Shares Outstanding:
Investor Class
Sold	2,982	37,745
Distributions reinvested	355	4,045
Redeemed	(5,933)	(994)

Net increase/(decrease) in shares outstanding	(2,596)	40,796

Institutional Class
Sold	13,285	218,636
Distributions reinvested	795	23,461
Redeemed	(33,037)	(372,646)

Net decrease in shares outstanding	(18,957)	(130,549)

Class A
Sold	157,041	519,044
Distributions reinvested	6,318	57,071
Redeemed	(106,917)	(589,331)

Net increase/(decrease) in shares outstanding	56,442	(13,216)

Class C
Sold	151,398	53,005
Distributions reinvested	1,138	5,578
Redeemed	(9,884)	(7,532)

Net increase in shares outstanding	142,652	51,051

(a) The Forward Select Opportunity Fund began offering Investor Class shares on June 2, 2014.

(b) The Forward Select Opportunity Fund began offering Class C shares on February 18, 2014.

June 30, 2015	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$22.85		$23.17	$21.02	$18.68	$22.54
Income/(Loss) from Operations:
Net investment income(b)	0.37		0.24	0.35	0.04	0.23
Net realized and unrealized gain/(loss) on investments	0.46		(0.25)	2.00	2.62	(3.75)

Total from Investment Operations	0.83		(0.01)	2.35	2.66	(3.52)

Less Distributions:
From investment income	(0.18)		(0.31)	(0.20)	(0.32)	(0.34)

Total Distributions	(0.18)		(0.31)	(0.20)	(0.32)	(0.34)

Net Increase/(Decrease) in Net Asset Value	0.65		(0.32)	2.15	2.34	(3.86)

Net Asset Value, End of Period	$23.50		$22.85	$23.17	$21.02	$18.68

Total Return	3.73	%(c)	(0.17)%	11.31%	14.48%	(15.74	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$23,887		$31,054	$11,217	$27,193	$21
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.15	%(d)	1.01%	1.62%	0.18%	1.83	%(d)
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.72	%(d)(e)
Operating expenses excluding reimbursement/waiver	1.84	%(d)	1.70%	1.67%	1.66%	1.73	%(d)
Portfolio Turnover Rate	56	%(c)	135%	101%	74%	88	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	49	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$23.03		$23.32	$21.10	$18.72	$20.27		$19.39
Income/(Loss) from Operations:
Net investment income	0.37	(a)	0.31 (a)	0.40 (a)	0.32 (a)	0.43	(a)	0.44
Net realized and unrealized gain/(loss) on investments	0.54		(0.24)	2.04	2.42	(1.60)		1.11

Total from Investment Operations	0.91		0.07	2.44	2.74	(1.17)		1.55

Less Distributions:
From investment income	(0.22)		(0.36)	(0.22)	(0.36)	(0.38)		(0.67)

Total Distributions	(0.22)		(0.36)	(0.22)	(0.36)	(0.38)		(0.67)

Net Increase/(Decrease) in Net Asset Value	0.69		(0.29)	2.22	2.38	(1.55)		0.88

Net Asset Value, End of Period	$23.72		$23.03	$23.32	$21.10	$18.72		$20.27

Total Return	4.05	%(b)	0.17%	11.69%	14.95%	(5.92)%		8.50%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$14,969		$40,774	$39,347	$90,441	$72,691		$37,217
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.06	%(c)	1.30%	1.86%	1.61%	2.12%		2.13%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.29	%(d)	1.25%
Operating expenses excluding reimbursement/waiver	1.48	%(c)	1.35%	1.30%	1.23%	1.29%		1.26%
Portfolio Turnover Rate	56	%(b)	135%	101%	74%	88%		85%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2015	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$22.98		$23.29	$21.12	$18.72	$20.28		$19.38
Income/(Loss) from Operations:
Net investment income	0.34	(a)	0.21 (a)	0.24 (a)	0.26 (a)	0.36	(a)	0.40
Net realized and unrealized gain/(loss) on investments	0.50		(0.24)	2.11	2.43	(1.60)		1.12

Total from Investment Operations	0.84		(0.03)	2.35	2.69	(1.24)		1.52

Less Distributions:
From investment income	(0.18)		(0.28)	(0.18)	(0.29)	(0.32)		(0.62)

Total Distributions	(0.18)		(0.28)	(0.18)	(0.29)	(0.32)		(0.62)

Net Increase/(Decrease) in Net Asset Value	0.66		(0.31)	2.17	2.40	(1.56)		0.90

Net Asset Value, End of Period	$23.64		$22.98	$23.29	$21.12	$18.72		$20.28

Total Return(b)	3.67	%(c)	(0.19)%	11.26%	14.57%	(6.24)%		8.29%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$15,706		$17,427	$22,524	$23,848	$27,248		$50,631
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.88	%(d)	0.89%	1.10%	1.31%	1.75%		1.85%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.52	%(e)	1.50%
Operating expenses excluding reimbursement/waiver	1.90	%(d)	1.75%	1.74%	1.58%	1.52%		1.51%
Portfolio Turnover Rate	56	%(c)	135%	101%	74%	88%		85%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	51	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$22.88		$23.21	$21.10	$18.73	$20.28		$19.36
Income/(Loss) from Operations:
Net investment income	0.28	(a)	0.08 (a)	0.11 (a)	0.13 (a)	0.20	(a)	0.26
Net realized and unrealized gain/(loss) on investments	0.49		(0.24)	2.11	2.42	(1.59)		1.13

Total from Investment Operations	0.77		(0.16)	2.22	2.55	(1.39)		1.39

Less Distributions:
From investment income	(0.11)		(0.17)	(0.11)	(0.18)	(0.16)		(0.47)

Total Distributions	(0.11)		(0.17)	(0.11)	(0.18)	(0.16)		(0.47)

Net Increase/(Decrease) in Net Asset Value	0.66		(0.33)	2.11	2.37	(1.55)		0.92

Net Asset Value, End of Period	$23.54		$22.88	$23.21	$21.10	$18.73		$20.28

Total Return(b)	3.42	%(c)	(0.73)%	10.61%	13.78%	(6.93)%		7.50%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$830		$903	$1,288	$1,608	$2,203		$3,184
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.34	%(d)	0.32%	0.50%	0.65%	0.98%		1.17%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	2.27	%(e)	2.25%
Operating expenses excluding reimbursement/waiver	2.45	%(d)	2.30%	2.32%	2.23%	2.28%		2.26%
Portfolio Turnover Rate	56	%(c)	135%	101%	74%	88%		85%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2015	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$22.92		$23.25	$21.14	$18.77	$20.32		$19.40
Income/(Loss) from Operations:
Net investment income	0.28	(a)	0.08 (a)	0.11 (a)	0.13 (a)	0.20	(a)	0.26
Net realized and unrealized gain/(loss) on investments	0.48		(0.23)	2.11	2.43	(1.58)		1.13

Total from Investment Operations	0.76		(0.15)	2.22	2.56	(1.38)		1.39

Less Distributions:
From investment income	(0.11)		(0.18)	(0.11)	(0.19)	(0.17)		(0.47)

Total Distributions	(0.11)		(0.18)	(0.11)	(0.19)	(0.17)		(0.47)

Net Increase/(Decrease) in Net Asset Value	0.65		(0.33)	2.11	2.37	(1.55)		0.92

Net Asset Value, End of Period	$23.57		$22.92	$23.25	$21.14	$18.77		$20.32

Total Return(b)	3.41	%(c)	(0.75)%	10.60%	13.78%	(6.90)%		7.51%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,004		$6,459	$7,350	$8,223	$8,397		$11,697
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.33	%(d)	0.35%	0.51%	0.63%	0.99%		1.14%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	2.28	%(e)	2.25%
Operating expenses excluding reimbursement/waiver	2.45	%(d)	2.30%	2.32%	2.23%	2.28%		2.26%
Portfolio Turnover Rate	56	%(c)	135%	101%	74%	88%		85%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	53	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$23.01		$23.30	$21.10	$18.72	$20.27		$18.70
Income/(Loss) from Operations:
Net investment income	0.42	(c)	0.32 (c)	0.44 (c)	0.29 (c)	0.41	(c)	0.33
Net realized and unrealized gain/(loss) on investments	0.46		(0.26)	1.98	2.45	(1.58)		1.91

Total from Investment Operations	0.88		0.06	2.42	2.74	(1.17)		2.24

Less Distributions:
From investment income	(0.22)		(0.35)	(0.22)	(0.36)	(0.38)		(0.67)

Total Distributions	(0.22)		(0.35)	(0.22)	(0.36)	(0.38)		(0.67)

Net Increase/(Decrease) in Net Asset Value	0.66		(0.29)	2.20	2.38	(1.55)		1.57

Net Asset Value, End of Period	$23.67		$23.01	$23.30	$21.10	$18.72		$20.27

Total Return	3.85	%(d)	0.18%	11.63%	14.89%	(5.92)%		12.49	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$534		$454	$432	$3,694	$223		$168
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.52	%(e)	1.29%	2.00%	1.45%	2.03%		2.60	%(e)
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.28	%(f)	1.24	%(e)
Operating expenses excluding reimbursement/waiver	1.55	%(e)	1.38%	1.29%	1.24%	1.29%		1.26	%(e)
Portfolio Turnover Rate	56	%(d)	135%	101%	74%	88%		85	%(g)

(a) Prior to May 1, 2013, the Forward Global Infrastructure Fund Advisor Class was known as the Forward Global Infrastructure Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the expense limitation agreement expired.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2015	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$14.74		$15.65		$17.26	$12.17	$17.58
Income/(Loss) from Operations:
Net investment income(b)	0.14		0.18		0.38	0.46	0.17
Net realized and unrealized gain/(loss) on investments	0.82		0.02		(1.01)	6.03	(4.05)

Total from Investment Operations	0.96		0.20		(0.63)	6.49	(3.88)

Less Distributions:
From investment income	(0.28)		(1.11)		(0.98)	(1.40)	(1.53)

Total Distributions	(0.28)		(1.11)		(0.98)	(1.40)	(1.53)

Net Increase/(Decrease) in Net Asset Value	0.68		(0.91)		(1.61)	5.09	(5.41)

Net Asset Value, End of Period	$15.42		$14.74		$15.65	$17.26	$12.17

Total Return	6.57	%(c)	1.33%		(3.51)%	54.05%	(22.31	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$18,391		$15,385		$51,393	$12,027	$30
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.86	%(d)	1.17%		2.30%	2.76%	1.81	%(d)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a		1.79	%(e)	1.75%	1.80%	1.80	%(d)
Operating expenses excluding reimbursement/waiver	1.85	%(d)	1.79%		1.75%	1.84%	2.34	%(d)
Portfolio Turnover Rate	158	%(c)	242%		202%	209%	309	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	55	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$14.65		$15.61		$17.24		$12.13	$15.97	$15.51
Income/(Loss) from Operations:
Net investment income	0.16	(a)	0.38	(a)	0.43	(a)	0.47 (a)	0.39 (a)	0.64
Net realized and unrealized gain/(loss) on investments	0.82		(0.12)		(1.02)		6.07	(2.66)	1.96

Total from Investment Operations	0.98		0.26		(0.59)		6.54	(2.27)	2.60

Less Distributions:
From investment income	(0.31)		(1.22)		(1.04)		(1.43)	(1.57)	(2.14)

Total Distributions	(0.31)		(1.22)		(1.04)		(1.43)	(1.57)	(2.14)

Net Increase/(Decrease) in Net Asset Value	0.67		(0.96)		(1.63)		5.11	(3.84)	0.46

Net Asset Value, End of Period	$15.32		$14.65		$15.61		$17.24	$12.13	$15.97

Total Return	6.76	%(b)	1.75%		(3.31)%		54.75%	(14.56)%	18.46%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,324		$24,886		$64,484		$62,978	$4,260	$3,187
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.08	%(c)	2.47%		2.52%		2.81%	2.59%	2.90%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a		1.45	%(d)	1.40	%(e)	1.40%	1.40%	1.40%
Operating expenses excluding reimbursement/waiver	1.49	%(c)	1.47%		1.40%		1.43%	1.78%	1.76%
Portfolio Turnover Rate	158	%(b)	242%		202%		209%	309%	285%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2014, the expense limitation agreement expired.

(e) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.45%.

June 30, 2015	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$14.72		$15.68		$17.28		$12.17		$16.04	$15.54
Income/(Loss) from Operations:
Net investment income	0.12	(a)	0.35	(a)	0.31	(a)	0.41	(a)	0.34 (a)	0.07
Net realized and unrealized gain/(loss) on investments	0.84		(0.15)		(0.97)		6.09		(2.67)	2.52

Total from Investment Operations	0.96		0.20		(0.66)		6.50		(2.33)	2.59

Less Distributions:
From investment income	(0.27)		(1.16)		(0.94)		(1.39)		(1.54)	(2.09)

Total Distributions	(0.27)		(1.16)		(0.94)		(1.39)		(1.54)	(2.09)

Net Increase/(Decrease) in Net Asset Value	0.69		(0.96)		(1.60)		5.11		(3.87)	0.50

Net Asset Value, End of Period	$15.41		$14.72		$15.68		$17.28		$12.17	$16.04

Total Return(b)	6.56	%(c)	1.32%		(3.71)%		54.06%		(14.80)%	18.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,348		$25,369		$33,913		$74,449		$20,594	$29,007
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.55	%(d)	2.22%		1.80%		2.51%		2.23%	2.57%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a		1.85	%(e)	1.80	%(f)	1.77	%(g)	1.65%	1.65%
Operating expenses excluding reimbursement/waiver	1.89	%(d)	1.87%		1.80%		1.83%		1.99%	2.01%
Portfolio Turnover Rate	158	%(c)	242%		202%		209%		309%	285%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired.

(f) Effective May 1, 2013, the annual expense limitation rate changed from 1.80% to 1.85%.

(g) Effective May 1, 2012, the annual expense limitation rate changed from 1.65% to 1.80%.

See Notes to Financial Statements	57	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$14.75		$15.71		$17.33	$12.20	$16.06	$15.56
Income/(Loss) from Operations:
Net investment income	0.09	(a)	0.26	(a)	0.27 (a)	0.29 (a)	0.22 (a)	0.32
Net realized and unrealized gain/(loss) on investments	0.82		(0.15)		(1.02)	6.12	(2.67)	2.15

Total from Investment Operations	0.91		0.11		(0.75)	6.41	(2.45)	2.47

Less Distributions:
From investment income	(0.23)		(1.07)		(0.87)	(1.28)	(1.41)	(1.97)

Total Distributions	(0.23)		(1.07)		(0.87)	(1.28)	(1.41)	(1.97)

Net Increase/(Decrease) in Net Asset Value	0.68		(0.96)		(1.62)	5.13	(3.86)	0.50

Net Asset Value, End of Period	$15.43		$14.75		$15.71	$17.33	$12.20	$16.06

Total Return(b)	6.29	%(c)	0.75%		(4.23)%	53.13%	(15.42)%	17.40%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,567		$11,896		$14,421	$12,780	$7,916	$11,489
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.18	%(d)	1.66%		1.60%	1.81%	1.45%	1.87%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a		2.40	%(e)	2.39%	2.40%	2.40%	2.40%
Operating expenses excluding reimbursement/waiver	2.44	%(d)	2.42%		2.39%	2.48%	2.74%	2.76%
Portfolio Turnover Rate	158	%(c)	242%		202%	209%	309%	285%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2014, the expense limitation agreement expired.

June 30, 2015	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$14.64		$15.60		$17.22		$12.12	$17.52
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.44		0.41		0.25	0.32
Net realized and unrealized gain/(loss) on investments	0.81		(0.18)		(1.00)		6.29	(4.15)

Total from Investment Operations	0.98		0.26		(0.59)		6.54	(3.83)

Less Distributions:
From investment income	(0.30)		(1.22)		(1.03)		(1.44)	(1.57)

Total Distributions	(0.30)		(1.22)		(1.03)		(1.44)	(1.57)

Net Increase/(Decrease) in Net Asset Value	0.68		(0.96)		(1.62)		5.10	(5.40)

Net Asset Value, End of Period	$15.32		$14.64		$15.60		$17.22	$12.12

Total Return	6.74	%(d)	1.71%		(3.29)%		54.68%	(22.10	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,509		$4,136		$3,256		$1,682	$8
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.27	%(e)	2.83%		2.42%		1.46%	3.32	%(e)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	n/a		1.50	%(f)	1.41	%(g)	1.38%	1.40	%(e)
Operating expenses excluding reimbursement/waiver	1.54	%(e)	1.52%		1.41%		1.45%	1.91	%(e)
Portfolio Turnover Rate	158	%(d)	242%		202%		209%	309	%(h)

(a) Prior to May 1, 2013, the Forward International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.

(b) The Fund began offering Advisor Class shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.50%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	59	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$17.45		$14.73	$14.97	$12.71	$12.33		$10.03
Income/(Loss) from Operations:
Net investment income	0.15	(a)	0.18 (a)	0.15 (a)	0.11 (a)	0.10	(a)	0.17
Net realized and unrealized gain/(loss) on investments	(1.03)		3.96	0.22	2.26	0.37		2.36

Total from Investment Operations	(0.88)		4.14	0.37	2.37	0.47		2.53

Less Distributions:
From investment income	(0.05)		(0.18)	(0.11)	(0.11)	(0.09)		(0.23)
From capital gains	—		(1.24)	(0.50)	—	—		—

Total Distributions	(0.05)		(1.42)	(0.61)	(0.11)	(0.09)		(0.23)

Net Increase/(Decrease) in Net Asset Value	(0.93)		2.72	(0.24)	2.26	0.38		2.30

Net Asset Value, End of Period	$16.52		$17.45	$14.73	$14.97	$12.71		$12.33

Total Return	(5.05	)%(b)	28.30%	2.47%	18.69%	3.84%		25.40%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$40,694		$73,060	$59,219	$25,602	$24,126		$25,733
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.74	%(c)	1.10%	0.99%	0.78%	0.78%		1.48%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.65	%(d)	1.60%
Operating expenses excluding reimbursement/waiver	1.67	%(c)	1.58%	1.63%	1.67%	1.68%		1.87%
Portfolio Turnover Rate	45	%(b)	85%	58%	33%	36%		66%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2015	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$15.30		$13.06	$13.35	$11.34	$11.01		$8.98
Income/(Loss) from Operations:
Net investment income	0.15	(a)	0.21 (a)	0.18 (a)	0.17 (a)	0.14	(a)	0.08
Net realized and unrealized gain/(loss) on investments	(0.88)		3.51	0.20	2.01	0.33		2.22

Total from Investment Operations	(0.73)		3.72	0.38	2.18	0.47		2.30

Less Distributions:
From investment income	(0.08)		(0.24)	(0.17)	(0.17)	(0.14)		(0.27)
From capital gains	—		(1.24)	(0.50)	—	—		—

Total Distributions	(0.08)		(1.48)	(0.67)	(0.17)	(0.14)		(0.27)

Net Increase/(Decrease) in Net Asset Value	(0.81)		2.24	(0.29)	2.01	0.33		2.03

Net Asset Value, End of Period	$14.49		$15.30	$13.06	$13.35	$11.34		$11.01

Total Return	(4.79	)%(b)	28.77%	2.81%	19.28%	4.25%		25.91%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,209		$9,065	$9,625	$4,454	$764		$680
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.98	%(c)	1.42%	1.30%	1.30%	1.23%		1.86%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.25	%(d)	1.20%
Operating expenses excluding reimbursement/waiver	1.32	%(c)	1.22%	1.28%	1.25%	1.28%		1.47%
Portfolio Turnover Rate	45	%(b)	85%	58%	33%	36%		66%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	61	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$17.29		$14.61	$14.85	$12.60	$12.22		$9.95
Income/(Loss) from Operations:
Net investment income	0.14	(a)	0.17 (a)	0.11 (a)	0.12 (a)	0.12	(a)	0.15
Net realized and unrealized gain/(loss) on investments	(1.00)		3.92	0.26	2.25	0.37		2.37

Total from Investment Operations	(0.86)		4.09	0.37	2.37	0.49		2.52

Less Distributions:
From investment income	(0.05)		(0.17)	(0.11)	(0.12)	(0.11)		(0.25)
From capital gains	—		(1.24)	(0.50)	—	—		—

Total Distributions	(0.05)		(1.41)	(0.61)	(0.12)	(0.11)		(0.25)

Net Increase/(Decrease) in Net Asset Value	(0.91)		2.68	(0.24)	2.25	0.38		2.27

Net Asset Value, End of Period	$16.38		$17.29	$14.61	$14.85	$12.60		$12.22

Total Return(b)	(5.07	)%(c)	28.29%	2.44%	18.83%	4.01%		25.49%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,025		$6,846	$6,351	$6,994	$7,159		$8,571
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.61	%(d)	1.00%	0.69%	0.82%	0.92%		1.62%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.50	%(e)	1.45%
Operating expenses excluding reimbursement/waiver	1.73	%(d)	1.63%	1.66%	1.62%	1.53%		1.71%
Portfolio Turnover Rate	45	%(c)	85%	58%	33%	36%		66%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2015	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$17.44		$14.73	$14.99	$12.72	$12.35		$10.04
Income/(Loss) from Operations:
Net investment income	0.09	(a)	0.12 (a)	0.02 (a)	0.02 (a)	0.02	(a)	0.10
Net realized and unrealized gain/(loss) on investments	(1.01)		3.92	0.25	2.27	0.38		2.37

Total from Investment Operations	(0.92)		4.04	0.27	2.29	0.40		2.47

Less Distributions:
From investment income	(0.01)		(0.09)	(0.03)	(0.02)	(0.03)		(0.16)
From capital gains	—		(1.24)	(0.50)	—	—		—

Total Distributions	(0.01)		(1.33)	(0.53)	(0.02)	(0.03)		(0.16)

Net Increase/(Decrease) in Net Asset Value	(0.93)		2.71	(0.26)	2.27	0.37		2.31

Net Asset Value, End of Period	$16.51		$17.44	$14.73	$14.99	$12.72		$12.35

Total Return(b)	(5.30	)%(c)	27.57%	1.79%	18.04%	3.21%		24.71%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,333		$3,644	$2,117	$2,190	$2,178		$2,656
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.07	%(d)	0.71%	0.13%	0.17%	0.17%		0.88%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	2.25	%(e)	2.20%
Operating expenses excluding reimbursement/waiver	2.28	%(d)	2.19%	2.23%	2.27%	2.28%		2.46%
Portfolio Turnover Rate	45	%(c)	85%	58%	33%	36%		66%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	63	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$33.53		$27.29	$27.05	$22.48	$24.62
Income/(Loss) from Operations:
Net investment income(b)	0.35		0.36	0.24	0.32	0.31
Net realized and unrealized gain/(loss) on investments	(1.21)		6.19	0.40	4.82	(2.06)

Total from Investment Operations	(0.86)		6.55	0.64	5.14	(1.75)

Less Distributions:
From investment income	(0.07)		(0.31)	(0.40)	(0.57)	(0.39)

Total Distributions	(0.07)		(0.31)	(0.40)	(0.57)	(0.39)

Net Increase/(Decrease) in Net Asset Value	(0.93)		6.24	0.24	4.57	(2.14)

Net Asset Value, End of Period	$32.60		$33.53	$27.29	$27.05	$22.48

Total Return	(2.53	)%(c)	24.01%	2.37%	22.98%	(7.09	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,783		$2,172	$736	$1,894	$92
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.55	%(d)	1.83%	1.47%	1.91%	2.51	%(d)
Operating expenses	1.80	%(d)	1.82%	1.79%	1.73%	1.98	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.05	%(d)	1.15%	0.83%	1.24%	2.08	%(d)
Operating expenses	2.30	%(d)	2.50%	2.44%	2.40%	2.42	%(d)
Portfolio Turnover Rate	33	%(c)	45%	63%	53%	78	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$34.55		$28.12	$27.87	$23.10	$23.42	$18.43
Income/(Loss) from Operations:
Net investment income	0.42	(b)	0.40 (b)	0.38 (b)	0.31 (b)	0.52 (b)	0.90
Net realized and unrealized gain/(loss) on investments	(1.24)		6.45	0.39	5.10	(0.27)	5.23

Total from Investment Operations	(0.82)		6.85	0.77	5.41	0.25	6.13

Less Distributions:
From investment income	(0.11)		(0.42)	(0.52)	(0.64)	(0.57)	(1.14)

Total Distributions	(0.11)		(0.42)	(0.52)	(0.64)	(0.57)	(1.14)

Net Increase/(Decrease) in Net Asset Value	(0.93)		6.43	0.25	4.77	(0.32)	4.99

Net Asset Value, End of Period	$33.62		$34.55	$28.12	$27.87	$23.10	$23.42

Total Return	(2.39	)%(c)	24.44%	2.73%	23.54%	1.10%	33.67%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,838		$14,217	$14,926	$13,598	$8,692	$3,287
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.92	%(d)	1.95%	1.93%	1.85%	2.71%	4.58%
Operating expenses	1.45	%(d)	1.46%	1.42%	1.37%	1.46%	1.34%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.42	%(d)	1.27%	1.29%	1.18%	2.27%	4.33%
Operating expenses	1.95	%(d)	2.14%	2.07%	2.03%	1.90%	1.59%
Portfolio Turnover Rate	33	%(c)	45%	63%	53%	78%	95%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	65	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$33.59		$27.35	$27.12	$22.50	$22.83	$17.99
Income/(Loss) from Operations:
Net investment income	0.34	(b)	0.28 (b)	0.23 (b)	0.19 (b)	0.35 (b)	0.77
Net realized and unrealized gain/(loss) on investments	(1.21)		6.25	0.40	4.98	(0.17)	5.16

Total from Investment Operations	(0.87)		6.53	0.63	5.17	0.18	5.93

Less Distributions:
From investment income	(0.07)		(0.29)	(0.40)	(0.55)	(0.51)	(1.09)

Total Distributions	(0.07)		(0.29)	(0.40)	(0.55)	(0.51)	(1.09)

Net Increase/(Decrease) in Net Asset Value	(0.94)		6.24	0.23	4.62	(0.33)	4.84

Net Asset Value, End of Period	$32.65		$33.59	$27.35	$27.12	$22.50	$22.83

Total Return(c)	(2.59	)%(d)	23.94%	2.30%	23.07%	0.82%	33.34%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$31,989		$35,410	$30,582	$35,831	$33,601	$48,211
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.52	%(e)	1.58%	1.47%	1.40%	1.97%	4.11%
Operating expenses	1.85	%(e)	1.87%	1.82%	1.72%	1.67%	1.60%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.02	%(e)	0.90%	0.82%	0.74%	1.53%	3.86%
Operating expenses	2.35	%(e)	2.55%	2.46%	2.39%	2.11%	1.85%
Portfolio Turnover Rate	33	%(d)	45%	63%	53%	78%	95%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2015	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$33.42		$27.20	$26.98	$22.37		$22.70	$17.89
Income/(Loss) from Operations:
Net investment income/(loss)	0.22	(b)	0.08 (b)	0.06 (b)	(0.00	)(b)(c)	0.17 (b)	0.14
Net realized and unrealized gain/(loss) on investments	(1.16)		6.24	0.41	4.98		(0.17)	5.59

Total from Investment Operations	(0.94)		6.32	0.47	4.98		0.00	5.73

Less Distributions:
From investment income	(0.01)		(0.10)	(0.25)	(0.37)		(0.33)	(0.92)

Total Distributions	(0.01)		(0.10)	(0.25)	(0.37)		(0.33)	(0.92)

Net Increase/(Decrease) in Net Asset Value	(0.95)		6.22	0.22	4.61		(0.33)	4.81

Net Asset Value, End of Period	$32.47		$33.42	$27.20	$26.98		$22.37	$22.70

Total Return(d)	(2.82	)%(e)	23.25%	1.71%	22.31%		0.06%	32.34%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$508		$1,040	$1,643	$2,593		$4,384	$7,755
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.78	%(f)	0.95%	0.85%	0.65%		1.20%	3.04%
Operating expenses	2.39	%(f)	2.41%	2.38%	2.38%		2.42%	2.36%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.28	%(f)	0.27%	0.20%	(0.02)%		0.76%	2.80%
Operating expenses	2.89	%(f)	3.09%	3.03%	3.05%		2.86%	2.60%
Portfolio Turnover Rate	33	%(e)	45%	63%	53%		78%	95%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	67	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$33.32		$27.14	$26.93	$22.34	$22.67	$17.87
Income/(Loss) from Operations:
Net investment income	0.25	(b)	0.11 (b)	0.08 (b)	0.02 (b)	0.19 (b)	0.47
Net realized and unrealized gain/(loss) on investments	(1.19)		6.19	0.39	4.95	(0.18)	5.26

Total from Investment Operations	(0.94)		6.30	0.47	4.97	0.01	5.73

Less Distributions:
From investment income	(0.03)		(0.12)	(0.26)	(0.38)	(0.34)	(0.93)

Total Distributions	(0.03)		(0.12)	(0.26)	(0.38)	(0.34)	(0.93)

Net Increase/(Decrease) in Net Asset Value	(0.97)		6.18	0.21	4.59	(0.33)	4.80

Net Asset Value, End of Period	$32.35		$33.32	$27.14	$26.93	$22.34	$22.67

Total Return(c)	(2.84	)%(d)	23.22%	1.73%	22.30%	0.04%	32.35%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,981		$17,936	$17,095	$19,171	$19,272	$25,152
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.98	%(e)	1.03%	0.92%	0.74%	1.27%	3.16%
Operating expenses	2.40	%(e)	2.42%	2.38%	2.38%	2.43%	2.36%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	1.48	%(e)	0.35%	0.27%	0.07%	0.83%	2.92%
Operating expenses	2.90	%(e)	3.10%	3.03%	3.04%	2.87%	2.60%
Portfolio Turnover Rate	33	%(d)	45%	63%	53%	78%	95%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2015	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$34.58		$28.14	$27.88	$23.10	$25.26
Income/(Loss) from Operations:
Net investment income(c)	0.43		0.41	0.26	0.40	0.36
Net realized and unrealized gain/(loss) on investments	(1.27)		6.43	0.50	5.02	(2.09)

Total from Investment Operations	(0.84)		6.84	0.76	5.42	(1.73)

Less Distributions:
From investment income	(0.10)		(0.40)	(0.50)	(0.64)	(0.43)

Total Distributions	(0.10)		(0.40)	(0.50)	(0.64)	(0.43)

Net Increase/(Decrease) in Net Asset Value	(0.94)		6.44	0.26	4.78	(2.16)

Net Asset Value, End of Period	$33.64		$34.58	$28.14	$27.88	$23.10

Total Return	(2.42	)%(d)	24.38%	2.71%	23.59%	(6.81	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,602		$946	$942	$2,526	$9
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.99	%(e)	1.97%	1.53%	2.14%	2.78	%(e)
Operating expenses	1.50	%(e)	1.52%	1.42%	1.33%	1.50	%(e)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.49	%(e)	1.29%	0.89%	1.47%	2.34	%(e)
Operating expenses	2.00	%(e)	2.20%	2.07%	1.99%	1.94	%(e)
Portfolio Turnover Rate	33	%(d)	45%	63%	53%	78	%(f)

(a) Prior to May 1, 2013, the Forward Real Estate Long/Short Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.

(b) The Fund began offering Advisor Class shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	69	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.40		$23.50	$24.38	$22.01	$21.75
Income/(Loss) from Operations:
Net investment income(b)	0.47		0.75	1.01	1.18	0.38
Net realized and unrealized gain/(loss) on investments	(0.36)		3.12	0.05	2.95	0.33

Total from Investment Operations	0.11		3.87	1.06	4.13	0.71

Less Distributions:
From investment income	(0.49)		(0.75)	(1.11)	(1.59)	(0.45)
From capital gains	—		(1.22)	(0.83)	—	—
Tax return of capital	—		—	—	(0.17)	—

Total Distributions	(0.49)		(1.97)	(1.94)	(1.76)	(0.45)

Net Increase/(Decrease) in Net Asset Value	(0.38)		1.90	(0.88)	2.37	0.26

Net Asset Value, End of Period	$25.02		$25.40	$23.50	$24.38	$22.01

Total Return	0.42	%(c)	16.75%	4.33%	19.23%	3.28	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$132,129		$115,091	$98,756	$41,499	$283
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.11	%(d)	3.21%	4.20%	5.16%	10.11	%(d)
Operating expenses	1.60	%(d)	1.61%	1.60%	1.59%	1.67	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.68	%(d)	2.99%	4.04%	4.92%	9.77	%(d)
Operating expenses	2.03	%(d)	1.83%	1.75%	1.83%	2.01	%(d)
Portfolio Turnover Rate	21	%(c)	32%	50%	53%	73	%(e)

(a) The Fund began offering Investor Class shares on October 26, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2015	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$25.43		$23.53	$24.40	$22.00	$23.24	$20.11
Income/(Loss) from Operations:
Net investment income	0.52	(a)	0.85 (a)	1.01 (a)	1.04 (a)	1.45 (a)	1.91
Net realized and unrealized gain/(loss) on investments	(0.36)		3.11	0.14	3.18	(0.70)	3.29

Total from Investment Operations	0.16		3.96	1.15	4.22	0.75	5.20

Less Distributions:
From investment income	(0.54)		(0.84)	(1.17)	(1.65)	(1.99)	(2.07)
From capital gains	—		(1.22)	(0.85)	—	—	—
Tax return of capital	—		—	—	(0.17)	—	—

Total Distributions	(0.54)		(2.06)	(2.02)	(1.82)	(1.99)	(2.07)

Net Increase/(Decrease) in Net Asset Value	(0.38)		1.90	(0.87)	2.40	(1.24)	3.13

Net Asset Value, End of Period	$25.05		$25.43	$23.53	$24.40	$22.00	$23.24

Total Return	0.60	%(b)	17.16%	4.71%	19.66%	3.31%	26.74%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$582,034		$637,666	$494,495	$654,961	$362,894	$319,717
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.48	%(c)	3.59%	4.18%	4.59%	6.64%	8.98%
Operating expenses	1.25	%(c)	1.26%	1.22%	1.18%	1.19%	1.20%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.05	%(c)	3.37%	4.02%	4.35%	6.31%	8.68%
Operating expenses	1.68	%(c)	1.47%	1.37%	1.42%	1.52%	1.50%
Portfolio Turnover Rate	21	%(b)	32%	50%	53%	73%	93%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	71	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$25.47		$23.56	$24.43	$22.03	$23.26	$20.13
Income/(Loss) from Operations:
Net investment income	0.46	(a)	0.75 (a)	0.92 (a)	0.94 (a)	1.38 (a)	1.68
Net realized and unrealized gain/(loss) on investments	(0.35)		3.12	0.12	3.19	(0.67)	3.47

Total from Investment Operations	0.11		3.87	1.04	4.13	0.71	5.15

Less Distributions:
From investment income	(0.49)		(0.74)	(1.08)	(1.57)	(1.94)	(2.02)
From capital gains	—		(1.22)	(0.83)	—	—	—
Tax return of capital	—		—	—	(0.16)	—	—

Total Distributions	(0.49)		(1.96)	(1.91)	(1.73)	(1.94)	(2.02)

Net Increase/(Decrease) in Net Asset Value	(0.38)		1.91	(0.87)	2.40	(1.23)	3.13

Net Asset Value, End of Period	$25.09		$25.47	$23.56	$24.43	$22.03	$23.26

Total Return(b)	0.39	%(c)	16.72%	4.26%	19.22%	3.09%	26.41%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$588,666		$676,775	$540,264	$754,615	$591,167	$642,665
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.05	%(d)	3.17%	3.79%	4.19%	6.33%	8.38%
Operating expenses	1.65	%(d)	1.66%	1.62%	1.54%	1.44%	1.44%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.62	%(d)	2.95%	3.63%	3.95%	6.00%	8.07%
Operating expenses	2.08	%(d)	1.87%	1.77%	1.77%	1.77%	1.75%
Portfolio Turnover Rate	21	%(c)	32%	50%	53%	73%	93%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

June 30, 2015	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$25.19		$23.32	$24.19	$21.83	$23.06	$19.96
Income/(Loss) from Operations:
Net investment income	0.38	(a)	0.59 (a)	0.78 (a)	0.75 (a)	1.16 (a)	1.45
Net realized and unrealized gain/(loss) on investments	(0.35)		3.10	0.12	3.18	(0.63)	3.50

Total from Investment Operations	0.03		3.69	0.90	3.93	0.53	4.95

Less Distributions:
From investment income	(0.41)		(0.60)	(0.97)	(1.42)	(1.76)	(1.85)
From capital gains	—		(1.22)	(0.80)	—	—	—
Tax return of capital	—		—	—	(0.15)	—	—

Total Distributions	(0.41)		(1.82)	(1.77)	(1.57)	(1.76)	(1.85)

Net Increase/(Decrease) in Net Asset Value	(0.38)		1.87	(0.87)	2.36	(1.23)	3.10

Net Asset Value, End of Period	$24.81		$25.19	$23.32	$24.19	$21.83	$23.06

Total Return(b)	0.10	%(c)	16.07%	3.72%	18.42%	2.31%	25.52%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,117		$7,251	$8,688	$11,857	$16,165	$25,445
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.43	%(d)	2.59%	3.28%	3.44%	5.42%	7.23%
Operating expenses	2.20	%(d)	2.20%	2.19%	2.18%	2.19%	2.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.00	%(d)	2.37%	3.12%	3.20%	5.09%	6.93%
Operating expenses	2.63	%(d)	2.42%	2.34%	2.42%	2.52%	2.50%
Portfolio Turnover Rate	21	%(c)	32%	50%	53%	73%	93%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	73	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$24.93		$23.10	$23.99	$21.66	$22.91	$19.86
Income/(Loss) from Operations:
Net investment income	0.39	(a)	0.59 (a)	0.78 (a)	0.77 (a)	1.20 (a)	1.61
Net realized and unrealized gain/(loss) on investments	(0.36)		3.06	0.11	3.14	(0.68)	3.30

Total from Investment Operations	0.03		3.65	0.89	3.91	0.52	4.91

Less Distributions:
From investment income	(0.42)		(0.60)	(0.98)	(1.43)	(1.77)	(1.86)
From capital gains	—		(1.22)	(0.80)	—	—	—
Tax return of capital	—		—	—	(0.15)	—	—

Total Distributions	(0.42)		(1.82)	(1.78)	(1.58)	(1.77)	(1.86)

Net Increase/(Decrease) in Net Asset Value	(0.39)		1.83	(0.89)	2.33	(1.25)	3.05

Net Asset Value, End of Period	$24.54		$24.93	$23.10	$23.99	$21.66	$22.91

Total Return(b)	0.09	%(c)	16.07%	3.68%	18.47%	2.29%	25.46%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$256,429		$271,510	$264,263	$308,131	$262,310	$275,529
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.57	%(d)	2.61%	3.31%	3.53%	5.63%	7.60%
Operating expenses	2.20	%(d)	2.20%	2.19%	2.18%	2.19%	2.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.14	%(d)	2.39%	3.16%	3.29%	5.30%	7.29%
Operating expenses	2.63	%(d)	2.42%	2.34%	2.42%	2.52%	2.50%
Portfolio Turnover Rate	21	%(c)	32%	50%	53%	73%	93%

(a) Per share amounts are based upon average shares outstanding.

(b) Total return does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

June 30, 2015	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Advisor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$25.43		$23.52	$24.39	$22.00	$23.24	$20.56
Income/(Loss) from Operations:
Net investment income	0.55	(c)	0.89 (c)	1.05 (c)	1.12 (c)	1.48 (c)	2.06
Net realized and unrealized gain/(loss) on investments	(0.41)		3.07	0.09	3.09	(0.73)	2.69

Total from Investment Operations	0.14		3.96	1.14	4.21	0.75	4.75

Less Distributions:
From investment income	(0.53)		(0.83)	(1.16)	(1.65)	(1.99)	(2.07)
From capital gains	—		(1.22)	(0.85)	—	—	—
Tax return of capital	—		—	—	(0.17)	—	—

Total Distributions	(0.53)		(2.05)	(2.01)	(1.82)	(1.99)	(2.07)

Net Increase/(Decrease) in Net Asset Value	(0.39)		1.91	(0.87)	2.39	(1.24)	2.68

Net Asset Value, End of Period	$25.04		$25.43	$23.52	$24.39	$22.00	$23.24

Total Return	0.58	%(d)	17.11%	4.68%	19.62%	3.31%	23.96	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$54,382		$32,459	$15,501	$11,852	$3,160	$2,212
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.73	%(e)	3.74%	4.36%	4.97%	6.81%	11.92	%(e)
Operating expenses	1.31	%(e)	1.31%	1.26%	1.19%	1.20%	1.23	%(e)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.30	%(e)	3.52%	4.21%	4.73%	6.48%	11.62	%(e)
Operating expenses	1.74	%(e)	1.53%	1.41%	1.43%	1.53%	1.53	%(e)
Portfolio Turnover Rate	21	%(d)	32%	50%	53%	73%	93	%(f)

(a) Prior to May 1, 2013, the Forward Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	75	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Opportunity Fund

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(a)
Net Asset Value, Beginning of Period	$24.84		$28.86
Income/(Loss) from Operations:
Net investment income(b)	0.31		0.46
Net realized and unrealized gain/(loss) on investments	0.29		(1.52	)(c)

Total from Investment Operations	0.60		(1.06)

Less Distributions:
From investment income	(0.30)		(0.54)
From capital gains	—		(2.42)

Total Distributions	(0.30)		(2.96)

Net Increase/(Decrease) in Net Asset Value	0.30		(4.02)

Net Asset Value, End of Period	$25.14		$24.84

Total Return	2.37	%(d)	(3.65	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$960		$1,013
Ratios to Average Net Assets (excluding interest expense):
Net investment income	2.55	%(e)	2.06	%(e)
Operating expenses including reimbursement/waiver	1.58	%(e)	1.58	%(e)
Operating expenses excluding reimbursement/waiver	1.99	%(e)	2.02	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.49	%(e)	2.01	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64	%(e)
Operating expenses excluding reimbursement/waiver	2.05	%(e)	2.08	%(e)
Portfolio Turnover Rate	58	%(d)	181	%(f)

(a) The fund began offering Investor Class shares on June 1, 2014.

(b) Per share amounts are based upon average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.

June 30, 2015	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Opportunity Fund

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$24.83		$26.06	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.36		0.53	0.13
Net realized and unrealized gain on investments	0.28		1.40	1.16

Total from Investment Operations	0.64		1.93	1.29

Less Distributions:
From investment income	(0.35)		(0.74)	(0.11)
From capital gains	—		(2.42)	(0.12)

Total Distributions	(0.35)		(3.16)	(0.23)

Net Increase/(Decrease) in Net Asset Value	0.29		(1.23)	1.06

Net Asset Value, End of Period	$25.12		$24.83	$26.06

Total Return	2.52	%(c)	7.43%	5.19	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,642		$6,046	$9,749
Ratios to Average Net Assets (excluding interest expense):
Net investment income	2.89	%(d)	1.96%	1.26	%(d)
Operating expenses including reimbursement/waiver	1.23	%(d)	1.23%	1.23	%(d)
Operating expenses excluding reimbursement/waiver	1.64	%(d)	1.59%	2.29	%(d)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.83	%(d)	1.90%	n/a
Operating expenses including reimbursement/waiver	1.29	%(d)	1.29%	n/a
Operating expenses excluding reimbursement/waiver	1.70	%(d)	1.64%	n/a
Portfolio Turnover Rate	58	%(c)	181%	46	%(c)

(a) The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	77	June 30, 2015

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Opportunity Fund

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$24.83		$26.05	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.30		0.41	0.13
Net realized and unrealized gain on investments	0.28		1.38	1.11

Total from Investment Operations	0.58		1.79	1.24

Less Distributions:
From investment income	(0.28)		(0.59)	(0.08)
From capital gains	—		(2.42)	(0.11)

Total Distributions	(0.28)		(3.01)	(0.19)

Net Increase/(Decrease) in Net Asset Value	0.30		(1.22)	1.05

Net Asset Value, End of Period	$25.13		$24.83	$26.05

Total Return(c)	2.26	%(d)	6.89%	4.98	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$15,090		$13,510	$14,521
Ratios to Average Net Assets (excluding interest expense):
Net investment income	2.43	%(e)	1.54%	1.22	%(e)
Operating expenses including reimbursement/waiver	1.73	%(e)	1.73%	1.73	%(e)
Operating expenses excluding reimbursement/waiver	2.14	%(e)	2.09%	2.59	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.37	%(e)	1.48%	n/a
Operating expenses including reimbursement/waiver	1.79	%(e)	1.79%	n/a
Operating expenses excluding reimbursement/waiver	2.20	%(e)	2.15%	n/a
Portfolio Turnover Rate	58	%(d)	181%	46	%(d)

(a) The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2015	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Opportunity Fund

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(a)
Net Asset Value, Beginning of Period	$24.80		$27.11
Income/(Loss) from Operations:
Net investment income(b)	0.28		0.32
Net realized and unrealized gain on investments	0.25		0.30

Total from Investment Operations	0.53		0.62

Less Distributions:
From investment income	(0.24)		(0.51)
From capital gains	—		(2.42)

Total Distributions	(0.24)		(2.93)

Net Increase/(Decrease) in Net Asset Value	0.29		(2.31)

Net Asset Value, End of Period	$25.09		$24.80

Total Return(c)	2.07	%(d)	2.30	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,861		$1,266
Ratios to Average Net Assets (excluding interest expense):
Net investment income	2.31	%(e)	1.28	%(e)
Operating expenses including reimbursement/waiver	2.18	%(e)	2.18	%(e)
Operating expenses excluding reimbursement/waiver	2.55	%(e)	2.57	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.25	%(e)	1.23	%(e)
Operating expenses including reimbursement/waiver	2.24	%(e)	2.24	%(e)
Operating expenses excluding reimbursement/waiver	2.61	%(e)	2.63	%(e)
Portfolio Turnover Rate	58	%(d)	181	%(f)

(a) The Fund began offering Class C shares on February 18, 2014.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the period ended December 31, 2014.

See Notes to Financial Statements	79	June 30, 2015

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2015, the Trust has 29 registered funds. This semi-annual report describes 6 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights include the Forward Global Infrastructure Fund (“Global Infrastructure Fund”), the Forward International Real Estate Fund (“International Real Estate Fund”), the Forward Real Estate Fund (“Real Estate Fund”), the Forward Real Estate Long/Short Fund (“Real Estate Long/Short Fund”), the Forward Select Income Fund (“Select Income Fund”), and the Forward Select Opportunity Fund (“Select Opportunity Fund”).

The Global Infrastructure Fund seeks total return through capital appreciation and current income through investing primarily in global infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. The International Real Estate Fund seeks total return from both capital appreciation and current income through investing primarily in non-U.S. securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”). The Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including REITs. The Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry, such as REITs, master limited partnerships and other real estate firms. The Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. The Select Opportunity Fund seeks total return through current income and long-term capital appreciation through investing in equity, fixed income and hybrid securities.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares offered by the Trust.

Effective May 1, 2009, the Funds no longer offer for sale Class B shares of the Funds; and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their ClassB shares for Class B shares of another fund of the Trust that offers

Class B shares, if any; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The International Real Estate Fund, the Real Estate Fund, the Real Estate Long/Short Fund, the Select Income Fund, and the Select Opportunity Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. The Global Infrastructure Fund invests a substantial portion of its assets in securities of issuers engaged in the infrastructure industry. As a result, the Funds may be more affected by economic and regulatory developments in these industries than would a fund not concentrating its investments in a particular sector. The International Real Estate Fund, the Real Estate Fund and Select Opportunity Fund are each classified as a non-diversified fund under the 1940 Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2015.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask prices for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

June 30, 2015	80

Notes to Financial Statements (Unaudited)

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. If there has been no sale that day, such securities are valued at the average of the last reported bid and ask prices on the valuation day for long positions or ask prices for short positions. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange forward rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of

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Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Debt Securities: Debt securities are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., an issuer may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Lower rated debt securities, such as high-yield/high-risk bonds, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated debt securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations. The value of debt securities may fall when interest rates rise. Given the current historically low interest rate environment, the risks associated with rising interest rates are heightened and future increases in interest rates may result in periods of dramatic volatility and may negatively impact the value of debt securities. The liquidity of the market for debt securities may decrease during periods of increased volatility. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt securities may result in those broker-dealers restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility of such debt securities.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national securities exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a

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particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Real Estate Investment Trusts: Certain Funds invest a substantial portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2015, the Real Estate Long/Short Fund and the Select Income Fund held securities sold short with a market value of $12,009,564 and $142,600,000, respectively. No other Funds held securities sold short as of June 30, 2015.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

83	June 30, 2015

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The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Infrastructure Fund
Common Stocks(a)	$56,914,066	$—	—	$56,914,066
Limited Partnerships(a)	1,405,536	—	—	1,405,536
Loan Participation Notes(a)	—	565,879	—	565,879
Preferred Stocks(a)	1,004,693	—	—	1,004,693

Total	$59,324,295	$565,879	—	$59,890,174

International Real Estate Fund
Common Stocks(a)	$72,536,873	—	—	$72,536,873
Rights(a)	484,244	—	—	484,244

Total	$73,021,117	—	—	$73,021,117

Real Estate Fund
Common Stocks(a)	$54,130,781	—	—	$54,130,781

Total	$54,130,781	—	—	$54,130,781

Real Estate Long/Short Fund
Common Stocks
REITs-Healthcare	$—	$875,000	—	$875,000
REITs-Hotels	—	675,900	—	675,900
Other(a)	55,923,108	—	—	55,923,108
Convertible Preferred Stocks
REITs-Hotels	1,356,850	1,000,000	—	2,356,850
Preferred Stocks(a)	6,597,911	—	—	6,597,911
Corporate Bonds(a)	—	899,250	—	899,250
Convertible Corporate Bonds(a)	—	809,062	—	809,062

Total	$63,877,869	$4,259,212	—	$68,137,081

Select Income Fund
Common Stocks
REITs-Healthcare	$—	$27,562,500	—	$27,562,500
REITs-Residential	—	4,625,000	—	4,625,000
Other(a)	609,493,577	—	—	609,493,577
Convertible Preferred Stocks
REITs-Hotels	—	64,000,000	—	64,000,000
Other(a)	95,583,128	—	—	95,583,128
Preferred Stocks(a)	790,151,492	—	—	790,151,492
Contingent Convertible Securities(a)	—	16,684,650	—	16,684,650
Corporate Bonds(a)	—	34,765,647	—	34,765,647
Convertible Corporate Bonds(a)	—	35,095,217	—	35,095,217

Total	$1,495,228,197	$182,733,014	—	$1,677,961,211

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Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Select Opportunity Fund
Common Stocks
REITs-Hotels	$—	$2,027,700	—	$2,027,700
Other(a)	13,644,273	—	—	13,644,273
Exchange-Traded Funds	1,249,875	—	—	1,249,875
Preferred Stocks(a)	4,881,973	—	—	4,881,973
Contingent Convertible Securities(a)	—	1,982,500	—	1,982,500
Corporate Bonds(a)	—	1,833,500	—	1,833,500
Convertible Corporate Bonds(a)	—	1,078,750	—	1,078,750

Total	$19,776,121	$6,922,450	—	$26,698,571

(a) For detailed descriptions of industry or country see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(7,663,764)	—	—	$(7,663,764)
Exchange-Traded Funds	(4,345,800)	—	—	(4,345,800)

Total	$(12,009,564)	—	—	$(12,009,564)

Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(142,600,000)	—	—	$(142,600,000)

Total	$(142,600,000)	—	—	$(142,600,000)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2015 the only transfers of securities from Level 2 to Level 1 was for the International Real Estate Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2014. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. No other Funds had transfers from Level 1 and Level 2 securities.

As of June 30, 2015, the Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

85	June 30, 2015

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Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a

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Notes to Financial Statements (Unaudited)

settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no futures contracts as of June 30, 2015.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options as of June 30, 2015.

Written option activity for the six months ended June 30, 2015 was as follows:

	Written Call Options
Real Estate Long/Short Fund	Number of Contracts	Contract Premium
Outstanding, at beginning of year December 31, 2014	(284)	$(56,164)

Options written	(100)	(11,896)
Options exercised or closed	384	68,060
Options expired	—	—

Outstanding, June 30, 2015	—	$—

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2015(a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
International Real Estate Fund
Equity Contracts (Rights)	Investments, at value	$484,244		—

Total		$484,244		—

(a) For open derivative instruments as of June 30, 2015, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2015.

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Global Infrastructure Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$41,397	$(195,424)
International Real Estate Fund
Equity Contracts (Rights)	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	147,612	(79,247)

Total		$189,009	$(274,671)

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Notes to Financial Statements (Unaudited)

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Real Estate Long/Short Fund
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized appreciation on written option contracts	$9,792	$91,736
Equity Contracts (Rights)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	—	(2,947)

Total		$9,792	$88,789

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2015.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2015, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Leverage: The Real Estate Long/Short Fund, the Select Income Fund and the Select Opportunity Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of their assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

June 30, 2015	88

Notes to Financial Statements (Unaudited)

The Real Estate Long/Short Fund, the Select Income Fund and the Select Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowing under these agreements.

The Real Estate Long/Short Fund and the Select Income Fund also maintain separate lines of credit with Société Générale. For borrowings under these agreements, the Funds are charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

The Real Estate Long/Short Fund, the Select Income Fund, and the Select Opportunity Fund have each pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2015, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Real Estate Long/Short Fund	$10,978,325	$4,293,236
Select Income Fund	573,066,013	180,267,532
Select Opportunity Fund	12,307,047	3,007,940

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2015 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
Real Estate Long/Short Fund	1.378%	$5,171,367
Select Income Fund	1.377%	80,760,742
Select Opportunity Fund	1.378%	986,371

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid quarterly for the Funds. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2015, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest

89	June 30, 2015

Notes to Financial Statements (Unaudited)

and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2015 are recorded in the Statement of Operations, if applicable.

3. Investment Management Services

On June 9, 2015, Forward Management was acquired by Salient Partners, L.P. (“Salient”), an asset manager headquartered in Houston, Texas advising across a broad spectrum of traditional and alternative investments. Subsequent to the acquisition, Forward Management continues to act as the investment advisor of the Funds as a wholly owned subsidiary of Salient pursuant to a new investment management contract, which is substantially identical to the terms of the Funds’ previous investment management agreement, approved by the shareholders of each Fund and the Board of Trustees (see “Approval of the Investment Management Agreement,” “Additional Company information” and “Shareholder Voting Results” following the Notes to Financial Statements). Pursuant to this new investment management agreement, Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2015, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Global Infrastructure Fund	0.90%

International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million
0.80% over $100 million up to and including $500 million
0.70% over $500 million

Real Estate Long/Short Fund	1.00%

Select Income Fund	1.00%

Select Opportunity Fund	1.00%

Expense Limitations: Forward Management has entered into an Expense Limitation Agreement with the Select Opportunity Fund, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of the Fund,

June 30, 2015	90

Notes to Financial Statements (Unaudited)

through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of the Fund. Following are the annual expense limitation rates and expiration dates for the Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Select Opportunity Fund	1.58%	1.23%	1.73%	2.18%	April 30, 2017

Pursuant to the Expense Limitation Agreement, the Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by the Fund to Forward Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2015, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Select Opportunity Fund
Investor Class	$2,033	—	$2,033
Institutional Class	12,124	—	12,124
Class A	30,289	—	30,289
Class C	4,686	—	4,686

As of June 30, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	2012	2013	2014	2015	Total
International Real Estate Fund
Investor Class	$—	—	$—	—	$—
Institutional Class	7,899	—	6,829	—	14,728
Class A	—	—	4,963	—	4,963
Class C	7,702	—	2,134	—	9,836
Advisor Class	335	—	653	—	988
Select Opportunity Fund
Investor Class	N/A	N/A	$2,103	$2,033	$4,136
Institutional Class	N/A	$37,598	42,546	12,124	92,268
Class A	N/A	23,259	46,586	30,289	100,134
Class C	N/A	N/A	3,700	4,686	8,386

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class B	Class C
Global Infrastructure Fund	0.25%	0.35	%(a)	0.75%	0.75%
International Real Estate Fund	0.25%	0.35	%(a)	N/A	0.75%
Real Estate Fund	0.25%	0.35	%(a)	N/A	0.75%
Real Estate Long/Short Fund	0.25%	0.35	%(a)	0.75%	0.75%
Select Income Fund	0.25%	0.35	%(a)	0.75%	0.75%
Select Opportunity Fund	0.25%	0.35%		N/A	0.75%

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares.

91	June 30, 2015

Notes to Financial Statements (Unaudited)

The Funds have adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class A	Class B	Class C	Advisor Class
Global Infrastructure Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%
International Real Estate Fund	0.15%	0.05%	0.20%	N/A	0.25%	0.10%
Real Estate Fund	0.15%	0.05%	0.20%	N/A	0.25%	N/A
Real Estate Long/Short Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%
Select Income Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%
Select Opportunity Fund	0.15%	0.05%	0.20%	N/A	0.25%	N/A

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Forward Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2015, there were eleven Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”), and two Advisory Board Members. The Funds pay each Independent Trustee and Advisory Board member a retainer fee in the amount of $35,000 per year. The Funds pay each Independent Trustee and Advisory Board Member the amount of: $12,500 for attendance in person at a regular meeting and $9,000 for attendance by telephone at a regular meeting; $5,000 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $3,000 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $25,000, $12,500 and $7,500, respectively per year (prior to April 1, 2015, the Chairman of the Board of Trustees received a special retainer fee in the amount of $15,000). The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees and Advisory Board Members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee or an Advisory Board Member, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers, Trustees and Advisory Board members are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

June 30, 2015	92

Notes to Financial Statements (Unaudited)

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2015, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Infrastructure Fund	$34,903,901	$67,067,315
International Real Estate Fund	117,570,932	126,419,169
Real Estate Fund	26,513,927	54,849,744
Real Estate Long/Short Fund	23,781,243	29,050,431
Select Income Fund	461,518,883	341,793,241
Select Opportunity Fund	17,039,786	13,128,612

8. Tax Basis Information

Tax Basis of Investments: As of June 30, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Global Infrastructure Fund	$58,386,448	$5,110,851	$(3,607,125)	$1,503,726
International Real Estate Fund	71,417,831	4,878,271	(3,274,985)	1,603,286
Real Estate Fund	44,314,781	12,631,843	(2,815,843)	9,816,000
Real Estate Long/Short Fund	57,778,712	14,771,142	(4,412,773)	10,358,369
Select Income Fund	1,548,111,267	198,475,403	(68,625,459)	129,849,944
Select Opportunity Fund	26,878,572	1,019,834	(1,199,835)	(180,001)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2014, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2015(a)	Expiring in 2016(a)	Expiring in 2017(a)	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
Global Infrastructure Fund	$—	$3,342,497	$30,182,432	$24,061,967	$—	$—	$57,586,896
International Real Estate Fund	319,827	67,712,152	60,639,639	3,986,802	8,765,171	5,647,229	147,070,820
Real Estate Fund(c)	—	1,123,334	—	—	—	—	1,123,334
Real Estate Long/Short Fund	—	53,630,252	107,182,629	—	—	—	160,812,881

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

93	June 30, 2015

Notes to Financial Statements (Unaudited)

The Funds elect to defer to the period ending December 31, 2015 capital losses and late-year ordinary losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Global Infrastructure Fund	$425,532	$145,778
International Real Estate Fund	843,830	—
Real Estate Long/Short Fund	341,374	33,611
Select Opportunity Fund	59,152	1,536

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2015.

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Global Infrastructure Fund	$1,331,975	$—	—
International Real Estate Fund	6,907,422	—	—
Real Estate Fund	4,888,358	2,463,705	—
Real Estate Long/Short Fund	605,965	—	—
Select Income Fund	74,987,736	52,828,576	—
Select Opportunity Fund	2,816,813	68,761	—

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

9. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

As of June 30, 2015, the Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of the Select Income Fund in affiliated companies for the six months ended June 30, 2015 were as follows:

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/2015	Dividend Income	Realized Gain/(Loss)
Common Stocks
Armada Hoffler Properties, Inc.	1,320,000	—	—	1,320,000	$13,186,800	$448,800	$—
Campus Crest Communities, Inc.	3,714,500	—	—	3,714,500	20,578,330	—	—
National Storage Affiliates Trust	—	2,120,900	—	2,120,900	26,299,160	318,135	—
Peak Resorts, Inc.	1,183,171	—	—	1,183,171	8,471,505	162,686	—
Trade Street Residential, Inc.	2,307,000	—	—	2,307,000	15,364,620	438,330	—

Total					$83,900,415	$1,367,951	$—

June 30, 2015	94

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Change of Independent Registered Public Accounting Firm

At a meeting held on June 9, 2015, the Board of Trustees selected KPMG LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2015. The decision to select KPMG followed the withdrawal of the previously selected registered public accounting firm, PricewaterhouseCoopers, LLP (“PwC”), due to an independence issue resulting from the acquisition of Forward Management by Salient Partners. During the Funds’ fiscal years ended December 31, 2014 and December 31, 2013, and through June 9, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with KPMG on items that: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

Throughout the Funds’ two most recent fiscal years, and through June 9, 2015, the Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K. With respect to the Funds, PwC’s audit opinions for the past two fiscal years, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2015. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

95	June 30, 2015

Approval of the Investment Management Agreement (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of each series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement for management of each series of the Trust.

At a special in-person meeting of the Board held on January 13, 2015, the Board, including all of the Independent Trustees, unanimously voted to approve a new investment advisory agreement (the “New Advisory Agreement”) between Forward Management and the Trust on behalf of the Funds for an initial two-year period, subject to approval by the shareholders of each Fund and effective upon the closing of the acquisition of Forward Management by Salient (the “Transaction”). The successful closing of the Transaction would result in a change of control of Forward Management, which, in turn, would result in the automatic termination of any existing investment advisory agreement as required by the Investment Company Act. As a result, for Forward Management to continue to serve as investment advisor to the Funds after the Transaction, it was necessary for the Board to approve the New Advisory Agreement. The New Advisory Agreement is substantially identical to the previous investment advisory agreement between the Trust and Forward Management (the “Previous Advisory Agreement”), which the Board had reviewed and approved at an in-person meeting of the Board held on December 10, 2014. The Board acknowledged that its duties under Section 15(c) of the Investment Company Act with respect to the Board’s consideration and approval of the Previous Advisory Agreement would be equally applicable to the Board’s deliberations and approval of the New Advisory Agreement. For the reasons summarized below, the Board concluded that approval of the New Advisory Agreement resulting from the Transaction was in the best interests of each Fund and its shareholders. The New Advisory Agreement became effective on June 9, 2015 following approval by the shareholders of each Fund and the closing of the Transaction.

Beginning in September of 2014 and over the course of the Board’s due diligence in connection with its consideration of the New Advisory Agreement and the Transaction, the Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from independent legal counsel to the Independent Trustees. And with assistance from their legal counsel, the Independent Trustees also prepared written and oral requests for information from both Forward Management and Salient regarding the Transaction, Previous Advisory Agreement and the New Advisory Agreement, including details regarding each entity’s anticipated business plan for continuing operations after the Transaction. At in-person meetings of the Board on October 27, 2014, December 10, 2014, and January 13, 2015, the Board received and reviewed written responses and in-person presentations by senior management personnel from Forward Management and Salient (the “15(c) Materials”) to enable the Board to evaluate the terms of both the Previous Advisory Agreement and New Advisory Agreement.

In certain sessions, the Independent Trustees met alone with only their legal counsel present. At other times, the Independent Trustees engaged in formal and informal discussions among themselves, their legal counsel, and representatives of Forward Management and Salient as they deemed necessary.

Discussed below are the factors the Board considered in approving the New Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including the 15(c) Materials and information received on an ongoing basis at Board and Board committee meetings.

In connection with its approval of the New Advisory Agreement on January 13, 2015, the Board considered its conclusions in connection with its December 10, 2014 approval of the Previous Advisory Agreement, including the Board’s general satisfaction with the nature and quality of services being provided by Forward Management under the Previous Advisory Agreement. Therefore, in considering the New Advisory Agreement, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of the Transaction on the operations, personnel, organizational structure, capitalization, and financial and other resources of Forward Management and its affiliates that render advisory, administrative, distribution, compliance, and other services to the Funds. Also in connection with its January 13, 2015 approval of the New Advisory Agreement, the Board took into account that, commencing in September of 2014, it had posed ongoing inquiries related to the Transaction and received regular updates and information in response from Forward Management and Salient. In particular, the Board considered assurances from Forward Management and Salient that neither was aware of any additional developments unrelated to the Transaction and not already disclosed to the Board or its representatives since December 10, 2014 that would be a material consideration to the Board in connection with its consideration of the New Advisory Agreement. Accordingly, a substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual review of the Previous Advisory Agreement, during which the Board was aware that it likely would be asked in the near future to consider approval of the New Advisory Agreement.

On December 10, 2014, the Board concluded, in light of all factors it considered, that the approval of the Previous Advisory Agreement was in the best interests of each Fund and its shareholders and that the fee rates set forth in the Previous Advisory Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature and quality of services provided and to be provided under the Previous Advisory Agreement; (2) the extent to which economies of scale are reflected in fee schedules under the

June 30, 2015	96

Approval of the Investment Management Agreement (Unaudited)

Previous Advisory Agreement; (3) the existence of any “fall-out” benefits to Forward Management and its affiliates and third party sub-advisors, if applicable; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by Forward Management and its affiliates with respect to their services to each Fund. A further description of the considerations taken into account by the Board in approving the continuation of the Previous Advisory Agreement, including the information reviewed, certain material factors considered, and certain related conclusions reached, is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2014.

The Board considered representations by Forward Management and its affiliates, as well as related supporting documentation and advice from legal counsel, indicating that the New Advisory Agreement is substantially similar to and, in any event, no less favorable to the Funds than, the terms of the Previous Advisory Agreement (including the fees payable thereunder). The Board also considered additional advice provided by legal counsel relating to the New Advisory Agreement, including advice relating to the process and timing of seeking shareholder approval. The Board considered that Forward Management and Salient agreed to bear the expenses associated with obtaining Board and shareholder approval of the New Advisory Agreement and that the Funds would not bear any costs associated with the Transaction. The Board also noted that the agreement between Forward Management and Salient governing the Transaction contained representations that no “unfair burden” would be imposed on the Funds following the closing of the Transaction, in accordance with Section 15(f) of the Investment Company Act.

The Board’s consideration of the New Advisory Agreement focused on, among other matters, the expectations for continuity and stability of Forward Management throughout the implementation of the Transaction and thereafter. The Board carefully considered Forward Management’s anticipated future plans related to operational matters and levels of staffing and related compensation structures. In this regard, the Independent Trustees noted that they had requested and received assurances that: (i) Forward Management and its affiliates are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; (ii) Forward Management could be expected to provide services of the same nature, extent, and quality under the New Advisory Agreement as are provided thereby under the Previous Advisory Agreement; and (iii) the Transaction was not expected to result in any material changes to the investment objective of or the principal investment strategies used to manage any of the Funds. In addition, the Board considered representations by Forward

Management and Salient and their affiliates that Forward Management’s ownership by Salient as contemplated by the Transaction, including changes in certain key officers, would not lead to a reduction in the quality or scope of these and other services provided to the Funds.

The Board considered acknowledgements from Salient of the importance of Forward Management continuing to be able to operate in the interests of Fund shareholders. Also, the Board considered the potential benefits that may be realized by Forward Management and its affiliates as a result of the continuation of their relationship with the Funds under the New Advisory Agreement. In addition, the Board considered that, following the Transaction, the Board will continue to monitor on a regular basis the ability of Forward Management and its affiliates to comply with their undertakings and to monitor on an ongoing basis the quality of services to, and expenses of, the Funds. Additionally, the Board considered that, under the New Advisory Agreement, it will continue to have the authority, should the need arise in its view, to terminate the New Advisory Agreement without penalty upon 60 days’ notice.

In this connection, the Board generally was satisfied with the nature and quality of the services expected to be provided by Forward Management to the Funds following the Transaction, including investment advisory, administrative, and support services, and has decided that it would be in the Funds’ best interests to maintain continuity and stability of the services currently being provided.

In addition, the Board considered, among other things, the following:

1.	A representation from Salient that all contractual expense limitations for the Forward Funds in place as of January 13, 2015 or put in place prior to May 1, 2015 would be continued through at least April 30, 2017 should the Transaction be completed.

2.	A representation from Salient that neither Forward Management nor Salient will propose any increases to any asset-based or per account fees borne by the Funds, to the extent such fees are within the control of Salient or Forward Management, for at least the two-year period following the Transaction.

3.	A representation from Salient that should the Transaction be completed, Forward Management would engage in good faith discussions with the Board on a going forward basis with respect to the desirability of continuing the various expense limitation agreements in place for the Funds and imposing new expense limitation agreements should circumstances give rise to material increases in the Funds’ expense ratios.

In reaching its determination to approve the New Advisory Agreement, the Board considered the additional resources that were expected to be made

97	June 30, 2015

Approval of the Investment Management Agreement (Unaudited)

available to the Funds and Forward Management as a result of the Transaction, the fact that Forward Management would become part of a larger asset management firm as a result of the Transaction, and that the Transaction was not expected to have any material impact on the Funds’ investment strategies.

In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The approval determination was made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. The Board also noted that different Trustees likely placed emphasis on different factors in reaching their individual conclusions to approve in favor of the New Advisory Agreement.

Based on the foregoing and other relevant considerations, the Board, including all of the Independent Trustees, concluded that, in light of all factors considered, the terms of the New Advisory Agreement, including fee rates, were fair and reasonable, and that it would be in the best interests of the shareholders of each Fund to approve the New Advisory Agreement so as to enable there to be a continuation without interruption of the current services being provided by Forward Management pursuant to the Previous Advisory Agreement. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved, with respect to the Funds, the New Advisory Agreement.

June 30, 2015	98

Additional Company Information (Unaudited)

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently eleven Trustees, ten of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Independent Trustee” and together, the “Independent Trustees”) and two Advisory Board Members. The Trustees, Advisory Board Members and Officers of the Trust, along with their affiliations over the last five years, are set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available at forwardinvesting.com or upon request, without charge, by calling 800-999-6809.

Independent Trustees:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Year of Birth: 1947	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of
			George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); Director of PCG Asset Management, a private equity investment advisor (2001 to 2011); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006 to 2010); Director of Near East Foundation (since 2007).	29	Chairman and Director of SIFE Trust Fund (1978 to 2001).

Donald O’Connor Year of Birth:1936	Trustee	Since 2000+	Financial Consultant (since 1997); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	29	Trustee of the Advisors Series Trust (47 funds) (since 1997).

99	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Cecilia H. Herbert Year of Birth: 1949	Trustee, Nominating Committee Chairperson	Since 2009+	Director (2000 to 2013) and President (2007 to 2010) of the Board, Catholic Charities CYO; Member, Archdiocese Finance Committee, the advisory council to the San Francisco Catholic Archdiocese (since 1994); Trustee, The Thacher School (2002 to 2011); Trustee, WNET, the public media company of New York (since 2011); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991).	29	Director, iShares Inc. (since 2005) and iShares MSCI Russia Capped ETF, Inc. (since 2010), and Trustee, iShares Trust (since 2005) and iShares U.S. ETF Trust (since 2011) (collectively, 335 funds); Trustee, Pacific Select Funds (2004 to 2005); Trustee, The Montgomery Funds (1992 to 2003).

Julie Allecta Year of Birth: 1946	Trustee, Audit Committee Chairperson	Since 2012+	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999 to 2009); Member of Governing Council, Independent Directors Council (since 2014); Vice President and Director, WildCare Bay Area (since 2007); Director, Audubon Canyon Ranch, Inc. (2009 to 2014); Parliamentarian and Director, American Society of Botanical Artists, Northern California Chapter (2014).	29	Trustee, Litman Gregory Funds Trust (four funds) (since 2013).

A. John Gambs Year of Birth: 1945	Trustee	Since 2012+	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011 to 2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006 to 2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (since 2011); Member, Board of Governors San Francisco Symphony (since 2001); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988 to 1996); President and Director, Gambs Family Foundation (1997 to 2010).	29	None.

June 30, 2015	100

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Karin B. Bonding, CFA Year of Birth: 1939	Trustee	Since 2015+	Lecturer, University of Virginia (1996 to 2015); President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) (since 1996).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2010); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Brandes Investment Trust (2006 to 2012); Credit Suisse Alternative Capital Funds (2005 to 2010).

Jonathan P. Carroll Year of Birth: 1961	Trustee	Since 2015+	President, Lazarus Capital LLC (holding company) (since 2006); President, Lazarus Energy Holdings, LLC (holding company) (since 2006); President and Chief Executive Officer, Blue Dolphin Energy Company (since 2012); private investor (since 1995).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); LRR Energy, L.P. (energy company) (since 2014); Blue Dolphin Energy Company (energy company) (since 2014).

101	June 30, 2015

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Trustee	Since 2015+	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); President of The Space Agency (marketing) (since 1999); President of The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986 to 1996); Member, Board of Directors, National Math and Science Initiative (since 2008); Member, Board of Directors, The Space Agency (since 2008); Member, Board of Directors, Communities in Schools (since 2007); Member, Board of Directors, American Telemedicine Association (since 2007); Director, U.S. Physical Therapy, Inc. (since 2005); Director, Houston Technology Center (since 2004); Member, Board of Directors, Houston Angel Network (since 2004).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2009); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010); Babson Funds (five funds) (since 2011); Monebo Technologies Inc. (medical) (since 2009); Sterling Bancshares, Inc. (2007 to 2014).

Richard C. Johnson Year of Birth: 1937	Trustee	Since 2015+	Senior Counsel (retired), Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998 to 2002); practiced law at Baker Botts (1966 to 2002, including from 1972 to 2002 as a partner).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2010).

June 30, 2015	102

Additional Company Information (Unaudited)

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Scott E. Schwinger Year of Birth: 1965	Trustee	Since 2015+	President, The McNair Group (management) (since 2006); Senior Vice President and Chief Financial Officer, The Houston Texans (professional football team) (since 1999), Member, Board of Directors, The Make-A-Wish Foundation, Texas Gulf Coast and Louisiana (since 2008); Member, Board of Directors, YES Prep Public Schools (2001 to 2014); Director, Houston Technology Center (since 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

103	June 30, 2015

Additional Company Information (Unaudited)

Interested Trustee:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
John A. Blaisdell**** Year of Birth: 1960	President, Trustee	Since 2015+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (since 2015); Member, Investment Committee of Salient Advisors, L.P. (since 2002); Managing Director of Salient Partners, L.P. (since 2002).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, 16th Floor, San Francisco, CA 94111.

**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****	Mr. Blaisdell is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+	Messrs. Mardikian, and O’Connor have served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Messrs. Mardikian, and O’Connor served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Ms. Herbert was appointed as a Trustee effective November 9, 2009. Ms. Allecta was appointed as a Trustee effective January 1, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Mr. Gambs was appointed as a Trustee effective December 31, 2012 and elected by shareholders of the Trust as a Trustee effective June 9, 2015. Messrs. Blaisdell, Carroll, Harris, Johnson, and Schwinger and Ms. Bonding were each elected by shareholders of the Trust as a Trustee effective June 9, 2015.

June 30, 2015	104

Additional Company Information (Unaudited)

Advisory Board Members:

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Served by Advisory Board Member	Directorships Held by Advisory Board Member
DeWitt F. Bowman 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1930	Advisory Board Member	Since 2015	Pension Investment Consulting, a consulting company (since 1994); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (since 1994); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	29	Trustee, Forward Funds (2006 to 2015)+; Trustee, Brandes Mutual Funds (1995 to 2012); Lead Director, RREEF America III REIT (2007 to 2012); Director, RREEF America I REIT (2004 to 2007); Trustee, PCG Private Equity Fund (since 1994).

G. Edward Powell 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1936	Advisory Board Member	Since 2015	Principal of Mills & Stowell (private equity) (since 2002); Managing Partner, PriceWaterhouse & Co., Houston office (1982 to 1994) ; Therapy Track, LLC (2009 to 2012); Director, Global Water Technologies, Inc.; Director, Datavox Holdings, Inc.; Energy Services International, Inc. (2004 to 2013).	29	Salient MF Trust (seven funds) (since 2012); The Endowment Funds (five funds) (since 2004); The PMF Funds (three funds) (since 2014); Salient MLP & Energy Infrastructure Fund (2011 to 2014); Salient Midstream & MLP Fund (since 2012); Salient Alternative Strategies Funds (two funds) (since 2012).

*	Each Advisory Board member will hold office for an indefinite term, except that any Advisory Board member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees.

+	Since 2000, Mr. Bowman also served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

105	June 30, 2015

Additional Company Information (Unaudited)

Officers:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Robert S. Naka 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1963	Vice President and Secretary	Vice President since 2009 and Secretary since 2012	President, Trust (2015); Chief Operating Officer, Forward Management, LLC (since 2009); Interim Chief Executive Officer, Forward Management, LLC (2015); Principal & Chief Operating Officer, Anew Capital Management LLC (2007 to 2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989 to 2007).

Barbara H. Tolle 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1949	Treasurer	Since 2006	Vice President, Director of Fund Accounting and Operations, Forward Management, LLC (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1998 to 2006).

Judith M. Rosenberg 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1948	Chief Compliance Officer and Chief Legal Officer	Since 2005	Chief Compliance Officer, Forward Management, LLC (2005 to 2015); Chief Compliance Officer and Secretary, Forward Securities, LLC (since 2010); First Vice President and Senior Attorney, Morgan Stanley (1984 to 1997; 2002 to 2005); Director of Compliance, Morgan Stanley Online (1997 to 2002).

Kathryn A. Burns 1290 Broadway, Suite 1100 Denver, CO 80203 Year of Birth: 1976	Assistant Treasurer	Since 2014	Assistant Vice President and Fund Controller, ALPS Fund Services, Inc. (since 2013); Vice President and Chief Compliance Officer, Old Mutual Capital (2010 to 2012); Vice President and Regulatory Reporting Manager, Old Mutual Capital (2006 to 2012); Manager, PricewaterhouseCoopers LLP (2004 to 2006).

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

June 30, 2015	106

Shareholder Voting Results (Unaudited)

Forward Funds

Special Meeting of Shareholders

May 6, 2015

May 29, 2015

Special Meetings of the Shareholders of each of the series of Forward Funds (the “Trust”), were held on May 6, 2015 (the “May 6, 2015 Meeting”) and May 29, 2015 (the “May 29, 2015 Meeting”) to approve proposals in connection with the acquisition of Forward Funds’ investment advisor, Forward Management, LLC (“Forward Management”) by Salient Partners, L.P. (the “Transaction”), which closed on June 9, 2015 and resulted in a change of control of Forward Management. In addition, shareholders were asked to approve the election of eight Trustees to serve on the Board of Trustees of the Trust (the “Board”). The following Trustees, who currently serve on the Board, were previously elected or appointed to the Board prior to May 6, 2015: Julie Allecta, A. John Gambs, Cecilia H. Herbert, Haig G. Mardikian, and Donald E. O’Connor.

At the May 6, 2015 Meeting, the shareholders of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund and Forward Select Opportunity Fund (each, a “Fund”) approved the following proposals:

Forward Global Infrastructure Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 64.422% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,263,165.377	52.009%
Against	7,489.537	0.308%
Abstain	17,405.424	0.717%
Broker Non-Vote	672,693.000	27.697%

Total	1,960,753.338	80.731%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.018% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,921,899.246	79.132%
Withhold	38,854.092	1.600%

Total	1,960,753.338	80.732%

4b. A. John Gambs

Votes in favor represented 98.069% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,922,889.914	79.173%
Withhold	37,863.424	1.559%

Total	1,960,753.338	80.732%

107	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 98.153% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,924,542.914	79.241%
Withhold	36,210.424	1.491%

Total	1,960,753.338	80.732%

4d. Jonathan P. Carroll

Votes in favor represented 97.961% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,920,778.377	79.086%
Withhold	39,974.961	1.646%

Total	1,960,753.338	80.732%

4e. Dr. Bernard A. Harris

Votes in favor represented 98.036% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,922,240.914	79.146%
Withhold	38,512.424	1.586%

Total	1,960,753.338	80.732%

4f. Richard C. Johnson

Votes in favor represented 97.991% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,921,370.709	79.110%
Withhold	39,382.629	1.622%

Total	1,960,753.338	80.732%

4g. Scott E. Schwinger

Votes in favor represented 98.021% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,921,940.377	79.134%
Withhold	38,812.961	1.598%

Total	1,960,753.338	80.732%

June 30, 2015	108

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 98.021% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,921,940.377	79.134%
Withhold	38,812.961	1.598%

Total	1,960,753.338	80.732%

Forward International Real Estate Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 62.765% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,731,480.732	55.111%
Against	24,016.593	0.485%
Abstain	16,819.654	0.339%
Broker Non-Vote	1,579,585.000	31.870%

Total	4,351,901.979	87.805%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.257% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,276,043.891	86.275%
Withhold	75,858.088	1.531%

Total	4,351,901.979	87.806%

4b. A. John Gambs

Votes in favor represented 98.475% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,285,546.850	86.467%
Withhold	66,355.129	1.339%

Total	4,351,901.979	87.806%

109	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 98.377% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,281,260.589	86.380%
Withhold	70,641.390	1.425%

Total	4,351,901.979	87.805%

4d. Jonathan P. Carroll

Votes in favor represented 78.428% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	3,413,120.589	68.864%
Withhold	938,781.390	18.941%

Total	4,351,901.979	87.805%

4e. Dr. Bernard A. Harris

Votes in favor represented 98.489% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,286,130.589	86.479%
Withhold	65,771.390	1.327%

Total	4,351,901.979	87.806%

4f. Richard C. Johnson

Votes in favor represented 98.295% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,277,698.630	86.309%
Withhold	74,203.349	1.497%

Total	4,351,901.979	87.806%

4g. Scott E. Schwinger

Votes in favor represented 98.385% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,281,616.589	86.388%
Withhold	70,285.390	1.418%

Total	4,351,901.979	87.806%

June 30, 2015	110

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 98.489% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	4,286,130.589	86.479%
Withhold	65,771.390	1.327%

Total	4,351,901.979	87.806%

Forward Real Estate Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 60.077% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,669,299.556	53.442%
Against	12,365.053	0.396%
Abstain	14,398.860	0.461%
Broker Non-Vote	1,082,530.000	34.657%

Total	2,778,593.469	88.956%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 98.878% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,747,430.975	87.958%
Withhold	31,162.494	0.998%

Total	2,778,593.469	88.956%

4b. A. John Gambs

Votes in favor represented 98.880% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,747,473.975	87.959%
Withhold	31,119.494	0.996%

Total	2,778,593.469	88.955%

111	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 98.951% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,749,458.975	88.023%
Withhold	29,134.494	0.933%

Total	2,778,593.469	88.956%

4d. Jonathan P. Carroll

Votes in favor represented 97.891% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,719,992.975	87.080%
Withhold	58,600.494	1.876%

Total	2,778,593.469	88.956%

4e. Dr. Bernard A. Harris

Votes in favor represented 98.869% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,747,159.975	87.949%
Withhold	31,433.494	1.006%

Total	2,778,593.469	88.955%

4f. Richard C. Johnson

Votes in favor represented 98.926% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,748,741.975	88.000%
Withhold	29,851.494	0.956%

Total	2,778,593.469	88.956%

4g. Scott E. Schwinger

Votes in favor represented 99.004% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,750,926.975	88.070%
Withhold	27,666.494	0.886%

Total	2,778,593.469	88.956%

June 30, 2015	112

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 99.001% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	2,750,823.975	88.067%
Withhold	27,769.494	0.889%

Total	2,778,593.469	88.956%

Forward Real Estate Long/Short Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 71.204% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	860,398.716	40.625%
Against	8,915.256	0.421%
Abstain	23,222.316	1.096%
Broker Non-Vote	315,822.000	14.912%

Total	1,208,358.288	57.054%

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 97.034% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,172,520.460	55.362%
Withhold	35,837.828	1.692%

Total	1,208,358.288	57.054%

4b. A. John Gambs

Votes in favor represented 96.417% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,165,061.617	55.010%
Withhold	43,296.671	2.044%

Total	1,208,358.288	57.054%

113	June 30, 2015

Shareholder Voting Results (Unaudited)

4c. Karin B. Bonding

Votes in favor represented 96.547% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,166,636.827	55.084%
Withhold	41,721.461	1.970%

Total	1,208,358.288	57.054%

4d. Jonathan P. Carroll

Votes in favor represented 90.667% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,095,584.303	51.729%
Withhold	112,773.985	5.325%

Total	1,208,358.288	57.054%

4e. Dr. Bernard A. Harris

Votes in favor represented 96.375% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,164,554.220	54.986%
Withhold	43,804.068	2.068%

Total	1,208,358.288	57.054%

4f. Richard C. Johnson

Votes in favor represented 97.031% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,172,487.324	55.360%
Withhold	35,870.964	1.694%

Total	1,208,358.288	57.054%

4g. Scott E. Schwinger

Votes in favor represented 97.083% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,173,114.910	55.390%
Withhold	35,243.378	1.664%

Total	1,208,358.288	57.054%

June 30, 2015	114

Shareholder Voting Results (Unaudited)

4h. John A. Blaisdell

Votes in favor represented 97.085% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	1,173,136.360	55.391%
Withhold	35,221.928	1.663%

Total	1,208,358.288	57.054%

Forward Select Income Fund

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 97.777% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,390,359.383	67.625%
Withhold	1,123,076.106	1.538%

Total	50,513,435.489	69.163%

4b. A. John Gambs

Votes in favor represented 97.668% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,335,431.556	67.550%
Withhold	1,178,003.933	1.613%

Total	50,513,435.489	69.163%

4c. Karin B. Bonding

Votes in favor represented 97.719% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,360,983.122	67.585%
Withhold	1,152,452.367	1.578%

Total	50,513,435.489	69.163%

4d. Jonathan P. Carroll

Votes in favor represented 93.694% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	47,328,065.679	64.802%
Withhold	3,185,369.810	4.361%

Total	50,513,435.489	69.163%

115	June 30, 2015

Shareholder Voting Results (Unaudited)

4e. Dr. Bernard A. Harris

Votes in favor represented 97.690% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,346,446.688	67.565%
Withhold	1,166,988.801	1.598%

Total	50,513,435.489	69.163%

4f. Richard C. Johnson

Votes in favor represented 97.657% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,329,681.801	67.542%
Withhold	1,183,753.688	1.621%

Total	50,513,435.489	69.163%

4g. Scott E. Schwinger

Votes in favor represented 97.716% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,359,707.296	67.583%
Withhold	1,153,728.193	1.580%

Total	50,513,435.489	69.163%

4h. John A. Blaisdell

Votes in favor represented 97.738% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	49,370,616.019	67.598%
Withhold	1,142,819.470	1.565%

Total	50,513,435.489	69.163%

Forward Select Opportunity Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 62.698% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	517,702.515	56.757%
Against	2,003.000	0.220%
Abstain	3,140.848	0.344%
Broker Non-Vote	302,857.000	33.203%

Total	825,703.363	90.524%

June 30, 2015	116

Shareholder Voting Results (Unaudited)

Proposal 4. To elect eight Trustees to serve until their successors are elected and qualified, provided that the election of nominees 4c through 4h as Trustees is contingent upon and will not be effective until the closing of the Transaction:

4a. Julie Allecta

Votes in favor represented 99.493% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,518.515	90.064%
Withhold	4,184.848	0.459%

Total	825,703.363	90.523%

4b. A. John Gambs

Votes in favor represented 99.493% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,518.515	90.064%
Withhold	4,184.848	0.459%

Total	825,703.363	90.523%

4c. Karin B. Bonding

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

4d. Jonathan P. Carroll

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

4e. Dr. Bernard A. Harris

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

117	June 30, 2015

Shareholder Voting Results (Unaudited)

4f. Richard C. Johnson

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

4g. Scott E. Schwinger

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

4h. John A. Blaisdell

Votes in favor represented 99.444% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	821,109.438	90.020%
Withhold	4,593.925	0.504%

Total	825,703.363	90.524%

At the May 29, 2015 Meeting, shareholders of the Forward Select Income Fund approved following proposals:

Forward Select Income Fund

Proposal 1. To approve a new investment advisory agreement between the Fund and Forward Management, the Fund’s current investment advisor, as a result of the Transaction:

Votes in favor represented 77.043% of total votes.

	Number of Shares Voted	Percentage of Shares Voted
For	37,185,575.246	50.915%
Against	622,894.998	0.853%
Abstain	1,036,442.667	1.419%
Broker Non-Vote	9,421,037.000	12.899%

Total	48,265,949.911	66.086%

June 30, 2015	118

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	FSD001700 083116

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ John A. Blaisdell
John A. Blaisdell
President

Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
President

Date:	September 3, 2015

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 3, 2015

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